UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GREGORY J. STUMM, PRINCIPAL EXECUTIVE OFFICER

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: August 31, 2025

Date of reporting period: August 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders

American Beacon

DoubleLine Floating Rate Income Fund

Annual Shareholder Report - August 31, 2025 | Class A: SOUAX

This annual shareholder report contains important information about American Beacon DoubleLine Floating Rate Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.11%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned -2.25% (with sales charges) and 0.31% (without sales charges) for the twelve months ended August 31, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 3.14% and the S&P UBS Leveraged Loan Index return of 7.36%.

  In June 2025, DoubleLine Capital LP began serving as the Fund’s sub-advisor, and certain holdings were adjusted to bring the Fund in line with the sub-advisor’s investment strategy.

  The Fund’s performance during the period was negatively impacted by issuers acquired by the previous sub-advisors. The underperformance was primarily due to security selection.

  Lower-quality loans generally outperformed higher-quality loans during the period, so the Fund’s overweight positioning in higher-quality loans also detracted from performance.

Cumulative Performance from August 31, 2015  through August 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	Bloomberg US Aggregate Bond Index	S&P UBS Leveraged Loan Index
08/2015	$9,746	$10,000	$10,000
09/2015	$9,709	$10,068	$9,933
10/2015	$9,737	$10,069	$9,920
11/2015	$9,700	$10,043	$9,832
12/2015	$9,679	$10,010	$9,738
01/2016	$9,649	$10,148	$9,668
02/2016	$9,635	$10,220	$9,614
03/2016	$9,805	$10,314	$9,868
04/2016	$9,877	$10,353	$10,055
05/2016	$9,957	$10,356	$10,147
06/2016	$9,960	$10,542	$10,150
07/2016	$10,076	$10,609	$10,293
08/2016	$10,100	$10,597	$10,374
09/2016	$10,194	$10,590	$10,465
10/2016	$10,255	$10,509	$10,545
11/2016	$10,276	$10,261	$10,579
12/2016	$10,376	$10,275	$10,700
01/2017	$10,438	$10,295	$10,757
02/2017	$10,478	$10,365	$10,820
03/2017	$10,509	$10,359	$10,829
04/2017	$10,553	$10,439	$10,876
05/2017	$10,583	$10,519	$10,917
06/2017	$10,610	$10,509	$10,910
07/2017	$10,693	$10,554	$10,996
08/2017	$10,698	$10,649	$10,981
09/2017	$10,745	$10,598	$11,026
10/2017	$10,785	$10,604	$11,098
11/2017	$10,814	$10,591	$11,112
12/2017	$10,850	$10,639	$11,155
01/2018	$10,956	$10,517	$11,275
02/2018	$10,973	$10,417	$11,295
03/2018	$10,994	$10,484	$11,331
04/2018	$11,039	$10,406	$11,386
05/2018	$11,046	$10,480	$11,408
06/2018	$11,060	$10,467	$11,420
07/2018	$11,131	$10,470	$11,515
08/2018	$11,168	$10,537	$11,562
09/2018	$11,234	$10,469	$11,641
10/2018	$11,239	$10,386	$11,641
11/2018	$11,167	$10,448	$11,546
12/2018	$10,945	$10,640	$11,282
01/2019	$11,122	$10,753	$11,542
02/2019	$11,273	$10,747	$11,723
03/2019	$11,275	$10,954	$11,708
04/2019	$11,411	$10,956	$11,894
05/2019	$11,377	$11,151	$11,867
06/2019	$11,401	$11,291	$11,893
07/2019	$11,427	$11,316	$11,987
08/2019	$11,338	$11,609	$11,953
09/2019	$11,349	$11,547	$12,003
10/2019	$11,190	$11,582	$11,945
11/2019	$11,189	$11,576	$12,011
12/2019	$11,384	$11,568	$12,204
01/2020	$11,456	$11,791	$12,269
02/2020	$11,379	$12,003	$12,103
03/2020	$9,552	$11,932	$10,595
04/2020	$9,769	$12,144	$11,049
05/2020	$10,171	$12,201	$11,469
06/2020	$10,484	$12,278	$11,624
07/2020	$10,674	$12,461	$11,842
08/2020	$10,824	$12,360	$12,021
09/2020	$10,917	$12,354	$12,103
10/2020	$10,965	$12,298	$12,124
11/2020	$11,201	$12,419	$12,383
12/2020	$11,390	$12,436	$12,543
01/2021	$11,505	$12,347	$12,702
02/2021	$11,605	$12,169	$12,788
03/2021	$11,646	$12,017	$12,795
04/2021	$11,765	$12,112	$12,860
05/2021	$11,845	$12,151	$12,927
06/2021	$11,891	$12,237	$12,980
07/2021	$11,878	$12,374	$12,980
08/2021	$11,946	$12,350	$13,043
09/2021	$12,013	$12,243	$13,127
10/2021	$12,028	$12,240	$13,158
11/2021	$11,987	$12,276	$13,138
12/2021	$12,050	$12,245	$13,221
01/2022	$12,089	$11,981	$13,268
02/2022	$11,979	$11,847	$13,202
03/2022	$11,957	$11,518	$13,208
04/2022	$11,930	$11,081	$13,230
05/2022	$11,521	$11,152	$12,898
06/2022	$11,184	$10,977	$12,633
07/2022	$11,331	$11,246	$12,868
08/2022	$11,451	$10,928	$13,066
09/2022	$11,149	$10,456	$12,783
10/2022	$11,194	$10,320	$12,892
11/2022	$11,319	$10,700	$13,035
12/2022	$11,359	$10,651	$13,081
01/2023	$11,594	$10,979	$13,417
02/2023	$11,684	$10,695	$13,501
03/2023	$11,608	$10,967	$13,488
04/2023	$11,705	$11,033	$13,616
05/2023	$11,668	$10,913	$13,604
06/2023	$11,829	$10,874	$13,909
07/2023	$11,942	$10,867	$14,090
08/2023	$12,053	$10,797	$14,252
09/2023	$12,133	$10,523	$14,377
10/2023	$12,226	$10,357	$14,382
11/2023	$12,375	$10,826	$14,553
12/2023	$12,535	$11,240	$14,787
01/2024	$12,572	$11,210	$14,903
02/2024	$12,600	$11,051	$15,036
03/2024	$12,738	$11,153	$15,161
04/2024	$12,801	$10,871	$15,264
05/2024	$12,917	$11,056	$15,402
06/2024	$12,896	$11,160	$15,444
07/2024	$12,895	$11,421	$15,558
08/2024	$13,093	$11,585	$15,650
09/2024	$13,134	$11,740	$15,765
10/2024	$13,233	$11,449	$15,898
11/2024	$13,317	$11,570	$16,032
12/2024	$13,354	$11,381	$16,126
01/2025	$13,299	$11,441	$16,242
02/2025	$12,897	$11,693	$16,267
03/2025	$12,743	$11,697	$16,225
04/2025	$12,743	$11,743	$16,214
05/2025	$13,040	$11,659	$16,471
06/2025	$13,117	$11,839	$16,603
07/2025	$13,152	$11,807	$16,739
08/2025	$13,133	$11,949	$16,802

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	0.31%	3.94%	3.03%
Class A with Maximum Sales Charge - 2.50%Footnote Reference1	(2.25)%	3.41%	2.76%
Bloomberg US Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P UBS Leveraged Loan Index	7.36%	6.93%	5.33%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The Bloomberg US Aggregate Bond Index is replacing the S&P UBS Leveraged Loan Index as broad-based securities market index to comply with a new regulatory requirement. The S&P UBS Leveraged Loan Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$62,622,305
# of Portfolio Holdings	208
Portfolio Turnover Rate	217%
Total Management Fees Paid	$198,347

Asset Allocation - % Investments

Value	Value
Bank Loan Obligations	69.4
Investment Companies	17.6
Exchange-Traded Instruments	9.9
Corporate Obligations	2.8
Foreign Corporate Obligations	0.2
Common Stocks	0.1
Preferred Stocks	0.0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Invesco Senior Loan ETF	8.1
SPDR Blackstone Senior Loan ETF	3.0
Focus Financial Partners LLC, 7.065%, Due 9/15/2031	2.0
Cotiviti Corp.	1.9
Prime Security Services Borrower LLC	1.5
Iron Mountain, Inc.	1.5
TransDigm, Inc.	1.4
OneDigital Borrower LLC	1.3
Flutter Financing BV	1.2
Camelot U.S. Acquisition LLC	1.0

Excludes cash equivalents.

Top Ten Industry Allocations - % Investments

Value	Value
Diversified Financial Services	3.3
Chemicals	3.3
Telecommunications	3.4
Health Care - Services	4.3
Retail	4.4
Insurance	5.1
Entertainment	5.9
Commercial Services	8.5
Software	10.0
Exchange-Traded Instruments	12.0

Excludes cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, First Eagle Alternative Credit, LLC (""FEAC"") and the Trust, on behalf of the American Beacon DoubleLine Floating Rate Income Fund (formerly known as American Beacon FEAC Floating Rate Income Fund), effective as of the close of business June 20, 2025, and (ii) a new investment advisory agreement among the Manager, DoubleLine Capital LP (""DoubleLine""), and the Trust on behalf of the Funds, effective as of the close of business June 20, 2025.

Following the appointment of DoubleLine as the Fund's sub-advisor, effective June 20, 2025, the American Beacon DoubleLine Floating Rate Income Fund implemented material changes to its principal investment strategy. The revised strategy broadens the Fund's investments to include a wider range of income-producing debt securities. In conjunction with the material changes to the Fund's principal investment strategy, the principal investment risks have also been updated to reflect new risks associated with the expanded investment universe. For full details, refer to the Prospectus Supplement dated June 20, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

DoubleLine Floating Rate Income Fund

Annual Shareholder Report - August 31, 2025

Class A: SOUAX

Distributed by:

Resolute Investment Distributors, Inc.

DbLine_A 0825

American Beacon

DoubleLine Floating Rate Income Fund

Annual Shareholder Report - August 31, 2025 | Class C: SOUCX

This annual shareholder report contains important information about American Beacon DoubleLine Floating Rate Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$188	1.89%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned -1.20% (with sales charges) and -0.20% (without sales charges) for the twelve months ended August 31, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 3.14% and the S&P UBS Leveraged Loan Index return of 7.36%.

  In June 2025, DoubleLine Capital LP began serving as the Fund’s sub-advisor, and certain holdings were adjusted to bring the Fund in line with the sub-advisor’s investment strategy.

  The Fund’s performance during the period was negatively impacted by issuers acquired by the previous sub-advisors. The underperformance was primarily due to security selection.

  Lower-quality loans generally outperformed higher-quality loans during the period, so the Fund’s overweight positioning in higher-quality loans also detracted from performance.

Cumulative Performance from August 31, 2015  through August 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	Bloomberg US Aggregate Bond Index	S&P UBS Leveraged Loan Index
08/2015	$10,000	$10,000	$10,000
09/2015	$9,961	$10,068	$9,933
10/2015	$9,990	$10,069	$9,920
11/2015	$9,952	$10,043	$9,832
12/2015	$9,928	$10,010	$9,738
01/2016	$9,891	$10,148	$9,668
02/2016	$9,870	$10,220	$9,614
03/2016	$10,038	$10,314	$9,868
04/2016	$10,105	$10,353	$10,055
05/2016	$10,180	$10,356	$10,147
06/2016	$10,177	$10,542	$10,150
07/2016	$10,299	$10,609	$10,293
08/2016	$10,307	$10,597	$10,374
09/2016	$10,396	$10,590	$10,465
10/2016	$10,451	$10,509	$10,545
11/2016	$10,477	$10,261	$10,579
12/2016	$10,573	$10,275	$10,700
01/2017	$10,618	$10,295	$10,757
02/2017	$10,663	$10,365	$10,820
03/2017	$10,677	$10,359	$10,829
04/2017	$10,715	$10,439	$10,876
05/2017	$10,749	$10,519	$10,917
06/2017	$10,770	$10,509	$10,910
07/2017	$10,837	$10,554	$10,996
08/2017	$10,846	$10,649	$10,981
09/2017	$10,877	$10,598	$11,026
10/2017	$10,911	$10,604	$11,098
11/2017	$10,934	$10,591	$11,112
12/2017	$10,963	$10,639	$11,155
01/2018	$11,064	$10,517	$11,275
02/2018	$11,075	$10,417	$11,295
03/2018	$11,100	$10,484	$11,331
04/2018	$11,127	$10,406	$11,386
05/2018	$11,127	$10,480	$11,408
06/2018	$11,135	$10,467	$11,420
07/2018	$11,199	$10,470	$11,515
08/2018	$11,240	$10,537	$11,562
09/2018	$11,288	$10,469	$11,641
10/2018	$11,287	$10,386	$11,641
11/2018	$11,208	$10,448	$11,546
12/2018	$10,990	$10,640	$11,282
01/2019	$11,149	$10,753	$11,542
02/2019	$11,304	$10,747	$11,723
03/2019	$11,288	$10,954	$11,708
04/2019	$11,416	$10,956	$11,894
05/2019	$11,376	$11,151	$11,867
06/2019	$11,393	$11,291	$11,893
07/2019	$11,411	$11,316	$11,987
08/2019	$11,315	$11,609	$11,953
09/2019	$11,319	$11,547	$12,003
10/2019	$11,153	$11,582	$11,945
11/2019	$11,146	$11,576	$12,011
12/2019	$11,332	$11,568	$12,204
01/2020	$11,397	$11,791	$12,269
02/2020	$11,313	$12,003	$12,103
03/2020	$9,508	$11,932	$10,595
04/2020	$9,704	$12,144	$11,049
05/2020	$10,107	$12,201	$11,469
06/2020	$10,399	$12,278	$11,624
07/2020	$10,592	$12,461	$11,842
08/2020	$10,721	$12,360	$12,021
09/2020	$10,818	$12,354	$12,103
10/2020	$10,846	$12,298	$12,124
11/2020	$11,084	$12,419	$12,383
12/2020	$11,263	$12,436	$12,543
01/2021	$11,369	$12,347	$12,702
02/2021	$11,461	$12,169	$12,788
03/2021	$11,481	$12,017	$12,795
04/2021	$11,604	$12,112	$12,860
05/2021	$11,675	$12,151	$12,927
06/2021	$11,713	$12,237	$12,980
07/2021	$11,693	$12,374	$12,980
08/2021	$11,751	$12,350	$13,043
09/2021	$11,809	$12,243	$13,127
10/2021	$11,817	$12,240	$13,158
11/2021	$11,757	$12,276	$13,138
12/2021	$11,824	$12,245	$13,221
01/2022	$11,854	$11,981	$13,268
02/2022	$11,740	$11,847	$13,202
03/2022	$11,711	$11,518	$13,208
04/2022	$11,678	$11,081	$13,230
05/2022	$11,272	$11,152	$12,898
06/2022	$10,924	$10,977	$12,633
07/2022	$11,073	$11,246	$12,868
08/2022	$11,170	$10,928	$13,066
09/2022	$10,869	$10,456	$12,783
10/2022	$10,906	$10,320	$12,892
11/2022	$11,034	$10,700	$13,035
12/2022	$11,053	$10,651	$13,081
01/2023	$11,274	$10,979	$13,417
02/2023	$11,354	$10,695	$13,501
03/2023	$11,274	$10,967	$13,488
04/2023	$11,375	$11,033	$13,616
05/2023	$11,317	$10,913	$13,604
06/2023	$11,480	$10,874	$13,909
07/2023	$11,568	$10,867	$14,090
08/2023	$11,668	$10,797	$14,252
09/2023	$11,753	$10,523	$14,377
10/2023	$11,835	$10,357	$14,382
11/2023	$11,957	$10,826	$14,553
12/2023	$12,103	$11,240	$14,787
01/2024	$12,147	$11,210	$14,903
02/2024	$12,151	$11,051	$15,036
03/2024	$12,292	$11,153	$15,161
04/2024	$12,330	$10,871	$15,264
05/2024	$12,433	$11,056	$15,402
06/2024	$12,405	$11,160	$15,444
07/2024	$12,393	$11,421	$15,558
08/2024	$12,574	$11,585	$15,650
09/2024	$12,606	$11,740	$15,765
10/2024	$12,709	$11,449	$15,898
11/2024	$12,765	$11,570	$16,032
12/2024	$12,792	$11,381	$16,126
01/2025	$12,732	$11,441	$16,242
02/2025	$12,342	$11,693	$16,267
03/2025	$12,187	$11,697	$16,225
04/2025	$12,197	$11,743	$16,214
05/2025	$12,471	$11,659	$16,471
06/2025	$12,554	$11,839	$16,603
07/2025	$12,571	$11,807	$16,739
08/2025	$12,549	$11,949	$16,802

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	(0.20)%	3.20%	2.30%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	(1.20)%	3.20%	2.30%
Bloomberg US Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P UBS Leveraged Loan Index	7.36%	6.93%	5.33%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The Bloomberg US Aggregate Bond Index is replacing the S&P UBS Leveraged Loan Index as broad-based securities market index to comply with a new regulatory requirement. The S&P UBS Leveraged Loan Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$62,622,305
# of Portfolio Holdings	208
Portfolio Turnover Rate	217%
Total Management Fees Paid	$198,347

Asset Allocation - % Investments

Value	Value
Bank Loan Obligations	69.4
Investment Companies	17.6
Exchange-Traded Instruments	9.9
Corporate Obligations	2.8
Foreign Corporate Obligations	0.2
Common Stocks	0.1
Preferred Stocks	0.0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Invesco Senior Loan ETF	8.1
SPDR Blackstone Senior Loan ETF	3.0
Focus Financial Partners LLC, 7.065%, Due 9/15/2031	2.0
Cotiviti Corp.	1.9
Prime Security Services Borrower LLC	1.5
Iron Mountain, Inc.	1.5
TransDigm, Inc.	1.4
OneDigital Borrower LLC	1.3
Flutter Financing BV	1.2
Camelot U.S. Acquisition LLC	1.0

Excludes cash equivalents.

Top Ten Industry Allocations - % Investments

Value	Value
Diversified Financial Services	3.3
Chemicals	3.3
Telecommunications	3.4
Health Care - Services	4.3
Retail	4.4
Insurance	5.1
Entertainment	5.9
Commercial Services	8.5
Software	10.0
Exchange-Traded Instruments	12.0

Excludes cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, First Eagle Alternative Credit, LLC (""FEAC"") and the Trust, on behalf of the American Beacon DoubleLine Floating Rate Income Fund (formerly known as American Beacon FEAC Floating Rate Income Fund), effective as of the close of business June 20, 2025, and (ii) a new investment advisory agreement among the Manager, DoubleLine Capital LP (""DoubleLine""), and the Trust on behalf of the Funds, effective as of the close of business June 20, 2025.

Following the appointment of DoubleLine as the Fund's sub-advisor, effective June 20, 2025, the American Beacon DoubleLine Floating Rate Income Fund implemented material changes to its principal investment strategy. The revised strategy broadens the Fund's investments to include a wider range of income-producing debt securities. In conjunction with the material changes to the Fund's principal investment strategy, the principal investment risks have also been updated to reflect new risks associated with the expanded investment universe. For full details, refer to the Prospectus Supplement dated June 20, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

DoubleLine Floating Rate Income Fund

Annual Shareholder Report - August 31, 2025

Class C: SOUCX

Distributed by:

Resolute Investment Distributors, Inc.

DbLine_C 0825

American Beacon

DoubleLine Floating Rate Income Fund

Annual Shareholder Report - August 31, 2025 | Investor Class: SPFPX

This annual shareholder report contains important information about American Beacon DoubleLine Floating Rate Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$119	1.19%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 0.35% for the twelve months ended August 31, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 3.14% and the S&P UBS Leveraged Loan Index return of 7.36%.

  In June 2025, DoubleLine Capital LP began serving as the Fund’s sub-advisor, and certain holdings were adjusted to bring the Fund in line with the sub-advisor’s investment strategy.

  The Fund’s performance during the period was negatively impacted by issuers acquired by the previous sub-advisors. The underperformance was primarily due to security selection.

  Lower-quality loans generally outperformed higher-quality loans during the period, so the Fund’s overweight positioning in higher-quality loans also detracted from performance.

Cumulative Performance from August 31, 2015  through August 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	Bloomberg US Aggregate Bond Index	S&P UBS Leveraged Loan Index
08/2015	$10,000	$10,000	$10,000
09/2015	$9,961	$10,068	$9,933
10/2015	$9,990	$10,069	$9,920
11/2015	$9,952	$10,043	$9,832
12/2015	$9,931	$10,010	$9,738
01/2016	$9,900	$10,148	$9,668
02/2016	$9,886	$10,220	$9,614
03/2016	$10,051	$10,314	$9,868
04/2016	$10,135	$10,353	$10,055
05/2016	$10,218	$10,356	$10,147
06/2016	$10,221	$10,542	$10,150
07/2016	$10,340	$10,609	$10,293
08/2016	$10,366	$10,597	$10,374
09/2016	$10,462	$10,590	$10,465
10/2016	$10,525	$10,509	$10,545
11/2016	$10,553	$10,261	$10,579
12/2016	$10,658	$10,275	$10,700
01/2017	$10,723	$10,295	$10,757
02/2017	$10,765	$10,365	$10,820
03/2017	$10,798	$10,359	$10,829
04/2017	$10,845	$10,439	$10,876
05/2017	$10,877	$10,519	$10,917
06/2017	$10,906	$10,509	$10,910
07/2017	$10,982	$10,554	$10,996
08/2017	$11,000	$10,649	$10,981
09/2017	$11,040	$10,598	$11,026
10/2017	$11,093	$10,604	$11,098
11/2017	$11,114	$10,591	$11,112
12/2017	$11,153	$10,639	$11,155
01/2018	$11,263	$10,517	$11,275
02/2018	$11,293	$10,417	$11,295
03/2018	$11,316	$10,484	$11,331
04/2018	$11,362	$10,406	$11,386
05/2018	$11,368	$10,480	$11,408
06/2018	$11,373	$10,467	$11,420
07/2018	$11,446	$10,470	$11,515
08/2018	$11,496	$10,537	$11,562
09/2018	$11,553	$10,469	$11,641
10/2018	$11,560	$10,386	$11,641
11/2018	$11,486	$10,448	$11,546
12/2018	$11,271	$10,640	$11,282
01/2019	$11,442	$10,753	$11,542
02/2019	$11,597	$10,747	$11,723
03/2019	$11,598	$10,954	$11,708
04/2019	$11,738	$10,956	$11,894
05/2019	$11,703	$11,151	$11,867
06/2019	$11,727	$11,291	$11,893
07/2019	$11,748	$11,316	$11,987
08/2019	$11,655	$11,609	$11,953
09/2019	$11,665	$11,547	$12,003
10/2019	$11,499	$11,582	$11,945
11/2019	$11,498	$11,576	$12,011
12/2019	$11,698	$11,568	$12,204
01/2020	$11,784	$11,791	$12,269
02/2020	$11,691	$12,003	$12,103
03/2020	$9,830	$11,932	$10,595
04/2020	$10,053	$12,144	$11,049
05/2020	$10,467	$12,201	$11,469
06/2020	$10,777	$12,278	$11,624
07/2020	$10,973	$12,461	$11,842
08/2020	$11,126	$12,360	$12,021
09/2020	$11,234	$12,354	$12,103
10/2020	$11,270	$12,298	$12,124
11/2020	$11,513	$12,419	$12,383
12/2020	$11,707	$12,436	$12,543
01/2021	$11,825	$12,347	$12,702
02/2021	$11,928	$12,169	$12,788
03/2021	$11,969	$12,017	$12,795
04/2021	$12,091	$12,112	$12,860
05/2021	$12,173	$12,151	$12,927
06/2021	$12,220	$12,237	$12,980
07/2021	$12,206	$12,374	$12,980
08/2021	$12,274	$12,350	$13,043
09/2021	$12,342	$12,243	$13,127
10/2021	$12,357	$12,240	$13,158
11/2021	$12,314	$12,276	$13,138
12/2021	$12,379	$12,245	$13,221
01/2022	$12,418	$11,981	$13,268
02/2022	$12,305	$11,847	$13,202
03/2022	$12,281	$11,518	$13,208
04/2022	$12,253	$11,081	$13,230
05/2022	$11,844	$11,152	$12,898
06/2022	$11,482	$10,977	$12,633
07/2022	$11,646	$11,246	$12,868
08/2022	$11,756	$10,928	$13,066
09/2022	$11,443	$10,456	$12,783
10/2022	$11,488	$10,320	$12,892
11/2022	$11,631	$10,700	$13,035
12/2022	$11,657	$10,651	$13,081
01/2023	$11,898	$10,979	$13,417
02/2023	$11,990	$10,695	$13,501
03/2023	$11,911	$10,967	$13,488
04/2023	$12,025	$11,033	$13,616
05/2023	$11,970	$10,913	$13,604
06/2023	$12,150	$10,874	$13,909
07/2023	$12,250	$10,867	$14,090
08/2023	$12,364	$10,797	$14,252
09/2023	$12,460	$10,523	$14,377
10/2023	$12,557	$10,357	$14,382
11/2023	$12,694	$10,826	$14,553
12/2023	$12,858	$11,240	$14,787
01/2024	$12,895	$11,210	$14,903
02/2024	$12,922	$11,051	$15,036
03/2024	$13,079	$11,153	$15,161
04/2024	$13,127	$10,871	$15,264
05/2024	$13,245	$11,056	$15,402
06/2024	$13,222	$11,160	$15,444
07/2024	$13,214	$11,421	$15,558
08/2024	$13,416	$11,585	$15,650
09/2024	$13,457	$11,740	$15,765
10/2024	$13,575	$11,449	$15,898
11/2024	$13,643	$11,570	$16,032
12/2024	$13,679	$11,381	$16,126
01/2025	$13,640	$11,441	$16,242
02/2025	$13,225	$11,693	$16,267
03/2025	$13,065	$11,697	$16,225
04/2025	$13,083	$11,743	$16,214
05/2025	$13,386	$11,659	$16,471
06/2025	$13,464	$11,839	$16,603
07/2025	$13,482	$11,807	$16,739
08/2025	$13,463	$11,949	$16,802

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	0.35%	3.89%	3.02%
Bloomberg US Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P UBS Leveraged Loan Index	7.36%	6.93%	5.33%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The Bloomberg US Aggregate Bond Index is replacing the S&P UBS Leveraged Loan Index as broad-based securities market index to comply with a new regulatory requirement. The S&P UBS Leveraged Loan Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$62,622,305
# of Portfolio Holdings	208
Portfolio Turnover Rate	217%
Total Management Fees Paid	$198,347

Asset Allocation - % Investments

Value	Value
Bank Loan Obligations	69.4
Investment Companies	17.6
Exchange-Traded Instruments	9.9
Corporate Obligations	2.8
Foreign Corporate Obligations	0.2
Common Stocks	0.1
Preferred Stocks	0.0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Invesco Senior Loan ETF	8.1
SPDR Blackstone Senior Loan ETF	3.0
Focus Financial Partners LLC, 7.065%, Due 9/15/2031	2.0
Cotiviti Corp.	1.9
Prime Security Services Borrower LLC	1.5
Iron Mountain, Inc.	1.5
TransDigm, Inc.	1.4
OneDigital Borrower LLC	1.3
Flutter Financing BV	1.2
Camelot U.S. Acquisition LLC	1.0

Excludes cash equivalents.

Top Ten Industry Allocations - % Investments

Value	Value
Diversified Financial Services	3.3
Chemicals	3.3
Telecommunications	3.4
Health Care - Services	4.3
Retail	4.4
Insurance	5.1
Entertainment	5.9
Commercial Services	8.5
Software	10.0
Exchange-Traded Instruments	12.0

Excludes cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, First Eagle Alternative Credit, LLC (""FEAC"") and the Trust, on behalf of the American Beacon DoubleLine Floating Rate Income Fund (formerly known as American Beacon FEAC Floating Rate Income Fund), effective as of the close of business June 20, 2025, and (ii) a new investment advisory agreement among the Manager, DoubleLine Capital LP (""DoubleLine""), and the Trust on behalf of the Funds, effective as of the close of business June 20, 2025.

Following the appointment of DoubleLine as the Fund's sub-advisor, effective June 20, 2025, the American Beacon DoubleLine Floating Rate Income Fund implemented material changes to its principal investment strategy. The revised strategy broadens the Fund's investments to include a wider range of income-producing debt securities. In conjunction with the material changes to the Fund's principal investment strategy, the principal investment risks have also been updated to reflect new risks associated with the expanded investment universe. For full details, refer to the Prospectus Supplement dated June 20, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

DoubleLine Floating Rate Income Fund

Annual Shareholder Report - August 31, 2025

Investor Class: SPFPX

Distributed by:

Resolute Investment Distributors, Inc.

DbLine_Investor 0825

American Beacon

DoubleLine Floating Rate Income Fund

Annual Shareholder Report - August 31, 2025 | Class R5: SPFLX

This annual shareholder report contains important information about American Beacon DoubleLine Floating Rate Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$85	0.85%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 0.53% for the twelve months ended August 31, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 3.14% and the S&P UBS Leveraged Loan Index return of 7.36%.

  In June 2025, DoubleLine Capital LP began serving as the Fund’s sub-advisor, and certain holdings were adjusted to bring the Fund in line with the sub-advisor’s investment strategy.

  The Fund’s performance during the period was negatively impacted by issuers acquired by the previous sub-advisors. The underperformance was primarily due to security selection.

  Lower-quality loans generally outperformed higher-quality loans during the period, so the Fund’s overweight positioning in higher-quality loans also detracted from performance.

Cumulative Performance from August 31, 2015  through August 31, 2025

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	Bloomberg US Aggregate Bond Index	S&P UBS Leveraged Loan Index
08/2015	$250,000	$250,000	$250,000
09/2015	$249,037	$251,691	$248,329
10/2015	$249,759	$251,733	$247,999
11/2015	$248,796	$251,068	$245,792
12/2015	$248,581	$250,256	$243,458
01/2016	$248,135	$253,700	$241,690
02/2016	$247,856	$255,500	$240,343
03/2016	$252,071	$257,844	$246,691
04/2016	$254,007	$258,834	$251,374
05/2016	$256,420	$258,900	$253,666
06/2016	$256,583	$263,552	$253,752
07/2016	$259,649	$265,218	$257,319
08/2016	$260,303	$264,915	$259,347
09/2016	$262,804	$264,760	$261,613
10/2016	$264,464	$262,735	$263,621
11/2016	$265,163	$256,520	$264,480
12/2016	$267,851	$256,882	$267,505
01/2017	$269,528	$257,386	$268,932
02/2017	$270,642	$259,116	$270,511
03/2017	$271,506	$258,980	$270,722
04/2017	$272,729	$260,979	$271,898
05/2017	$273,581	$262,987	$272,935
06/2017	$274,373	$262,723	$272,759
07/2017	$276,603	$263,853	$274,897
08/2017	$276,884	$266,220	$274,521
09/2017	$278,214	$264,952	$275,637
10/2017	$279,313	$265,105	$277,461
11/2017	$280,155	$264,765	$277,793
12/2017	$281,161	$265,980	$278,867
01/2018	$283,988	$262,917	$281,875
02/2018	$284,498	$260,425	$282,379
03/2018	$285,131	$262,095	$283,279
04/2018	$286,336	$260,146	$284,659
05/2018	$286,542	$262,002	$285,210
06/2018	$286,984	$261,680	$285,498
07/2018	$288,885	$261,742	$287,863
08/2018	$289,938	$263,426	$289,045
09/2018	$291,703	$261,730	$291,017
10/2018	$291,910	$259,662	$291,034
11/2018	$290,116	$261,212	$288,661
12/2018	$284,571	$266,011	$282,051
01/2019	$288,970	$268,835	$288,541
02/2019	$293,233	$268,680	$293,064
03/2019	$293,352	$273,839	$292,709
04/2019	$296,674	$273,909	$297,351
05/2019	$295,886	$278,771	$296,681
06/2019	$296,869	$282,272	$297,334
07/2019	$297,616	$282,893	$299,662
08/2019	$295,063	$290,223	$298,817
09/2019	$295,405	$288,677	$300,077
10/2019	$291,652	$289,547	$298,620
11/2019	$291,403	$289,400	$300,264
12/2019	$296,885	$289,198	$305,108
01/2020	$298,805	$294,763	$306,729
02/2020	$296,531	$300,069	$302,585
03/2020	$249,774	$298,303	$264,870
04/2020	$255,174	$303,606	$276,231
05/2020	$266,056	$305,019	$286,732
06/2020	$274,005	$306,940	$290,594
07/2020	$279,046	$311,525	$296,060
08/2020	$283,030	$309,011	$300,514
09/2020	$285,528	$308,841	$302,582
10/2020	$286,841	$307,462	$303,109
11/2020	$293,094	$310,479	$309,563
12/2020	$298,128	$310,907	$313,585
01/2021	$301,204	$308,678	$317,555
02/2021	$303,896	$304,220	$319,692
03/2021	$305,034	$300,422	$319,883
04/2021	$308,235	$302,795	$321,511
05/2021	$310,394	$303,784	$323,179
06/2021	$311,683	$305,919	$324,500
07/2021	$311,415	$309,339	$324,488
08/2021	$313,251	$308,750	$326,066
09/2021	$315,081	$306,077	$328,178
10/2021	$315,554	$305,993	$328,952
11/2021	$314,557	$306,898	$328,450
12/2021	$316,307	$306,113	$330,517
01/2022	$317,393	$299,518	$331,701
02/2022	$314,573	$296,176	$330,057
03/2022	$314,070	$287,948	$330,187
04/2022	$313,439	$277,021	$330,753
05/2022	$303,089	$278,807	$322,448
06/2022	$293,948	$274,433	$315,816
07/2022	$297,870	$281,139	$321,710
08/2022	$301,108	$273,195	$326,645
09/2022	$293,204	$261,391	$319,571
10/2022	$294,451	$258,005	$322,286
11/2022	$297,829	$267,494	$325,863
12/2022	$298,935	$266,287	$327,025
01/2023	$304,837	$274,479	$335,415
02/2023	$307,305	$267,382	$337,527
03/2023	$305,385	$274,174	$337,198
04/2023	$308,378	$275,836	$340,393
05/2023	$307,830	$272,833	$340,103
06/2023	$312,151	$271,860	$347,713
07/2023	$315,196	$271,670	$352,239
08/2023	$318,197	$269,935	$356,305
09/2023	$320,381	$263,075	$359,432
10/2023	$322,953	$258,924	$359,541
11/2023	$326,952	$270,649	$363,833
12/2023	$330,867	$281,010	$369,679
01/2024	$332,336	$280,238	$372,573
02/2024	$332,716	$276,279	$375,892
03/2024	$336,862	$278,830	$379,014
04/2024	$338,186	$271,787	$381,586
05/2024	$341,319	$276,395	$385,056
06/2024	$341,260	$279,011	$386,101
07/2024	$340,758	$285,528	$388,936
08/2024	$346,498	$289,631	$391,252
09/2024	$347,224	$293,509	$394,124
10/2024	$350,375	$286,230	$397,457
11/2024	$352,222	$289,257	$400,786
12/2024	$353,267	$284,523	$403,136
01/2025	$352,361	$286,032	$406,041
02/2025	$341,777	$292,325	$406,665
03/2025	$337,753	$292,435	$405,612
04/2025	$337,838	$293,585	$405,348
05/2025	$345,778	$291,483	$411,767
06/2025	$347,874	$295,965	$415,065
07/2025	$348,813	$295,184	$418,477
08/2025	$348,320	$298,714	$420,041

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	0.53%	4.24%	3.37%
Bloomberg US Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P UBS Leveraged Loan Index	7.36%	6.93%	5.33%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The Bloomberg US Aggregate Bond Index is replacing the S&P UBS Leveraged Loan Index as broad-based securities market index to comply with a new regulatory requirement. The S&P UBS Leveraged Loan Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$62,622,305
# of Portfolio Holdings	208
Portfolio Turnover Rate	217%
Total Management Fees Paid	$198,347

Asset Allocation - % Investments

Value	Value
Bank Loan Obligations	69.4
Investment Companies	17.6
Exchange-Traded Instruments	9.9
Corporate Obligations	2.8
Foreign Corporate Obligations	0.2
Common Stocks	0.1
Preferred Stocks	0.0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Invesco Senior Loan ETF	8.1
SPDR Blackstone Senior Loan ETF	3.0
Focus Financial Partners LLC, 7.065%, Due 9/15/2031	2.0
Cotiviti Corp.	1.9
Prime Security Services Borrower LLC	1.5
Iron Mountain, Inc.	1.5
TransDigm, Inc.	1.4
OneDigital Borrower LLC	1.3
Flutter Financing BV	1.2
Camelot U.S. Acquisition LLC	1.0

Excludes cash equivalents.

Top Ten Industry Allocations - % Investments

Value	Value
Diversified Financial Services	3.3
Chemicals	3.3
Telecommunications	3.4
Health Care - Services	4.3
Retail	4.4
Insurance	5.1
Entertainment	5.9
Commercial Services	8.5
Software	10.0
Exchange-Traded Instruments	12.0

Excludes cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, First Eagle Alternative Credit, LLC (""FEAC"") and the Trust, on behalf of the American Beacon DoubleLine Floating Rate Income Fund (formerly known as American Beacon FEAC Floating Rate Income Fund), effective as of the close of business June 20, 2025, and (ii) a new investment advisory agreement among the Manager, DoubleLine Capital LP (""DoubleLine""), and the Trust on behalf of the Funds, effective as of the close of business June 20, 2025.

Following the appointment of DoubleLine as the Fund's sub-advisor, effective June 20, 2025, the American Beacon DoubleLine Floating Rate Income Fund implemented material changes to its principal investment strategy. The revised strategy broadens the Fund's investments to include a wider range of income-producing debt securities. In conjunction with the material changes to the Fund's principal investment strategy, the principal investment risks have also been updated to reflect new risks associated with the expanded investment universe. For full details, refer to the Prospectus Supplement dated June 20, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

DoubleLine Floating Rate Income Fund

Annual Shareholder Report - August 31, 2025

Class R5: SPFLX

Distributed by:

Resolute Investment Distributors, Inc.

DbLine_R5 0825

American Beacon

DoubleLine Floating Rate Income Fund

Annual Shareholder Report - August 31, 2025 | Class Y: SPFYX

This annual shareholder report contains important information about American Beacon DoubleLine Floating Rate Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$91	0.91%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 0.74% for the twelve months ended August 31, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 3.14% and the S&P UBS Leveraged Loan Index return of 7.36%.

  In June 2025, DoubleLine Capital LP began serving as the Fund’s sub-advisor, and certain holdings were adjusted to bring the Fund in line with the sub-advisor’s investment strategy.

  The Fund’s performance during the period was negatively impacted by issuers acquired by the previous sub-advisors. The underperformance was primarily due to security selection.

  Lower-quality loans generally outperformed higher-quality loans during the period, so the Fund’s overweight positioning in higher-quality loans also detracted from performance.

Cumulative Performance from August 31, 2015  through August 31, 2025

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	Bloomberg US Aggregate Bond Index	S&P UBS Leveraged Loan Index
08/2015	$100,000	$100,000	$100,000
09/2015	$99,615	$100,676	$99,332
10/2015	$99,904	$100,693	$99,199
11/2015	$99,518	$100,427	$98,317
12/2015	$99,332	$100,103	$97,383
01/2016	$99,048	$101,480	$96,676
02/2016	$98,927	$102,200	$96,137
03/2016	$100,600	$103,138	$98,676
04/2016	$101,363	$103,534	$100,550
05/2016	$102,317	$103,560	$101,467
06/2016	$102,373	$105,421	$101,501
07/2016	$103,588	$106,087	$102,928
08/2016	$103,868	$105,966	$103,739
09/2016	$104,856	$105,904	$104,645
10/2016	$105,505	$105,094	$105,449
11/2016	$105,770	$102,608	$105,792
12/2016	$106,830	$102,753	$107,002
01/2017	$107,390	$102,954	$107,573
02/2017	$107,935	$103,646	$108,204
03/2017	$108,277	$103,592	$108,289
04/2017	$108,655	$104,391	$108,759
05/2017	$109,093	$105,195	$109,174
06/2017	$109,402	$105,089	$109,104
07/2017	$110,179	$105,541	$109,959
08/2017	$110,377	$106,488	$109,808
09/2017	$110,794	$105,981	$110,255
10/2017	$111,340	$106,042	$110,984
11/2017	$111,570	$105,906	$111,117
12/2017	$111,967	$106,392	$111,547
01/2018	$113,090	$105,167	$112,750
02/2018	$113,291	$104,170	$112,952
03/2018	$113,649	$104,838	$113,312
04/2018	$114,128	$104,058	$113,864
05/2018	$114,210	$104,801	$114,084
06/2018	$114,271	$104,672	$114,199
07/2018	$115,023	$104,697	$115,145
08/2018	$115,541	$105,371	$115,618
09/2018	$116,132	$104,692	$116,407
10/2018	$116,214	$103,865	$116,414
11/2018	$115,495	$104,485	$115,464
12/2018	$113,357	$106,404	$112,820
01/2019	$115,102	$107,534	$115,417
02/2019	$116,794	$107,472	$117,226
03/2019	$116,836	$109,536	$117,084
04/2019	$118,153	$109,564	$118,941
05/2019	$117,827	$111,508	$118,673
06/2019	$118,097	$112,909	$118,934
07/2019	$118,508	$113,157	$119,865
08/2019	$117,484	$116,089	$119,527
09/2019	$117,614	$115,471	$120,031
10/2019	$116,099	$115,819	$119,448
11/2019	$115,995	$115,760	$120,106
12/2019	$118,156	$115,679	$122,043
01/2020	$118,933	$117,905	$122,692
02/2020	$118,026	$120,027	$121,034
03/2020	$99,307	$119,321	$105,948
04/2020	$101,572	$121,442	$110,493
05/2020	$105,768	$122,008	$114,693
06/2020	$108,922	$122,776	$116,238
07/2020	$110,919	$124,610	$118,424
08/2020	$112,496	$123,604	$120,206
09/2020	$113,610	$123,536	$121,033
10/2020	$113,995	$122,985	$121,244
11/2020	$116,602	$124,192	$123,825
12/2020	$118,464	$124,363	$125,434
01/2021	$119,811	$123,471	$127,022
02/2021	$120,876	$121,688	$127,877
03/2021	$121,191	$120,169	$127,953
04/2021	$122,588	$121,118	$128,604
05/2021	$123,308	$121,514	$129,272
06/2021	$123,947	$122,367	$129,800
07/2021	$123,834	$123,736	$129,795
08/2021	$124,424	$123,500	$130,426
09/2021	$125,145	$122,431	$131,271
10/2021	$125,326	$122,397	$131,581
11/2021	$124,921	$122,759	$131,380
12/2021	$125,745	$122,445	$132,207
01/2022	$126,034	$119,807	$132,681
02/2022	$124,909	$118,470	$132,023
03/2022	$124,703	$115,179	$132,075
04/2022	$124,446	$110,808	$132,301
05/2022	$120,331	$111,523	$128,979
06/2022	$116,697	$109,773	$126,326
07/2022	$118,392	$112,455	$128,684
08/2022	$119,534	$109,278	$130,658
09/2022	$116,390	$104,556	$127,828
10/2022	$116,880	$103,202	$128,915
11/2022	$118,357	$106,997	$130,345
12/2022	$118,649	$106,515	$130,810
01/2023	$121,130	$109,792	$134,166
02/2023	$122,093	$106,953	$135,011
03/2023	$121,326	$109,670	$134,879
04/2023	$122,511	$110,334	$136,157
05/2023	$121,990	$109,133	$136,041
06/2023	$123,848	$108,744	$139,085
07/2023	$124,899	$108,668	$140,896
08/2023	$126,236	$107,974	$142,522
09/2023	$127,096	$105,230	$143,773
10/2023	$128,096	$103,569	$143,817
11/2023	$129,519	$108,260	$145,533
12/2023	$131,218	$112,404	$147,872
01/2024	$131,796	$112,095	$149,029
02/2024	$131,941	$110,511	$150,357
03/2024	$133,580	$111,532	$151,606
04/2024	$134,097	$108,715	$152,635
05/2024	$135,333	$110,558	$154,022
06/2024	$135,302	$111,604	$154,441
07/2024	$135,113	$114,211	$155,575
08/2024	$137,208	$115,852	$156,501
09/2024	$137,663	$117,404	$157,650
10/2024	$138,903	$114,492	$158,983
11/2024	$139,629	$115,703	$160,314
12/2024	$140,036	$113,809	$161,255
01/2025	$139,669	$114,413	$162,417
02/2025	$135,464	$116,930	$162,666
03/2025	$133,863	$116,974	$162,245
04/2025	$134,072	$117,434	$162,139
05/2025	$137,213	$116,593	$164,707
06/2025	$138,040	$118,386	$166,026
07/2025	$138,412	$118,074	$167,391
08/2025	$138,217	$119,486	$168,017

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	0.74%	4.20%	3.29%
Bloomberg US Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P UBS Leveraged Loan Index	7.36%	6.93%	5.33%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The Bloomberg US Aggregate Bond Index is replacing the S&P UBS Leveraged Loan Index as broad-based securities market index to comply with a new regulatory requirement. The S&P UBS Leveraged Loan Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$62,622,305
# of Portfolio Holdings	208
Portfolio Turnover Rate	217%
Total Management Fees Paid	$198,347

Asset Allocation - % Investments

Value	Value
Bank Loan Obligations	69.4
Investment Companies	17.6
Exchange-Traded Instruments	9.9
Corporate Obligations	2.8
Foreign Corporate Obligations	0.2
Common Stocks	0.1
Preferred Stocks	0.0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Invesco Senior Loan ETF	8.1
SPDR Blackstone Senior Loan ETF	3.0
Focus Financial Partners LLC, 7.065%, Due 9/15/2031	2.0
Cotiviti Corp.	1.9
Prime Security Services Borrower LLC	1.5
Iron Mountain, Inc.	1.5
TransDigm, Inc.	1.4
OneDigital Borrower LLC	1.3
Flutter Financing BV	1.2
Camelot U.S. Acquisition LLC	1.0

Excludes cash equivalents.

Top Ten Industry Allocations - % Investments

Value	Value
Diversified Financial Services	3.3
Chemicals	3.3
Telecommunications	3.4
Health Care - Services	4.3
Retail	4.4
Insurance	5.1
Entertainment	5.9
Commercial Services	8.5
Software	10.0
Exchange-Traded Instruments	12.0

Excludes cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, First Eagle Alternative Credit, LLC (""FEAC"") and the Trust, on behalf of the American Beacon DoubleLine Floating Rate Income Fund (formerly known as American Beacon FEAC Floating Rate Income Fund), effective as of the close of business June 20, 2025, and (ii) a new investment advisory agreement among the Manager, DoubleLine Capital LP (""DoubleLine""), and the Trust on behalf of the Funds, effective as of the close of business June 20, 2025.

Following the appointment of DoubleLine as the Fund's sub-advisor, effective June 20, 2025, the American Beacon DoubleLine Floating Rate Income Fund implemented material changes to its principal investment strategy. The revised strategy broadens the Fund's investments to include a wider range of income-producing debt securities. In conjunction with the material changes to the Fund's principal investment strategy, the principal investment risks have also been updated to reflect new risks associated with the expanded investment universe. For full details, refer to the Prospectus Supplement dated June 20, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

DoubleLine Floating Rate Income Fund

Annual Shareholder Report - August 31, 2025

Class Y: SPFYX

Distributed by:

Resolute Investment Distributors, Inc.

DbLine_Y 0825

American Beacon

Ninety One Emerging Markets Equity Fund

Annual Shareholder Report - August 31, 2025 | Class R5: ZEMIX

This annual shareholder report contains important information about American Beacon Ninety One Emerging Markets Equity Fund for the period of November 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
R5	$86	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote[1]	Due to a change in the Fund's fiscal year-end, costs are reported for a ten-month fiscal period. The costs would be higher for a full fiscal year.

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 23.84% for the twelve months ended August 31, 2025, compared to the MSCI Emerging Markets Index (USD) return of 16.80%.

  Broad market performance within emerging market equities was driven by strong momentum in China along with a weakening US dollar.

  The Fund’s focus on high quality companies with improving operating performance benefited from the improvement in investor sentiment within certain emerging market countries.

  The Fund's performance was positive in all sectors where it invested, except for the Energy sector. The Fund's holdings in the Information Technology, Communication Services, and Financials sectors also contributed meaningfully.

Cumulative Performance from November 28, 2018  through August 31, 2025

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	MSCI® Emerging Markets Index (USD)
11/2018	$250,000	$250,000
11/2018	$249,500	$250,773
12/2018	$240,129	$244,131
01/2019	$262,164	$265,503
02/2019	$264,167	$266,100
03/2019	$267,172	$268,336
04/2019	$271,178	$273,986
05/2019	$252,148	$254,104
06/2019	$269,676	$269,964
07/2019	$265,669	$266,659
08/2019	$253,400	$253,661
09/2019	$256,154	$258,499
10/2019	$268,424	$269,405
11/2019	$267,923	$269,032
12/2019	$289,394	$289,106
01/2020	$271,387	$275,625
02/2020	$256,725	$261,092
03/2020	$216,595	$220,879
04/2020	$234,345	$241,106
05/2020	$236,917	$242,958
06/2020	$254,924	$260,817
07/2020	$278,590	$284,124
08/2020	$285,278	$290,404
09/2020	$280,905	$285,746
10/2020	$282,706	$291,632
11/2020	$306,886	$318,605
12/2020	$331,779	$342,026
01/2021	$346,080	$352,510
02/2021	$350,500	$355,206
03/2021	$344,260	$349,846
04/2021	$357,781	$358,554
05/2021	$358,821	$366,867
06/2021	$360,641	$367,503
07/2021	$344,260	$342,772
08/2021	$348,160	$351,742
09/2021	$328,399	$337,763
10/2021	$333,599	$341,095
11/2021	$315,918	$327,192
12/2021	$329,216	$333,335
01/2022	$324,710	$327,022
02/2022	$314,008	$317,246
03/2022	$309,221	$310,083
04/2022	$289,225	$292,832
05/2022	$295,984	$294,125
06/2022	$270,920	$274,578
07/2022	$268,385	$273,904
08/2022	$263,316	$275,049
09/2022	$235,436	$242,805
10/2022	$226,705	$235,264
11/2022	$263,598	$270,161
12/2022	$253,074	$266,363
01/2023	$276,728	$287,396
02/2023	$258,774	$268,758
03/2023	$266,183	$276,896
04/2023	$263,049	$273,761
05/2023	$253,359	$269,164
06/2023	$267,893	$279,384
07/2023	$281,003	$296,772
08/2023	$264,188	$278,491
09/2023	$257,919	$271,208
10/2023	$249,369	$260,670
11/2023	$270,173	$281,532
12/2023	$279,547	$292,542
01/2024	$269,053	$278,956
02/2024	$281,879	$292,229
03/2024	$289,166	$299,468
04/2024	$290,041	$300,805
05/2024	$297,328	$302,510
06/2024	$307,822	$314,440
07/2024	$306,073	$315,377
08/2024	$309,280	$320,468
09/2024	$325,603	$341,867
10/2024	$316,567	$326,660
11/2024	$311,320	$314,928
12/2024	$315,270	$314,495
01/2025	$320,890	$320,112
02/2025	$324,439	$321,662
03/2025	$325,326	$323,701
04/2025	$329,466	$327,954
05/2025	$346,028	$341,944
06/2025	$366,435	$362,505
07/2025	$373,829	$369,569
08/2025	$382,997	$374,309

Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (11/28/18)
Class R5Footnote Reference1	23.84%Footnote Reference2	6.07%	6.52%
MSCI® Emerging Markets Index (USD)	16.80%	5.21%	6.34%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.
Footnote[2]	The return for the period November 1, 2024 to August 31, 2025 was 20.98%.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$218,339,806
# of Portfolio Holdings	85
Portfolio Turnover Rate	198%
Total Management Fees Paid	$1,414,711

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	97.8
Investment Companies	1.4
Common Stocks	0.7
Securities Lending Collateral	0.1

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Taiwan Semiconductor Manufacturing Co. Ltd.	11.3
Tencent Holdings Ltd.	6.1
Samsung Electronics Co. Ltd.	4.0
Alibaba Group Holding Ltd.	3.1
HDFC Bank Ltd.	2.0
SK Hynix, Inc.	2.0
Xiaomi Corp., Class B	1.8
Delta Electronics, Inc.	1.7
NetEase, Inc.	1.6
Erste Group Bank AG	1.6

Excludes cash equivalents.

Sector Allocation - % Equities

Information Technology
26.8
Financials
20.4
Consumer Discretionary
11.4
Communication Services
10.8
Industrials
9.7
Consumer Staples
6.3
Health Care
4.0
Materials
3.1
Real Estate
3.0
Utilities
2.3
Energy
2.2
0%
5%
10%
15%
20%
25%
30%

Value	Value
Energy	2.2
Utilities	2.3
Real Estate	3.0
Materials	3.1
Health Care	4.0
Consumer Staples	6.3
Industrials	9.7
Communication Services	10.8
Consumer Discretionary	11.4
Financials	20.4
Information Technology	26.8

Excludes cash equivalents.

Top Ten Country Exposure - % Equities

China
28.8
Taiwan
16.5
India
15.2
Republic of Korea
8.6
Brazil
6.2
United Arab Emirates
4.4
South Africa
3.9
Mexico
3.6
Turkey
1.9
Austria
1.6
0%
5%
10%
15%
20%
25%
30%

Value	Value
Austria	1.6
Turkey	1.9
Mexico	3.6
South Africa	3.9
United Arab Emirates	4.4
Brazil	6.2
Republic of Korea	8.6
India	15.2
Taiwan	16.5
China	28.8

Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Ninety One Emerging Markets Equity Fund

Annual Shareholder Report - August 31, 2025

Class R5: ZEMIX

Distributed by:

Resolute Investment Distributors, Inc.

91Emerging_R5 0825

American Beacon

Ninety One Emerging Markets Equity Fund

Annual Shareholder Report - August 31, 2025 | Class R6: ZEMRX

This annual shareholder report contains important information about American Beacon Ninety One Emerging Markets Equity Fund for the period of February 24, 2025 to August 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investment
R6	$57	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote†	For the period February 24, 2025 (commencement of operations) through August 31, 2025. The costs would have been higher had the Fund operated the full year.

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 23.84% for the twelve months ended August 31, 2025, compared to the MSCI Emerging Markets Index (USD) return of 16.80%.

  Broad market performance within emerging market equities was driven by strong momentum in China along with a weakening US dollar.

  The Fund’s focus on high quality companies with improving operating performance benefited from the improvement in investor sentiment within certain emerging market countries.

  The Fund's performance was positive in all sectors where it invested, except for the Energy sector. The Fund's holdings in the Information Technology, Communication Services, and Financials sectors also contributed meaningfully.

Cumulative Performance from November 28, 2018  through August 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R6	MSCI® Emerging Markets Index (USD)
11/2018	$10,000	$10,000
11/2018	$9,980	$10,031
12/2018	$9,605	$9,765
01/2019	$10,487	$10,620
02/2019	$10,567	$10,644
03/2019	$10,687	$10,733
04/2019	$10,847	$10,959
05/2019	$10,086	$10,164
06/2019	$10,787	$10,798
07/2019	$10,627	$10,666
08/2019	$10,136	$10,146
09/2019	$10,246	$10,340
10/2019	$10,737	$10,776
11/2019	$10,717	$10,761
12/2019	$11,576	$11,564
01/2020	$10,855	$11,025
02/2020	$10,269	$10,444
03/2020	$8,664	$8,835
04/2020	$9,374	$9,644
05/2020	$9,477	$9,718
06/2020	$10,197	$10,433
07/2020	$11,144	$11,365
08/2020	$11,411	$11,616
09/2020	$11,236	$11,430
10/2020	$11,308	$11,665
11/2020	$12,275	$12,744
12/2020	$13,271	$13,681
01/2021	$13,843	$14,100
02/2021	$14,020	$14,208
03/2021	$13,770	$13,994
04/2021	$14,311	$14,342
05/2021	$14,353	$14,675
06/2021	$14,426	$14,700
07/2021	$13,770	$13,711
08/2021	$13,926	$14,070
09/2021	$13,136	$13,510
10/2021	$13,344	$13,644
11/2021	$12,637	$13,088
12/2021	$13,169	$13,333
01/2022	$12,988	$13,081
02/2022	$12,560	$12,690
03/2022	$12,369	$12,403
04/2022	$11,569	$11,713
05/2022	$11,839	$11,765
06/2022	$10,837	$10,983
07/2022	$10,735	$10,956
08/2022	$10,533	$11,002
09/2022	$9,417	$9,712
10/2022	$9,068	$9,410
11/2022	$10,544	$10,806
12/2022	$10,123	$10,654
01/2023	$11,069	$11,496
02/2023	$10,351	$10,750
03/2023	$10,647	$11,076
04/2023	$10,522	$10,950
05/2023	$10,134	$10,766
06/2023	$10,716	$11,175
07/2023	$11,240	$11,871
08/2023	$10,568	$11,140
09/2023	$10,317	$10,848
10/2023	$9,975	$10,427
11/2023	$10,807	$11,261
12/2023	$11,182	$11,702
01/2024	$10,762	$11,158
02/2024	$11,275	$11,689
03/2024	$11,567	$11,979
04/2024	$11,602	$12,032
05/2024	$11,893	$12,100
06/2024	$12,313	$12,577
07/2024	$12,243	$12,615
08/2024	$12,371	$12,819
09/2024	$13,024	$13,675
10/2024	$12,663	$13,066
11/2024	$12,453	$12,597
12/2024	$12,611	$12,580
01/2025	$12,836	$12,804
02/2025	$12,978	$12,866
03/2025	$13,013	$12,948
04/2025	$13,190	$13,118
05/2025	$13,853	$13,678
06/2025	$14,669	$14,500
07/2025	$14,965	$14,783
08/2025	$15,320	$14,972

Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (11/28/18)
R6 ClassFootnote Reference1	23.84%Footnote Reference2	6.07%	6.52%
MSCI® Emerging Markets Index (USD)	16.80%	5.21%	6.34%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.
Footnote[2]	The return for the period February 24, 2025 to August 31, 2025 was 13.90%.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$218,339,806
# of Portfolio Holdings	85
Portfolio Turnover Rate	198%
Total Management Fees Paid	$1,414,711

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	97.8
Investment Companies	1.4
Common Stocks	0.7
Securities Lending Collateral	0.1

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Taiwan Semiconductor Manufacturing Co. Ltd.	11.3
Tencent Holdings Ltd.	6.1
Samsung Electronics Co. Ltd.	4.0
Alibaba Group Holding Ltd.	3.1
HDFC Bank Ltd.	2.0
SK Hynix, Inc.	2.0
Xiaomi Corp., Class B	1.8
Delta Electronics, Inc.	1.7
NetEase, Inc.	1.6
Erste Group Bank AG	1.6

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Energy	2.2
Utilities	2.3
Real Estate	3.0
Materials	3.1
Health Care	4.0
Consumer Staples	6.3
Industrials	9.7
Communication Services	10.8
Consumer Discretionary	11.4
Financials	20.4
Information Technology	26.8

Excludes cash equivalents.

Top Ten Country Exposure - % Equities

Value	Value
Austria	1.6
Turkey	1.9
Mexico	3.6
South Africa	3.9
United Arab Emirates	4.4
Brazil	6.2
Republic of Korea	8.6
India	15.2
Taiwan	16.5
China	28.8

Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Ninety One Emerging Markets Equity Fund

Annual Shareholder Report - August 31, 2025

Class R6: ZEMRX

Distributed by:

Resolute Investment Distributors, Inc.

91Emerging_R6 0825

American Beacon

Ninety One Emerging Markets Equity Fund

Annual Shareholder Report - August 31, 2025 | Class Y: ZEMAX

This annual shareholder report contains important information about American Beacon Ninety One Emerging Markets Equity Fund for the period of November 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Y	$84	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote[1]	Due to a change in the Fund's fiscal year-end, costs are reported for a ten-month fiscal period. The costs would be higher for a full fiscal year.

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 23.83% for the twelve months ended August 31, 2025, compared to the MSCI Emerging Markets Index (USD) return of 16.80%.

  Broad market performance within emerging market equities was driven by strong momentum in China along with a weakening US dollar.

  The Fund’s focus on high quality companies with improving operating performance benefited from the improvement in investor sentiment within certain emerging market countries.

  The Fund's performance was positive in all sectors where it invested, except for the Energy sector. The Fund's holdings in the Information Technology, Communication Services, and Financials sectors also contributed meaningfully.

Cumulative Performance from November 28, 2018  through August 31, 2025

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	MSCI® Emerging Markets Index (USD)
11/2018	$100,000	$100,000
11/2018	$99,800	$100,309
12/2018	$96,029	$97,652
01/2019	$104,840	$106,201
02/2019	$105,541	$106,440
03/2019	$106,743	$107,334
04/2019	$108,345	$109,594
05/2019	$100,735	$101,642
06/2019	$107,744	$107,985
07/2019	$106,142	$106,664
08/2019	$101,135	$101,464
09/2019	$102,237	$103,400
10/2019	$107,143	$107,762
11/2019	$106,943	$107,613
12/2019	$115,475	$115,642
01/2020	$108,187	$110,250
02/2020	$102,439	$104,437
03/2020	$86,324	$88,352
04/2020	$93,406	$96,442
05/2020	$94,330	$97,183
06/2020	$101,618	$104,327
07/2020	$110,958	$113,650
08/2020	$113,627	$116,162
09/2020	$111,882	$114,298
10/2020	$112,601	$116,653
11/2020	$122,146	$127,442
12/2020	$132,117	$136,811
01/2021	$137,708	$141,004
02/2021	$139,365	$142,082
03/2021	$136,984	$139,939
04/2021	$142,264	$143,422
05/2021	$142,678	$146,747
06/2021	$143,403	$147,001
07/2021	$136,880	$137,109
08/2021	$138,330	$140,697
09/2021	$130,461	$135,105
10/2021	$132,531	$136,438
11/2021	$125,491	$130,877
12/2021	$130,780	$133,334
01/2022	$128,878	$130,809
02/2022	$124,626	$126,898
03/2022	$122,725	$124,033
04/2022	$114,782	$117,133
05/2022	$117,467	$117,650
06/2022	$107,398	$109,831
07/2022	$106,391	$109,562
08/2022	$104,266	$110,020
09/2022	$93,190	$97,122
10/2022	$89,834	$94,106
11/2022	$104,377	$108,064
12/2022	$100,350	$106,545
01/2023	$109,636	$114,958
02/2023	$102,476	$107,503
03/2023	$105,384	$110,758
04/2023	$104,154	$109,505
05/2023	$100,238	$107,665
06/2023	$105,944	$111,754
07/2023	$111,202	$118,709
08/2023	$104,489	$111,396
09/2023	$102,028	$108,483
10/2023	$98,672	$104,268
11/2023	$106,839	$112,613
12/2023	$110,556	$117,017
01/2024	$106,412	$111,583
02/2024	$111,564	$116,892
03/2024	$114,365	$119,787
04/2024	$114,701	$120,322
05/2024	$117,501	$121,004
06/2024	$121,645	$125,776
07/2024	$120,861	$126,151
08/2024	$122,206	$128,187
09/2024	$128,590	$136,747
10/2024	$125,118	$130,664
11/2024	$122,878	$125,971
12/2024	$124,446	$125,798
01/2025	$126,686	$128,045
02/2025	$128,030	$128,665
03/2025	$128,254	$129,480
04/2025	$130,046	$131,181
05/2025	$136,543	$136,778
06/2025	$144,832	$145,002
07/2025	$147,744	$147,828
08/2025	$151,329	$149,724

Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (11/28/18)
Class YFootnote Reference1	23.83%Footnote Reference2	5.90%	6.32%
MSCI® Emerging Markets Index (USD)	16.80%	5.21%	6.34%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.
Footnote[2]	The return for the period November 1, 2024 to August 31, 2025 was 20.95%.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$218,339,806
# of Portfolio Holdings	85
Portfolio Turnover Rate	198%
Total Management Fees Paid	$1,414,711

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	97.8
Investment Companies	1.4
Common Stocks	0.7
Securities Lending Collateral	0.1

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Taiwan Semiconductor Manufacturing Co. Ltd.	11.3
Tencent Holdings Ltd.	6.1
Samsung Electronics Co. Ltd.	4.0
Alibaba Group Holding Ltd.	3.1
HDFC Bank Ltd.	2.0
SK Hynix, Inc.	2.0
Xiaomi Corp., Class B	1.8
Delta Electronics, Inc.	1.7
NetEase, Inc.	1.6
Erste Group Bank AG	1.6

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Energy	2.2
Utilities	2.3
Real Estate	3.0
Materials	3.1
Health Care	4.0
Consumer Staples	6.3
Industrials	9.7
Communication Services	10.8
Consumer Discretionary	11.4
Financials	20.4
Information Technology	26.8

Excludes cash equivalents.

Top Ten Country Exposure - % Equities

Value	Value
Austria	1.6
Turkey	1.9
Mexico	3.6
South Africa	3.9
United Arab Emirates	4.4
Brazil	6.2
Republic of Korea	8.6
India	15.2
Taiwan	16.5
China	28.8

Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Ninety One Emerging Markets Equity Fund

Annual Shareholder Report - August 31, 2025

Class Y: ZEMAX

Distributed by:

Resolute Investment Distributors, Inc.

91Emerging_Y 0825

American Beacon

Ninety One Global Franchise Fund

Annual Shareholder Report - August 31, 2025 | Class R5: ZGFIX

This annual shareholder report contains important information about American Beacon Ninety One Global Franchise Fund for the period of November 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
R5	$78	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote[1]	Due to a change in the Fund's fiscal year-end, costs are reported for a ten-month fiscal period. The costs would be higher for a full fiscal year.

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 11.69% for the twelve months ended August 31, 2025, compared to the MSCI ACWI Index Net return of 15.80%.

  Broad market performance was driven by continued momentum in U.S. Mega Cap names associated with the AI theme, as well as improving investor sentiment around non-US investments.

  The Fund’s investment approach of investing in high quality, global companies with consistent cash flows faced headwinds as beta and momentum factors rallied during the last twelve months.

  The Fund's performance was positive in all sectors where it invested. The Fund's holdings in the Information Technology, Communication Services, and Consumer Staples sectors also contributed meaningfully.

Cumulative Performance from December 11, 2017  through August 31, 2025

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	MSCI ACWI Index Net
12/2017	$250,000	$250,000
12/2017	$250,948	$253,574
01/2018	$259,955	$267,881
02/2018	$249,947	$256,623
03/2018	$249,447	$251,133
04/2018	$246,945	$253,533
05/2018	$250,698	$253,852
06/2018	$256,452	$252,472
07/2018	$264,959	$260,084
08/2018	$268,962	$262,134
09/2018	$269,212	$263,267
10/2018	$254,951	$243,542
11/2018	$262,207	$247,106
12/2018	$242,889	$229,698
01/2019	$258,275	$247,837
02/2019	$268,616	$254,470
03/2019	$278,200	$257,664
04/2019	$286,019	$266,367
05/2019	$273,660	$250,567
06/2019	$287,785	$266,975
07/2019	$291,820	$267,758
08/2019	$292,325	$261,403
09/2019	$288,289	$266,903
10/2019	$294,343	$274,206
11/2019	$301,657	$280,901
12/2019	$311,220	$290,789
01/2020	$316,055	$287,586
02/2020	$293,916	$264,359
03/2020	$271,777	$228,668
04/2020	$297,479	$253,162
05/2020	$312,747	$264,173
06/2020	$317,073	$272,609
07/2020	$329,033	$287,030
08/2020	$344,047	$304,602
09/2020	$332,596	$294,776
10/2020	$314,274	$287,607
11/2020	$342,775	$323,060
12/2020	$363,249	$338,058
01/2021	$352,520	$336,523
02/2021	$358,906	$344,320
03/2021	$368,869	$353,519
04/2021	$392,370	$368,969
05/2021	$396,202	$374,717
06/2021	$405,143	$379,651
07/2021	$415,105	$382,267
08/2021	$420,980	$391,836
09/2021	$399,012	$375,654
10/2021	$423,790	$394,823
11/2021	$408,719	$385,316
12/2021	$430,725	$400,725
01/2022	$404,891	$381,052
02/2022	$389,801	$371,204
03/2022	$394,660	$379,249
04/2022	$368,060	$348,894
05/2022	$368,827	$349,296
06/2022	$341,203	$319,857
07/2022	$369,083	$342,188
08/2022	$350,923	$329,591
09/2022	$318,951	$298,041
10/2022	$339,413	$316,025
11/2022	$366,014	$340,540
12/2022	$352,984	$327,139
01/2023	$381,479	$350,593
02/2023	$361,969	$340,540
03/2023	$377,628	$351,036
04/2023	$384,303	$356,083
05/2023	$375,318	$352,272
06/2023	$395,085	$372,729
07/2023	$404,327	$386,367
08/2023	$398,936	$375,572
09/2023	$380,452	$360,039
10/2023	$373,264	$349,213
11/2023	$405,097	$381,453
12/2023	$421,379	$399,767
01/2024	$426,273	$402,116
02/2024	$433,743	$419,369
03/2024	$438,636	$432,533
04/2024	$413,910	$418,267
05/2024	$427,561	$435,252
06/2024	$442,500	$444,945
07/2024	$447,651	$452,124
08/2024	$455,121	$463,609
09/2024	$455,636	$474,373
10/2024	$443,530	$463,733
11/2024	$460,787	$481,078
12/2024	$454,354	$469,686
01/2025	$469,327	$485,456
02/2025	$476,039	$482,531
03/2025	$467,520	$463,465
04/2025	$477,330	$467,791
05/2025	$503,920	$494,675
06/2025	$515,021	$516,882
07/2025	$501,339	$523,897
08/2025	$508,309	$536,834

Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (12/11/17)
Class R5Footnote Reference1	11.69%Footnote Reference2	8.12%	9.63%
MSCI ACWI Index Net	15.80%	12.00%	10.40%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.
Footnote[2]	The return for the period November 1, 2024 to August 31, 2025 was 14.61%.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$448,626,039
# of Portfolio Holdings	30
Portfolio Turnover Rate	14%
Total Management Fees Paid	$2,053,353

Asset Allocation - % Investments

Value	Value
Common Stocks	69.9
Foreign Common Stocks	23.1
Investment Companies	7.0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Visa, Inc., Class A	8.6
Microsoft Corp.	8.0
ASML Holding NV	6.0
Philip Morris International, Inc.	5.3
Booking Holdings, Inc.	5.0
Alphabet, Inc., Class A	4.6
Intuit, Inc.	4.2
Autodesk, Inc.	4.1
NetEase, Inc., ADR	4.0
Electronic Arts, Inc.	3.2

Excludes cash equivalents.

Sector Allocation - % Equities

Information Technology
31.9
Financials
20.7
Communication Services
12.8
Health Care
12.4
Consumer Staples
11.1
Consumer Discretionary
8.2
Industrials
2.9
0%
5%
10%
15%
20%
25%
30%
35%

Value	Value
Industrials	2.9
Consumer Discretionary	8.2
Consumer Staples	11.1
Health Care	12.4
Communication Services	12.8
Financials	20.7
Information Technology	31.9

Excludes cash equivalents.

Top Country Exposure - % Equities

United States
75.1
Netherlands
6.5
China
4.4
United Kingdom
3.8
Germany
3.4
France
2.8
Israel
2.4
Republic of Korea
1.6
0%
20%
40%
60%
80%

Value	Value
Republic of Korea	1.6
Israel	2.4
France	2.8
Germany	3.4
United Kingdom	3.8
China	4.4
Netherlands	6.5
United States	75.1

Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Ninety One Global Franchise Fund

Annual Shareholder Report - August 31, 2025

Class R5: ZGFIX

Distributed by:

Resolute Investment Distributors, Inc.

91GlobalFran_R5 0825

American Beacon

Ninety One Global Franchise Fund

Annual Shareholder Report - August 31, 2025 | Class R6: ZGFRX

This annual shareholder report contains important information about American Beacon Ninety One Global Franchise Fund for the period of November 18, 2024 to August 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investment
R6	$75	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote†	For the period November 18, 2024 (commencement of operations) through August 31, 2025. The costs would have been higher had the Fund operated the full year.

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 11.72% for the twelve months ended August 31, 2025, compared to the MSCI ACWI Index Net return of 15.80%.

  Broad market performance was driven by continued momentum in U.S. Mega Cap names associated with the AI theme, as well as improving investor sentiment around non-US investments.

  The Fund’s investment approach of investing in high quality, global companies with consistent cash flows faced headwinds as beta and momentum factors rallied during the last twelve months.

  The Fund's performance was positive in all sectors where it invested. The Fund's holdings in the Information Technology, Communication Services, and Consumer Staples sectors also contributed meaningfully.

Cumulative Performance from December 11, 2017  through August 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R6	MSCI ACWI Index Net
12/2017	$10,000	$10,000
12/2017	$10,038	$10,143
01/2018	$10,398	$10,715
02/2018	$9,998	$10,265
03/2018	$9,978	$10,045
04/2018	$9,878	$10,141
05/2018	$10,028	$10,154
06/2018	$10,258	$10,099
07/2018	$10,598	$10,403
08/2018	$10,758	$10,485
09/2018	$10,768	$10,531
10/2018	$10,198	$9,742
11/2018	$10,488	$9,884
12/2018	$9,716	$9,188
01/2019	$10,331	$9,913
02/2019	$10,745	$10,179
03/2019	$11,128	$10,306
04/2019	$11,441	$10,655
05/2019	$10,946	$10,023
06/2019	$11,511	$10,679
07/2019	$11,673	$10,710
08/2019	$11,693	$10,456
09/2019	$11,532	$10,676
10/2019	$11,774	$10,968
11/2019	$12,066	$11,236
12/2019	$12,449	$11,631
01/2020	$12,642	$11,503
02/2020	$11,757	$10,574
03/2020	$10,871	$9,147
04/2020	$11,899	$10,126
05/2020	$12,510	$10,567
06/2020	$12,683	$10,904
07/2020	$13,161	$11,481
08/2020	$13,762	$12,184
09/2020	$13,304	$11,791
10/2020	$12,571	$11,504
11/2020	$13,711	$12,922
12/2020	$14,530	$13,522
01/2021	$14,101	$13,461
02/2021	$14,356	$13,773
03/2021	$14,755	$14,141
04/2021	$15,695	$14,759
05/2021	$15,848	$14,989
06/2021	$16,206	$15,186
07/2021	$16,604	$15,291
08/2021	$16,839	$15,673
09/2021	$15,960	$15,026
10/2021	$16,952	$15,793
11/2021	$16,349	$15,412
12/2021	$17,229	$16,029
01/2022	$16,196	$15,242
02/2022	$15,592	$14,848
03/2022	$15,786	$15,170
04/2022	$14,722	$13,956
05/2022	$14,753	$13,972
06/2022	$13,648	$12,794
07/2022	$14,763	$13,687
08/2022	$14,037	$13,183
09/2022	$12,758	$11,922
10/2022	$13,576	$12,641
11/2022	$14,641	$13,621
12/2022	$14,119	$13,085
01/2023	$15,259	$14,024
02/2023	$14,479	$13,621
03/2023	$15,105	$14,041
04/2023	$15,372	$14,243
05/2023	$15,013	$14,091
06/2023	$15,803	$14,909
07/2023	$16,173	$15,454
08/2023	$15,957	$15,023
09/2023	$15,218	$14,401
10/2023	$14,931	$13,968
11/2023	$16,204	$15,258
12/2023	$16,855	$15,991
01/2024	$17,051	$16,084
02/2024	$17,350	$16,775
03/2024	$17,545	$17,301
04/2024	$16,556	$16,730
05/2024	$17,102	$17,410
06/2024	$17,700	$17,798
07/2024	$17,906	$18,085
08/2024	$18,205	$18,544
09/2024	$18,225	$18,975
10/2024	$17,741	$18,549
11/2024	$18,421	$19,243
12/2024	$18,170	$18,787
01/2025	$18,769	$19,418
02/2025	$19,037	$19,301
03/2025	$18,696	$18,538
04/2025	$19,099	$18,711
05/2025	$20,152	$19,787
06/2025	$20,606	$20,675
07/2025	$20,059	$20,956
08/2025	$20,338	$21,473

Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (12/11/17)
R6 ClassFootnote Reference1	11.72%Footnote Reference2	8.12%	9.63%
MSCI ACWI Index Net	15.80%	12.00%	10.40%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.
Footnote[2]	The return for the period November 18, 2024 to August 31, 2025 was 12.74%.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$448,626,039
# of Portfolio Holdings	30
Portfolio Turnover Rate	14%
Total Management Fees Paid	$2,053,353

Asset Allocation - % Investments

Value	Value
Common Stocks	69.9
Foreign Common Stocks	23.1
Investment Companies	7.0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Visa, Inc., Class A	8.6
Microsoft Corp.	8.0
ASML Holding NV	6.0
Philip Morris International, Inc.	5.3
Booking Holdings, Inc.	5.0
Alphabet, Inc., Class A	4.6
Intuit, Inc.	4.2
Autodesk, Inc.	4.1
NetEase, Inc., ADR	4.0
Electronic Arts, Inc.	3.2

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Industrials	2.9
Consumer Discretionary	8.2
Consumer Staples	11.1
Health Care	12.4
Communication Services	12.8
Financials	20.7
Information Technology	31.9

Excludes cash equivalents.

Top Country Exposure - % Equities

Value	Value
Republic of Korea	1.6
Israel	2.4
France	2.8
Germany	3.4
United Kingdom	3.8
China	4.4
Netherlands	6.5
United States	75.1

Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Ninety One Global Franchise Fund

Annual Shareholder Report - August 31, 2025

Class R6: ZGFRX

Distributed by:

Resolute Investment Distributors, Inc.

91GlobalFran_R6 0825

American Beacon

Ninety One Global Franchise Fund

Annual Shareholder Report - August 31, 2025 | Class Y: ZGFAX

This annual shareholder report contains important information about American Beacon Ninety One Global Franchise Fund for the period of November 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Y	$77	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote[1]	Due to a change in the Fund's fiscal year-end, costs are reported for a ten-month fiscal period. The costs would be higher for a full fiscal year.

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 11.68% for the twelve months ended August 31, 2025, compared to the MSCI ACWI Index Net return of 15.80%.

  Broad market performance was driven by continued momentum in U.S. Mega Cap names associated with the AI theme, as well as improving investor sentiment around non-US investments.

  The Fund’s investment approach of investing in high quality, global companies with consistent cash flows faced headwinds as beta and momentum factors rallied during the last twelve months.

  The Fund's performance was positive in all sectors where it invested. The Fund's holdings in the Information Technology, Communication Services, and Consumer Staples sectors also contributed meaningfully.

Cumulative Performance from December 11, 2017  through August 31, 2025

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	MSCI ACWI Index Net
12/2017	$100,000	$100,000
12/2017	$100,379	$101,430
01/2018	$103,982	$107,152
02/2018	$99,979	$102,649
03/2018	$99,779	$100,453
04/2018	$98,778	$101,413
05/2018	$100,279	$101,541
06/2018	$102,581	$100,989
07/2018	$105,983	$104,034
08/2018	$107,585	$104,853
09/2018	$107,685	$105,307
10/2018	$101,980	$97,417
11/2018	$104,783	$98,842
12/2018	$97,107	$91,879
01/2019	$103,258	$99,135
02/2019	$107,291	$101,788
03/2019	$111,123	$103,065
04/2019	$114,249	$106,547
05/2019	$109,308	$100,227
06/2019	$114,854	$106,790
07/2019	$116,467	$107,103
08/2019	$116,568	$104,561
09/2019	$115,056	$106,761
10/2019	$117,375	$109,682
11/2019	$120,299	$112,360
12/2019	$124,034	$116,316
01/2020	$126,066	$115,034
02/2020	$117,127	$105,743
03/2020	$108,289	$91,467
04/2020	$118,549	$101,265
05/2020	$124,644	$105,669
06/2020	$126,269	$109,044
07/2020	$131,044	$114,812
08/2020	$137,037	$121,841
09/2020	$132,364	$117,910
10/2020	$125,050	$115,043
11/2020	$136,428	$129,224
12/2020	$144,484	$135,223
01/2021	$140,109	$134,609
02/2021	$142,755	$137,728
03/2021	$146,621	$141,407
04/2021	$155,982	$147,588
05/2021	$157,407	$149,887
06/2021	$160,866	$151,860
07/2021	$164,936	$152,907
08/2021	$167,175	$156,734
09/2021	$158,424	$150,262
10/2021	$168,294	$157,929
11/2021	$162,189	$154,126
12/2021	$170,939	$160,290
01/2022	$160,561	$152,420
02/2022	$154,659	$148,482
03/2022	$156,491	$151,699
04/2022	$145,909	$139,557
05/2022	$146,214	$139,718
06/2022	$135,123	$127,943
07/2022	$146,214	$136,875
08/2022	$138,990	$131,836
09/2022	$126,271	$119,216
10/2022	$134,411	$126,410
11/2022	$144,891	$136,216
12/2022	$139,648	$130,856
01/2023	$150,946	$140,237
02/2023	$143,210	$136,216
03/2023	$149,419	$140,414
04/2023	$151,964	$142,433
05/2023	$148,401	$140,909
06/2023	$156,137	$149,091
07/2023	$159,801	$154,546
08/2023	$157,664	$150,229
09/2023	$150,335	$144,015
10/2023	$147,485	$139,685
11/2023	$160,005	$152,581
12/2023	$166,313	$159,907
01/2024	$168,249	$160,846
02/2024	$171,205	$167,747
03/2024	$173,039	$173,013
04/2024	$163,256	$167,307
05/2024	$168,657	$174,101
06/2024	$174,466	$177,978
07/2024	$176,504	$180,849
08/2024	$179,357	$185,443
09/2024	$179,561	$189,749
10/2024	$174,670	$185,493
11/2024	$181,497	$192,431
12/2024	$179,054	$187,874
01/2025	$184,876	$194,182
02/2025	$187,532	$193,012
03/2025	$184,161	$185,386
04/2025	$188,043	$187,116
05/2025	$198,563	$197,870
06/2025	$202,955	$206,753
07/2025	$197,542	$209,559
08/2025	$200,300	$214,733

Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (12/11/17)
Class YFootnote Reference1	11.68%Footnote Reference2	7.89%	9.41%
MSCI ACWI Index Net	15.80%	12.00%	10.40%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.
Footnote[2]	The return for the period November 1, 2024 to August 31, 2025 was 14.67%.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$448,626,039
# of Portfolio Holdings	30
Portfolio Turnover Rate	14%
Total Management Fees Paid	$2,053,353

Asset Allocation - % Investments

Value	Value
Common Stocks	69.9
Foreign Common Stocks	23.1
Investment Companies	7.0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Visa, Inc., Class A	8.6
Microsoft Corp.	8.0
ASML Holding NV	6.0
Philip Morris International, Inc.	5.3
Booking Holdings, Inc.	5.0
Alphabet, Inc., Class A	4.6
Intuit, Inc.	4.2
Autodesk, Inc.	4.1
NetEase, Inc., ADR	4.0
Electronic Arts, Inc.	3.2

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Industrials	2.9
Consumer Discretionary	8.2
Consumer Staples	11.1
Health Care	12.4
Communication Services	12.8
Financials	20.7
Information Technology	31.9

Excludes cash equivalents.

Top Country Exposure - % Equities

Value	Value
Republic of Korea	1.6
Israel	2.4
France	2.8
Germany	3.4
United Kingdom	3.8
China	4.4
Netherlands	6.5
United States	75.1

Excludes cash equivalents.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Ninety One Global Franchise Fund

Annual Shareholder Report - August 31, 2025

Class Y: ZGFAX

Distributed by:

Resolute Investment Distributors, Inc.

91GlobalFran_Y 0825

American Beacon

Ninety One International Franchise Fund

Annual Shareholder Report - August 31, 2025 | Class R5: ZIFIX

This annual shareholder report contains important information about American Beacon Ninety One International Franchise Fund for the period of November 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
R5	$81	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote[1]	Due to a change in the Fund's fiscal year-end, costs are reported for a ten-month fiscal period. The costs would be higher for a full fiscal year.

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 8.14% for the twelve months ended August 31, 2025, compared to the MSCI EAFE Index (Net) return of 13.87% and the MSCI ACWI ex-USA Index Net return of 15.42%.

  Broad market performance was driven by a depreciating US dollar, easing monetary policies, fiscal stimulus in Europe, an emerging market resurgence and improving investor sentiment.

  The Fund’s concentrated quality strategy faced headwinds as value and momentum factors rallied.

  The Fund's performance was positive in all sectors where it invested. The Fund's holdings in the Consumer Staples and Information Technology sectors also contributed meaningfully.

Cumulative Performance from August 31, 2021  through August 31, 2025

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	MSCI® EAFE Index (Net)	MSCI ACWI ex-USA Index Net
08/2021	$250,000	$250,000	$250,000
09/2021	$238,500	$242,546	$241,997
10/2021	$245,000	$248,511	$247,774
11/2021	$234,000	$236,945	$236,614
12/2021	$247,250	$249,077	$246,398
01/2022	$231,000	$237,041	$237,315
02/2022	$221,750	$232,849	$232,617
03/2022	$221,500	$234,346	$232,988
04/2022	$208,250	$219,185	$218,357
05/2022	$209,750	$220,828	$219,923
06/2022	$196,750	$200,338	$201,007
07/2022	$211,250	$210,321	$207,890
08/2022	$197,000	$200,332	$201,205
09/2022	$178,750	$181,591	$181,094
10/2022	$184,750	$191,356	$186,509
11/2022	$207,750	$212,910	$208,524
12/2022	$202,209	$213,081	$206,966
01/2023	$221,551	$230,336	$223,748
02/2023	$212,257	$225,530	$215,893
03/2023	$222,807	$231,119	$221,176
04/2023	$230,091	$237,644	$225,017
05/2023	$222,807	$227,588	$216,833
06/2023	$231,599	$237,945	$226,567
07/2023	$236,120	$245,644	$235,774
08/2023	$229,589	$236,233	$225,124
09/2023	$217,532	$228,164	$218,019
10/2023	$212,508	$218,913	$209,019
11/2023	$233,859	$239,233	$227,836
12/2023	$243,727	$251,943	$239,285
01/2024	$250,061	$253,393	$236,911
02/2024	$260,195	$258,031	$242,903
03/2024	$262,475	$266,517	$250,494
04/2024	$249,554	$259,692	$246,002
05/2024	$260,702	$269,751	$253,140
06/2024	$262,222	$265,397	$252,901
07/2024	$267,289	$273,182	$258,753
08/2024	$275,143	$282,065	$266,122
09/2024	$280,210	$284,670	$273,293
10/2024	$267,289	$269,189	$259,883
11/2024	$271,343	$267,662	$257,533
12/2024	$266,953	$261,575	$252,522
01/2025	$287,096	$275,321	$262,701
02/2025	$287,861	$280,661	$266,345
03/2025	$276,642	$279,528	$265,743
04/2025	$293,215	$292,332	$275,337
05/2025	$299,844	$305,707	$287,948
06/2025	$305,709	$312,443	$297,715
07/2025	$297,805	$308,057	$296,866
08/2025	$297,550	$321,190	$307,169

Average Annual Total Returns (%)	1 Year	Since Inception (8/31/21)
Class R5Footnote Reference1	8.14%Footnote Reference2	4.45%
MSCI® EAFE Index (Net)	13.87%	6.46%
MSCI ACWI ex-USA Index Net	15.42%	5.28%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.
Footnote[2]	The return for the period November 1, 2024 to August 31, 2025 was 11.32%.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The MSCI EAFE Index (Net) is replacing the MSCI ACWI ex-USA Index Net as broad-based securities market index to comply with a new regulatory requirement. The MSCI ACWI ex-USA Index Net Index Net reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$8,447,557
# of Portfolio Holdings	33
Portfolio Turnover Rate	16%
Total Management Fees Paid	$0

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	71.7
Common Stocks	23.5
Investment Companies	3.5
Foreign Preferred Stocks	1.3
Warrants	0.0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

SAP SE	8.4
Mastercard, Inc., Class A	6.5
Constellation Software, Inc.	6.1
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.9
Nintendo Co. Ltd.	4.4
London Stock Exchange Group PLC	4.0
L'Oreal SA	4.0
Philip Morris International, Inc.	4.0
Amadeus IT Group SA	3.7
EssilorLuxottica SA	3.6

Excludes cash equivalents.

Sector Allocation - % Equities

Information Technology
24.8
Health Care
18.1
Financials
16.5
Consumer Staples
13.5
Communication Services
12.1
Consumer Discretionary
8.8
Industrials
6.2
0%
5%
10%
15%
20%
25%

Value	Value
Industrials	6.2
Consumer Discretionary	8.8
Communication Services	12.1
Consumer Staples	13.5
Financials	16.5
Health Care	18.1
Information Technology	24.8

Excludes cash equivalents.

Top Ten Country Exposure - % Equities

United States
24.4
Germany
14.2
France
10.8
China
9.2
United Kingdom
8.5
Canada
6.3
Netherlands
6.0
Taiwan
5.0
Japan
4.6
Spain
3.9
0%
5%
10%
15%
20%
25%

Value	Value
Spain	3.9
Japan	4.6
Taiwan	5.0
Netherlands	6.0
Canada	6.3
United Kingdom	8.5
China	9.2
France	10.8
Germany	14.2
United States	24.4

Excludes cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

On August 25, 2025, the Board of Trustees of the American Beacon Funds approved a Plan of Reorganization and Termination (the “Reorganization Plan”) that provides for the reorganization of the American Beacon Ninety One International Franchise Fund (the “Target Fund”), a series of the American Beacon Funds, into the American Beacon Ninety One International Franchise ETF (the “Acquiring ETF”), a newly created series of the American Beacon Select Funds (the “Reorganization”). The Reorganization is subject to a number of conditions, including approval of the Reorganization Plan by the Target Fund’s shareholders.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Ninety One International Franchise Fund

Annual Shareholder Report - August 31, 2025

Class R5: ZIFIX

Distributed by:

Resolute Investment Distributors, Inc.

91International_R5 0825

American Beacon

Ninety One International Franchise Fund

Annual Shareholder Report - August 31, 2025 | Class R6: ZIFRX

This annual shareholder report contains important information about American Beacon Ninety One International Franchise Fund for the period of November 18, 2024 to August 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investment
R6	$78	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote†	For the period November 18, 2024 (commencement of operations) through August 31, 2025. The costs would have been higher had the Fund operated the full year.

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 8.24% for the twelve months ended August 31, 2025, compared to the MSCI EAFE Index (Net) return of 13.87% and the MSCI ACWI ex-USA Index Net return of 15.42%.

  Broad market performance was driven by a depreciating US dollar, easing monetary policies, fiscal stimulus in Europe, an emerging market resurgence and improving investor sentiment.

  The Fund’s concentrated quality strategy faced headwinds as value and momentum factors rallied.

  The Fund's performance was positive in all sectors where it invested. The Fund's holdings in the Consumer Staples and Information Technology sectors also contributed meaningfully.

Cumulative Performance from August 31, 2021  through August 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R6	MSCI® EAFE Index (Net)	MSCI ACWI ex-USA Index Net
08/2021	$10,000	$10,000	$10,000
09/2021	$9,540	$9,702	$9,680
10/2021	$9,800	$9,940	$9,911
11/2021	$9,360	$9,478	$9,465
12/2021	$9,890	$9,963	$9,856
01/2022	$9,240	$9,482	$9,493
02/2022	$8,870	$9,314	$9,305
03/2022	$8,860	$9,374	$9,320
04/2022	$8,330	$8,767	$8,734
05/2022	$8,390	$8,833	$8,797
06/2022	$7,870	$8,014	$8,040
07/2022	$8,450	$8,413	$8,316
08/2022	$7,880	$8,013	$8,048
09/2022	$7,150	$7,264	$7,244
10/2022	$7,390	$7,654	$7,460
11/2022	$8,310	$8,516	$8,341
12/2022	$8,088	$8,523	$8,279
01/2023	$8,862	$9,213	$8,950
02/2023	$8,490	$9,021	$8,636
03/2023	$8,912	$9,245	$8,847
04/2023	$9,204	$9,506	$9,001
05/2023	$8,912	$9,104	$8,673
06/2023	$9,264	$9,518	$9,063
07/2023	$9,445	$9,826	$9,431
08/2023	$9,184	$9,449	$9,005
09/2023	$8,701	$9,127	$8,721
10/2023	$8,500	$8,757	$8,361
11/2023	$9,354	$9,569	$9,114
12/2023	$9,749	$10,078	$9,572
01/2024	$10,002	$10,136	$9,477
02/2024	$10,408	$10,321	$9,716
03/2024	$10,499	$10,661	$10,020
04/2024	$9,982	$10,388	$9,840
05/2024	$10,428	$10,790	$10,126
06/2024	$10,489	$10,616	$10,116
07/2024	$10,692	$10,927	$10,350
08/2024	$11,006	$11,283	$10,645
09/2024	$11,208	$11,387	$10,932
10/2024	$10,692	$10,768	$10,395
11/2024	$10,854	$10,706	$10,301
12/2024	$10,678	$10,463	$10,101
01/2025	$11,494	$11,013	$10,508
02/2025	$11,525	$11,226	$10,654
03/2025	$11,076	$11,181	$10,630
04/2025	$11,729	$11,693	$11,014
05/2025	$11,994	$12,228	$11,518
06/2025	$12,228	$12,498	$11,909
07/2025	$11,922	$12,322	$11,875
08/2025	$11,912	$12,848	$12,287

Average Annual Total Returns (%)	1 Year	Since Inception (8/31/21)
R6 ClassFootnote Reference1	8.24%Footnote Reference2	4.47%
MSCI® EAFE Index (Net)	13.87%	6.46%
MSCI ACWI ex-USA Index Net	15.42%	5.28%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.
Footnote[2]	The return for the period November 18, 2024 to August 31, 2025 was 13.35%.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The MSCI EAFE Index (Net) is replacing the MSCI ACWI ex-USA Index Net as broad-based securities market index to comply with a new regulatory requirement. The MSCI ACWI ex-USA Index Net Index Net reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$8,447,557
# of Portfolio Holdings	33
Portfolio Turnover Rate	16%
Total Management Fees Paid	$0

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	71.7
Common Stocks	23.5
Investment Companies	3.5
Foreign Preferred Stocks	1.3
Warrants	0.0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

SAP SE	8.4
Mastercard, Inc., Class A	6.5
Constellation Software, Inc.	6.1
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.9
Nintendo Co. Ltd.	4.4
London Stock Exchange Group PLC	4.0
L'Oreal SA	4.0
Philip Morris International, Inc.	4.0
Amadeus IT Group SA	3.7
EssilorLuxottica SA	3.6

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Industrials	6.2
Consumer Discretionary	8.8
Communication Services	12.1
Consumer Staples	13.5
Financials	16.5
Health Care	18.1
Information Technology	24.8

Excludes cash equivalents.

Top Ten Country Exposure - % Equities

Value	Value
Spain	3.9
Japan	4.6
Taiwan	5.0
Netherlands	6.0
Canada	6.3
United Kingdom	8.5
China	9.2
France	10.8
Germany	14.2
United States	24.4

Excludes cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since November 15, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

On August 25, 2025, the Board of Trustees of the American Beacon Funds approved a Plan of Reorganization and Termination (the “Reorganization Plan”) that provides for the reorganization of the American Beacon Ninety One International Franchise Fund (the “Target Fund”), a series of the American Beacon Funds, into the American Beacon Ninety One International Franchise ETF (the “Acquiring ETF”), a newly created series of the American Beacon Select Funds (the “Reorganization”). The Reorganization is subject to a number of conditions, including approval of the Reorganization Plan by the Target Fund’s shareholders.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Ninety One International Franchise Fund

Annual Shareholder Report - August 31, 2025

Class R6: ZIFRX

Distributed by:

Resolute Investment Distributors, Inc.

91International_R6 0825

American Beacon

Ninety One International Franchise Fund

Annual Shareholder Report - August 31, 2025 | Class Y: ZIFAX

This annual shareholder report contains important information about American Beacon Ninety One International Franchise Fund for the period of November 18, 2024 to August 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investment
Y	$78	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote†	For the period November 18, 2024 (commencement of operations) through August 31, 2025. The costs would have been higher had the Fund operated the full year.

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 8.14% for the twelve months ended August 31, 2025, compared to the MSCI EAFE Index (Net) return of 13.87% and the MSCI ACWI ex-USA Index Net return of 15.42%.

  Broad market performance was driven by a depreciating US dollar, easing monetary policies, fiscal stimulus in Europe, an emerging market resurgence and improving investor sentiment.

  The Fund’s concentrated quality strategy faced headwinds as value and momentum factors rallied.

  The Fund's performance was positive in all sectors where it invested. The Fund's holdings in the Consumer Staples and Information Technology sectors also contributed meaningfully.

Cumulative Performance from August 31, 2021  through August 31, 2025

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	MSCI® EAFE Index (Net)	MSCI ACWI ex-USA Index Net
08/2021	$100,000	$100,000	$100,000
09/2021	$95,400	$97,018	$96,799
10/2021	$98,000	$99,404	$99,110
11/2021	$93,600	$94,778	$94,646
12/2021	$98,900	$99,631	$98,559
01/2022	$92,400	$94,816	$94,926
02/2022	$88,700	$93,140	$93,047
03/2022	$88,600	$93,738	$93,195
04/2022	$83,300	$87,674	$87,343
05/2022	$83,900	$88,331	$87,969
06/2022	$78,700	$80,135	$80,403
07/2022	$84,500	$84,128	$83,156
08/2022	$78,800	$80,133	$80,482
09/2022	$71,500	$72,637	$72,438
10/2022	$73,900	$76,543	$74,604
11/2022	$83,100	$85,164	$83,410
12/2022	$80,884	$85,232	$82,787
01/2023	$88,620	$92,134	$89,499
02/2023	$84,903	$90,212	$86,357
03/2023	$89,123	$92,448	$88,471
04/2023	$92,037	$95,058	$90,007
05/2023	$89,123	$91,035	$86,733
06/2023	$92,639	$95,178	$90,627
07/2023	$94,448	$98,258	$94,310
08/2023	$91,836	$94,493	$90,050
09/2023	$87,013	$91,265	$87,208
10/2023	$85,003	$87,565	$83,608
11/2023	$93,544	$95,693	$91,135
12/2023	$97,491	$100,777	$95,714
01/2024	$100,024	$101,357	$94,765
02/2024	$104,078	$103,212	$97,161
03/2024	$104,990	$106,607	$100,198
04/2024	$99,822	$103,877	$98,401
05/2024	$104,281	$107,901	$101,256
06/2024	$104,889	$106,159	$101,161
07/2024	$106,916	$109,273	$103,501
08/2024	$110,057	$112,826	$106,449
09/2024	$112,084	$113,868	$109,317
10/2024	$106,916	$107,676	$103,953
11/2024	$108,537	$107,065	$103,014
12/2024	$106,781	$104,630	$101,009
01/2025	$114,940	$110,128	$105,081
02/2025	$115,144	$112,264	$106,538
03/2025	$110,657	$111,811	$106,297
04/2025	$117,286	$116,933	$110,135
05/2025	$119,836	$122,283	$115,179
06/2025	$122,181	$124,977	$119,086
07/2025	$119,122	$123,223	$118,747
08/2025	$119,020	$128,476	$122,868

Average Annual Total Returns (%)	1 Year	Since Inception (8/31/21)
Class YFootnote Reference1	8.14%Footnote Reference2	4.45%
MSCI® EAFE Index (Net)	13.87%	6.46%
MSCI ACWI ex-USA Index Net	15.42%	5.28%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.
Footnote[2]	The return for the period November 18, 2024 to August 31, 2025 was 13.25%.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The MSCI EAFE Index (Net) is replacing the MSCI ACWI ex-USA Index Net as broad-based securities market index to comply with a new regulatory requirement. The MSCI ACWI ex-USA Index Net Index Net reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$8,447,557
# of Portfolio Holdings	33
Portfolio Turnover Rate	16%
Total Management Fees Paid	$0

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	71.7
Common Stocks	23.5
Investment Companies	3.5
Foreign Preferred Stocks	1.3
Warrants	0.0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

SAP SE	8.4
Mastercard, Inc., Class A	6.5
Constellation Software, Inc.	6.1
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.9
Nintendo Co. Ltd.	4.4
London Stock Exchange Group PLC	4.0
L'Oreal SA	4.0
Philip Morris International, Inc.	4.0
Amadeus IT Group SA	3.7
EssilorLuxottica SA	3.6

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Industrials	6.2
Consumer Discretionary	8.8
Communication Services	12.1
Consumer Staples	13.5
Financials	16.5
Health Care	18.1
Information Technology	24.8

Excludes cash equivalents.

Top Ten Country Exposure - % Equities

Value	Value
Spain	3.9
Japan	4.6
Taiwan	5.0
Netherlands	6.0
Canada	6.3
United Kingdom	8.5
China	9.2
France	10.8
Germany	14.2
United States	24.4

Excludes cash equivalents.

Material Fund Changes

This is a summary of certain changes to the Fund since November 15, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

On August 25, 2025, the Board of Trustees of the American Beacon Funds approved a Plan of Reorganization and Termination (the “Reorganization Plan”) that provides for the reorganization of the American Beacon Ninety One International Franchise Fund (the “Target Fund”), a series of the American Beacon Funds, into the American Beacon Ninety One International Franchise ETF (the “Acquiring ETF”), a newly created series of the American Beacon Select Funds (the “Reorganization”). The Reorganization is subject to a number of conditions, including approval of the Reorganization Plan by the Target Fund’s shareholders.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Ninety One International Franchise Fund

Annual Shareholder Report - August 31, 2025

Class Y: ZIFAX

Distributed by:

Resolute Investment Distributors, Inc.

91International_Y 0825

American Beacon

SiM High Yield Opportunities Fund

Annual Shareholder Report - August 31, 2025 | Class A: SHOAX

This annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.07%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 2.13% (with sales charges) and 7.18% (without sales charges) for the twelve months ended August 31, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 3.14% and the ICE BofA U.S. High Yield Index return of 8.14%.

  Despite elevated geopolitical tensions and increased inflation risks the broader high yield market delivered strong returns supported by resilient balance sheets and stable margins.

  The Fund’s high-conviction strategy faced near-term pressure amid rising global slowdown concerns and tariff uncertainty.

  The Fund’s positioning within issuers and ratings detracted from performance during the last twelve months.

Cumulative Performance from August 31, 2015  through August 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	Bloomberg US Aggregate Bond Index	ICE BofA US High Yield Index
08/2015	$9,525	$10,000	$10,000
09/2015	$9,355	$10,068	$9,741
10/2015	$9,493	$10,069	$10,006
11/2015	$9,374	$10,043	$9,781
12/2015	$9,054	$10,010	$9,529
01/2016	$8,916	$10,148	$9,378
02/2016	$8,993	$10,220	$9,422
03/2016	$9,387	$10,314	$9,839
04/2016	$9,696	$10,353	$10,232
05/2016	$9,799	$10,356	$10,306
06/2016	$9,848	$10,542	$10,417
07/2016	$9,992	$10,609	$10,680
08/2016	$10,180	$10,597	$10,918
09/2016	$10,226	$10,590	$10,989
10/2016	$10,275	$10,509	$11,023
11/2016	$10,300	$10,261	$10,980
12/2016	$10,492	$10,275	$11,196
01/2017	$10,619	$10,295	$11,346
02/2017	$10,740	$10,365	$11,523
03/2017	$10,749	$10,359	$11,499
04/2017	$10,854	$10,439	$11,629
05/2017	$10,881	$10,519	$11,733
06/2017	$10,863	$10,509	$11,745
07/2017	$10,970	$10,554	$11,881
08/2017	$10,905	$10,649	$11,878
09/2017	$11,079	$10,598	$11,985
10/2017	$11,139	$10,604	$12,031
11/2017	$11,179	$10,591	$11,999
12/2017	$11,237	$10,639	$12,034
01/2018	$11,333	$10,517	$12,111
02/2018	$11,207	$10,417	$11,998
03/2018	$11,191	$10,484	$11,924
04/2018	$11,291	$10,406	$12,003
05/2018	$11,282	$10,480	$12,001
06/2018	$11,351	$10,467	$12,043
07/2018	$11,443	$10,470	$12,177
08/2018	$11,451	$10,537	$12,265
09/2018	$11,541	$10,469	$12,337
10/2018	$11,454	$10,386	$12,135
11/2018	$11,291	$10,448	$12,025
12/2018	$11,029	$10,640	$11,761
01/2019	$11,444	$10,753	$12,301
02/2019	$11,596	$10,747	$12,509
03/2019	$11,720	$10,954	$12,631
04/2019	$11,927	$10,956	$12,808
05/2019	$11,764	$11,151	$12,645
06/2019	$11,999	$11,291	$12,955
07/2019	$12,024	$11,316	$13,022
08/2019	$12,007	$11,609	$13,073
09/2019	$12,103	$11,547	$13,114
10/2019	$12,136	$11,582	$13,144
11/2019	$12,103	$11,576	$13,180
12/2019	$12,358	$11,568	$13,456
01/2020	$12,300	$11,791	$13,456
02/2020	$12,028	$12,003	$13,248
03/2020	$9,949	$11,932	$11,690
04/2020	$10,450	$12,144	$12,134
05/2020	$11,238	$12,201	$12,689
06/2020	$11,477	$12,278	$12,813
07/2020	$11,922	$12,461	$13,425
08/2020	$12,239	$12,360	$13,557
09/2020	$12,191	$12,354	$13,416
10/2020	$12,205	$12,298	$13,479
11/2020	$12,792	$12,419	$14,018
12/2020	$13,108	$12,436	$14,286
01/2021	$13,328	$12,347	$14,338
02/2021	$13,483	$12,169	$14,390
03/2021	$13,618	$12,017	$14,415
04/2021	$13,738	$12,112	$14,573
05/2021	$13,906	$12,151	$14,615
06/2021	$14,106	$12,237	$14,815
07/2021	$14,064	$12,374	$14,867
08/2021	$14,167	$12,350	$14,949
09/2021	$14,240	$12,243	$14,953
10/2021	$14,172	$12,240	$14,925
11/2021	$14,010	$12,276	$14,774
12/2021	$14,205	$12,245	$15,052
01/2022	$13,940	$11,981	$14,638
02/2022	$13,826	$11,847	$14,507
03/2022	$13,757	$11,518	$14,372
04/2022	$13,341	$11,081	$13,847
05/2022	$13,445	$11,152	$13,884
06/2022	$12,739	$10,977	$12,939
07/2022	$13,387	$11,246	$13,716
08/2022	$13,151	$10,928	$13,390
09/2022	$12,650	$10,456	$12,852
10/2022	$13,020	$10,320	$13,217
11/2022	$13,239	$10,700	$13,465
12/2022	$13,182	$10,651	$13,363
01/2023	$13,639	$10,979	$13,886
02/2023	$13,538	$10,695	$13,706
03/2023	$13,641	$10,967	$13,860
04/2023	$13,749	$11,033	$13,989
05/2023	$13,690	$10,913	$13,861
06/2023	$13,755	$10,874	$14,087
07/2023	$13,929	$10,867	$14,288
08/2023	$13,950	$10,797	$14,328
09/2023	$13,881	$10,523	$14,159
10/2023	$13,698	$10,357	$13,986
11/2023	$14,251	$10,826	$14,623
12/2023	$14,792	$11,240	$15,162
01/2024	$14,988	$11,210	$15,165
02/2024	$15,056	$11,051	$15,209
03/2024	$15,240	$11,153	$15,391
04/2024	$15,137	$10,871	$15,237
05/2024	$15,337	$11,056	$15,410
06/2024	$15,458	$11,160	$15,558
07/2024	$15,733	$11,421	$15,864
08/2024	$16,030	$11,585	$16,115
09/2024	$16,245	$11,740	$16,379
10/2024	$16,175	$11,449	$16,289
11/2024	$16,259	$11,570	$16,473
12/2024	$16,211	$11,381	$16,405
01/2025	$16,435	$11,441	$16,632
02/2025	$16,547	$11,693	$16,740
03/2025	$16,414	$11,697	$16,560
04/2025	$16,270	$11,743	$16,560
05/2025	$16,445	$11,659	$16,838
06/2025	$16,694	$11,839	$17,151
07/2025	$16,841	$11,807	$17,220
08/2025	$17,181	$11,949	$17,427

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	7.18%	7.02%	6.08%
Class A with Maximum Sales Charge - 4.75%Footnote Reference1	2.13%	5.98%	5.56%
Bloomberg US Aggregate Bond Index	3.14%	(0.68)%	1.80%
ICE BofA US High Yield Index	8.14%	5.15%	5.71%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The Bloomberg US Aggregate Bond Index is replacing the ICE BofA US High Yield Index as broad-based securities market index to comply with a new regulatory requirement. The ICE BofA US High Yield Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$1,953,623,612
# of Portfolio Holdings	118
Portfolio Turnover Rate	41%
Total Management Fees Paid	$11,121,627

Asset Allocation - % Investments

Value	Value
Corporate Obligations	63.6
Foreign Corporate Obligations	29.2
Preferred Stocks	4.0
Foreign Convertible Obligations	1.5
Investment Companies	1.3
Foreign Common Stocks	0.4

Excludes foreign exchange holdings.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Paratus Energy Services Ltd., 9.500%, Due 6/27/2029	1.8
GEO Group, Inc., 10.250%, Due 4/15/2031	1.8
Samhallsbyggnadsbolaget I Norden Holding AB, 2.250%, Due 7/12/2027	1.8
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.250%, Due 4/15/2030	1.6
TreeHouse Foods, Inc., 4.000%, Due 9/1/2028	1.6
Tidewater, Inc., 9.125%, Due 7/15/2030	1.5
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031	1.5
Viridien, 10.000%, Due 10/15/2030	1.5
Minerva Luxembourg SA, 8.875%, Due 9/13/2033	1.4
FirstCash, Inc., 6.875%, Due 3/1/2032	1.4

Excludes cash equivalents.

Top Ten Industry Allocations - % Investments

Oil & Gas
17.2
Health Care - Services
8.6
Real Estate
6.3
Food
5.8
Computers
5.7
Diversified Financial Services
5.6
Entertainment
5.5
Commercial Services
5.3
Health Care - Products
4.6
Mortgage Real Estate Investment Trusts (REITs)
3.9
0%
5%
10%
15%
20%

Value	Value
Mortgage Real Estate Investment Trusts (REITs)	3.9
Health Care - Products	4.6
Commercial Services	5.3
Entertainment	5.5
Diversified Financial Services	5.6
Computers	5.7
Food	5.8
Real Estate	6.3
Health Care - Services	8.6
Oil & Gas	17.2

Top Ten Country Exposure - % Investments

United States
67.6
Sweden
5.3
Norway
4.7
United Kingdom
3.4
Canada
2.6
Mexico
2.2
Germany
2.1
China
2.0
France
1.8
Ireland
1.7
0%
10%
20%
30%
40%
50%
60%
70%

Value	Value
Ireland	1.7
France	1.8
China	2.0
Germany	2.1
Mexico	2.2
Canada	2.6
United Kingdom	3.4
Norway	4.7
Sweden	5.3
United States	67.6

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

SiM High Yield Opportunities Fund

Annual Shareholder Report - August 31, 2025

Class A: SHOAX

Distributed by:

Resolute Investment Distributors, Inc.

SIM_A 0825

American Beacon

SiM High Yield Opportunities Fund

Annual Shareholder Report - August 31, 2025 | Class C: SHOCX

This annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$186	1.81%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 5.50% (with sales charges) and 6.50% (without sales charges) for the twelve months ended August 31, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 3.14% and the ICE BofA U.S. High Yield Index return of 8.14%.

  Despite elevated geopolitical tensions and increased inflation risks the broader high yield market delivered strong returns supported by resilient balance sheets and stable margins.

  The Fund’s high-conviction strategy faced near-term pressure amid rising global slowdown concerns and tariff uncertainty.

  The Fund’s positioning within issuers and ratings detracted from performance during the last twelve months.

Cumulative Performance from August 31, 2015  through August 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	Bloomberg US Aggregate Bond Index	ICE BofA US High Yield Index
08/2015	$10,000	$10,000	$10,000
09/2015	$9,806	$10,068	$9,741
10/2015	$9,954	$10,069	$10,006
11/2015	$9,825	$10,043	$9,781
12/2015	$9,485	$10,010	$9,529
01/2016	$9,324	$10,148	$9,378
02/2016	$9,399	$10,220	$9,422
03/2016	$9,803	$10,314	$9,839
04/2016	$10,130	$10,353	$10,232
05/2016	$10,221	$10,356	$10,306
06/2016	$10,276	$10,542	$10,417
07/2016	$10,408	$10,609	$10,680
08/2016	$10,608	$10,597	$10,918
09/2016	$10,639	$10,590	$10,989
10/2016	$10,683	$10,509	$11,023
11/2016	$10,713	$10,261	$10,980
12/2016	$10,906	$10,275	$11,196
01/2017	$11,030	$10,295	$11,346
02/2017	$11,150	$10,365	$11,523
03/2017	$11,153	$10,359	$11,499
04/2017	$11,255	$10,439	$11,629
05/2017	$11,276	$10,519	$11,733
06/2017	$11,251	$10,509	$11,745
07/2017	$11,353	$10,554	$11,881
08/2017	$11,280	$10,649	$11,878
09/2017	$11,441	$10,598	$11,985
10/2017	$11,495	$10,604	$12,031
11/2017	$11,542	$10,591	$11,999
12/2017	$11,580	$10,639	$12,034
01/2018	$11,684	$10,517	$12,111
02/2018	$11,547	$10,417	$11,998
03/2018	$11,525	$10,484	$11,924
04/2018	$11,620	$10,406	$12,003
05/2018	$11,603	$10,480	$12,001
06/2018	$11,665	$10,467	$12,043
07/2018	$11,740	$10,470	$12,177
08/2018	$11,740	$10,537	$12,265
09/2018	$11,826	$10,469	$12,337
10/2018	$11,742	$10,386	$12,135
11/2018	$11,556	$10,448	$12,025
12/2018	$11,334	$10,640	$11,761
01/2019	$11,751	$10,753	$12,301
02/2019	$11,887	$10,747	$12,509
03/2019	$12,019	$10,954	$12,631
04/2019	$12,223	$10,956	$12,808
05/2019	$12,049	$11,151	$12,645
06/2019	$12,281	$11,291	$12,955
07/2019	$12,299	$11,316	$13,022
08/2019	$12,274	$11,609	$13,073
09/2019	$12,351	$11,547	$13,114
10/2019	$12,391	$11,582	$13,144
11/2019	$12,350	$11,576	$13,180
12/2019	$12,601	$11,568	$13,456
01/2020	$12,535	$11,791	$13,456
02/2020	$12,253	$12,003	$13,248
03/2020	$10,131	$11,932	$11,690
04/2020	$10,645	$12,144	$12,134
05/2020	$11,435	$12,201	$12,689
06/2020	$11,668	$12,278	$12,813
07/2020	$12,110	$12,461	$13,425
08/2020	$12,423	$12,360	$13,557
09/2020	$12,381	$12,354	$13,416
10/2020	$12,388	$12,298	$13,479
11/2020	$12,971	$12,419	$14,018
12/2020	$13,281	$12,436	$14,286
01/2021	$13,494	$12,347	$14,338
02/2021	$13,643	$12,169	$14,390
03/2021	$13,770	$12,017	$14,415
04/2021	$13,882	$12,112	$14,573
05/2021	$14,042	$12,151	$14,615
06/2021	$14,235	$12,237	$14,815
07/2021	$14,184	$12,374	$14,867
08/2021	$14,278	$12,350	$14,949
09/2021	$14,357	$12,243	$14,953
10/2021	$14,267	$12,240	$14,925
11/2021	$14,111	$12,276	$14,774
12/2021	$14,297	$12,245	$15,052
01/2022	$14,009	$11,981	$14,638
02/2022	$13,889	$11,847	$14,507
03/2022	$13,812	$11,518	$14,372
04/2022	$13,390	$11,081	$13,847
05/2022	$13,486	$11,152	$13,884
06/2022	$12,762	$10,977	$12,939
07/2022	$13,397	$11,246	$13,716
08/2022	$13,169	$10,928	$13,390
09/2022	$12,665	$10,456	$12,852
10/2022	$13,010	$10,320	$13,217
11/2022	$13,234	$10,700	$13,465
12/2022	$13,170	$10,651	$13,363
01/2023	$13,615	$10,979	$13,886
02/2023	$13,507	$10,695	$13,706
03/2023	$13,601	$10,967	$13,860
04/2023	$13,700	$11,033	$13,989
05/2023	$13,634	$10,913	$13,861
06/2023	$13,690	$10,874	$14,087
07/2023	$13,853	$10,867	$14,288
08/2023	$13,866	$10,797	$14,328
09/2023	$13,790	$10,523	$14,159
10/2023	$13,602	$10,357	$13,986
11/2023	$14,139	$10,826	$14,623
12/2023	$14,662	$11,240	$15,162
01/2024	$14,846	$11,210	$15,165
02/2024	$14,905	$11,051	$15,209
03/2024	$15,077	$11,153	$15,391
04/2024	$14,968	$10,871	$15,237
05/2024	$15,155	$11,056	$15,410
06/2024	$15,265	$11,160	$15,558
07/2024	$15,542	$11,421	$15,864
08/2024	$15,806	$11,585	$16,115
09/2024	$16,025	$11,740	$16,379
10/2024	$15,930	$11,449	$16,289
11/2024	$16,020	$11,570	$16,473
12/2024	$15,947	$11,381	$16,405
01/2025	$16,156	$11,441	$16,632
02/2025	$16,257	$11,693	$16,740
03/2025	$16,118	$11,697	$16,560
04/2025	$15,969	$11,743	$16,560
05/2025	$16,130	$11,659	$16,838
06/2025	$16,363	$11,839	$17,151
07/2025	$16,496	$11,807	$17,220
08/2025	$16,834	$11,949	$17,427

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	6.50%	6.27%	5.35%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	5.50%	6.27%	5.35%
Bloomberg US Aggregate Bond Index	3.14%	(0.68)%	1.80%
ICE BofA US High Yield Index	8.14%	5.15%	5.71%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The Bloomberg US Aggregate Bond Index is replacing the ICE BofA US High Yield Index as broad-based securities market index to comply with a new regulatory requirement. The ICE BofA US High Yield Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$1,953,623,612
# of Portfolio Holdings	118
Portfolio Turnover Rate	41%
Total Management Fees Paid	$11,121,627

Asset Allocation - % Investments

Value	Value
Corporate Obligations	63.6
Foreign Corporate Obligations	29.2
Preferred Stocks	4.0
Foreign Convertible Obligations	1.5
Investment Companies	1.3
Foreign Common Stocks	0.4

Excludes foreign exchange holdings.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Paratus Energy Services Ltd., 9.500%, Due 6/27/2029	1.8
GEO Group, Inc., 10.250%, Due 4/15/2031	1.8
Samhallsbyggnadsbolaget I Norden Holding AB, 2.250%, Due 7/12/2027	1.8
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.250%, Due 4/15/2030	1.6
TreeHouse Foods, Inc., 4.000%, Due 9/1/2028	1.6
Tidewater, Inc., 9.125%, Due 7/15/2030	1.5
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031	1.5
Viridien, 10.000%, Due 10/15/2030	1.5
Minerva Luxembourg SA, 8.875%, Due 9/13/2033	1.4
FirstCash, Inc., 6.875%, Due 3/1/2032	1.4

Excludes cash equivalents.

Top Ten Industry Allocations - % Investments

Value	Value
Mortgage Real Estate Investment Trusts (REITs)	3.9
Health Care - Products	4.6
Commercial Services	5.3
Entertainment	5.5
Diversified Financial Services	5.6
Computers	5.7
Food	5.8
Real Estate	6.3
Health Care - Services	8.6
Oil & Gas	17.2

Top Ten Country Exposure - % Investments

Value	Value
Ireland	1.7
France	1.8
China	2.0
Germany	2.1
Mexico	2.2
Canada	2.6
United Kingdom	3.4
Norway	4.7
Sweden	5.3
United States	67.6

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

SiM High Yield Opportunities Fund

Annual Shareholder Report - August 31, 2025

Class C: SHOCX

Distributed by:

Resolute Investment Distributors, Inc.

SIM_C 0825

American Beacon

SiM High Yield Opportunities Fund

Annual Shareholder Report - August 31, 2025 | Investor Class: SHYPX

This annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$114	1.10%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 7.27% for the twelve months ended August 31, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 3.14% and the ICE BofA U.S. High Yield Index return of 8.14%.

  Despite elevated geopolitical tensions and increased inflation risks the broader high yield market delivered strong returns supported by resilient balance sheets and stable margins.

  The Fund’s high-conviction strategy faced near-term pressure amid rising global slowdown concerns and tariff uncertainty.

  The Fund’s positioning within issuers and ratings detracted from performance during the last twelve months.

Cumulative Performance from August 31, 2015  through August 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	Bloomberg US Aggregate Bond Index	ICE BofA US High Yield Index
08/2015	$10,000	$10,000	$10,000
09/2015	$9,810	$10,068	$9,741
10/2015	$9,966	$10,069	$10,006
11/2015	$9,841	$10,043	$9,781
12/2015	$9,504	$10,010	$9,529
01/2016	$9,359	$10,148	$9,378
02/2016	$9,430	$10,220	$9,422
03/2016	$9,845	$10,314	$9,839
04/2016	$10,182	$10,353	$10,232
05/2016	$10,281	$10,356	$10,306
06/2016	$10,333	$10,542	$10,417
07/2016	$10,484	$10,609	$10,680
08/2016	$10,683	$10,597	$10,918
09/2016	$10,732	$10,590	$10,989
10/2016	$10,784	$10,509	$11,023
11/2016	$10,821	$10,261	$10,980
12/2016	$11,013	$10,275	$11,196
01/2017	$11,147	$10,295	$11,346
02/2017	$11,276	$10,365	$11,523
03/2017	$11,286	$10,359	$11,499
04/2017	$11,397	$10,439	$11,629
05/2017	$11,426	$10,519	$11,733
06/2017	$11,407	$10,509	$11,745
07/2017	$11,519	$10,554	$11,881
08/2017	$11,464	$10,649	$11,878
09/2017	$11,636	$10,598	$11,985
10/2017	$11,699	$10,604	$12,031
11/2017	$11,743	$10,591	$11,999
12/2017	$11,797	$10,639	$12,034
01/2018	$11,898	$10,517	$12,111
02/2018	$11,765	$10,417	$11,998
03/2018	$11,749	$10,484	$11,924
04/2018	$11,853	$10,406	$12,003
05/2018	$11,841	$10,480	$12,001
06/2018	$11,924	$10,467	$12,043
07/2018	$12,008	$10,470	$12,177
08/2018	$12,015	$10,537	$12,265
09/2018	$12,110	$10,469	$12,337
10/2018	$12,017	$10,386	$12,135
11/2018	$11,845	$10,448	$12,025
12/2018	$11,625	$10,640	$11,761
01/2019	$12,063	$10,753	$12,301
02/2019	$12,210	$10,747	$12,509
03/2019	$12,353	$10,954	$12,631
04/2019	$12,558	$10,956	$12,808
05/2019	$12,386	$11,151	$12,645
06/2019	$12,647	$11,291	$12,955
07/2019	$12,672	$11,316	$13,022
08/2019	$12,654	$11,609	$13,073
09/2019	$12,742	$11,547	$13,114
10/2019	$12,777	$11,582	$13,144
11/2019	$12,755	$11,576	$13,180
12/2019	$13,024	$11,568	$13,456
01/2020	$12,949	$11,791	$13,456
02/2020	$12,675	$12,003	$13,248
03/2020	$10,484	$11,932	$11,690
04/2020	$11,026	$12,144	$12,134
05/2020	$11,856	$12,201	$12,689
06/2020	$12,107	$12,278	$12,813
07/2020	$12,561	$12,461	$13,425
08/2020	$12,894	$12,360	$13,557
09/2020	$12,844	$12,354	$13,416
10/2020	$12,859	$12,298	$13,479
11/2020	$13,477	$12,419	$14,018
12/2020	$13,810	$12,436	$14,286
01/2021	$14,041	$12,347	$14,338
02/2021	$14,190	$12,169	$14,390
03/2021	$14,346	$12,017	$14,415
04/2021	$14,457	$12,112	$14,573
05/2021	$14,634	$12,151	$14,615
06/2021	$14,860	$12,237	$14,815
07/2021	$14,815	$12,374	$14,867
08/2021	$14,923	$12,350	$14,949
09/2021	$15,000	$12,243	$14,953
10/2021	$14,928	$12,240	$14,925
11/2021	$14,758	$12,276	$14,774
12/2021	$14,962	$12,245	$15,052
01/2022	$14,667	$11,981	$14,638
02/2022	$14,563	$11,847	$14,507
03/2022	$14,489	$11,518	$14,372
04/2022	$14,068	$11,081	$13,847
05/2022	$14,161	$11,152	$13,884
06/2022	$13,417	$10,977	$12,939
07/2022	$14,099	$11,246	$13,716
08/2022	$13,849	$10,928	$13,390
09/2022	$13,337	$10,456	$12,852
10/2022	$13,711	$10,320	$13,217
11/2022	$13,941	$10,700	$13,465
12/2022	$13,897	$10,651	$13,363
01/2023	$14,379	$10,979	$13,886
02/2023	$14,256	$10,695	$13,706
03/2023	$14,380	$10,967	$13,860
04/2023	$14,494	$11,033	$13,989
05/2023	$14,415	$10,913	$13,861
06/2023	$14,499	$10,874	$14,087
07/2023	$14,664	$10,867	$14,288
08/2023	$14,703	$10,797	$14,328
09/2023	$14,613	$10,523	$14,159
10/2023	$14,421	$10,357	$13,986
11/2023	$15,020	$10,826	$14,623
12/2023	$15,572	$11,240	$15,162
01/2024	$15,778	$11,210	$15,165
02/2024	$15,849	$11,051	$15,209
03/2024	$16,042	$11,153	$15,391
04/2024	$15,934	$10,871	$15,237
05/2024	$16,143	$11,056	$15,410
06/2024	$16,271	$11,160	$15,558
07/2024	$16,560	$11,421	$15,864
08/2024	$16,873	$11,585	$16,115
09/2024	$17,099	$11,740	$16,379
10/2024	$17,025	$11,449	$16,289
11/2024	$17,132	$11,570	$16,473
12/2024	$17,063	$11,381	$16,405
01/2025	$17,298	$11,441	$16,632
02/2025	$17,416	$11,693	$16,740
03/2025	$17,294	$11,697	$16,560
04/2025	$17,123	$11,743	$16,560
05/2025	$17,307	$11,659	$16,838
06/2025	$17,568	$11,839	$17,151
07/2025	$17,722	$11,807	$17,220
08/2025	$18,099	$11,949	$17,427

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	7.27%	7.02%	6.11%
Bloomberg US Aggregate Bond Index	3.14%	(0.68)%	1.80%
ICE BofA US High Yield Index	8.14%	5.15%	5.71%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The Bloomberg US Aggregate Bond Index is replacing the ICE BofA US High Yield Index as broad-based securities market index to comply with a new regulatory requirement. The ICE BofA US High Yield Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$1,953,623,612
# of Portfolio Holdings	118
Portfolio Turnover Rate	41%
Total Management Fees Paid	$11,121,627

Asset Allocation - % Investments

Value	Value
Corporate Obligations	63.6
Foreign Corporate Obligations	29.2
Preferred Stocks	4.0
Foreign Convertible Obligations	1.5
Investment Companies	1.3
Foreign Common Stocks	0.4

Excludes foreign exchange holdings.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Paratus Energy Services Ltd., 9.500%, Due 6/27/2029	1.8
GEO Group, Inc., 10.250%, Due 4/15/2031	1.8
Samhallsbyggnadsbolaget I Norden Holding AB, 2.250%, Due 7/12/2027	1.8
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.250%, Due 4/15/2030	1.6
TreeHouse Foods, Inc., 4.000%, Due 9/1/2028	1.6
Tidewater, Inc., 9.125%, Due 7/15/2030	1.5
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031	1.5
Viridien, 10.000%, Due 10/15/2030	1.5
Minerva Luxembourg SA, 8.875%, Due 9/13/2033	1.4
FirstCash, Inc., 6.875%, Due 3/1/2032	1.4

Excludes cash equivalents.

Top Ten Industry Allocations - % Investments

Value	Value
Mortgage Real Estate Investment Trusts (REITs)	3.9
Health Care - Products	4.6
Commercial Services	5.3
Entertainment	5.5
Diversified Financial Services	5.6
Computers	5.7
Food	5.8
Real Estate	6.3
Health Care - Services	8.6
Oil & Gas	17.2

Top Ten Country Exposure - % Investments

Value	Value
Ireland	1.7
France	1.8
China	2.0
Germany	2.1
Mexico	2.2
Canada	2.6
United Kingdom	3.4
Norway	4.7
Sweden	5.3
United States	67.6

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

SiM High Yield Opportunities Fund

Annual Shareholder Report - August 31, 2025

Investor Class: SHYPX

Distributed by:

Resolute Investment Distributors, Inc.

SIM_Investor 0825

American Beacon

SiM High Yield Opportunities Fund

Annual Shareholder Report - August 31, 2025 | Class R5: SHOIX

This annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$77	0.74%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 7.64% for the twelve months ended August 31, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 3.14% and the ICE BofA U.S. High Yield Index return of 8.14%.

  Despite elevated geopolitical tensions and increased inflation risks the broader high yield market delivered strong returns supported by resilient balance sheets and stable margins.

  The Fund’s high-conviction strategy faced near-term pressure amid rising global slowdown concerns and tariff uncertainty.

  The Fund’s positioning within issuers and ratings detracted from performance during the last twelve months.

Cumulative Performance from August 31, 2015  through August 31, 2025

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	Bloomberg US Aggregate Bond Index	ICE BofA US High Yield Index
08/2015	$250,000	$250,000	$250,000
09/2015	$245,355	$251,691	$243,515
10/2015	$249,310	$251,733	$250,153
11/2015	$246,278	$251,068	$244,537
12/2015	$237,941	$250,256	$238,231
01/2016	$234,404	$253,700	$234,462
02/2016	$236,231	$255,500	$235,552
03/2016	$246,663	$257,844	$245,965
04/2016	$255,151	$258,834	$255,792
05/2016	$257,684	$258,900	$257,639
06/2016	$259,047	$263,552	$260,430
07/2016	$262,893	$265,218	$267,008
08/2016	$268,205	$264,915	$272,957
09/2016	$269,217	$264,760	$274,721
10/2016	$270,587	$262,735	$275,582
11/2016	$271,598	$256,520	$274,495
12/2016	$276,750	$256,882	$279,893
01/2017	$280,178	$257,386	$283,652
02/2017	$283,167	$259,116	$288,078
03/2017	$283,787	$258,980	$287,473
04/2017	$286,637	$260,979	$290,731
05/2017	$287,142	$262,987	$293,326
06/2017	$287,050	$262,723	$293,636
07/2017	$289,653	$263,853	$297,023
08/2017	$288,354	$266,220	$296,947
09/2017	$292,738	$264,952	$299,614
10/2017	$294,407	$265,105	$300,770
11/2017	$295,573	$264,765	$299,964
12/2017	$297,019	$265,980	$300,839
01/2018	$299,939	$262,917	$302,767
02/2018	$296,664	$260,425	$299,945
03/2018	$296,338	$262,095	$298,093
04/2018	$299,040	$260,146	$300,076
05/2018	$298,811	$262,002	$300,031
06/2018	$300,662	$261,680	$301,065
07/2018	$302,866	$261,742	$304,431
08/2018	$303,145	$263,426	$306,636
09/2018	$305,613	$261,730	$308,416
10/2018	$303,681	$259,662	$303,365
11/2018	$299,435	$261,212	$300,613
12/2018	$293,642	$266,011	$294,025
01/2019	$304,761	$268,835	$307,529
02/2019	$308,543	$268,680	$312,720
03/2019	$312,234	$273,839	$315,786
04/2019	$317,807	$273,909	$320,204
05/2019	$313,556	$278,771	$316,134
06/2019	$319,887	$282,272	$323,885
07/2019	$320,682	$282,893	$325,543
08/2019	$320,260	$290,223	$326,814
09/2019	$322,900	$288,677	$327,851
10/2019	$323,898	$289,547	$328,611
11/2019	$323,079	$289,400	$329,509
12/2019	$329,976	$289,198	$336,398
01/2020	$328,512	$294,763	$336,412
02/2020	$321,342	$300,069	$331,197
03/2020	$266,410	$298,303	$292,251
04/2020	$279,855	$303,606	$303,358
05/2020	$300,945	$305,019	$317,235
06/2020	$307,375	$306,940	$320,326
07/2020	$319,332	$311,525	$335,630
08/2020	$327,888	$309,011	$338,934
09/2020	$326,713	$308,841	$335,401
10/2020	$327,181	$307,462	$336,963
11/2020	$342,927	$310,479	$350,458
12/2020	$351,469	$310,907	$357,141
01/2021	$357,436	$308,678	$358,452
02/2021	$361,679	$304,220	$359,758
03/2021	$365,381	$300,422	$360,370
04/2021	$368,703	$302,795	$364,322
05/2021	$373,297	$303,784	$365,373
06/2021	$378,767	$305,919	$370,367
07/2021	$377,753	$309,339	$371,675
08/2021	$380,604	$308,750	$373,713
09/2021	$383,048	$306,077	$373,837
10/2021	$381,365	$305,993	$373,117
11/2021	$377,135	$306,898	$369,349
12/2021	$382,450	$306,113	$376,297
01/2022	$375,074	$299,518	$365,952
02/2022	$372,534	$296,176	$362,666
03/2022	$370,381	$287,948	$359,312
04/2022	$359,750	$277,021	$346,184
05/2022	$362,242	$278,807	$347,106
06/2022	$343,414	$274,433	$323,482
07/2022	$360,894	$281,139	$342,904
08/2022	$354,652	$273,195	$334,751
09/2022	$341,300	$261,391	$321,289
10/2022	$351,367	$258,005	$330,434
11/2022	$357,340	$267,494	$336,619
12/2022	$355,908	$266,287	$334,069
01/2023	$368,736	$274,479	$347,145
02/2023	$365,707	$267,382	$342,654
03/2023	$368,573	$274,174	$346,511
04/2023	$371,597	$275,836	$349,731
05/2023	$370,125	$272,833	$346,532
06/2023	$372,400	$271,860	$352,174
07/2023	$376,737	$271,670	$357,188
08/2023	$377,431	$269,935	$358,209
09/2023	$375,671	$263,075	$353,978
10/2023	$370,868	$258,924	$349,659
11/2023	$386,332	$270,649	$365,564
12/2023	$400,593	$281,010	$379,045
01/2024	$405,991	$280,238	$379,114
02/2024	$407,926	$276,279	$380,236
03/2024	$413,028	$278,830	$384,767
04/2024	$410,380	$271,787	$380,918
05/2024	$415,884	$276,395	$385,242
06/2024	$419,293	$279,011	$388,960
07/2024	$426,829	$285,528	$396,592
08/2024	$435,003	$289,631	$402,882
09/2024	$441,400	$293,509	$409,486
10/2024	$439,158	$286,230	$407,231
11/2024	$441,554	$289,257	$411,822
12/2024	$440,393	$284,523	$410,130
01/2025	$446,601	$286,032	$415,793
02/2025	$449,759	$292,325	$418,496
03/2025	$446,281	$292,435	$414,003
04/2025	$442,522	$293,585	$414,012
05/2025	$447,407	$291,483	$420,955
06/2025	$454,261	$295,965	$428,787
07/2025	$458,376	$295,184	$430,508
08/2025	$468,242	$298,714	$435,673

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	7.64%	7.39%	6.48%
Bloomberg US Aggregate Bond Index	3.14%	(0.68)%	1.80%
ICE BofA US High Yield Index	8.14%	5.15%	5.71%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The Bloomberg US Aggregate Bond Index is replacing the ICE BofA US High Yield Index as broad-based securities market index to comply with a new regulatory requirement. The ICE BofA US High Yield Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$1,953,623,612
# of Portfolio Holdings	118
Portfolio Turnover Rate	41%
Total Management Fees Paid	$11,121,627

Asset Allocation - % Investments

Value	Value
Corporate Obligations	63.6
Foreign Corporate Obligations	29.2
Preferred Stocks	4.0
Foreign Convertible Obligations	1.5
Investment Companies	1.3
Foreign Common Stocks	0.4

Excludes foreign exchange holdings.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Paratus Energy Services Ltd., 9.500%, Due 6/27/2029	1.8
GEO Group, Inc., 10.250%, Due 4/15/2031	1.8
Samhallsbyggnadsbolaget I Norden Holding AB, 2.250%, Due 7/12/2027	1.8
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.250%, Due 4/15/2030	1.6
TreeHouse Foods, Inc., 4.000%, Due 9/1/2028	1.6
Tidewater, Inc., 9.125%, Due 7/15/2030	1.5
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031	1.5
Viridien, 10.000%, Due 10/15/2030	1.5
Minerva Luxembourg SA, 8.875%, Due 9/13/2033	1.4
FirstCash, Inc., 6.875%, Due 3/1/2032	1.4

Excludes cash equivalents.

Top Ten Industry Allocations - % Investments

Value	Value
Mortgage Real Estate Investment Trusts (REITs)	3.9
Health Care - Products	4.6
Commercial Services	5.3
Entertainment	5.5
Diversified Financial Services	5.6
Computers	5.7
Food	5.8
Real Estate	6.3
Health Care - Services	8.6
Oil & Gas	17.2

Top Ten Country Exposure - % Investments

Value	Value
Ireland	1.7
France	1.8
China	2.0
Germany	2.1
Mexico	2.2
Canada	2.6
United Kingdom	3.4
Norway	4.7
Sweden	5.3
United States	67.6

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

SiM High Yield Opportunities Fund

Annual Shareholder Report - August 31, 2025

Class R5: SHOIX

Distributed by:

Resolute Investment Distributors, Inc.

SIM_R5 0825

American Beacon

SiM High Yield Opportunities Fund

Annual Shareholder Report - August 31, 2025 | Class Y: SHOYX

This annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$78	0.75%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 7.63% for the twelve months ended August 31, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 3.14% and the ICE BofA U.S. High Yield Index return of 8.14%.

  Despite elevated geopolitical tensions and increased inflation risks the broader high yield market delivered strong returns supported by resilient balance sheets and stable margins.

  The Fund’s high-conviction strategy faced near-term pressure amid rising global slowdown concerns and tariff uncertainty.

  The Fund’s positioning within issuers and ratings detracted from performance during the last twelve months.

Cumulative Performance from August 31, 2015  through August 31, 2025

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	Bloomberg US Aggregate Bond Index	ICE BofA US High Yield Index
08/2015	$100,000	$100,000	$100,000
09/2015	$98,132	$100,676	$97,406
10/2015	$99,710	$100,693	$100,061
11/2015	$98,490	$100,427	$97,815
12/2015	$95,145	$100,103	$95,292
01/2016	$93,719	$101,480	$93,785
02/2016	$94,444	$102,200	$94,221
03/2016	$98,613	$103,138	$98,386
04/2016	$102,003	$103,534	$102,317
05/2016	$103,012	$103,560	$103,056
06/2016	$103,663	$105,421	$104,172
07/2016	$105,087	$106,087	$106,803
08/2016	$107,210	$105,966	$109,183
09/2016	$107,608	$105,904	$109,888
10/2016	$108,154	$105,094	$110,233
11/2016	$108,554	$102,608	$109,798
12/2016	$110,612	$102,753	$111,957
01/2017	$111,980	$102,954	$113,461
02/2017	$113,288	$103,646	$115,231
03/2017	$113,416	$103,592	$114,989
04/2017	$114,551	$104,391	$116,292
05/2017	$114,868	$105,195	$117,331
06/2017	$114,708	$105,089	$117,454
07/2017	$115,742	$105,541	$118,809
08/2017	$115,210	$106,488	$118,779
09/2017	$116,962	$105,981	$119,846
10/2017	$117,627	$106,042	$120,308
11/2017	$118,211	$105,906	$119,986
12/2017	$118,665	$106,392	$120,336
01/2018	$119,833	$105,167	$121,107
02/2018	$118,521	$104,170	$119,978
03/2018	$118,385	$104,838	$119,237
04/2018	$119,460	$104,058	$120,031
05/2018	$119,361	$104,801	$120,012
06/2018	$120,095	$104,672	$120,426
07/2018	$120,969	$104,697	$121,772
08/2018	$121,070	$105,371	$122,654
09/2018	$122,051	$104,692	$123,366
10/2018	$121,275	$103,865	$121,346
11/2018	$119,572	$104,485	$120,245
12/2018	$117,241	$106,404	$117,610
01/2019	$121,679	$107,534	$123,012
02/2019	$123,189	$107,472	$125,088
03/2019	$124,660	$109,536	$126,314
04/2019	$126,885	$109,564	$128,082
05/2019	$125,177	$111,508	$126,453
06/2019	$127,700	$112,909	$129,554
07/2019	$127,979	$113,157	$130,217
08/2019	$127,826	$116,089	$130,726
09/2019	$128,877	$115,471	$131,140
10/2019	$129,273	$115,819	$131,444
11/2019	$128,942	$115,760	$131,804
12/2019	$131,689	$115,679	$134,559
01/2020	$131,102	$117,905	$134,565
02/2020	$128,371	$120,027	$132,479
03/2020	$106,279	$119,321	$116,901
04/2020	$111,637	$121,442	$121,343
05/2020	$120,053	$122,008	$126,894
06/2020	$122,759	$122,776	$128,130
07/2020	$127,383	$124,610	$134,252
08/2020	$130,792	$123,604	$135,573
09/2020	$130,460	$123,536	$134,161
10/2020	$130,639	$122,985	$134,785
11/2020	$136,771	$124,192	$140,183
12/2020	$140,173	$124,363	$142,856
01/2021	$142,554	$123,471	$143,381
02/2021	$144,250	$121,688	$143,903
03/2021	$145,727	$120,169	$144,148
04/2021	$147,049	$121,118	$145,729
05/2021	$148,882	$121,514	$146,149
06/2021	$151,066	$122,367	$148,147
07/2021	$150,660	$123,736	$148,670
08/2021	$151,798	$123,500	$149,485
09/2021	$152,772	$122,431	$149,535
10/2021	$152,100	$122,397	$149,247
11/2021	$150,411	$122,759	$147,740
12/2021	$152,531	$122,445	$150,519
01/2022	$149,584	$119,807	$146,381
02/2022	$148,569	$118,470	$145,066
03/2022	$147,720	$115,179	$143,725
04/2022	$143,475	$110,808	$138,474
05/2022	$144,629	$111,523	$138,843
06/2022	$136,951	$109,773	$129,393
07/2022	$143,928	$112,455	$137,162
08/2022	$141,597	$109,278	$133,900
09/2022	$136,265	$104,556	$128,516
10/2022	$140,121	$103,202	$132,174
11/2022	$142,670	$106,997	$134,648
12/2022	$142,098	$106,515	$133,628
01/2023	$147,051	$109,792	$138,858
02/2023	$145,841	$106,953	$137,062
03/2023	$147,150	$109,670	$138,604
04/2023	$148,356	$110,334	$139,892
05/2023	$147,599	$109,133	$138,613
06/2023	$148,506	$108,744	$140,869
07/2023	$150,409	$108,668	$142,875
08/2023	$150,685	$107,974	$143,283
09/2023	$149,981	$105,230	$141,591
10/2023	$148,062	$103,569	$139,864
11/2023	$154,063	$108,260	$146,226
12/2023	$159,932	$112,404	$151,618
01/2024	$162,086	$112,095	$151,646
02/2024	$162,862	$110,511	$152,095
03/2024	$164,720	$111,532	$153,907
04/2024	$163,662	$108,715	$152,367
05/2024	$166,040	$110,558	$154,097
06/2024	$167,401	$111,604	$155,584
07/2024	$170,410	$114,211	$158,637
08/2024	$173,675	$115,852	$161,153
09/2024	$176,043	$117,404	$163,794
10/2024	$175,335	$114,492	$162,893
11/2024	$176,291	$115,703	$164,729
12/2024	$175,825	$113,809	$164,052
01/2025	$178,302	$114,413	$166,317
02/2025	$179,561	$116,930	$167,398
03/2025	$178,170	$116,974	$165,601
04/2025	$176,668	$117,434	$165,605
05/2025	$178,617	$116,593	$168,382
06/2025	$181,351	$118,386	$171,515
07/2025	$182,992	$118,074	$172,203
08/2025	$186,929	$119,486	$174,269

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	7.63%	7.40%	6.46%
Bloomberg US Aggregate Bond Index	3.14%	(0.68)%	1.80%
ICE BofA US High Yield Index	8.14%	5.15%	5.71%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The Bloomberg US Aggregate Bond Index is replacing the ICE BofA US High Yield Index as broad-based securities market index to comply with a new regulatory requirement. The ICE BofA US High Yield Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$1,953,623,612
# of Portfolio Holdings	118
Portfolio Turnover Rate	41%
Total Management Fees Paid	$11,121,627

Asset Allocation - % Investments

Value	Value
Corporate Obligations	63.6
Foreign Corporate Obligations	29.2
Preferred Stocks	4.0
Foreign Convertible Obligations	1.5
Investment Companies	1.3
Foreign Common Stocks	0.4

Excludes foreign exchange holdings.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Paratus Energy Services Ltd., 9.500%, Due 6/27/2029	1.8
GEO Group, Inc., 10.250%, Due 4/15/2031	1.8
Samhallsbyggnadsbolaget I Norden Holding AB, 2.250%, Due 7/12/2027	1.8
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.250%, Due 4/15/2030	1.6
TreeHouse Foods, Inc., 4.000%, Due 9/1/2028	1.6
Tidewater, Inc., 9.125%, Due 7/15/2030	1.5
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031	1.5
Viridien, 10.000%, Due 10/15/2030	1.5
Minerva Luxembourg SA, 8.875%, Due 9/13/2033	1.4
FirstCash, Inc., 6.875%, Due 3/1/2032	1.4

Excludes cash equivalents.

Top Ten Industry Allocations - % Investments

Value	Value
Mortgage Real Estate Investment Trusts (REITs)	3.9
Health Care - Products	4.6
Commercial Services	5.3
Entertainment	5.5
Diversified Financial Services	5.6
Computers	5.7
Food	5.8
Real Estate	6.3
Health Care - Services	8.6
Oil & Gas	17.2

Top Ten Country Exposure - % Investments

Value	Value
Ireland	1.7
France	1.8
China	2.0
Germany	2.1
Mexico	2.2
Canada	2.6
United Kingdom	3.4
Norway	4.7
Sweden	5.3
United States	67.6

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

SiM High Yield Opportunities Fund

Annual Shareholder Report - August 31, 2025

Class Y: SHOYX

Distributed by:

Resolute Investment Distributors, Inc.

SIM_Y 0825

American Beacon

The London Company Income Equity Fund

Annual Shareholder Report - August 31, 2025 | Class A: ABCAX

This annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.08%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 6.38% (with sales charges) and 12.88% (without sales charges) for the twelve months ended August 31, 2025, compared to the S&P 500 Index return of 15.88% and the Russell 1000 Value Index return of 9.33%.

  Broad market performance during the period, while volatile at times, was primarily driven by momentum and growth factors while quality factors were mixed.

  The Fund’s focus on quality companies generating high dividend income started to benefit from a broadening in market leadership beginning in 2025.

  The Fund's performance was positive in all sectors where it invested, except for Real Estate. The Fund's holdings in the Information Technology and Financials sectors also contributed meaningfully.

Cumulative Performance from August 31, 2015  through August 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	S&P 500® Index TR	Russell 1000® Value Index
08/2015	$9,423	$10,000	$10,000
09/2015	$9,285	$9,753	$9,698
10/2015	$10,019	$10,575	$10,430
11/2015	$9,982	$10,607	$10,470
12/2015	$9,724	$10,439	$10,245
01/2016	$9,448	$9,921	$9,715
02/2016	$9,460	$9,908	$9,713
03/2016	$9,952	$10,580	$10,412
04/2016	$9,928	$10,621	$10,631
05/2016	$10,109	$10,812	$10,796
06/2016	$10,402	$10,840	$10,890
07/2016	$10,626	$11,240	$11,206
08/2016	$10,567	$11,255	$11,292
09/2016	$10,396	$11,257	$11,269
10/2016	$10,135	$11,052	$11,094
11/2016	$10,537	$11,461	$11,728
12/2016	$10,755	$11,688	$12,021
01/2017	$10,929	$11,910	$12,107
02/2017	$11,306	$12,383	$12,542
03/2017	$11,247	$12,397	$12,414
04/2017	$11,290	$12,524	$12,391
05/2017	$11,403	$12,701	$12,379
06/2017	$11,413	$12,780	$12,581
07/2017	$11,408	$13,043	$12,748
08/2017	$11,438	$13,083	$12,600
09/2017	$11,641	$13,352	$12,973
10/2017	$11,656	$13,664	$13,067
11/2017	$11,979	$14,083	$13,467
12/2017	$12,267	$14,240	$13,664
01/2018	$12,781	$15,055	$14,192
02/2018	$12,233	$14,500	$13,514
03/2018	$11,911	$14,132	$13,277
04/2018	$11,837	$14,186	$13,320
05/2018	$12,125	$14,527	$13,399
06/2018	$12,038	$14,617	$13,433
07/2018	$12,700	$15,161	$13,964
08/2018	$13,086	$15,655	$14,171
09/2018	$13,210	$15,744	$14,199
10/2018	$12,594	$14,668	$13,464
11/2018	$12,951	$14,967	$13,866
12/2018	$11,820	$13,499	$12,534
01/2019	$12,538	$14,706	$13,510
02/2019	$13,127	$15,179	$13,941
03/2019	$13,393	$15,474	$14,030
04/2019	$13,843	$16,100	$14,528
05/2019	$12,997	$15,077	$13,594
06/2019	$13,719	$16,139	$14,569
07/2019	$13,833	$16,371	$14,690
08/2019	$13,666	$16,112	$14,258
09/2019	$13,978	$16,414	$14,767
10/2019	$14,217	$16,769	$14,973
11/2019	$14,628	$17,378	$15,436
12/2019	$15,103	$17,902	$15,861
01/2020	$14,852	$17,895	$15,520
02/2020	$13,382	$16,422	$14,017
03/2020	$11,927	$14,394	$11,621
04/2020	$13,088	$16,239	$12,928
05/2020	$13,710	$17,012	$13,371
06/2020	$13,828	$17,351	$13,282
07/2020	$14,644	$18,329	$13,807
08/2020	$15,503	$19,647	$14,378
09/2020	$15,185	$18,900	$14,025
10/2020	$14,529	$18,397	$13,840
11/2020	$15,925	$20,411	$15,702
12/2020	$16,361	$21,196	$16,304
01/2021	$16,136	$20,982	$16,155
02/2021	$16,326	$21,561	$17,131
03/2021	$17,490	$22,505	$18,139
04/2021	$18,141	$23,706	$18,865
05/2021	$18,634	$23,872	$19,305
06/2021	$18,702	$24,429	$19,084
07/2021	$18,896	$25,009	$19,236
08/2021	$19,230	$25,770	$19,618
09/2021	$18,241	$24,571	$18,935
10/2021	$19,526	$26,292	$19,897
11/2021	$19,267	$26,110	$19,195
12/2021	$20,554	$27,280	$20,406
01/2022	$19,790	$25,869	$19,931
02/2022	$19,015	$25,094	$19,700
03/2022	$20,032	$26,026	$20,256
04/2022	$18,849	$23,756	$19,113
05/2022	$18,938	$23,800	$19,485
06/2022	$17,573	$21,836	$17,782
07/2022	$18,627	$23,849	$18,962
08/2022	$17,983	$22,876	$18,397
09/2022	$16,431	$20,769	$16,784
10/2022	$17,621	$22,451	$18,504
11/2022	$18,785	$23,706	$19,661
12/2022	$18,054	$22,340	$18,868
01/2023	$18,736	$23,743	$19,846
02/2023	$17,939	$23,164	$19,146
03/2023	$18,292	$24,015	$19,058
04/2023	$18,465	$24,389	$19,345
05/2023	$17,691	$24,495	$18,599
06/2023	$18,651	$26,114	$19,835
07/2023	$19,087	$26,953	$20,532
08/2023	$18,503	$26,524	$19,978
09/2023	$17,563	$25,259	$19,207
10/2023	$17,157	$24,728	$18,529
11/2023	$18,355	$26,986	$19,927
12/2023	$18,977	$28,212	$21,031
01/2024	$18,986	$28,686	$21,053
02/2024	$19,531	$30,218	$21,829
03/2024	$20,058	$31,190	$22,921
04/2024	$19,209	$29,916	$21,942
05/2024	$19,822	$31,400	$22,637
06/2024	$19,694	$32,527	$22,424
07/2024	$20,565	$32,922	$23,571
08/2024	$21,463	$33,721	$24,203
09/2024	$21,729	$34,441	$24,539
10/2024	$21,743	$34,129	$24,269
11/2024	$22,654	$36,132	$25,819
12/2024	$21,180	$35,271	$24,053
01/2025	$21,900	$36,253	$25,166
02/2025	$22,505	$35,780	$25,268
03/2025	$22,050	$33,764	$24,567
04/2025	$21,683	$33,535	$23,818
05/2025	$22,513	$35,646	$24,654
06/2025	$23,100	$37,459	$25,497
07/2025	$23,430	$38,299	$25,643
08/2025	$24,227	$39,076	$26,461

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	12.88%	9.34%	9.90%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	6.38%	8.06%	9.25%
S&P 500® Index TR	15.88%	14.74%	14.60%
Russell 1000® Value Index	9.33%	12.97%	10.22%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the Russell 1000 Value Index as broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$1,166,898,645
# of Portfolio Holdings	31
Portfolio Turnover Rate	10%
Total Management Fees Paid	$8,009,781

Asset Allocation - % Investments

Value	Value
Common Stocks	87.1
Foreign Common Stocks	9.4
Investment Companies	2.9
Securities Lending Collateral	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Norfolk Southern Corp.	4.9
Apple, Inc.	4.8
Blackrock, Inc.	4.6
Philip Morris International, Inc.	4.5
Nintendo Co. Ltd., ADR	4.5
Corning, Inc.	4.5
Air Products & Chemicals, Inc.	4.1
Charles Schwab Corp.	3.9
Texas Instruments, Inc.	3.9
Progressive Corp.	3.8

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	1.7
Health Care	3.4
Energy	3.6
Utilities	3.9
Materials	4.2
Communication Services	4.6
Consumer Discretionary	6.1
Consumer Staples	10.7
Industrials	14.1
Financials	23.5
Information Technology	24.2

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

The London Company Income Equity Fund

Annual Shareholder Report - August 31, 2025

Class A: ABCAX

Distributed by:

Resolute Investment Distributors, Inc.

TLC_A 0825

American Beacon

The London Company Income Equity Fund

Annual Shareholder Report - August 31, 2025 | Class C: ABECX

This annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$196	1.85%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 11.00% (with sales charges) and 12.00% (without sales charges) for the twelve months ended August 31, 2025, compared to the S&P 500 Index return of 15.88% and the Russell 1000 Value Index return of 9.33%.

  Broad market performance during the period, while volatile at times, was primarily driven by momentum and growth factors while quality factors were mixed.

  The Fund’s focus on quality companies generating high dividend income started to benefit from a broadening in market leadership beginning in 2025.

  The Fund's performance was positive in all sectors where it invested, except for Real Estate. The Fund's holdings in the Information Technology and Financials sectors also contributed meaningfully.

Cumulative Performance from August 31, 2015  through August 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	S&P 500® Index TR	Russell 1000® Value Index
08/2015	$10,000	$10,000	$10,000
09/2015	$9,845	$9,753	$9,698
10/2015	$10,615	$10,575	$10,430
11/2015	$10,577	$10,607	$10,470
12/2015	$10,289	$10,439	$10,245
01/2016	$9,988	$9,921	$9,715
02/2016	$9,996	$9,908	$9,713
03/2016	$10,513	$10,580	$10,412
04/2016	$10,482	$10,621	$10,631
05/2016	$10,668	$10,812	$10,796
06/2016	$10,972	$10,840	$10,890
07/2016	$11,195	$11,240	$11,206
08/2016	$11,129	$11,255	$11,292
09/2016	$10,940	$11,257	$11,269
10/2016	$10,658	$11,052	$11,094
11/2016	$11,076	$11,461	$11,728
12/2016	$11,300	$11,688	$12,021
01/2017	$11,476	$11,910	$12,107
02/2017	$11,867	$12,383	$12,542
03/2017	$11,798	$12,397	$12,414
04/2017	$11,828	$12,524	$12,391
05/2017	$11,948	$12,701	$12,379
06/2017	$11,951	$12,780	$12,581
07/2017	$11,930	$13,043	$12,748
08/2017	$11,954	$13,083	$12,600
09/2017	$12,160	$13,352	$12,973
10/2017	$12,168	$13,664	$13,067
11/2017	$12,493	$14,083	$13,467
12/2017	$12,788	$14,240	$13,664
01/2018	$13,309	$15,055	$14,192
02/2018	$12,734	$14,500	$13,514
03/2018	$12,397	$14,132	$13,277
04/2018	$12,311	$14,186	$13,320
05/2018	$12,600	$14,527	$13,399
06/2018	$12,508	$14,617	$13,433
07/2018	$13,176	$15,161	$13,964
08/2018	$13,572	$15,655	$14,171
09/2018	$13,693	$15,744	$14,199
10/2018	$13,049	$14,668	$13,464
11/2018	$13,408	$14,967	$13,866
12/2018	$12,229	$13,499	$12,534
01/2019	$12,961	$14,706	$13,510
02/2019	$13,558	$15,179	$13,941
03/2019	$13,828	$15,474	$14,030
04/2019	$14,287	$16,100	$14,528
05/2019	$13,406	$15,077	$13,594
06/2019	$14,139	$16,139	$14,569
07/2019	$14,249	$16,371	$14,690
08/2019	$14,066	$16,112	$14,258
09/2019	$14,380	$16,414	$14,767
10/2019	$14,611	$16,769	$14,973
11/2019	$15,027	$17,378	$15,436
12/2019	$15,508	$17,902	$15,861
01/2020	$15,231	$17,895	$15,520
02/2020	$13,727	$16,422	$14,017
03/2020	$12,223	$14,394	$11,621
04/2020	$13,404	$16,239	$12,928
05/2020	$14,029	$17,012	$13,371
06/2020	$14,143	$17,351	$13,282
07/2020	$14,967	$18,329	$13,807
08/2020	$15,836	$19,647	$14,378
09/2020	$15,499	$18,900	$14,025
10/2020	$14,823	$18,397	$13,840
11/2020	$16,233	$20,411	$15,702
12/2020	$16,668	$21,196	$16,304
01/2021	$16,429	$20,982	$16,155
02/2021	$16,613	$21,561	$17,131
03/2021	$17,787	$22,505	$18,139
04/2021	$18,435	$23,706	$18,865
05/2021	$18,928	$23,872	$19,305
06/2021	$18,986	$24,429	$19,084
07/2021	$19,163	$25,009	$19,236
08/2021	$19,501	$25,770	$19,618
09/2021	$18,487	$24,571	$18,935
10/2021	$19,771	$26,292	$19,897
11/2021	$19,505	$26,110	$19,195
12/2021	$20,784	$27,280	$20,406
01/2022	$19,996	$25,869	$19,931
02/2022	$19,211	$25,094	$19,700
03/2022	$20,226	$26,026	$20,256
04/2022	$19,011	$23,756	$19,113
05/2022	$19,098	$23,800	$19,485
06/2022	$17,707	$21,836	$17,782
07/2022	$18,758	$23,849	$18,962
08/2022	$18,093	$22,876	$18,397
09/2022	$16,524	$20,769	$16,784
10/2022	$17,710	$22,451	$18,504
11/2022	$18,870	$23,706	$19,661
12/2022	$18,116	$22,340	$18,868
01/2023	$18,797	$23,743	$19,846
02/2023	$17,989	$23,164	$19,146
03/2023	$18,334	$24,015	$19,058
04/2023	$18,489	$24,389	$19,345
05/2023	$17,705	$24,495	$18,599
06/2023	$18,652	$26,114	$19,835
07/2023	$19,081	$26,953	$20,532
08/2023	$18,489	$26,524	$19,978
09/2023	$17,540	$25,259	$19,207
10/2023	$17,112	$24,728	$18,529
11/2023	$18,297	$26,986	$19,927
12/2023	$18,908	$28,212	$21,031
01/2024	$18,908	$28,686	$21,053
02/2024	$19,444	$30,218	$21,829
03/2024	$19,952	$31,190	$22,921
04/2024	$19,087	$29,916	$21,942
05/2024	$19,697	$31,400	$22,637
06/2024	$19,546	$32,527	$22,424
07/2024	$20,404	$32,922	$23,571
08/2024	$21,279	$33,721	$24,203
09/2024	$21,531	$34,441	$24,539
10/2024	$21,530	$34,129	$24,269
11/2024	$22,421	$36,132	$25,819
12/2024	$20,940	$35,271	$24,053
01/2025	$21,638	$36,253	$25,166
02/2025	$22,226	$35,780	$25,268
03/2025	$21,760	$33,764	$24,567
04/2025	$21,391	$33,535	$23,818
05/2025	$22,184	$35,646	$24,654
06/2025	$22,753	$37,459	$25,497
07/2025	$23,067	$38,299	$25,643
08/2025	$23,833	$39,076	$26,461

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	12.00%	8.52%	9.07%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	11.00%	8.52%	9.07%
S&P 500® Index TR	15.88%	14.74%	14.60%
Russell 1000® Value Index	9.33%	12.97%	10.22%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the Russell 1000 Value Index as broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$1,166,898,645
# of Portfolio Holdings	31
Portfolio Turnover Rate	10%
Total Management Fees Paid	$8,009,781

Asset Allocation - % Investments

Value	Value
Common Stocks	87.1
Foreign Common Stocks	9.4
Investment Companies	2.9
Securities Lending Collateral	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Norfolk Southern Corp.	4.9
Apple, Inc.	4.8
Blackrock, Inc.	4.6
Philip Morris International, Inc.	4.5
Nintendo Co. Ltd., ADR	4.5
Corning, Inc.	4.5
Air Products & Chemicals, Inc.	4.1
Charles Schwab Corp.	3.9
Texas Instruments, Inc.	3.9
Progressive Corp.	3.8

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	1.7
Health Care	3.4
Energy	3.6
Utilities	3.9
Materials	4.2
Communication Services	4.6
Consumer Discretionary	6.1
Consumer Staples	10.7
Industrials	14.1
Financials	23.5
Information Technology	24.2

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

The London Company Income Equity Fund

Annual Shareholder Report - August 31, 2025

Class C: ABECX

Distributed by:

Resolute Investment Distributors, Inc.

TLC_C 0825

American Beacon

The London Company Income Equity Fund

Annual Shareholder Report - August 31, 2025 | Investor Class: ABCVX

This annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$116	1.09%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 12.89% for the twelve months ended August 31, 2025, compared to the S&P 500 Index return of 15.88% and the Russell 1000 Value Index return of 9.33%.

  Broad market performance during the period, while volatile at times, was primarily driven by momentum and growth factors while quality factors were mixed.

  The Fund’s focus on quality companies generating high dividend income started to benefit from a broadening in market leadership beginning in 2025.

  The Fund's performance was positive in all sectors where it invested, except for Real Estate. The Fund's holdings in the Information Technology and Financials sectors also contributed meaningfully.

Cumulative Performance from August 31, 2015  through August 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	S&P 500® Index TR	Russell 1000® Value Index
08/2015	$10,000	$10,000	$10,000
09/2015	$9,847	$9,753	$9,698
10/2015	$10,629	$10,575	$10,430
11/2015	$10,599	$10,607	$10,470
12/2015	$10,320	$10,439	$10,245
01/2016	$10,021	$9,921	$9,715
02/2016	$10,041	$9,908	$9,713
03/2016	$10,561	$10,580	$10,412
04/2016	$10,537	$10,621	$10,631
05/2016	$10,736	$10,812	$10,796
06/2016	$11,045	$10,840	$10,890
07/2016	$11,282	$11,240	$11,206
08/2016	$11,213	$11,255	$11,292
09/2016	$11,040	$11,257	$11,269
10/2016	$10,759	$11,052	$11,094
11/2016	$11,191	$11,461	$11,728
12/2016	$11,421	$11,688	$12,021
01/2017	$11,606	$11,910	$12,107
02/2017	$12,012	$12,383	$12,542
03/2017	$11,943	$12,397	$12,414
04/2017	$11,988	$12,524	$12,391
05/2017	$12,116	$12,701	$12,379
06/2017	$12,127	$12,780	$12,581
07/2017	$12,115	$13,043	$12,748
08/2017	$12,147	$13,083	$12,600
09/2017	$12,363	$13,352	$12,973
10/2017	$12,386	$13,664	$13,067
11/2017	$12,722	$14,083	$13,467
12/2017	$13,028	$14,240	$13,664
01/2018	$13,575	$15,055	$14,192
02/2018	$12,996	$14,500	$13,514
03/2018	$12,657	$14,132	$13,277
04/2018	$12,579	$14,186	$13,320
05/2018	$12,882	$14,527	$13,399
06/2018	$12,789	$14,617	$13,433
07/2018	$13,486	$15,161	$13,964
08/2018	$13,893	$15,655	$14,171
09/2018	$14,024	$15,744	$14,199
10/2018	$13,374	$14,668	$13,464
11/2018	$13,759	$14,967	$13,866
12/2018	$12,550	$13,499	$12,534
01/2019	$13,317	$14,706	$13,510
02/2019	$13,937	$15,179	$13,941
03/2019	$14,227	$15,474	$14,030
04/2019	$14,701	$16,100	$14,528
05/2019	$13,808	$15,077	$13,594
06/2019	$14,570	$16,139	$14,569
07/2019	$14,690	$16,371	$14,690
08/2019	$14,512	$16,112	$14,258
09/2019	$14,849	$16,414	$14,767
10/2019	$15,093	$16,769	$14,973
11/2019	$15,534	$17,378	$15,436
12/2019	$16,044	$17,902	$15,861
01/2020	$15,762	$17,895	$15,520
02/2020	$14,211	$16,422	$14,017
03/2020	$12,658	$14,394	$11,621
04/2020	$13,900	$16,239	$12,928
05/2020	$14,556	$17,012	$13,371
06/2020	$14,681	$17,351	$13,282
07/2020	$15,542	$18,329	$13,807
08/2020	$16,455	$19,647	$14,378
09/2020	$16,119	$18,900	$14,025
10/2020	$15,427	$18,397	$13,840
11/2020	$16,908	$20,411	$15,702
12/2020	$17,375	$21,196	$16,304
01/2021	$17,129	$20,982	$16,155
02/2021	$17,330	$21,561	$17,131
03/2021	$18,574	$22,505	$18,139
04/2021	$19,260	$23,706	$18,865
05/2021	$19,779	$23,872	$19,305
06/2021	$19,851	$24,429	$19,084
07/2021	$20,054	$25,009	$19,236
08/2021	$20,415	$25,770	$19,618
09/2021	$19,362	$24,571	$18,935
10/2021	$20,726	$26,292	$19,897
11/2021	$20,452	$26,110	$19,195
12/2021	$21,818	$27,280	$20,406
01/2022	$21,004	$25,869	$19,931
02/2022	$20,186	$25,094	$19,700
03/2022	$21,267	$26,026	$20,256
04/2022	$20,002	$23,756	$19,113
05/2022	$20,104	$23,800	$19,485
06/2022	$18,656	$21,836	$17,782
07/2022	$19,776	$23,849	$18,962
08/2022	$19,079	$22,876	$18,397
09/2022	$17,443	$20,769	$16,784
10/2022	$18,705	$22,451	$18,504
11/2022	$19,932	$23,706	$19,661
12/2022	$19,161	$22,340	$18,868
01/2023	$19,879	$23,743	$19,846
02/2023	$19,040	$23,164	$19,146
03/2023	$19,411	$24,015	$19,058
04/2023	$19,593	$24,389	$19,345
05/2023	$18,777	$24,495	$18,599
06/2023	$19,788	$26,114	$19,835
07/2023	$20,257	$26,953	$20,532
08/2023	$19,641	$26,524	$19,978
09/2023	$18,642	$25,259	$19,207
10/2023	$18,205	$24,728	$18,529
11/2023	$19,477	$26,986	$19,927
12/2023	$20,142	$28,212	$21,031
01/2024	$20,152	$28,686	$21,053
02/2024	$20,736	$30,218	$21,829
03/2024	$21,281	$31,190	$22,921
04/2024	$20,386	$29,916	$21,942
05/2024	$21,042	$31,400	$22,637
06/2024	$20,896	$32,527	$22,424
07/2024	$21,824	$32,922	$23,571
08/2024	$22,779	$33,721	$24,203
09/2024	$23,060	$34,441	$24,539
10/2024	$23,073	$34,129	$24,269
11/2024	$24,042	$36,132	$25,819
12/2024	$22,468	$35,271	$24,053
01/2025	$23,236	$36,253	$25,166
02/2025	$23,883	$35,780	$25,268
03/2025	$23,393	$33,764	$24,567
04/2025	$23,006	$33,535	$23,818
05/2025	$23,891	$35,646	$24,654
06/2025	$24,509	$37,459	$25,497
07/2025	$24,866	$38,299	$25,643
08/2025	$25,716	$39,076	$26,461

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	12.89%	9.34%	9.91%
S&P 500® Index TR	15.88%	14.74%	14.60%
Russell 1000® Value Index	9.33%	12.97%	10.22%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the Russell 1000 Value Index as broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$1,166,898,645
# of Portfolio Holdings	31
Portfolio Turnover Rate	10%
Total Management Fees Paid	$8,009,781

Asset Allocation - % Investments

Value	Value
Common Stocks	87.1
Foreign Common Stocks	9.4
Investment Companies	2.9
Securities Lending Collateral	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Norfolk Southern Corp.	4.9
Apple, Inc.	4.8
Blackrock, Inc.	4.6
Philip Morris International, Inc.	4.5
Nintendo Co. Ltd., ADR	4.5
Corning, Inc.	4.5
Air Products & Chemicals, Inc.	4.1
Charles Schwab Corp.	3.9
Texas Instruments, Inc.	3.9
Progressive Corp.	3.8

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	1.7
Health Care	3.4
Energy	3.6
Utilities	3.9
Materials	4.2
Communication Services	4.6
Consumer Discretionary	6.1
Consumer Staples	10.7
Industrials	14.1
Financials	23.5
Information Technology	24.2

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

The London Company Income Equity Fund

Annual Shareholder Report - August 31, 2025

Investor Class: ABCVX

Distributed by:

Resolute Investment Distributors, Inc.

TLC_Investor 0825

American Beacon

The London Company Income Equity Fund

Annual Shareholder Report - August 31, 2025 | Class R5: ABCIX

This annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$83	0.78%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 13.27% for the twelve months ended August 31, 2025, compared to the S&P 500 Index return of 15.88% and the Russell 1000 Value Index return of 9.33%.

  Broad market performance during the period, while volatile at times, was primarily driven by momentum and growth factors while quality factors were mixed.

  The Fund’s focus on quality companies generating high dividend income started to benefit from a broadening in market leadership beginning in 2025.

  The Fund's performance was positive in all sectors where it invested, except for Real Estate. The Fund's holdings in the Information Technology and Financials sectors also contributed meaningfully.

Cumulative Performance from August 31, 2015  through August 31, 2025

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	S&P 500® Index TR	Russell 1000® Value Index
08/2015	$250,000	$250,000	$250,000
09/2015	$246,429	$243,814	$242,453
10/2015	$266,014	$264,381	$260,746
11/2015	$265,309	$265,167	$261,744
12/2015	$258,424	$260,985	$256,115
01/2016	$251,039	$248,034	$242,881
02/2016	$251,429	$247,699	$242,820
03/2016	$264,592	$264,502	$260,311
04/2016	$264,052	$265,528	$265,780
05/2016	$269,098	$270,296	$269,908
06/2016	$276,887	$270,997	$272,242
07/2016	$282,884	$280,988	$280,146
08/2016	$281,428	$281,383	$282,306
09/2016	$276,993	$281,435	$281,718
10/2016	$270,033	$276,302	$277,358
11/2016	$280,916	$286,535	$293,199
12/2016	$286,770	$292,198	$300,527
01/2017	$291,651	$297,740	$302,668
02/2017	$301,714	$309,563	$313,544
03/2017	$300,246	$309,924	$310,350
04/2017	$301,293	$313,107	$309,767
05/2017	$304,731	$317,513	$309,464
06/2017	$305,082	$319,495	$314,523
07/2017	$304,858	$326,064	$318,703
08/2017	$305,754	$327,063	$314,990
09/2017	$311,237	$333,809	$324,320
10/2017	$311,911	$341,599	$326,675
11/2017	$320,605	$352,075	$336,678
12/2017	$328,344	$355,990	$341,592
01/2018	$342,000	$376,372	$354,799
02/2018	$327,552	$362,500	$337,857
03/2018	$319,111	$353,288	$331,914
04/2018	$317,265	$354,643	$333,009
05/2018	$324,965	$363,184	$334,986
06/2018	$322,694	$365,419	$335,816
07/2018	$340,323	$379,018	$349,107
08/2018	$350,851	$391,368	$354,267
09/2018	$354,245	$393,596	$354,970
10/2018	$337,969	$366,693	$336,589
11/2018	$347,557	$374,166	$346,638
12/2018	$317,321	$337,472	$313,352
01/2019	$336,818	$367,659	$337,741
02/2019	$352,551	$379,464	$348,533
03/2019	$359,929	$386,838	$350,749
04/2019	$371,998	$402,500	$363,190
05/2019	$349,565	$376,922	$339,838
06/2019	$368,881	$403,486	$364,233
07/2019	$372,007	$409,285	$367,252
08/2019	$367,634	$402,802	$356,453
09/2019	$376,243	$410,339	$369,171
10/2019	$382,707	$419,227	$374,331
11/2019	$393,759	$434,444	$385,904
12/2019	$406,825	$447,556	$396,520
01/2020	$399,915	$447,381	$387,989
02/2020	$360,633	$410,553	$350,414
03/2020	$321,481	$359,844	$290,530
04/2020	$352,966	$405,974	$323,192
05/2020	$369,637	$425,310	$334,267
06/2020	$372,898	$433,768	$332,049
07/2020	$394,983	$458,226	$345,176
08/2020	$418,400	$491,164	$359,449
09/2020	$409,784	$472,501	$350,619
10/2020	$392,148	$459,936	$346,011
11/2020	$430,206	$510,282	$392,555
12/2020	$442,050	$529,901	$407,605
01/2021	$436,040	$524,552	$403,872
02/2021	$441,237	$539,016	$428,279
03/2021	$472,889	$562,623	$453,481
04/2021	$490,422	$592,649	$471,616
05/2021	$503,930	$596,788	$482,626
06/2021	$505,887	$610,720	$477,099
07/2021	$511,186	$625,228	$480,912
08/2021	$520,492	$644,238	$490,449
09/2021	$493,917	$614,275	$473,378
10/2021	$528,923	$657,312	$497,415
11/2021	$521,878	$652,758	$479,886
12/2021	$556,867	$682,012	$510,160
01/2022	$536,166	$646,720	$498,276
02/2022	$515,514	$627,356	$492,494
03/2022	$543,139	$650,649	$506,397
04/2022	$511,101	$593,912	$477,834
05/2022	$513,853	$595,001	$487,123
06/2022	$476,905	$545,888	$444,562
07/2022	$505,541	$596,221	$474,042
08/2022	$488,152	$571,906	$459,918
09/2022	$446,152	$519,234	$419,589
10/2022	$478,671	$561,272	$462,610
11/2022	$510,305	$592,638	$491,519
12/2022	$490,670	$558,494	$471,705
01/2023	$509,213	$593,586	$496,149
02/2023	$487,947	$579,103	$478,655
03/2023	$497,545	$600,364	$476,451
04/2023	$502,323	$609,735	$483,629
05/2023	$481,391	$612,385	$464,977
06/2023	$507,572	$652,849	$495,864
07/2023	$519,676	$673,822	$513,301
08/2023	$504,097	$663,093	$499,444
09/2023	$478,451	$631,478	$480,170
10/2023	$467,418	$618,201	$463,229
11/2023	$500,296	$674,658	$498,180
12/2023	$517,512	$705,308	$525,775
01/2024	$517,756	$717,160	$526,319
02/2024	$532,831	$755,454	$545,735
03/2024	$547,165	$779,760	$573,019
04/2024	$524,166	$747,911	$548,542
05/2024	$541,318	$784,996	$565,931
06/2024	$537,735	$813,163	$560,608
07/2024	$561,629	$823,061	$589,267
08/2024	$586,238	$843,026	$605,074
09/2024	$593,835	$861,031	$613,472
10/2024	$594,328	$853,222	$606,720
11/2024	$619,334	$903,308	$645,465
12/2024	$579,042	$881,774	$601,320
01/2025	$599,019	$906,329	$629,152
02/2025	$615,752	$894,504	$631,707
03/2025	$603,339	$844,103	$614,163
04/2025	$593,569	$838,380	$595,444
05/2025	$616,413	$891,151	$616,353
06/2025	$632,701	$936,469	$637,422
07/2025	$641,747	$957,486	$641,082
08/2025	$664,012	$976,895	$661,513

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	13.27%	9.68%	10.26%
S&P 500® Index TR	15.88%	14.74%	14.60%
Russell 1000® Value Index	9.33%	12.97%	10.22%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the Russell 1000 Value Index as broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$1,166,898,645
# of Portfolio Holdings	31
Portfolio Turnover Rate	10%
Total Management Fees Paid	$8,009,781

Asset Allocation - % Investments

Value	Value
Common Stocks	87.1
Foreign Common Stocks	9.4
Investment Companies	2.9
Securities Lending Collateral	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Norfolk Southern Corp.	4.9
Apple, Inc.	4.8
Blackrock, Inc.	4.6
Philip Morris International, Inc.	4.5
Nintendo Co. Ltd., ADR	4.5
Corning, Inc.	4.5
Air Products & Chemicals, Inc.	4.1
Charles Schwab Corp.	3.9
Texas Instruments, Inc.	3.9
Progressive Corp.	3.8

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	1.7
Health Care	3.4
Energy	3.6
Utilities	3.9
Materials	4.2
Communication Services	4.6
Consumer Discretionary	6.1
Consumer Staples	10.7
Industrials	14.1
Financials	23.5
Information Technology	24.2

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

The London Company Income Equity Fund

Annual Shareholder Report - August 31, 2025

Class R5: ABCIX

Distributed by:

Resolute Investment Distributors, Inc.

TLC_R5 0825

American Beacon

The London Company Income Equity Fund

Annual Shareholder Report - August 31, 2025 | Class R6: ABCRX

This annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$76	0.71%

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 13.36% for the twelve months ended August 31, 2025, compared to the S&P 500 Index return of 15.88% and the Russell 1000 Value Index return of 9.33%.

  Broad market performance during the period, while volatile at times, was primarily driven by momentum and growth factors while quality factors were mixed.

  The Fund’s focus on quality companies generating high dividend income started to benefit from a broadening in market leadership beginning in 2025.

  The Fund's performance was positive in all sectors where it invested, except for Real Estate. The Fund's holdings in the Information Technology and Financials sectors also contributed meaningfully.

Cumulative Performance from August 31, 2015  through August 31, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R6	S&P 500® Index TR	Russell 1000® Value Index
08/2015	$10,000	$10,000	$10,000
09/2015	$9,857	$9,753	$9,698
10/2015	$10,641	$10,575	$10,430
11/2015	$10,612	$10,607	$10,470
12/2015	$10,337	$10,439	$10,245
01/2016	$10,042	$9,921	$9,715
02/2016	$10,057	$9,908	$9,713
03/2016	$10,584	$10,580	$10,412
04/2016	$10,562	$10,621	$10,631
05/2016	$10,764	$10,812	$10,796
06/2016	$11,075	$10,840	$10,890
07/2016	$11,315	$11,240	$11,206
08/2016	$11,257	$11,255	$11,292
09/2016	$11,080	$11,257	$11,269
10/2016	$10,801	$11,052	$11,094
11/2016	$11,237	$11,461	$11,728
12/2016	$11,471	$11,688	$12,021
01/2017	$11,666	$11,910	$12,107
02/2017	$12,069	$12,383	$12,542
03/2017	$12,010	$12,397	$12,414
04/2017	$12,052	$12,524	$12,391
05/2017	$12,189	$12,701	$12,379
06/2017	$12,203	$12,780	$12,581
07/2017	$12,194	$13,043	$12,748
08/2017	$12,230	$13,083	$12,600
09/2017	$12,449	$13,352	$12,973
10/2017	$12,476	$13,664	$13,067
11/2017	$12,824	$14,083	$13,467
12/2017	$13,134	$14,240	$13,664
01/2018	$13,680	$15,055	$14,192
02/2018	$13,102	$14,500	$13,514
03/2018	$12,764	$14,132	$13,277
04/2018	$12,691	$14,186	$13,320
05/2018	$12,999	$14,527	$13,399
06/2018	$12,908	$14,617	$13,433
07/2018	$13,613	$15,161	$13,964
08/2018	$14,034	$15,655	$14,171
09/2018	$14,170	$15,744	$14,199
10/2018	$13,519	$14,668	$13,464
11/2018	$13,902	$14,967	$13,866
12/2018	$12,693	$13,499	$12,534
01/2019	$13,473	$14,706	$13,510
02/2019	$14,102	$15,179	$13,941
03/2019	$14,397	$15,474	$14,030
04/2019	$14,880	$16,100	$14,528
05/2019	$13,983	$15,077	$13,594
06/2019	$14,755	$16,139	$14,569
07/2019	$14,880	$16,371	$14,690
08/2019	$14,705	$16,112	$14,258
09/2019	$15,050	$16,414	$14,767
10/2019	$15,308	$16,769	$14,973
11/2019	$15,750	$17,378	$15,436
12/2019	$16,273	$17,902	$15,861
01/2020	$15,997	$17,895	$15,520
02/2020	$14,425	$16,422	$14,017
03/2020	$12,859	$14,394	$11,621
04/2020	$14,119	$16,239	$12,928
05/2020	$14,785	$17,012	$13,371
06/2020	$14,916	$17,351	$13,282
07/2020	$15,799	$18,329	$13,807
08/2020	$16,727	$19,647	$14,378
09/2020	$16,392	$18,900	$14,025
10/2020	$15,687	$18,397	$13,840
11/2020	$17,201	$20,411	$15,702
12/2020	$17,684	$21,196	$16,304
01/2021	$17,444	$20,982	$16,155
02/2021	$17,652	$21,561	$17,131
03/2021	$18,919	$22,505	$18,139
04/2021	$19,630	$23,706	$18,865
05/2021	$20,171	$23,872	$19,305
06/2021	$20,259	$24,429	$19,084
07/2021	$20,474	$25,009	$19,236
08/2021	$20,846	$25,770	$19,618
09/2021	$19,776	$24,571	$18,935
10/2021	$21,175	$26,292	$19,897
11/2021	$20,903	$26,110	$19,195
12/2021	$22,302	$27,280	$20,406
01/2022	$21,475	$25,869	$19,931
02/2022	$20,641	$25,094	$19,700
03/2022	$21,754	$26,026	$20,256
04/2022	$20,465	$23,756	$19,113
05/2022	$20,576	$23,800	$19,485
06/2022	$19,100	$21,836	$17,782
07/2022	$20,254	$23,849	$18,962
08/2022	$19,551	$22,876	$18,397
09/2022	$17,872	$20,769	$16,784
10/2022	$19,171	$22,451	$18,504
11/2022	$20,445	$23,706	$19,661
12/2022	$19,652	$22,340	$18,868
01/2023	$20,402	$23,743	$19,846
02/2023	$19,543	$23,164	$19,146
03/2023	$19,937	$24,015	$19,058
04/2023	$20,118	$24,389	$19,345
05/2023	$19,292	$24,495	$18,599
06/2023	$20,339	$26,114	$19,835
07/2023	$20,823	$26,953	$20,532
08/2023	$20,191	$26,524	$19,978
09/2023	$19,177	$25,259	$19,207
10/2023	$18,727	$24,728	$18,529
11/2023	$20,070	$26,986	$19,927
12/2023	$20,757	$28,212	$21,031
01/2024	$20,776	$28,686	$21,053
02/2024	$21,379	$30,218	$21,829
03/2024	$21,962	$31,190	$22,921
04/2024	$21,034	$29,916	$21,942
05/2024	$21,720	$31,400	$22,637
06/2024	$21,577	$32,527	$22,424
07/2024	$22,543	$32,922	$23,571
08/2024	$23,527	$33,721	$24,203
09/2024	$23,831	$34,441	$24,539
10/2024	$23,851	$34,129	$24,269
11/2024	$24,861	$36,132	$25,819
12/2024	$23,243	$35,271	$24,053
01/2025	$24,052	$36,253	$25,166
02/2025	$24,727	$35,780	$25,268
03/2025	$24,232	$33,764	$24,567
04/2025	$23,831	$33,535	$23,818
05/2025	$24,745	$35,646	$24,654
06/2025	$25,407	$37,459	$25,497
07/2025	$25,780	$38,299	$25,643
08/2025	$26,670	$39,076	$26,461

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
R6 ClassFootnote Reference1	13.36%	9.78%	10.31%
S&P 500® Index TR	15.88%	14.74%	14.60%
Russell 1000® Value Index	9.33%	12.97%	10.22%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the Russell 1000 Value Index as broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$1,166,898,645
# of Portfolio Holdings	31
Portfolio Turnover Rate	10%
Total Management Fees Paid	$8,009,781

Asset Allocation - % Investments

Value	Value
Common Stocks	87.1
Foreign Common Stocks	9.4
Investment Companies	2.9
Securities Lending Collateral	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Norfolk Southern Corp.	4.9
Apple, Inc.	4.8
Blackrock, Inc.	4.6
Philip Morris International, Inc.	4.5
Nintendo Co. Ltd., ADR	4.5
Corning, Inc.	4.5
Air Products & Chemicals, Inc.	4.1
Charles Schwab Corp.	3.9
Texas Instruments, Inc.	3.9
Progressive Corp.	3.8

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	1.7
Health Care	3.4
Energy	3.6
Utilities	3.9
Materials	4.2
Communication Services	4.6
Consumer Discretionary	6.1
Consumer Staples	10.7
Industrials	14.1
Financials	23.5
Information Technology	24.2

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

The London Company Income Equity Fund

Annual Shareholder Report - August 31, 2025

Class R6: ABCRX

Distributed by:

Resolute Investment Distributors, Inc.

TLC_R6 0825

American Beacon

The London Company Income Equity Fund

Annual Shareholder Report - August 31, 2025 | Class Y: ABCYX

This annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$88	0.83%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 13.16% for the twelve months ended August 31, 2025, compared to the S&P 500 Index return of 15.88% and the Russell 1000 Value Index return of 9.33%.

  Broad market performance during the period, while volatile at times, was primarily driven by momentum and growth factors while quality factors were mixed.

  The Fund’s focus on quality companies generating high dividend income started to benefit from a broadening in market leadership beginning in 2025.

  The Fund's performance was positive in all sectors where it invested, except for Real Estate. The Fund's holdings in the Information Technology and Financials sectors also contributed meaningfully.

Cumulative Performance from August 31, 2015  through August 31, 2025

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	S&P 500® Index TR	Russell 1000® Value Index
08/2015	$100,000	$100,000	$100,000
09/2015	$98,562	$97,526	$96,981
10/2015	$106,348	$105,752	$104,299
11/2015	$106,061	$106,067	$104,698
12/2015	$103,289	$104,394	$102,446
01/2016	$100,318	$99,214	$97,152
02/2016	$100,543	$99,080	$97,128
03/2016	$105,772	$105,801	$104,125
04/2016	$105,550	$106,211	$106,312
05/2016	$107,570	$108,119	$107,963
06/2016	$110,691	$108,399	$108,897
07/2016	$113,093	$112,395	$112,059
08/2016	$112,425	$112,553	$112,923
09/2016	$110,709	$112,574	$112,687
10/2016	$107,905	$110,521	$110,943
11/2016	$112,266	$114,614	$117,280
12/2016	$114,607	$116,879	$120,211
01/2017	$116,482	$119,096	$121,067
02/2017	$120,511	$123,825	$125,418
03/2017	$119,914	$123,969	$124,140
04/2017	$120,399	$125,243	$123,907
05/2017	$121,635	$127,005	$123,785
06/2017	$121,768	$127,798	$125,809
07/2017	$121,746	$130,426	$127,481
08/2017	$122,097	$130,825	$125,996
09/2017	$124,290	$133,524	$129,728
10/2017	$124,479	$136,639	$130,670
11/2017	$127,961	$140,830	$134,671
12/2017	$131,061	$142,396	$136,637
01/2018	$136,533	$150,549	$141,920
02/2018	$130,729	$145,000	$135,143
03/2018	$127,335	$141,315	$132,765
04/2018	$126,586	$141,857	$133,204
05/2018	$129,669	$145,273	$133,994
06/2018	$128,828	$146,168	$134,326
07/2018	$135,815	$151,607	$139,643
08/2018	$140,031	$156,547	$141,707
09/2018	$141,385	$157,438	$141,988
10/2018	$134,849	$146,677	$134,636
11/2018	$138,687	$149,666	$138,655
12/2018	$126,624	$134,989	$125,341
01/2019	$134,364	$147,064	$135,097
02/2019	$140,666	$151,786	$139,413
03/2019	$143,537	$154,735	$140,299
04/2019	$148,369	$161,000	$145,276
05/2019	$139,366	$150,769	$135,935
06/2019	$147,103	$161,395	$145,693
07/2019	$148,428	$163,714	$146,901
08/2019	$146,587	$161,121	$142,581
09/2019	$150,030	$164,136	$147,668
10/2019	$152,532	$167,691	$149,732
11/2019	$157,035	$173,778	$154,361
12/2019	$162,175	$179,023	$158,608
01/2020	$159,491	$178,952	$155,196
02/2020	$143,731	$164,221	$140,166
03/2020	$128,112	$143,938	$116,212
04/2020	$140,638	$162,390	$129,277
05/2020	$147,316	$170,124	$133,707
06/2020	$148,702	$173,507	$132,819
07/2020	$157,460	$183,290	$138,070
08/2020	$166,664	$196,466	$143,779
09/2020	$163,290	$189,000	$140,248
10/2020	$156,301	$183,974	$138,405
11/2020	$171,369	$204,113	$157,022
12/2020	$176,099	$211,961	$163,042
01/2021	$173,690	$209,821	$161,549
02/2021	$175,764	$215,606	$171,312
03/2021	$188,350	$225,049	$181,392
04/2021	$195,368	$237,060	$188,646
05/2021	$200,771	$238,715	$193,050
06/2021	$201,545	$244,288	$190,840
07/2021	$203,657	$250,091	$192,365
08/2021	$207,375	$257,695	$196,180
09/2021	$196,716	$245,710	$189,351
10/2021	$210,642	$262,925	$198,966
11/2021	$207,899	$261,103	$191,954
12/2021	$221,716	$272,805	$204,064
01/2022	$213,515	$258,688	$199,311
02/2022	$205,232	$250,942	$196,998
03/2022	$216,287	$260,260	$202,559
04/2022	$203,537	$237,565	$191,134
05/2022	$204,537	$238,000	$194,849
06/2022	$189,820	$218,355	$177,825
07/2022	$201,278	$238,488	$189,617
08/2022	$194,304	$228,762	$183,967
09/2022	$177,565	$207,694	$167,836
10/2022	$190,483	$224,509	$185,044
11/2022	$203,141	$237,055	$196,608
12/2022	$195,257	$223,397	$188,682
01/2023	$202,683	$237,434	$198,460
02/2023	$194,155	$231,641	$191,462
03/2023	$197,989	$240,146	$190,580
04/2023	$199,796	$243,894	$193,452
05/2023	$191,596	$244,954	$185,991
06/2023	$201,971	$261,140	$198,346
07/2023	$206,710	$269,529	$205,320
08/2023	$200,462	$265,237	$199,777
09/2023	$190,378	$252,591	$192,068
10/2023	$185,950	$247,280	$185,292
11/2023	$199,003	$269,863	$199,272
12/2023	$205,778	$282,123	$210,310
01/2024	$205,876	$286,864	$210,528
02/2024	$211,898	$302,181	$218,294
03/2024	$217,624	$311,904	$229,208
04/2024	$208,408	$299,164	$219,417
05/2024	$215,164	$313,998	$226,372
06/2024	$213,819	$325,265	$224,243
07/2024	$223,272	$329,225	$235,707
08/2024	$233,108	$337,210	$242,030
09/2024	$236,037	$344,412	$245,389
10/2024	$236,225	$341,289	$242,688
11/2024	$246,219	$361,323	$258,186
12/2024	$230,177	$352,710	$240,528
01/2025	$238,064	$362,532	$251,661
02/2025	$244,753	$357,801	$252,683
03/2025	$239,773	$337,641	$245,665
04/2025	$235,850	$335,352	$238,178
05/2025	$244,874	$356,460	$246,541
06/2025	$251,386	$374,587	$254,969
07/2025	$254,997	$382,994	$256,433
08/2025	$263,785	$390,758	$264,605

Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	13.16%	9.62%	10.19%
S&P 500® Index TR	15.88%	14.74%	14.60%
Russell 1000® Value Index	9.33%	12.97%	10.22%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR is replacing the Russell 1000 Value Index as broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$1,166,898,645
# of Portfolio Holdings	31
Portfolio Turnover Rate	10%
Total Management Fees Paid	$8,009,781

Asset Allocation - % Investments

Value	Value
Common Stocks	87.1
Foreign Common Stocks	9.4
Investment Companies	2.9
Securities Lending Collateral	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Norfolk Southern Corp.	4.9
Apple, Inc.	4.8
Blackrock, Inc.	4.6
Philip Morris International, Inc.	4.5
Nintendo Co. Ltd., ADR	4.5
Corning, Inc.	4.5
Air Products & Chemicals, Inc.	4.1
Charles Schwab Corp.	3.9
Texas Instruments, Inc.	3.9
Progressive Corp.	3.8

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	1.7
Health Care	3.4
Energy	3.6
Utilities	3.9
Materials	4.2
Communication Services	4.6
Consumer Discretionary	6.1
Consumer Staples	10.7
Industrials	14.1
Financials	23.5
Information Technology	24.2

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

The London Company Income Equity Fund

Annual Shareholder Report - August 31, 2025

Class Y: ABCYX

Distributed by:

Resolute Investment Distributors, Inc.

TLC_Y 0825

Item 2. Code of Ethics

The registrant adopted a code of ethics (the “Code”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. The registrant amended the Code on June 14, 2024 to update the name of the Principal Executive Officer. The registrant has not granted any waivers from the provisions of the Code during the period covered by the shareholder reports presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees of the Trust has determined that Claudia Holz, a member of the Trust’s Audit and Compliance Committee, is the “audit committee financial expert” as defined in Form N-CSR. Ms. Holz is considered “independent” as defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” refer to all other fees category would consist of service related to internal control reviews, strategy, and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees, and all other fees by the principal accountant.

(a)

Audit Fees	Fiscal Year Ended
$148,435	8/31/24
$279,273	8/31/25

(b)
Audit Related Fees	Fiscal Year Ended
$0	8/31/24
$0	8/31/25

(c)
Tax Fees(1)	Fiscal Year Ended
$26,625	8/31/24
$56,695	8/31/25

(d)
All Other Fees	Fiscal Year Ended
$0	8/31/24
$0	8/31/25

(1) “Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, tax planning, filing assistance for EU reclaims and PFIC tax services. These fees include international, federal, state, and excise tax reviews.

(e)(1) Pursuant to its charter, the Trust’s Audit and Compliance Committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the registrant’s principal accountant:

•

to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trusts’ financial statements, and, in connection therewith, reviewing and evaluating matters potentially affecting the independence and capabilities of the auditors;

•

to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trusts, an investment adviser to any series of the Trusts or any entity controlling, controlled by, or under common control with an investment adviser (“adviser affiliate”) that provides ongoing services to the Trusts, if the engagement relates directly to the operations and financial reporting of the Trusts;

•

to consider whether the non-audit services provided by a Trust’s auditor to an investment adviser or any adviser affiliate that provides ongoing services to a series of the Trusts, which services were not pre-approved by the Committee, are compatible with maintaining the auditor’s independence;

•	to review the arrangements for and scope of the annual audit and any special audits; and

•	to review and approving the fees proposed to be charged to the Trusts by the auditors for each audit and non-audit service.

The Audit and Compliance Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full audit committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Aggregate Non-Audit Fees for Services Rendered to the:

Registrant	Adviser	Adviser’s Affiliates Providing Ongoing Services to Registrant	Fiscal Year Ended
$26,625	$5,801	N/A	8/31/24
$56,695	$168,469	N/A	8/31/25

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 7.

(b)	Not applicable.

Financial Statements and Other Information

Name of registrant: American Beacon Funds

Date of fiscal year end: August 31, 2025

Date of reporting period: August 31, 2025

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Beacon FundsSM

Additional Fund Information	Back Cover

American Beacon Funds	August 31, 2025

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon DoubleLine Floating Rate Income Fund and American Beacon SiM High Yield Opportunities Fund.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Beacon DoubleLine Floating Rate Income Fund and American Beacon SiM High Yield Opportunities Fund (two of the funds constituting American Beacon Funds, hereafter collectively referred to as the “Funds”) as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the four years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as August 31, 2025 , the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights for each of the four years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended August 31, 2021 and the financial highlights for each of the periods ended on or prior to August 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated October 29, 2021 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

November 2, 2025

We have served as the auditor of one or more investment companies American Beacon family of funds since 2016.

American Beacon DoubleLine Floating Rate Income FundSM

Schedule of Investments

August 31, 2025

	Shares	Fair Value

COMMON STOCKS - 0.1%

Communication Services - 0.0%

Software - 0.0%
Internap Holding LLCA B C	63,490	$0

Energy - 0.0%

Oil, Gas & Consumable Fuels - 0.0%
Southcross Energy Partners LLCA B C	533,359	0

Financials - 0.0%

Financial Services - 0.0%
GEE Acquisition Holdings Corp.A B C	94,492	0

Industrials - 0.0%

Communications Equipment - 0.0%
4L Technologies, Inc.A	140,935	1,409

Professional Services - 0.1%
DynataA	2,436	40,601

Total Industrials		42,010

Total Common Stocks (Cost $3,610,141)		42,010

PREFERRED STOCKS - 0.0% (Cost $339,302)

Energy - 0.0%

Oil, Gas & Consumable Fuels - 0.0%
Southcross Energy Partners LLCA B C D	2,077,530	0

	Principal Amount

BANK LOAN OBLIGATIONSE - 78.3%

Basic Materials - 3.0%

Chemicals -3.0%
Hexion Holdings Corp., 8.360%, Due 3/15/2029, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	$569,330	568,026

INEOS Quattro Holdings U.K. Ltd., 8.566%, Due 10/7/2031, 2024 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	325,000	273,812

INEOS U.S. Finance LLC, 7.566%, Due 2/18/2030, 2023 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	370,000	338,857
Natgasoline LLC, Due 3/29/2030, 2025 Term Loan BF	110,000	110,734

Nouryon Finance BV, 7.500%, Due 4/3/2028, 2024 USD Term Loan B1, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	181,593	181,820
Qnity Electronics, Inc., Due 8/12/2032, Term Loan BF	435,000	433,643

		1,906,892

Total Basic Materials		1,906,892

Communications - 8.1%

Advertising - 0.2%
Clear Channel Outdoor Holdings, Inc., Due 8/23/2028, 2024 Term LoanF	145,000	144,964

Internet - 2.3%
CNT Holdings I Corp., 6.558%, Due 11/8/2032, 2025 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	255,000	254,857
MH Sub I LLC, Due 12/31/2031, 2024 Term Loan B4F	400,000	345,000

Proofpoint, Inc., 7.316%, Due 8/31/2028, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	590,000	592,661

See accompanying notes

American Beacon DoubleLine Floating Rate Income FundSM

Schedule of Investments

August 31, 2025

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 78.3% (continued)

Communications - 8.1% (continued)

Internet - 2.3% (continued)
PUG LLC, 9.066%, Due 3/15/2030, 2024 Extended Term Loan BF	$238,167	$229,831

		1,422,349

Media - 2.4%
Cengage Learning, Inc., Due 3/24/2031, 2024 1st Lien Term Loan BF	365,000	365,394

DirecTV Financing LLC, Due 8/2/2029, 2024 Term LoanF	120,000	119,025

iHeartCommunications, Inc., 10.205%, Due 5/1/2029, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 5.775%)	70,000	58,761

NEP Group, Inc., 7.710%, Due 8/19/2026, 2023 Term Loan B, PIK (in-kind rate 1.500%)	325,066	313,419

Univision Communications, Inc., 8.546%, Due 6/24/2029, 2022 First Lien Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	290,000	289,710

Virgin Media Bristol LLC, Due 3/31/2031, 2023 Term Loan YF	235,000	230,300

Ziggo Financing Partnership, 6.978%, Due 4/30/2028, USD Term Loan I, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	120,000	115,963

		1,492,572

Telecommunications - 3.2%
Altice France SA, 9.818%, Due 8/15/2028, 2023 USD Term Loan B14, (3 mo. USD Secured Overnight Financing Rate + 5.500%)	405,000	370,373
CommScope, Inc., Due 12/17/2029, 2024 Term LoanF	565,000	574,356
GOGO Intermediate Holdings LLC, Due 4/30/2028, Term Loan BF	210,000	209,519
Lumen Technologies, Inc., Due 4/16/2029, 2024 Extended Term Loan B1F	480,000	476,803
Zayo Group Holdings, Inc., 8.491%, Due 3/9/2027, 2022 USD Incremental Term Loan BF	370,000	362,034

		1,993,085

Total Communications		5,052,970

Consumer, Cyclical - 15.7%

Auto Parts & Equipment - 1.2%
Clarios Global LP, 6.816%, Due 5/6/2030, 2024 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	575,000	574,712
DexKo Global, Inc., Due 10/4/2028, 2021 Term Loan BF	195,000	190,258

		764,970

Distribution/Wholesale - 1.6%
Gates Global LLC, 6.066%, Due 6/4/2031, 2024 Term Loan B5, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	610,000	608,896

Resideo Funding, Inc.,

6.318%, Due 6/13/2031, 2024 M&A 1st lien Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	90,799	90,629

6.363%, Due 8/13/2032, 2025 Incremental Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	290,000	289,275

		988,800

Entertainment - 5.4%
Caesars Entertainment, Inc., 6.566%, Due 2/6/2031, 2024 Term Loan B1, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	595,000	592,769

Crown Finance U.S., Inc., 8.780%, Due 12/2/2031, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.500%)	330,000	329,588
Delta 2 Lux SARL,

6.291%, Due 9/30/2031, 2024 Term Loan B2, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	92,931	92,854

6.296%, Due 9/30/2031, 2024 Term Loan B1, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	185,863	185,708
Flutter Financing BV,

6.296%, Due 6/4/2032, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	75,000	74,719

6.046%, Due 11/30/2030, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 1.750%)	726,370	722,193

See accompanying notes

American Beacon DoubleLine Floating Rate Income FundSM

Schedule of Investments

August 31, 2025

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 78.3% (continued)

Consumer, Cyclical - 15.7% (continued)

Entertainment - 5.4% (continued)
Light & Wonder International, Inc., 6.610%, Due 4/14/2029, 2024 Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	$191,822	$191,881

Motion Finco SARL, 7.796%, Due 11/12/2029, 2024 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	95,000	82,141

Ontario Gaming GTA LP, 8.546%, Due 8/1/2030, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	240,000	231,900

OVG Business Services LLC, 7.316%, Due 6/25/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	270,000	269,325

Six Flags Entertainment Corp., 6.316%, Due 5/1/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	240,000	238,510

Voyager Parent LLC, Due 7/1/2032, Term Loan BF	350,000	350,371

		3,361,959

Food Service - 0.7%
Aramark Services, Inc., 6.199% - 6.316%, Due 6/22/2030, 2024 Term Loan B8, (1 mo. USD Secured Overnight Financing Rate + 2.000%, 3 mo. USD Secured Overnight Financing Rate + 2.000%)	87,782	87,855

Golden State Foods LLC, 8.226%, Due 12/4/2031, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	376,552	378,318

		466,173

Home Furnishings - 1.0%
AI Aqua Merger Sub, Inc., 7.280%, Due 7/31/2028, 2024 1st Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	595,000	595,030

Leisure Time - 1.2%
Alterra Mountain Co., 6.816%, Due 5/31/2030, 2025 Term Loan B8, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	30,000	30,019

GBT U.S. III LLC, 6.814%, Due 7/28/2031, 2025 Term Loan B1, (3 mo. USD Secured Overnight Financing Rate + 2.500%)	187,806	188,041

LC AHAB U.S. Bidco LLC, 7.316%, Due 5/1/2031, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	340,000	340,214

SGH2 LLC, 8.508%, Due 8/18/2032, 2025 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.500%)	175,000	175,005

		733,279

Lodging - 0.6%
Fertitta Entertainment LLC, 7.566%, Due 1/27/2029, 2022 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	350,000	349,608

Turquoise Topco Ltd., Due 7/31/2032, Term Loan BF	80,000	80,000

		429,608

Retail - 4.0%
Boots Group Bidco Ltd., Due 7/16/2032, Term LoanF	175,000	175,364

EG America LLC, 7.699%, Due 2/7/2028, 2025 USD Repriced Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	235,000	235,902

LBM Acquisition LLC, 8.210%, Due 6/6/2031, 2024 Incremental Term Loan BF	455,000	441,268

LSF9 Atlantis Holdings LLC, Due 3/31/2029, 2025 Repriced Term Loan BF	295,000	295,460

Michaels Cos., Inc., 8.807%, Due 4/17/2028, 2021 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	140,000	116,805

NPC International, Inc., Due 4/19/2026, 1st Lien Term LoanB C F	753,204	0

PetSmart, Inc., 8.360%, Due 8/18/2032, 2025 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	175,000	173,142

Staples, Inc., 10.046%, Due 9/4/2029, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.750%)	159,597	146,031

Whatabrands LLC, Due 8/3/2028, 2024 1st Lien Term Loan BF	600,000	599,952

White Cap Buyer LLC, 7.566%, Due 10/19/2029, 2024 Term Loan BF	332,804	332,837

		2,516,761

Total Consumer, Cyclical		9,856,580

See accompanying notes

American Beacon DoubleLine Floating Rate Income FundSM

Schedule of Investments

August 31, 2025

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 78.3% (continued)

Consumer, Non-Cyclical - 15.4%

Commercial Services - 7.9%
AlixPartners LLP, 6.316%, Due 8/12/2032, 2025 USD Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	$376,572	$375,001

Allied Universal Holdco LLC, Due 8/6/2032, 2025 Term Loan BF	345,000	345,980

Boost Newco Borrower LLC, 6.296%, Due 1/31/2031, 2025 USD Term Loan B2, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	91,029	91,052

Camelot U.S. Acquisition LLC, 7.066%, Due 1/31/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	645,000	640,646

Creative Artists Agency LLC, 6.816%, Due 10/1/2031, 2025 Repriced Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	188,318	188,587

EAB Global, Inc., 7.316%, Due 8/16/2030, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	230,000	225,975

Eagle Parent Corp., 8.546%, Due 4/2/2029, 2022 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	500,000	498,230

Garda World Security Corp., 7.362%, Due 2/1/2029, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	364,085	363,630

Grant Thornton Advisors LLC, 6.816%, Due 6/2/2031, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	590,131	588,473

Prime Security Services Borrower LLC, 6.005%, Due 3/7/2032, 2025 Incremental Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	940,389	931,653

Veritiv Corp., 8.296%, Due 11/30/2030, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	117,384	115,900

Vestis Corp., 6.448%, Due 2/22/2031, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	36,503	34,404

VT Topco, Inc., 7.280%, Due 8/9/2030, 2024 1st Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	187,804	187,862

Wand NewCo 3, Inc., 6.816%, Due 1/30/2031, 2025 Repriced Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	355,000	354,159

		4,941,552

Food - 1.4%
Froneri Lux FinCo SARL, Due 7/16/2032, 2025 Term LoanF	600,000	598,800
Sauer Brands, Inc.,
1.625%, Due 2/19/2032, Delayed Draw Term LoanG	21,275	21,365
7.316%, Due 2/19/2032, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	225,512	226,471

		846,636

Health Care - Services - 3.7%
ADMI Corp.,

7.805%, Due 12/23/2027, 2021 Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 3.375%)	90,783	81,857

8.180%, Due 12/23/2027, 2021 Incremental Term Loan B3, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	185,000	167,240

Aveanna Healthcare LLC, 8.049%, Due 7/17/2028, 2021 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	500,000	499,445

LifePoint Health, Inc., 7.660%, Due 5/19/2031, 2024 Incremental Term Loan B1, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	477,856	472,308

Parexel International Corp., 6.816%, Due 11/15/2028, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	585,000	585,304

Radiology Partners, Inc., 8.796%, Due 6/30/2032, 2025 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.500%)	350,000	349,853

Team Health Holdings, Inc., 8.796%, Due 6/23/2028, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.500%)	195,000	194,107

		2,350,114

Pharmaceuticals - 2.4%
Bausch Health Cos., Inc., 10.566%, Due 10/8/2030, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 6.250%)	110,000	108,381

Gainwell Acquisition Corp., 8.396%, Due 10/1/2027, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	500,000	490,875

See accompanying notes

American Beacon DoubleLine Floating Rate Income FundSM

Schedule of Investments

August 31, 2025

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 78.3% (continued)

Consumer, Non-Cyclical - 15.4% (continued)

Pharmaceuticals - 2.4% (continued)
Perrigo Investments LLC, 6.316%, Due 4/20/2029, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	$363,199	$363,046

Southern Veterinary Partners LLC, 6.819%, Due 12/4/2031, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.500%)	357,417	357,092

Vizient, Inc., 6.066%, Due 8/1/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	173,536	173,753

		1,493,147

Total Consumer, Non-Cyclical		9,631,449

Diversified - 0.2%

Holding Companies - Diversified - 0.2%
GC Ferry Acquisition I, Inc.,
Due 8/16/2032, Delayed Draw Term LoanF	17,500	17,285
Due 8/16/2032, Term LoanF	102,500	101,240

		118,525

Energy - 1.5%

Oil & Gas - 0.5%
Apro LLC, 8.107%, Due 7/9/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	335,000	334,374

Pipelines - 1.0%
Colossus Acquireco LLC, 6.050%, Due 7/30/2032, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 1.750%)	600,000	596,142

Total Energy		930,516

Financial - 9.9%

Diversified Financial Services - 3.0%
Focus Financial Partners LLC, 7.066%, Due 9/15/2031, 2025 Incremental Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	1,268,565	1,267,550

HighTower Holdings LLC, 7.071%, Due 2/3/2032, 2025 1st Lien Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	631,257	630,077

		1,897,627

Insurance - 4.7%
Acrisure LLC, 7.316%, Due 11/6/2030, 2024 1st Lien Term Loan B6, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	586,321	585,406

AmWINS Group, Inc., 6.566%, Due 1/30/2032, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	290,000	289,771

Ardonagh Midco 3 PLC, 6.950% - 7.046%, Due 2/15/2031, 2024 USD Term Loan BF	300,000	299,439
Asurion LLC,

9.680%, Due 1/20/2029, 2021 Second Lien Term Loan B4, (1 mo. USD Secured Overnight Financing Rate + 5.250%)	200,000	189,468

8.566%, Due 9/19/2030, 2025 Term Loan B13, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	300,000	296,400

HUB International Ltd., 6.575%, Due 6/20/2030, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	241,562	241,965

OneDigital Borrower LLC,
Due 7/2/2031, 2024 2nd Lien Term LoanF	60,000	60,525
7.316%, Due 7/2/2031, 2025 Repriced Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	785,000	784,356

Ryan Specialty Group LLC, 6.316%, Due 9/15/2031, 2024 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	181,601	182,010

		2,929,340

See accompanying notes

American Beacon DoubleLine Floating Rate Income FundSM

Schedule of Investments

August 31, 2025

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 78.3% (continued)

Financial - 9.9% (continued)

Investment Companies - 0.1%
Nvent Electric PLC, 7.316%, Due 1/30/2032, Term Loan BF	$35,233	$35,376

Real Estate - 0.4%
CoreLogic, Inc., 7.930%, Due 6/2/2028, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	300,000	298,950

REITS - 1.7%
Iron Mountain, Inc., 6.316%, Due 1/31/2031, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	910,000	909,208
Starwood Property Trust, Inc., Due 8/13/2032, 2025 Term Loan BF	125,000	124,844

		1,034,052

Total Financial		6,195,345

Industrial - 13.3%

Aerospace/Defense - 1.7%
Kaman Corp.,

6.794% - 6.949%, Due 2/26/2032, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%, 6 mo. USD Secured Overnight Financing Rate + 2.750%)	186,442	186,792

7.078%, Due 2/26/2032, 2025 Delayed Draw Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.750%)G	17,589	17,622

TransDigm, Inc., 6.695%, Due 8/19/2032, 2025 Term Loan M, (3 mo. USD Secured Overnight Financing Rate + 2.500%)	875,000	875,201

		1,079,615

Building Materials - 2.4%
Chamberlain Group, Inc., Due 7/22/2032, 2025 Term Loan BF	270,000	270,000
Cornerstone Building Brands, Inc., Due 5/15/2031, 2024 Term Loan BF	200,000	177,000

EMRLD Borrower LP,

6.449%, Due 5/31/2030, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	202,123	201,765

6.566%, Due 8/4/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	277,877	277,230

Quikrete Holdings, Inc., Due 2/10/2032, 2025 Term Loan BF	585,000	584,637

		1,510,632

Electronics - 0.3%
NorthPole Newco SARL,
Due 12/31/2025, 2022 RevolverB C H I J	279,682	0
Due 12/31/2025, 2022 Term LoanB C H I J	26,112	0
Due 12/31/2025, 2022 Term Loan B1B C H J	1,314,539	0
Due 12/31/2025, Term LoanH J	3,425,455	171,273

		171,273

Engineering & Construction - 2.7%
Brand Industrial Services, Inc., Due 8/1/2030, 2024 Term Loan BF	200,000	175,200

Brown Group Holding LLC, 6.816%, Due 7/1/2031, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	350,000	349,611

DG Investment Intermediate Holdings 2, Inc.,

7.973%, Due 7/9/2032, 2025 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	520,000	521,300

9.816%, Due 7/31/2033, 2025 2nd Lien Term Loan, (1 mo. USD Secured Overnight Financing Rate + 5.500%)	45,000	44,663

KKR Apple Bidco LLC, 6.816%, Due 9/23/2031, 2025 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	585,000	584,889

		1,675,663

See accompanying notes

American Beacon DoubleLine Floating Rate Income FundSM

Schedule of Investments

August 31, 2025

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 78.3% (continued)

Industrial - 13.3% (continued)

Environmental Control - 1.6%
GFL Environmental, Inc., 6.671%, Due 3/3/2032, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.500%)	$182,514	$182,229

Harsco Corp., 6.680%, Due 6/9/2028, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	475,000	471,143

Madison IAQ LLC, 6.702%, Due 6/21/2028, Term Loan, (6 mo. USD Secured Overnight Financing Rate + 2.500%)	354,236	354,619

		1,007,991

Hand/Machine Tools - 0.5%
Madison Safety & Flow LLC, 7.066%, Due 9/26/2031, 2025 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	299,585	300,483

Machinery - Construction & Mining - 0.8%
Vertiv Group Corp., 6.030%, Due 8/12/2032, 2025 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	500,000	499,655

Machinery - Diversified - 1.4%

Titan Acquisition Ltd., 8.666% - 8.796%, Due 2/15/2029, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.500%, 6 mo. USD Secured Overnight Financing Rate + 4.500%)	355,000	355,944

TK Elevator Midco GmbH, 7.197%, Due 4/30/2030, 2025 USD Term Loan B, (6 mo. USD Secured Overnight Financing Rate + 3.000%)	489,951	491,539

		847,483

Metal Fabricate/Hardware - 0.1%
Tiger Acquisition LLC, 6.704%, Due 8/23/2032, 2025 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.500%)	50,000	49,988

Packaging & Containers - 1.4%

Clydesdale Acquisition Holdings, Inc., Due 4/13/2029, Term Loan BF	390,000	389,462

Graham Packaging Co., Inc., 6.816%, Due 8/4/2027, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	371,337	371,445

Trident TPI Holdings, Inc., 8.046%, Due 9/15/2028, 2024 Term Loan B7, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	115,000	109,783

		870,690

Transportation - 0.4%
Kenan Advantage Group, Inc., 7.566%, Due 1/25/2029, 2024 Term Loan B4F	287,801	281,775

Total Industrial		8,295,248

Technology - 10.0%

Computers - 1.2%

Amentum Government Services Holdings LLC, 6.566%, Due 9/29/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	480,469	480,257

McAfee LLC, 7.223%, Due 3/1/2029, 2024 USD 1st Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	300,000	285,375

		765,632

Software - 8.8%

Ascend Learning LLC, 7.316%, Due 12/11/2028, 2025 Repriced Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	610,000	609,427

AthenaHealth Group, Inc., 7.066%, Due 2/15/2029, 2022 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	592,058	591,442
Boxer Parent Co., Inc.,

7.199%, Due 7/30/2031, 2025 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	595,000	593,911

9.949%, Due 7/30/2032, 2024 2nd Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.750%)	105,000	102,638

See accompanying notes

American Beacon DoubleLine Floating Rate Income FundSM

Schedule of Investments

August 31, 2025

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 78.3% (continued)

Technology - 10.0% (continued)

Software - 8.8% (continued)

Central Parent, Inc., 7.546%, Due 7/6/2029, 2024 Term Loan BF	$63,989	$53,396

Clearwater Analytics LLC, 6.460%, Due 4/21/2032, 2025 Term Loan B, (6 mo. USD Secured Overnight Financing Rate + 2.250%)	79,207	79,257

Cloud Software Group, Inc., 7.483%, Due 8/13/2032, 2025 Term Loan B (2032)F	188,111	188,378

Cotiviti Corp., 7.030%, Due 5/1/2031, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	1,195,000	1,194,259

Finastra USA, Inc., Due 7/30/2032, 2025 1st Lien Term LoanF	105,000	104,245

Mitchell International, Inc., 7.566%, Due 6/17/2031, 2024 1st Lien Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	340,703	341,091

Open Text Corp., 6.066%, Due 1/31/2030, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	187,214	187,027

Polaris Newco LLC, 8.320%, Due 6/2/2028, USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	240,000	227,563

RealPage, Inc., 7.557%, Due 4/24/2028, 1st Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	350,000	349,405

UKG, Inc., 6.810%, Due 2/10/2031, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.500%)	600,000	599,502

Zelis Payments Buyer, Inc., Due 11/26/2031, 5th Amendment Term LoanF	295,000	295,186

		5,516,727

Total Technology		6,282,359

Utilities - 1.2%

Electric - 1.2%

Alpha Generation LLC, 6.316%, Due 9/30/2031, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	187,804	187,413

Cornerstone Generation LLC, 7.476%, Due 8/11/2032, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	188,750	189,883

NRG Energy, Inc., 6.064% - 6.066%, Due 4/16/2031, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 1.750%, 3 mo. USD Secured Overnight Financing Rate + 1.750%)	345,000	345,279

		722,575

Total Utilities		722,575

Total Bank Loan Obligations (Cost $54,605,759)		48,992,459

CORPORATE OBLIGATIONS - 3.2%

Basic Materials - 0.0%

Chemicals - 0.0%

Celanese U.S. Holdings LLC,
6.500%, Due 4/15/2030	5,000	5,046
6.750%, Due 4/15/2033	5,000	5,036

		10,082

Communications - 0.1%

Advertising - 0.0%
Clear Channel Outdoor Holdings, Inc., 7.125%, Due 2/15/2031K	5,000	5,078

Internet - 0.0%
Wayfair LLC, 7.250%, Due 10/31/2029K	5,000	5,094

Media - 0.1%
DISH DBS Corp.,
5.750%, Due 12/1/2028K	10,000	9,410
5.125%, Due 6/1/2029	5,000	4,127
Gray Media, Inc.,
9.625%, Due 7/15/2032K	10,000	10,055
7.250%, Due 8/15/2033K	5,000	4,924

See accompanying notes

American Beacon DoubleLine Floating Rate Income FundSM

Schedule of Investments

August 31, 2025

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 3.2% (continued)

Communications - 0.1% (continued)

Media - 0.1% (continued)
Univision Communications, Inc., 7.375%, Due 6/30/2030K	$5,000	$5,027

		33,543

Total Communications		43,715

Consumer, Cyclical - 0.6%

Auto Parts & Equipment - 0.0%
Qnity Electronics, Inc., 6.250%, Due 8/15/2033K	10,000	10,333

Entertainment - 0.1%
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.625%, Due 2/1/2033K	30,000	30,343
Warnermedia Holdings, Inc.,
4.054%, Due 3/15/2029, WI	10,000	9,500
4.279%, Due 3/15/2032	5,000	4,315
5.050%, Due 3/15/2042	5,000	3,369

		47,527

Food Service - 0.2%
Aramark Services, Inc., 5.000%, Due 2/1/2028K	139,000	138,048

Leisure Time - 0.0%
Carnival Corp., 5.750%, Due 8/1/2032K	10,000	10,175

Lodging - 0.2%
Hilton Domestic Operating Co., Inc., 3.625%, Due 2/15/2032K	127,000	115,927

Retail - 0.1%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.750%, Due 1/15/2030K	5,000	4,702
Staples, Inc., 10.750%, Due 9/1/2029K	10,000	9,575
Victra Holdings LLC/Victra Finance Corp., 8.750%, Due 9/15/2029K	15,000	15,690

		29,967

Total Consumer, Cyclical		351,977

Consumer, Non-Cyclical - 0.8%

Food - 0.6%
Mars, Inc., 1.625%, Due 7/16/2032K	128,000	107,229
Mondelez International, Inc., 1.875%, Due 10/15/2032	127,000	107,356
U.S. Foods, Inc., 5.750%, Due 4/15/2033K	139,000	139,707

		354,292

Health Care - Products - 0.0%
Medline Borrower LP, 5.250%, Due 10/1/2029K	25,000	24,758

Health Care - Services - 0.2%
IQVIA, Inc., 5.000%, Due 5/15/2027K	139,000	138,467

Total Consumer, Non-Cyclical		517,517

Energy - 0.1%

Oil & Gas - 0.0%
Nabors Industries, Inc., 9.125%, Due 1/31/2030K	10,000	10,247

Pipelines - 0.1%
Venture Global LNG, Inc., 8.375%, Due 6/1/2031K	20,000	20,983
Venture Global Plaquemines LNG LLC, 6.500%, Due 1/15/2034K	10,000	10,440

		31,423

Total Energy		41,670

See accompanying notes

American Beacon DoubleLine Floating Rate Income FundSM

Schedule of Investments

August 31, 2025

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 3.2% (continued)

Financial - 0.2%

Insurance - 0.0%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, Due 11/1/2029K	$10,000	$10,378

REITS - 0.2%
SBA Communications Corp., 3.875%, Due 2/15/2027	139,000	136,637

Total Financial		147,015

Industrial - 0.7%

Aerospace/Defense - 0.0%
TransDigm, Inc.,
6.250%, Due 1/31/2034K	5,000	5,129
6.750%, Due 1/31/2034K	5,000	5,160

		10,289

Building Materials - 0.1%
Cornerstone Building Brands, Inc., 9.500%, Due 8/15/2029K	10,000	9,620
Quikrete Holdings, Inc., 6.750%, Due 3/1/2033K	35,000	36,279

		45,899

Environmental Control - 0.2%
Madison IAQ LLC, 5.875%, Due 6/30/2029K	139,000	137,615

Machinery - Construction & Mining - 0.2%
Vertiv Group Corp., 4.125%, Due 11/15/2028K	139,000	135,683

Transportation - 0.2%
Genesee & Wyoming, Inc., 6.250%, Due 4/15/2032K	139,000	141,340

Total Industrial		470,826

Technology - 0.7%

Semiconductors - 0.2%
Entegris, Inc., 4.750%, Due 4/15/2029K	139,000	136,989

Software - 0.5%
Cloud Software Group, Inc., 6.625%, Due 8/15/2033K	10,000	10,136
CoreWeave, Inc., 9.250%, Due 6/1/2030K	5,000	5,018
SS&C Technologies, Inc., 5.500%, Due 9/30/2027K	276,000	276,092

		291,246

Total Technology		428,235

Total Corporate Obligations (Cost $1,994,465)		2,011,037

FOREIGN CORPORATE OBLIGATIONS - 0.2%

Industrial - 0.2%

Machinery - Diversified - 0.2%
TK Elevator U.S. Newco, Inc., 5.250%, Due 7/15/2027K	139,000	138,600

Transportation - 0.0%
Seaspan Corp., 5.500%, Due 8/1/2029K	15,000	14,218

Total Industrial		152,818

Total Foreign Corporate Obligations (Cost $152,328)		152,818

See accompanying notes

American Beacon DoubleLine Floating Rate Income FundSM

Schedule of Investments

August 31, 2025

	Shares	Fair Value

EXCHANGE-TRADED INSTRUMENTS - 11.1%

Domestic Fixed Income - 3.0%
SPDR Blackstone Senior Loan ETF	45,799	$1,905,239

Exchange-Traded Funds - 8.1%
Invesco Senior Loan ETF	241,497	5,052,117

Total Exchange-Traded Instruments (Cost $6,917,491)		6,957,356

SHORT-TERM INVESTMENTS - 19.8% (Cost $12,420,767)

Investment Companies - 19.8%
American Beacon U.S. Government Money Market Select Fund, 4.24%L M	12,420,767	12,420,767

TOTAL INVESTMENTS - 112.7% (Cost $80,040,253)		70,576,447
LIABILITIES, NET OF OTHER ASSETS - (12.7)%		(7,954,142)

TOTAL NET ASSETS - 100.0%		$62,622,305

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Value was determined using significant unobservable inputs.

C Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $0 or 0.00% of net assets.

D A type of Preferred Stock that has no maturity date.

E Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

F Coupon rates may not be available for all or a portion of bank loans that are unsettled and/or unfunded as of August 31, 2025.

G All or a portion of the security is an Unfunded Loan Commitment. The rate represents the current interest rate if the loan is partially funded.

H Default Security. At period end, the amount of securities in default was $171,273 or 0.27% of net assets.

I Zero coupon bank loan.

J Fixed Rate.

K Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,888,469 or 3.02% of net assets. The Fund has no right to demand registration of these securities.

L The Fund is affiliated by having the same investment advisor.

M 7-day yield.

ETF - Exchange-Traded Fund.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

REITs - Real Estate Investment Trusts.

SPDR - Standard & Poor’s Depositary Receipt.

USD - United States Dollar.

See accompanying notes

American Beacon DoubleLine Floating Rate Income FundSM

Schedule of Investments

August 31, 2025

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of August 31, 2025, the investments were classified as described below:

American Beacon DoubleLine Floating Rate Income Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$–	$42,010	$0	(1)	$42,010	(1)
Preferred Stocks	–	–	0	(1)	0	(1)
Bank Loan Obligations	–	48,992,459	0	(1)	48,992,459	(1)
Corporate Obligations	–	2,011,037	–		2,011,037
Foreign Corporate Obligations	–	152,818	–		152,818
Exchange-Traded Instruments	6,957,356	–	–		6,957,356
Short-Term Investments	12,420,767	–	–		12,420,767

Total Investments in Securities - Assets	$19,378,123	$51,198,324	$0	(1)	$70,576,447

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended August 31, 2025, one preferred stock with $0 fair value was transferred into Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2024		Purchases	Sales	Accrued Discount (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balance as of 8/31/2025		Unrealized Appreciation (Depreciation) at Year End*
Common Stocks	$519,491	(1)	$–	$–	$–	$–	$(519,491)	$–		$–	$0	(1)	$(2,638,302)
Preferred Stocks	–		–	–	–	–	–	0	(1)	–	0	(1)	(339,302)
Bank Loan Obligations	3,626,660	(1)	1,492,308	3,337,640	(9,377)	(3,275,032)	1,503,081	–		–	0	(1)	(2,317,248)

	$4,146,151(1)		$1,492,308	$3,337,640	$(9,377)	$(3,275,032)	$983,590	$–		$–	$0	(1)	$(5,294,852)

*

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at year end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.

(1)	Investments held in the Fund’s portfolio with $0 fair value.

For the year ended August 31, 2025, three common stocks, one preferred stock and four bank loan obligations have been fair valued at $0 by the Valuation Committee due to the use of significant unobservable inputs.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

August 31, 2025

	Shares	Fair Value

FOREIGN COMMON STOCKS - 0.4% (Cost $10,322,247)

Consumer Staples - 0.4%

Food Products - 0.4%
Nova Austral SAA B C	10,322,247	$6,987,573

PREFERRED STOCKS - 3.9%

Financials - 3.9%

Banks - 0.1%
Synovus Financial Corp., Series D, 7.785%, (3 mo. USD Term SOFR + 3.614%)D E	75,697	1,925,345

Mortgage Real Estate Investment Trusts (REITs) - 3.8%
AGNC Investment Corp.,
Series C, 9.544%, (3 mo. USD Term SOFR + 5.373%)D E	298,378	7,614,607
Series D, 8.911%, (3 mo. USD Term SOFR + 4.594%)D E	239,065	5,998,141
Series E, 9.572%, (3 mo. USD Term SOFR + 5.255%)D E	640,201	16,273,909
Series F, 9.276%, (3 mo. USD Term SOFR + 4.959%)D E	308,977	7,773,861
Annaly Capital Management, Inc.,
Series F, 9.426%, (3 mo. USD Term SOFR + 5.255%)D E	689,787	17,775,811
Series G, 8.605%, (3 mo. USD Term SOFR + 4.434%)D E	560,157	14,222,386
Series I, 9.422%, (3 mo. USD Term SOFR + 5.251%)D E	198,139	5,088,210

		74,746,925

Total Financials		76,672,270

Total Preferred Stocks (Cost $74,735,559)		76,672,270

	Principal Amount

CORPORATE OBLIGATIONS - 62.5%

Communications - 1.5%

Internet - 0.6%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, Due 3/1/2029F	$12,435,000	11,781,042

Telecommunications - 0.9%
Ciena Corp., 4.000%, Due 1/31/2030F	17,687,000	16,791,974

Total Communications		28,573,016

Consumer, Cyclical - 9.8%

Apparel - 0.2%
Hanesbrands, Inc., 9.000%, Due 2/15/2031F	3,995,000	4,247,867

Entertainment - 3.7%
Churchill Downs, Inc., 6.750%, Due 5/1/2031F	23,942,000	24,572,561
SeaWorld Parks & Entertainment, Inc., 5.250%, Due 8/15/2029F	24,571,000	24,116,795
Vail Resorts, Inc., 6.500%, Due 5/15/2032F	22,700,000	23,518,925

		72,208,281

Leisure Time - 1.0%
Life Time, Inc., 6.000%, Due 11/15/2031F	19,330,000	19,535,604

Lodging - 2.5%
Boyd Gaming Corp., 4.750%, Due 6/15/2031F	28,973,000	27,887,373
Station Casinos LLC,
4.500%, Due 2/15/2028F	3,938,000	3,881,475
4.625%, Due 12/1/2031F	18,015,000	17,049,389

		48,818,237

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

August 31, 2025

	Principal Amount		Fair Value

CORPORATE OBLIGATIONS - 62.5% (continued)

Consumer, Cyclical - 9.8% (continued)

Retail - 2.4%
FirstCash, Inc., 6.875%, Due 3/1/2032F		$27,025,000	$28,040,816
QVC, Inc., 6.875%, Due 4/15/2029F		38,811,000	18,663,985

			46,704,801

Total Consumer, Cyclical			191,514,790

Consumer, Non-Cyclical - 25.5%

Agriculture - 1.3%
Turning Point Brands, Inc., 7.625%, Due 3/15/2032F		23,245,000	24,294,372

Commercial Services - 5.2%
AMN Healthcare, Inc., 4.625%, Due 10/1/2027F		23,826,000	23,440,553
Carriage Services, Inc., 4.250%, Due 5/15/2029F		24,431,000	23,047,064
CPI CG, Inc., 10.000%, Due 7/15/2029F		19,494,000	20,405,345
GEO Group, Inc., 10.250%, Due 4/15/2031		31,475,000	34,697,192

			101,590,154

Cosmetics/Personal Care - 1.0%
Prestige Brands, Inc., 3.750%, Due 4/1/2031F		20,355,000	18,756,017

Food - 4.0%
Post Holdings, Inc., 6.250%, Due 10/15/2034F		21,825,000	21,958,809

Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, Due 3/1/2029F		25,980,000	24,946,835
TreeHouse Foods, Inc., 4.000%, Due 9/1/2028		32,745,000	30,411,142

			77,316,786

Health Care - Products - 4.6%
Avantor Funding, Inc.,
3.875%, Due 7/15/2028F	EUR	5,000,000	5,841,585
4.625%, Due 7/15/2028F		$9,255,000	9,108,431
3.875%, Due 11/1/2029F		3,525,000	3,349,353
Insulet Corp., 6.500%, Due 4/1/2033F		9,250,000	9,589,595
Medline Borrower LP, 3.875%, Due 4/1/2029F		20,300,000	19,492,371
Neogen Food Safety Corp., 8.625%, Due 7/20/2030F		21,279,000	22,282,284
Teleflex, Inc., 4.250%, Due 6/1/2028F		19,625,000	19,228,918

			88,892,537

Health Care - Services - 8.4%
Acadia Healthcare Co., Inc.,
5.500%, Due 7/1/2028F		19,953,000	19,851,110
5.000%, Due 4/15/2029F		6,345,000	6,201,559
Charles River Laboratories International, Inc., 4.000%, Due 3/15/2031F		28,948,000	26,774,929
Concentra Health Services, Inc., 6.875%, Due 7/15/2032F		22,700,000	23,533,499
Encompass Health Corp., 4.750%, Due 2/1/2030		16,840,000	16,601,652
Pediatrix Medical Group, Inc., 5.375%, Due 2/15/2030F		23,630,000	23,375,552
Select Medical Corp., 6.250%, Due 12/1/2032F		23,480,000	23,639,523
Tenet Healthcare Corp., 6.750%, Due 5/15/2031		23,265,000	24,181,245

			164,159,069

Pharmaceuticals - 1.0%
Option Care Health, Inc., 4.375%, Due 10/31/2029F		19,920,000	19,206,312

Total Consumer, Non-Cyclical			494,215,247

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

August 31, 2025

	Principal Amount		Fair Value

CORPORATE OBLIGATIONS - 62.5% (continued)

Energy - 4.4%

Oil & Gas - 4.4%
Helix Energy Solutions Group, Inc., 9.750%, Due 3/1/2029F		$13,385,000	$13,920,360
Noble Finance II LLC, 8.000%, Due 4/15/2030F		1,275,000	1,320,251
Tidewater, Inc., 9.125%, Due 7/15/2030F		27,890,000	29,756,729
Transocean, Inc.,
8.000%, Due 2/1/2027F		9,530,000	9,507,991
7.500%, Due 4/15/2031		25,685,000	22,948,659
6.800%, Due 3/15/2038		4,850,000	3,815,653
Valaris Ltd., 8.375%, Due 4/30/2030F		5,100,000	5,309,416

			86,579,059

Total Energy			86,579,059

Financial - 9.5%

Diversified Financial Services - 5.5%
Encore Capital Group, Inc.,
4.250%, Due 6/1/2028F	GBP	19,445,000	25,159,890
9.250%, Due 4/1/2029F		$3,335,000	3,521,391
EZCORP, Inc., 7.375%, Due 4/1/2032F		16,085,000	16,959,220
Jefferson Capital Holdings LLC,
9.500%, Due 2/15/2029F		2,592,000	2,753,627
8.250%, Due 5/15/2030F		15,135,000	15,850,341
PRA Group, Inc.,
5.000%, Due 10/1/2029F		10,125,000	9,514,530
8.875%, Due 1/31/2030F		9,115,000	9,581,615
Rfna LP, 7.875%, Due 2/15/2030F		23,000,000	23,803,850

			107,144,464

Real Estate - 3.4%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.,
5.750%, Due 1/15/2029F		12,875,000	11,924,727
5.250%, Due 4/15/2030F		36,490,000	31,967,251
Greystar Real Estate Partners LLC, 7.750%, Due 9/1/2030F		21,233,000	22,479,356

			66,371,334

REITS - 0.6%
Iron Mountain Information Management Services, Inc., 5.000%, Due 7/15/2032F		11,925,000	11,463,205

Total Financial			184,979,003

Industrial - 4.7%

Aerospace/Defense - 1.2%
AAR Escrow Issuer LLC, 6.750%, Due 3/15/2029F		22,760,000	23,456,206

Electronics - 0.9%
TTM Technologies, Inc., 4.000%, Due 3/1/2029F		19,306,000	18,465,928

Machinery - Construction & Mining - 0.9%
BWX Technologies, Inc., 4.125%, Due 4/15/2029F		18,742,000	18,037,470

Miscellaneous Manufacturing - 1.0%
Axon Enterprise, Inc., 6.250%, Due 3/15/2033F		18,772,000	19,405,142

Packaging & Containers - 0.7%
Sealed Air Corp., 6.500%, Due 7/15/2032F		14,000,000	14,473,242

Total Industrial			93,837,988

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

August 31, 2025

	Principal Amount		Fair Value

CORPORATE OBLIGATIONS - 62.5% (continued)

Technology - 7.1%

Computers - 5.6%
Amentum Holdings, Inc., 7.250%, Due 8/1/2032F		$23,016,879	$24,005,385
Booz Allen Hamilton, Inc.,
3.875%, Due 9/1/2028F		6,246,000	6,101,696
5.950%, Due 8/4/2033		13,060,000	13,628,436
CACI International, Inc., 6.375%, Due 6/15/2033F		23,275,000	24,020,801
Gartner, Inc., 3.750%, Due 10/1/2030F		13,155,000	12,378,431
KBR, Inc., 4.750%, Due 9/30/2028F		16,221,000	15,632,502
Science Applications International Corp., 4.875%, Due 4/1/2028F		14,098,000	13,903,947

			109,671,198

Semiconductors - 1.5%
Entegris, Inc., 5.950%, Due 6/15/2030F		14,220,000	14,401,731
Qorvo, Inc., 3.375%, Due 4/1/2031F		16,500,000	15,002,728

			29,404,459

Total Technology			139,075,657

Total Corporate Obligations (Cost $1,209,979,354)			1,218,774,760

FOREIGN CONVERTIBLE OBLIGATIONS - 1.4%

Consumer, Non-Cyclical - 0.5%

Biotechnology - 0.5%
Pharming Group NV, 4.500%, Due 4/25/2029I	EUR	7,000,000	10,130,679

Energy - 0.9%

Oil & Gas - 0.9%
Borr Drilling Ltd., 5.000%, Due 2/8/2028I		$20,400,000	18,104,235

Total Foreign Convertible Obligations (Cost $26,392,887)			28,234,914

FOREIGN CORPORATE OBLIGATIONS - 28.6%

Basic Materials - 1.5%

Chemicals - 1.5%
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031F		27,750,000	29,367,270

Communications - 0.6%

Internet - 0.6%
Momox Holding AG, 8.475%, Due 12/16/2028, (3 mo. EURIBOR + 6.500%)D	EUR	9,900,000	11,767,321

Consumer, Cyclical - 3.7%

Distribution/Wholesale - 0.9%
Magellan Bidco SARL, 7.023%, Due 12/19/2029, (3 mo. EURIBOR + 5.000%)D I		14,600,000	17,507,572

Entertainment - 1.7%
Flutter Treasury DAC,
6.375%, Due 4/29/2029F		$18,890,000	19,569,020
5.875%, Due 6/4/2031F		12,990,000	13,226,548

			32,795,568

Leisure Time - 1.1%
Cruise Yacht Upper HoldCo Ltd., 11.875%, Due 7/5/2028		27,000,000	21,718,325

Total Consumer, Cyclical			72,021,465

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

August 31, 2025

	Principal Amount		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 28.6% (continued)

Consumer, Non-Cyclical - 2.4%

Food - 1.7%
Minerva Luxembourg SA, 8.875%, Due 9/13/2033F		$25,605,000	$28,114,480
Nova Austral SA,
12.143%, Due 11/3/2026B C G		561,205	561,205
12.295%, Due 11/30/2026B C G		1,997,977	1,997,977
10.000%, Due 4/30/2027 B C		3,883,548	3,883,548
Due 11/30/2100 B C H		4,098,252	410

			34,557,620

Pharmaceuticals - 0.7%
180 Medical, Inc., 3.875%, Due 10/15/2029F		14,000,000	13,433,616

Total Consumer, Non-Cyclical			47,991,236

Energy - 11.5%

Oil & Gas - 11.5%
Archer Norge AS, 9.500%, Due 2/25/2030		23,500,000	24,853,220
Borr IHC Ltd./Borr Finance LLC, 10.375%, Due 11/15/2030F		23,263,058	23,407,432
CES Energy Solutions Corp., 6.875%, Due 5/24/2029F	CAD	11,715,000	8,775,481
Floatel International Ltd., 9.750%, Due 4/10/2029		$24,801,843	21,947,698
Nynas AB, 11.750%, Due 6/17/2028I		3,750,000	3,858,311
Odfjell Rig III Ltd., 9.250%, Due 5/31/2028		7,213,290	7,502,824
Paratus Energy Services Ltd., 9.500%, Due 6/27/2029		34,800,000	34,831,645
Seadrill Finance Ltd., 8.375%, Due 8/1/2030F		20,505,000	21,299,979
Secure Waste Infrastructure Corp., 6.750%, Due 3/22/2029F	CAD	10,220,000	7,627,699
Shearwater GeoServices AS, 9.500%, Due 4/3/2029		$14,800,000	13,430,636
TGS ASA, 8.500%, Due 1/15/2030F		22,495,000	22,954,780
Viridien,
8.500%, Due 10/15/2030F	EUR	4,050,000	4,747,053
10.000%, Due 10/15/2030F		$29,270,000	29,250,393

			224,487,151

Total Energy			224,487,151

Financial - 2.7%

Real Estate - 2.7%
Heimstaden AB, 8.375%, Due 1/29/2030I	EUR	6,145,000	7,457,494
Heimstaden Bostad AB, 2.625%, Due 2/1/2027, (5 yr. EUR Swap + 3.149%)D I J		6,870,000	7,708,609
Samhallsbyggnadsbolaget I Norden Holding AB,
2.250%, Due 7/12/2027I		31,750,000	34,268,052
1.125%, Due 9/26/2029I		4,480,000	3,999,241

			53,433,396

Total Financial			53,433,396

Industrial - 5.1%

Aerospace/Defense - 0.4%
Czechoslovak Group AS, 6.500%, Due 1/10/2031F		$6,755,000	6,917,722

Machinery - Diversified - 1.7%
ATS Corp.,
4.125%, Due 12/15/2028F		10,615,000	10,154,694
6.500%, Due 8/21/2032F	CAD	31,500,000	23,223,323

			33,378,017

Transportation - 3.0%
Euronav Luxembourg SA, 6.250%, Due 9/14/2026		$26,450,000	26,324,861
Scorpio Tankers, Inc., 7.500%, Due 1/30/2030		16,500,000	16,799,493
TORM PLC, 8.250%, Due 1/25/2029		15,600,000	16,152,265

			59,276,619

Total Industrial			99,572,358

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

August 31, 2025

	Principal Amount		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 28.6% (continued)

Technology - 1.1%

Software - 1.1%
Verve Group SE, 5.939%, Due 4/1/2029, (3 mo. EURIBOR + 4.000%)D I	EUR	18,510,000	$21,426,560

Total Foreign Corporate Obligations (Cost $547,210,153)			560,066,757

	Shares

SHORT-TERM INVESTMENTS - 1.3% (Cost $26,101,194)

Investment Companies - 1.3%
American Beacon U.S. Government Money Market Select Fund, 4.24%K L		$26,101,194	$26,101,194

TOTAL INVESTMENTS - 98.1% (Cost $1,894,741,394)			1,916,837,468
OTHER ASSETS, NET OF LIABILITIES - 1.9%			36,786,144

TOTAL NET ASSETS - 100.0%			$1,953,623,612

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Value was determined using significant unobservable inputs.

C Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $13,430,713 or 0.7% of net assets.

D Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on August 31, 2025.

E A type of Preferred Stock that has no maturity date.

F Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,334,560,271 or 68.3% of net assets. The Fund has no right to demand registration of these securities.

G Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

H Zero coupon bond.

I Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

J Perpetual maturity. The date shown, if any, is the next call date.

K The Fund is affiliated by having the same investment advisor.

L 7-day yield.

DAC - Designated Activity Company.

EURIBOR - Euro Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

Short Futures Contracts Open on August 31, 2025:

Currency Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME British Pound Currency Futures	300	September 2025	$(25,480,915)	$(25,336,875)	$144,040
CME Canadian Dollar Currency Futures	548	September 2025	(40,311,621)	(39,949,200)	362,421
CME Euro Foreign Exchange Currency Futures	475	September 2025	(68,556,671)	(69,531,094)	(974,423)

			$(134,349,207)	$(134,817,169)	$(467,962)

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

August 31, 2025

Forward Foreign Currency Contracts Open on August 31, 2025:
Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	55,895,000	EUR	60,526,453	12/7/2027	GST	$-	$(4,631,453)	$(4,631,453)

						$-	$(4,631,453)	$(4,631,453)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
GST	Goldman Sachs International

Currency Abbreviations:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of August 31, 2025, the investments were classified as described below:

SiM High Yield Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks	$–	$–	$6,987,573	$6,987,573
Preferred Stocks	74,746,925	1,925,345	–	76,672,270
Corporate Obligations	–	1,218,774,760	–	1,218,774,760
Foreign Convertible Obligations	–	28,234,914	–	28,234,914
Foreign Corporate Obligations	–	553,623,617	6,443,140	560,066,757
Short-Term Investments	26,101,194	–	–	26,101,194

Total Investments in Securities - Assets	$100,848,119	$1,802,558,636	$13,430,713	$1,916,837,468

Financial Derivative Instruments - Assets
Futures Contracts	$506,461	$–	$–	$506,461

Total Financial Derivative Instruments - Assets	$506,461	$–	$–	$506,461

Financial Derivative Instruments - Liabilities
Futures Contracts	$(974,423)	$–	$–	$(974,423)
Forward Foreign Currency Contracts	–	(4,631,453)	–	(4,631,453)

Total Financial Derivative Instruments - Liabilities	$(974,423)	$(4,631,453)	$–	$(5,605,876)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended August 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

August 31, 2025

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2024		Purchases	Sales	Accrued Discount (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 8/31/2025	Unrealized Appreciation (Depreciation) at Year End*
Foreign Common Stocks	$–		$10,322,247	$–	$–	$–	$(3,334,674)	$–	$–	$6,987,573	$(3,334,674)
Bank Loan Obligations	3,598,629		–	3,598,629	196,169	(646,868)	450,699	–	–	–	–
Foreign Corporate Obligations	10,246,867	(1)	6,442,904	24,818,822	165,331	(30,449,321)	44,856,181	–	–	6,443,140	–

	$13,845,496		$16,765,151	$28,417,451	$361,500	$(31,096,189)	$41,972,206	$–	$–	$13,430,713	$(3,334,674)

*

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at year end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.

(1)	Investments held in the Fund’s portfolio with $0 fair value.

For the year ended August 31, 2025, one Foreign Common Stock has been fair valued at $6,987,573 and four Foreign Corporate Obligations have been valued at $6,443,140 by the Valuation Committee due to the use of significant unobservable inputs.

Security Type	Fair Value At 8/31/2025	Valuation Technique	Unobservable Inputs	Input Assumptions	Fair Value At 8/31/2025 per share
Foreign Common Stocks	6,987,573.00	Enterprise Value Method	EBITDA Estimate, EBITDA Comparable, Illiquidity Discount	7.0x	0.676943 USD

Foreign Corporate Obligations	6,442,730.00	Enterprise Value Method	EBITDA Estimate, EBITDA Comparable, Illiquidity Discount	7.0x	100.00 USD

Foreign Corporate Obligations	410.00	Enterprise Value Method	EBITDA Estimate, EBITDA Comparable, Illiquidity Discount	7.0x	0.01 USD

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

August 31, 2025

	DoubleLine Floating Rate Income Fund	SiM High Yield Opportunities Fund
Assets:
Investments in unaffiliated securities, at fair value†	$58,155,680	$1,890,736,274
Investments in affiliated securities, at fair value‡	12,420,767	26,101,194
Foreign currency, at fair value (Note 1)^	-	979,568
Cash	1,003,561	-
Cash collateral held at custodian for the benefit of the broker	-	4,740,000
Dividends and interest receivable	795,300	34,816,079
Deposits with broker for futures contracts	-	3,260,728
Receivable for investments sold	8,796,900	2,780,178
Receivable for fund shares sold	1,117	4,554,696
Receivable for tax reclaims	-	59,044
Receivable for expense reimbursement (Note 2)	112,631	76,626
Prepaid expenses	44,254	76,401

Total assets	81,330,210	1,968,180,788

Liabilities:
Payable for investments purchased	18,399,441	1,382,231
Payable for fund shares redeemed	87,821	4,587,698
Cash due to custodian	-	977,762
Dividends payable	-	783,105
Unfunded loan commitments	37,175	-
Management and sub-advisory fees payable (Note 2)	25,870	1,169,040
Service fees payable (Note 2)	11,206	59,095
Transfer agent fees payable (Note 2)	4,898	140,635
Custody and fund accounting fees payable	56,097	183,460
Professional fees payable	72,865	91,661
Trustee fees payable (Note 2)	514	3,808
Payable for prospectus and shareholder reports	8,347	78,134
Unrealized depreciation from forward foreign currency contracts	-	4,631,453
Payable for variation margin from open futures contracts (Note 5)	-	459,532
Other liabilities	3,671	9,562

Total liabilities	18,707,905	14,557,176

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$62,622,305	$1,953,623,612

Analysis of net assets:
Paid-in-capital	$353,310,589	$1,989,607,838
Total distributable earnings (deficits)A	(290,688,284)	(35,984,226)

Net assets	$62,622,305	$1,953,623,612

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

August 31, 2025

	DoubleLine Floating Rate Income Fund	SiM High Yield Opportunities Fund
Shares outstanding at no par value (unlimited shares authorized):
R5 Class	1,724,640	33,947,174

Y Class	3,557,700	158,850,789

Investor Class	1,146,270	6,626,651

A Class	1,271,768	5,069,298

C Class	802,407	2,801,507

Net assets:
R5 Class	$12,694,769	$320,074,192

Y Class	$26,212,666	$1,497,231,342

Investor Class	$8,418,553	$62,218,171

A Class	$9,359,637	$47,571,358

C Class	$5,936,680	$26,528,549

Net asset value, offering and redemption price per share:
R5 Class	$7.36	$9.43

Y Class	$7.37	$9.43

Investor Class	$7.34	$9.39

A Class	$7.36	$9.38

A Class (offering price)	$7.55	$9.85

C Class	$7.40	$9.47

† Cost of investments in unaffiliated securities	$67,619,486	$1,868,640,200
‡ Cost of investments in affiliated securities	$12,420,767	$26,101,194
^ Cost of foreign currency	$-	$977,919

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at year end.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the year ended August 31, 2025

	DoubleLine Floating Rate Income Fund	SiM High Yield Opportunities Fund
Investment income:
Dividend income from unaffiliated securities	$748,097	$4,825,888
Dividend income from affiliated securities (Note 2)	288,951	1,193,717
Interest income	7,555,633	126,651,836
Other income	-	4,930

Total investment income	8,592,681	132,676,371

Expenses:
Management and sub-advisory fees (Note 2)	589,571	12,752,211
Transfer agent fees (Note 2):
R5 Class	8,475	63,941
Y Class	44,804	1,298,926
Investor Class	2,337	4,994
A Class	1,163	2,734
C Class	911	1,223
Custody and fund accounting fees	121,861	424,304
Professional fees	193,060	61,369
Registration fees and expenses	80,273	168,853
Service fees (Note 2):
Investor Class	38,944	266,906
A Class	9,582	39,267
C Class	4,733	20,064
Distribution fees (Note 2):
A Class	27,096	115,950
C Class	72,420	257,736
Prospectus and shareholder report expenses	23,149	259,460
Trustee fees (Note 2)	9,643	182,518
Loan interest expense (Note 2)	25,939	17,348
Line of credit interest expense (Note 9)	67,556	41,427
Other expenses	22,980	40,666

Total expenses	1,344,497	16,019,897

Net fees waived and expenses (reimbursed) (Note 2)	(351,443)	(1,630,584)
Net sub-advisory fees waived (Note 2)	(39,781)	—

Net expenses	953,273	14,389,313

Net investment income	7,639,408	118,287,058

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	(15,289,807)	2,085,199
Foreign currency transactions	-	(396,754)
Forward foreign currency contracts	-	(558)
Futures contracts	-	(6,691,120)
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	7,562,668	22,008,107
Foreign currency transactions	-	(2,796)
Forward foreign currency contracts	-	(3,004,460)
Futures contracts	-	1,281,998

Net gain (loss) from investments	(7,727,139)	15,279,616

Net increase (decrease) in net assets resulting from operations	$(87,731)	$133,566,674

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	DoubleLine Floating Rate Income Fund		SiM High Yield Opportunities Fund
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2025	Year Ended August 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$7,639,408	$18,623,384	$118,287,058	$98,169,288
Net realized gain (loss) from investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, and futures contracts	(15,289,807)	(839,785)	(5,003,233)	16,220,560
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, and futures contracts	7,562,668	(2,436,635)	20,282,849	85,881,479

Net increase (decrease) in net assets resulting from operations	(87,731)	15,346,964	133,566,674	200,271,327

Distributions to shareholders:
Total retained earnings:
R5 Class	(1,727,359)	(2,990,183)	(23,227,735)	(26,240,621)
Y Class	(4,293,807)	(11,575,332)	(86,827,995)	(64,856,349)
Investor Class	(948,945)	(2,108,663)	(4,455,490)	(3,555,875)
A Class	(974,553)	(1,468,582)	(2,883,701)	(2,569,587)
C Class	(601,608)	(1,091,269)	(1,412,000)	(1,528,823)
SP ClassA	-	(1,734)	-	-

Net distributions to shareholders	(8,546,272)	(19,235,763)	(118,806,921)	(98,751,255)

Capital share transactions (Note 10):
Proceeds from sales of shares	12,442,680	45,689,378	976,304,477	780,324,060
Reinvestment of dividends and distributions	7,897,655	18,608,018	107,080,742	86,189,195
Cost of shares redeemed	(82,862,665)	(126,994,905)	(784,031,526)	(578,916,660)

Net increase (decrease) in net assets from capital share transactions	(62,522,330)	(62,697,509)	299,353,693	287,596,595

Net increase (decrease) in net assets	(71,156,333)	(66,586,308)	314,113,446	389,116,667

Net assets:
Beginning of year	133,778,638	200,364,946	1,639,510,166	1,250,393,499

End of year	$62,622,305	$133,778,638	$1,953,623,612	$1,639,510,166

A Effective December 29, 2023, the SP Class shares were converted into A Class shares and the SP Class was terminated.

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of August 31, 2025, the Trust consists of twenty-seven active series, two of which are presented in this filing: American Beacon DoubleLine Floating Rate Income Fund and American Beacon SiM High Yield Opportunities Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-five active series are reported in separate filings. From September 1, 2024 to June 20, 2025, the American Beacon DoubleLine Floating Rate Income Fund was known as American Beacon FEAC Floating Rate Income Fund.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In this reporting period, the Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors - sold directly through intermediary channels.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For convertible securities, premiums attributable to the conversion feature are not amortized. Realized gains (losses) from securities sold are determined on the basis of specific lot identification. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term gain distributions received from registered investment companies, if any, are recorded as realized gains.

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

Debt obligations may be placed on a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed for non-accrual when the issuer resumes interest payments or when collectability of interest is probable. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

DoubleLine Capital LP

First $170 million	0.25%
$170 million to	0.30%
$2 billion to	0.25%
$5 billion to	0.225%
$10 billion to	0.20%
Over $20 billion	0.175%

Strategic Income Management, LLC

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Board of the Trust, at the recommendation of the Manager, has approved: (i) the termination of the investment advisory agreement among the Manager, First Eagle Alternative Credit, LLC (the “Predecessor Sub-Advisor”), and the Trust, on behalf of the American Beacon FEAC Floating Rate Income Fund (“FEAC Fund”), effective June 20, 2025, and (ii) a new investment advisory agreement among the Manager, DoubleLine Capital LP and the Trust, on behalf of the American Beacon DoubleLine Floating Rate Income Fund (the “Fund”) Fund, effective June 21, 2025. The Board also approved changing the Fund’s name from the American Beacon FEAC Floating Rate Income Fund to the American Beacon DoubleLine Floating Rate Income Fund.

DoubleLine Capital LP

First $170 million	0.40%
Over $170 million	0.35%

First Eagle Alternative Credit, LLC*

First $2 billion	0.30%
Over $2 billion	0.25%

*	Investment Advisory Agreement was effective from September 1, 2024 to June 20, 2025.

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

The Trust and the Manager have entered into an Investment Advisory Agreement with Strategic Income Management, LLC, pursuant to which the SiM High Yield Opportunities Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedules:

Strategic Income Management, LLC

First $250 million	0.45%
Next $250 million	0.40%
Next $500 million	0.35%
Over $1 billion	0.30%

Effective January 1, 2025, FEAC Fund, the Predecessor Sub-Advisor to the DoubleLine Floating Rate Income Fund (the “Fund”), contractually agreed to waive a portion of its sub-advisory fee equal to 0.10% of the Fund’s average daily net assets managed by the Predecessor Sub-Advisor through December 31, 2025. Prior to the termination on June 20, 2025, the Predecessor Sub-Advisor waived $39,781 of its sub-advisory fees.

The Management and Sub-Advisory Fees paid by the Funds for the Year ended August 31, 2025 were as follows:

DoubleLine Floating Rate Income

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.34%	$311,263
Sub-Advisory Fees*	0.30%	278,308

Total	0.64%	$589,571

*	Includes Sub-Advisory fees paid to the Predecessor Sub-Advisor, First Eagle Alternative Credit, LLC.

SiM High Yield Opportunities

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$6,396,712
Sub-Advisory Fees	0.35%	6,355,499

Total	0.70%	$12,752,211

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis.

During the year ended August 31, 2025, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
DoubleLine Floating Rate Income	$46,930
SiM High Yield Opportunities	1,286,841

As of August 31, 2025, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
DoubleLine Floating Rate Income	$2,335
SiM High Yield Opportunities	124,985

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with an August 31, 2025 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	August 31, 2025 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	August 31, 2025 Fair Value
U.S. Government Money Market Select	Direct	DoubleLine Floating Rate Income	$12,420,767	$-	$-	$288,951	$12,420,767
U.S. Government Money Market Select	Direct	SiM High Yield Opportunities	26,101,194	-	-	1,193,717	26,101,194

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the year ended August 31, 2025, the Manager earned fees on the Funds’ direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
DoubleLine Floating Rate Income	$6,498
SiM High Yield Opportunities	27,343

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended August 31, 2025, the DoubleLine Floating Rate Income Fund borrowed on average $7,607,524 for 16 days at an average interest rate of 5.52% with interest charges of $25,939 and the SiM High Yield Opportunities Fund borrowed on average $16,915,785 for 7 days at an average interest rate of 5.14% with interest charges of $17,348. These amounts are recorded as “Loan interest expense” in the Statements of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through December 31, 2025, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. For the Year ended August 31, 2025, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	9/1/2024 – 12/31/2024	1/1/2025 – 8/31/2025	Reimbursed Expenses	(Recouped) Expenses
DoubleLine Floating Rate Income	R5	0.82%	0.82%	$70,092	$(174	)*	2027–2028
DoubleLine Floating Rate Income	Y	0.88%	0.88%	164,427	(307	)*	2027–2028
DoubleLine Floating Rate Income	Investor	1.16%	1.16%	41,616	(93	)*	2027–2028
DoubleLine Floating Rate Income	A	1.08%	1.08%	47,485	-		2027–2028
DoubleLine Floating Rate Income	C	1.86%	1.86%	27,823	(87	)*	2027–2028
SiM High Yield Opportunities	R5	0.74%	0.74%	138,019	(2,087	)*	2027–2028
SiM High Yield Opportunities	Y	0.75%	0.75%	1,442,267	-		2027–2028
SiM High Yield Opportunities	Investor	1.10%	1.10%	26,056	(1,183	)*	2027–2028
SiM High Yield Opportunities	A	1.07%	1.07%	15,254	(635	)*	2027–2028
SiM High Yield Opportunities	C	1.81%	1.81%	8,988	(361	)*	2027–2028

*	These amounts represent Recouped Expenses from prior fiscal years and is reflected in Other expenses on the Statements of Operations.

Of the above amounts, $112,631 and $76,626 were disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at August 31, 2025 for the DoubleLine Floating Rate Income Fund and SiM High Yield Opportunities Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/ reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2027 and 2028. The Funds did not record a liability for potential contingent reimbursements

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
DoubleLine Floating Rate Income	$267	$-	$134,033	2024-2025
DoubleLine Floating Rate Income	394	515,810	-	2025-2026
DoubleLine Floating Rate Income	-	277,198	-	2026-2027
SiM High Yield Opportunities	4,266	-	1,489,979	2024-2025
SiM High Yield Opportunities	-	1,547,116	-	2025-2026
SiM High Yield Opportunities	-	1,943,187	-	2026-2027

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the year ended August 31, 2025, RID collected $75 and $33,670 for DoubleLine Floating Rate Income Fund and SiM High Yield Opportunities Fund, respectively, from the sale of A Class Shares.

A CDSC of 0.50% will be deducted with respect to A Class Shares of the SiM High Yield Opportunities Fund on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Effective July 1, 2024, the Fund will assess a CDSC of 1.00% on certain purchases of $500,000 or more on A Shares that are redeemed in whole or in part within 18 months of purchase. As to the A Class Shares of the DoubleLine Floating Rate Income Fund, certain purchases of $250,000 or more that are redeemed in whole and in part within 18 months of purchase are subject to a CDSC of 0.50%, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the year ended August 31, 2025, CDSC fees of $88 were collected for the A Class Shares of SiM High Yield Opportunities Fund. There were no CDSC fees collected for the A Class Shares of DoubleLine Floating Rate Income Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the year ended August 31, 2025, CDSC fees of $2,738 were collected for the C Class Shares of SiM High Yield Opportunities Fund. There were no CDSC fees collected for the C Class Shares of DoubleLine Floating Rate Income Fund.

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of August 31, 2025, one shareholder has been identified as representing an unaffiliated significant ownership of approximately 8% for the DoubleLine Floating Rate Income Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $150,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market

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liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not

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applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Manager or persons acting under their oversight and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has designated the Manager as responsible for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Manager has selected methods for valuing securities and other assets in circumstances where market quotes are not readily available, and oversees the application of those valuation methods. In the event that the

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security or asset cannot be valued, pursuant to one of the valuation methods selected by the Manager, the fair value of the security or asset will be determined in good faith by the Valuation Committee.

When a Fund uses fair valuation methods that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Manager or persons acting under their oversight would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

4. Securities and Other Investments

Bank Loans and Senior Loans

Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). The Funds may invest in senior loans, which are floating rate loans, sometimes referred to as adjustable rate loans that hold a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities. Under normal circumstances, senior loans have priority of claim ahead of other obligations of a borrower in the event of liquidation. Bank loans and senior loans may be collateralized or uncollateralized. They pay interest at rates that float above, or are adjusted periodically based on, a benchmark that reflects current interest rates. The Funds may invest in such loans in the form of participations in loans and assignments of all or a portion of loans from third parties. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and, in any event, the Funds may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation. When the Fund purchases assignments from lenders, it will acquire direct rights against the borrower on the loan.

As of August 31, 2025, the DoubleLine Floating Rate Income Fund had the following unfunded loan commitments which could be extended at the option of the borrow pursuant to the respective loan agreement:

Borrower	Unfunded Loan Commitment
Kaman Corp.	$15,900
Sauer Brands, Inc	21,275

Total	$37,175

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in

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their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Convertible Securities

Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, certain convertible securities may be considered equity equivalents.

Corporate Debt and Other Fixed-Income Securities

The Funds may hold debt, including government and corporate debt, and other fixed-income securities. The investment return of corporate debt securities reflects interest earning and changes in the market value of the security. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on specific characteristics of each security. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.

Delayed Funding Loans and Revolving Credit Facilities

The Funds may enter into delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specific term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). If a Fund’s sub-advisor does not reasonably believe that the Fund will have sufficient cash and cash equivalents to meet all of its obligations related to delayed funding loans and revolving credit facilities when such obligations come due, then the sub-advisor is required to segregate or “earmark” liquid assets in an amount sufficient to meet such obligations.

The Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

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The Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in “Interest income” on the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included on the Statements of Assets and Liabilities and Statements of Operations.

Floating and Variable Rate Securities

The coupons on certain fixed income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating or variable rate security is generally based on an interest rate such as a money market index, LIBOR or a Treasury bill rate. Floating or variable rate obligations are less effective than fixed rate obligations at locking in a particular yield. Nevertheless, such obligations are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

As short-term interest rates decline, the coupons on floating rate securities typically should decrease. Alternatively, during periods of increasing interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in “Interest income” on the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included on the Statements of Assets and Liabilities and Statements of Operations.

Foreign Debt Securities

The Funds may each invest a significant portion of its assets in a particular geographic region or country, including emerging markets. The Funds may consider a country to be an emerging market country based on a number of factors including, but not limited to, if the country is classified as an emerging or developing economy by any supranational organization such as the World Bank, International Finance Corporation or the United Nations, or related entities, or if the country is considered an emerging market country for purposes of constructing emerging market indices. Sovereign debt securities are typically issued or guaranteed by national governments in order to finance the issuing country’s growth and/or budget. Investing in foreign sovereign debt securities will expose funds investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the debt securities. Quasi-sovereign debt securities are debt securities either explicitly guaranteed by a foreign government or their agencies or whose majority shareholder is a foreign government. Supranational organizations are entities designated or supported by a government or governmental group to promote economic development. Supranational organizations have no taxing authority and are dependent on their members for payments of interest and principal. Obligations of a supranational entity may be denominated in foreign currencies.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and

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economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

High-Yield Bonds

High-yield, non-investment-grade bonds (also known as “junk bonds”) are low-quality, high-risk corporate bonds that generally offer a high level of current income. These bonds are considered speculative by rating organizations. For example, Moody’s, S&P Global Ratings (“S&P Global”) and Fitch, Inc. rate them below Baa and BBB, respectively. High-yield bonds are often issued as a result of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, high-yield bonds must pay higher interest to compensate investors for the substantial credit risk they assume.

Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in a Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in a Fund among securities of different issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, a Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for a Fund may have to be adjusted in the event of default. In the event of an issuer’s default, a Fund may write off prior income accruals for that issuer, resulting in a reduction in a Fund’s current dividend payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high-yield securities market and on the market value of the high-yield securities held by a Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Rule 144A, under the Securities Act, permits the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers

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become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager or sub-advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met. Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. The Manager and the applicable sub-advisor will carefully monitor a Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information.

Restricted securities outstanding during the year ended August 31, 2025 are disclosed in the Notes to the Schedules of Investments.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including government money market funds and ETFs. The Funds may invest in securities of an investment company advised by the Manager, with respect to which the Manager also receives a management fee. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in government money market funds rather than purchasing individual short-term investments. If the Funds invest in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the government money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable government money market funds advised by the Manager.

The Funds may invest in ETFs. ETFs trade like a common stock, and passively-managed ETFs usually represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. ETF shares typically are purchased and redeemed through in-kind purchases and redemptions, and trade on a stock exchange at market prices, which may differ from an ETF’s NAV. Typically, a Fund would purchase passive ETF shares to obtain exposure to all or a portion of the stock or bond market. As a shareholder of an ETF, a Fund would be subject to its ratable share of the ETF’s expenses, including its advisory and administration expenses. An investment in an ETF generally presents the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange-traded) that has the same investment objective, strategies and policies but also presents some additional risks due to being exchange-traded. The price of an ETF can fluctuate within a wide range.

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Preferred Stock

Preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is typically set at a fixed annual rate, in some circumstances it can be variable, changed or omitted by the issuer. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as credit risk, interest rate risk, potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of a Fund.

5. Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances to hedge foreign currency exposure or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The Funds may have exposure to foreign currencies for investment or hedging purposes by purchasing or selling forward currency exchange contracts in non-U.S. currencies and by purchasing securities denominated in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar and affect a Fund’s investments in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Not all forward contracts require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of securities, or the cash value of the securities or the securities index, at an agreed upon future date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A Non-Deliverable Forward (“NDF”) currency contract is a forward contract where there is no physical settlement of the two currencies at maturity. Rather, on the contract settlement date, a net cash settlement will be made by one party to the other based on the difference between the contracted forward rate and the prevailing spot rate, on an agreed notional amount.

During the year ended August 31, 2025, the SiM High Yield Opportunities Fund entered into forward foreign currency contracts primarily for hedging.

The Funds’ forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each month end.

Average Forward Foreign Currency Notional Amounts Outstanding Year Ended August 31, 2025
Fund	Purchased Contracts	Sold Contracts
SiM High Yield Opportunities	$1,541,380	$57,645,795

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for hedging exposure to foreign currencies. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflect this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the year ended August 31, 2025 the SiM High Yield Opportunities Fund entered into futures contracts primarily for hedging.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Year Ended August 31, 2025
SiM High Yield Opportunities	1,370

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

SiM High Yield Opportunities Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of August 31, 2025:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin on open futures contracts(2)	$-	$506,461	$-	$-	$-	$506,461

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$-	$(4,631,453)	$-	$-	$-	$(4,631,453)
Payable for variation margin from open futures contracts(2)	-	(974,423)	-	-	-	(974,423)

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

The effect of financial derivative instruments on the Statements of Operations as of August 31, 2025:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$–	$(558)	$-	$-	$-	$(558)
Futures contracts	–	(6,691,120)	-	-	-	(6,691,120)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$–	$(3,004,460)	$-	$-	$-	$(3,004,460)
Futures contracts	–	1,281,998	-	-	-	1,281,998

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, August 31, 2025.

SiM High Yield Opportunities Fund

Offsetting of Financial and Derivative Assets as of August 31, 2025:
	Assets	Liabilities
Forward Foreign Currency Contracts	$-	$4,631,453
Futures Contracts(1)	-	467,962

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$5,099,415

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$(467,962)

Total derivative assets and liabilities subject to an MNA	$-	$4,631,453

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of February 28, 2025:
			Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Pledged(2)	Cash Collateral Pledged(2)	Net Amount
Goldman Sachs International	$4,631,453	$-	$-	$(4,631,453)	$-

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(2) The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

6. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Convertible Securities Risk

The conversion value of a convertible security, including a convertible preferred security, is the market value that would be received if the convertible were converted to its underlying common stock. The value of a convertible security typically increases or decreases with the price of the underlying common stock. When conversion value is substantially below investment value, the convertible’s price tends to be influenced more by its yield, so changes in the price of the underlying common stock may not have as much of an impact. Conversely, the convertible’s price tends to be influenced more by the price of the underlying common stock when conversion value is comparable to or exceeds investment value. In general, a convertible security is subject to the risks of stocks, and its price may be as volatile as that of the underlying stock when the underlying stock’s price is high relative to the conversion price. A convertible security also is subject to the risks of debt securities, and is particularly sensitive to changes in interest rates, when the underlying stock’s price is low relative to the conversion price. The investment value of a convertible is based on its yield and tends to decline as interest rates increase. The general market risks of debt securities that are common to convertible securities include, but are not limited to, interest rate risk and credit risk, and there is a risk that the credit standing of the issuer may have an effect on the convertible security’s investment value. Convertible securities generally have less potential for gain or loss than common stocks. Securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities that are convertible at the option of the holder. Many convertible securities have credit ratings that are below investment grade (commonly known as “junk bonds”) and are subject to the same risks as an investment in lower-rated debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. The credit rating of a company’s convertible securities is generally lower than that of its non-convertible debt securities. Convertible securities are normally considered “junior” securities — that is, the company usually must pay interest on its non-convertible debt securities before it can make payments on its convertible securities. If the issuer stops paying interest or principal, convertible securities may become worthless and a Fund could lose its entire investment. In addition, to the extent a Fund invests in convertible securities issued by small- or mid-capitalization companies, it will be subject to the risks of investing in such companies. The stocks of small- and mid-capitalization companies may fluctuate more widely in price than the market as a whole and there may also be less trading in small- or mid-capitalization stocks.

Covenant-Lite Obligations Risk

Certain investments, such as loans in which a Fund may invest directly or have exposure to through its investments in structured securities, may be “covenant-lite.” Covenant-lite obligations contain fewer maintenance covenants than other obligations, or no maintenance covenants at all, and may not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached, which would allow the lender to restructure the loan or take other action intended to help mitigate losses. This may expose a Fund to greater credit risk associated with the borrower and reduce a Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, a Fund’s exposure to losses on such investments may be increased, especially during a downturn in the credit cycle, and a Fund may experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant-lite obligations than its holdings of loans or securities with financial maintenance covenants.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan, may fail, or become less able, to make timely payments of interest or principal or otherwise honor its obligations or default completely. The strategies utilized by the

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

sub-advisor require accurate and detailed credit analysis of issuers and there can be no assurance that its analysis will be accurate or complete. The Funds may be subject to substantial losses in the event of credit deterioration or bankruptcy of one or more issuers in its portfolio. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument and debt obligations which are rated by rating agencies may be subject to downgrade. The credit ratings of debt instruments and investments represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of future credit performance of such securities. Rating agencies attempt to evaluate the safety of the timely payment of principal and interest (or dividends) and do not evaluate the risks of fluctuations in market value. The ratings assigned to securities by rating agencies do not purport to fully reflect the true risks of an investment. Further, in recent years many highly-rated structured securities have been subject to substantial losses as the economic assumptions on which their ratings were based proved to be materially inaccurate. A decline in the credit rating of an individual security held by a Fund may have an adverse impact on its price and may make it difficult for a Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since a Fund can invest significantly in high yield investments that are considered speculative in nature, this risk maybe substantial. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of a Fund’s securities, could affect a Fund’s performance.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Funds. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Funds may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Funds may choose to not hedge their currency risks.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Funds, their service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Funds’ shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Funds’ assets, shareholder data, or proprietary information, or cause the Funds or their service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Funds or their service providers to identify all of the operational risks that may affect the Funds or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Funds cannot control the cybersecurity and operational plans and systems of their service providers, their counterparties or the issuers of securities in which the Funds invest. The issuers of the Funds’ investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Funds’ investments, leading to significant loss of value.

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

Equity Investments Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Floating and Variable Rate Securities Risk

The coupons on certain fixed income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating and variable rate security is generally based on an interest rate such as a money-market index, LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating and variable rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating and variable rate obligations are less effective than fixed rate obligations at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

Futures Contracts Risk

There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or index. Futures contracts may experience dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency, which may increase the volatility of a Fund. Futures contracts may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). There can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. When a Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Treasury futures contracts expose a Fund to price fluctuations resulting from changes in interest rates and to potential losses if interest rates do not move as expected.

High-Yield Securities Risk

Exposure to high-yield securities (commonly referred to as “junk bonds”) generally involves significantly greater risks of loss of your money than an investment in investment-grade securities. Compared with issuers of investment grade securities, issuers of high-yield securities are more likely to encounter financial difficulties and to

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

be materially affected by these difficulties. High-yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. These securities also may be difficult to sell at the time and price the Fund desires. High-yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and repay principal and carry a greater risk that issuers of lower-rated securities will default on the timely payment of principal or interest. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. Below-investment-grade securities may experience greater price volatility and less liquidity than investment-grade securities.

Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in the Fund. The lower rating of certain high-yielding fixed-income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by credit rating agencies in their ratings of a fixed-income security also may affect the value of these investments. However, allocating investments among securities of different issuers could reduce the risks of owning any such securities separately. The prices of these high-yield securities tend to be less sensitive to interest rate changes than investment-grade investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, the Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for the Fund may have to be adjusted in the event of default. In the event of an issuer’s default, the Fund may write off prior income accruals for that issuer, resulting in a reduction in the Fund’s current distribution payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default.

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction to movements in interest rates. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Fund’s investments to decline. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund. Interest rate changes may have a more pronounced effect on the market value of fixed-rate instruments than on floating-rate instruments. The value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The prices of fixed-income securities or derivatives are also affected by their durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. Rising interest rates may cause the value of the Fund’s investments with longer durations and terms to maturity to decline, which may adversely affect the value of the Fund. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. To the extent the Fund holds an investment with a negative interest rate to maturity, the Fund may generate a negative return on that investment.

LIBOR Risk

Certain of the instruments identified in a Fund’s principal investment strategies have coupon rates or may provide exposure to underlying investments with coupon rates, that are based on the ICE LIBOR (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings within certain financial markets.

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

Most maturities and currencies of LIBOR were phased out at the end of 2021, with the remaining ones phased out on June 30, 2023. These events and any additional regulatory or market changes may have an adverse impact on a Fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR. SOFR has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a Reference Rate in the United States and U.S. law required that contracts without a practicable LIBOR alternative default to SOFR plus a set spread beginning in mid-2023. Other countries have undertaken similar initiatives to identify replacement Reference Rates for LIBOR in their respective markets. However, there are obstacles to converting certain existing investments and transactions to a new Reference Rate, as well as risks associated with using a new Reference Rate with respect to new investments and transactions. The transition process, or the failure of an industry to transition, could lead to increased volatility and illiquidity in markets for instruments that relied on LIBOR to determine interest rates and a reduction in the values of some LIBOR-based investments, all of which would impact a Fund. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Fund’s performance and/or NAV.

Liquidity Risk

The Funds are susceptible to the risk that certain investments held by the Funds may have limited marketability, be subject to restrictions on sale, be difficult or impossible to purchase or sell at favorable times or prices or become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position can adversely affect the Funds’ value or prevent the Funds from being able to take advantage of other investment opportunities. Market prices for such instruments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Funds’ ability to limit losses. The Funds could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. The Funds may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Funds. For example, liquidity risk may be magnified in rising interest rate environments in the event of higher-than-normal redemption rates. Unexpected redemptions may force the Funds to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

Loan Interests Risk

In making investments in bank loans or senior loans, the Funds will depend primarily on the creditworthiness of the borrower for payment of principal and interest, and will also rely on the financial institution to make principal and interest payments to the Funds once it receives payment on the underlying loan or to pursue appropriate remedies against a borrower in the event that the borrower defaults which may be exposed to the credit risk of both the financial institution that made the loan and the underlying borrower. Unlike publicly traded common stocks, which trade on national exchanges, there is no central place or exchange for loans, including bank loans and senior loans, to trade. There is a risk that the value of any collateral securing a loan in which a Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event that the borrower defaults, a Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders with respect to a Fund’s ability to pay redemption proceeds within the allowable time periods. The secondary market for loans also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain loans may impair the ability of a Fund to sell its loan interests at a time when it may otherwise be desirable to do so or may require a Fund to sell them at prices that are less than what a Fund regards as their fair market value and may make it difficult to value such loans. Accordingly, loan interests may at times be illiquid. Interests in loans made to finance highly leveraged companies or transactions, such as corporate acquisitions, may be especially vulnerable to adverse changes in economic or market conditions.

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

A Fund may acquire a loan interest by direct investment as a lender, by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee, or by participation in a loan interest that is held by another party. As an assignee, a Fund normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor. When a Fund’s loan interest is a participation, a Fund is subject to the risk that the party selling the participation interest will not remit a Fund’s pro rata share of loan payments to a Fund, and a Fund may have less control over the exercise of remedies against the borrower and/or the financial institution that made the loan than the party selling the participation interest.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that a Fund invests in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example advisory and administrative

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Funds’ performance. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Pay-In-Kind Securities Risk

Pay-in-kind securities are debt securities that do not make regular cash interest payments. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, their prices can be volatile when interest rates fluctuate. If an issuer of pay-in-kind securities defaults, the Fund may lose its entire investment. Federal income tax law requires a holder of pay-in-kind securities to include in gross income each taxable year the portion of the non-cash income on those securities (i.e., the additional securities issued as interest thereon) accrued during that year. In order to continue to qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code, and avoid federal excise tax, a Fund may be required to distribute a portion of such non-cash income and may be required to dispose of other portfolio securities in order to generate cash to meet these distribution requirements, potentially during periods of adverse market prices.

Prepayment and Extension Risk

When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of ABS, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. A Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If a Fund buys those securities at a premium, accelerated prepayments on those securities could cause a Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems. Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; imposition of tariffs and resulting impacts on global prices and supply chains; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to a Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit the Funds’ ability to pursue its investment strategies or make certain investments, or may make it more costly for a Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Redemption Risk

A Fund may experience periods of high levels of redemptions that could cause a Fund to sell assets at inopportune times or at a loss or depressed value. The sale of assets to meet redemption requests may create net capital gains, which could cause a Fund to have to distribute substantial capital gains. Redemption risk is heightened during periods of declining or illiquid markets. During periods of heavy redemptions, a Fund may borrow funds through the interfund credit facility or from a bank line of credit, which may increase costs. A rise in interest rates or other market developments may cause investors to move out of fixed-income securities on a large scale. Heavy redemptions could hurt a Fund’s performance.

Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act of 1933, as amended (the “Securities Act”), or in non-U.S. markets pursuant to similar regulations, including “Section 4(a)(2)” securities and “Rule 144A” securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. The prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets, or may have to be held for a certain time period before they can be resold. A Fund may not be able to sell a restricted security when a sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than a Fund believes is its fair market value. A restricted security that was liquid at the time of purchase may subsequently become illiquid. In addition, transaction costs may be higher for restricted securities and a Fund may receive only limited information regarding

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

the issuer of a restricted security. A Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration. If, during such a delay, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed at the time it decided to seek registration of the security.

Unrated Securities Risk

Because the Fund may purchase securities that are not rated by any rating organization, the Sub-Advisor, after assessing their credit quality, may internally assign ratings to certain of those securities in categories of those similar to those of rating organizations. Investing in unrated securities involves the risk that the Sub-Advisor may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of unrated securities may be more complex than for issuers of higher-quality debt obligations. To the extent that the Fund invests in unrated securities, the Fund’s success in achieving its investment objectives may depend more heavily on the Sub-Advisor’s credit analysis than if the Fund invested exclusively in rated securities. Some unrated securities may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price. Unrated securities may also be subject to greater liquidity risk and price volatility.

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents. If market conditions make it difficult to value certain investments, SEC rules an applicable accounting protocols may require a Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if a Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV.

Variable and Floating Rate Securities Risk

The coupons on certain fixed-income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, SOFR, LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a RIC, by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended August 31, 2025 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows:

	DoubleLine Floating Rate Income Fund		SiM High Yield Opportunities Fund
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2025	Year Ended August 31, 2024
Distributions paid from:
Ordinary income*
R5 Class	$1,727,359	$2,990,183	$23,227,735	$26,240,621
Y Class	4,293,807	11,575,332	86,827,995	64,856,349
Investor Class	948,945	2,108,663	4,455,490	3,555,875
A Class	974,553	1,468,582	2,883,701	2,569,587
C Class	601,608	1,091,269	1,412,000	1,528,823
SP Class	–	1,734	–	–

Total distributions paid	$8,546,272	$19,235,763	$118,806,921	$98,751,255

* For tax purposes, short-term capital gains are considered ordinary income distributions.

As of August 31, 2025, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DoubleLine Floating Rate Income	$80,075,855	$269,000	$(9,768,408)	$(9,499,408)
SiM High Yield Opportunities	1,908,101,978	49,961,956	(41,204,927)	8,757,029

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
DoubleLine Floating Rate Income	$(9,499,408)	$687,766	$–	$(281,876,640)	$(2)	$(290,688,284)
SiM High Yield Opportunities	8,757,029	19,441,121	–	(63,399,271)	(783,105)	(35,984,226)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, unused capital loss carryforwards, the realization for tax purposes of unrealized gains (losses) on certain derivative instruments, dividends payable at the end of period, premium amortization, deemed distributions from convertible obligations, income accruals from defaulted bonds. Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

The funds had no permanent differences as of August 31, 2025.

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at August 31, its fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

During the year ended August 31, 2025, the Funds had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
DoubleLine Floating Rate Income	$84,801,644	$197,074,996
SiM High Yield Opportunities	–	63,399,271

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended August 31, 2025 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
DoubleLine Floating Rate Income	$187,656,513	$234,593,447
SiM High Yield Opportunities	986,325,814	721,029,473

A summary of the Funds’ transactions in the USG Select Fund for the year ended August 31, 2025 were as follows:

Fund	Type of Transaction	August 31, 2024 Shares/Fair Value	Purchases	Sales	August 31, 2025 Shares/Fair Value
DoubleLine Floating Rate Income	Direct	$–	$148,459,850	$136,039,083	$12,420,767
SiM High Yield Opportunities	Direct	19,735,210	768,199,302	761,833,318	26,101,194

9. Borrowing Arrangements

Effective November 8, 2024 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2024.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2024.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended August 31, 2025, the DoubleLine Floating Rate Income Fund borrowed $3,346,536 from the Committed Line for 5 days with interest charges of $2,952 in order to facilitate portfolio liquidity. The amount is recorded within “Line of credit interest expense” in the Statements of Operations. At August 31, 2025, the DoubleLine Floating Rate Income Fund and the SiM High Yield Opportunities Fund did not have an outstanding balance with either facility.

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Year Ended August 31,
	2025		2024
DoubleLine Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	572,367	$4,443,643	2,103,309	$17,143,471
Reinvestment of dividends	157,628	1,209,636	315,982	2,565,338
Shares redeemed	(1,785,617)	(13,480,549)	(3,519,857)	(28,757,858)

Net (decrease) in shares outstanding	(1,055,622)	$(7,827,270)	(1,100,566)	$(9,049,049)

	Y Class
	Year Ended August 31,
	2025		2024
DoubleLine Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	605,173	$4,801,847	2,060,073	$16,713,186
Reinvestment of dividends	544,385	4,190,626	1,408,328	11,411,173
Shares redeemed	(7,018,306)	(53,854,745)	(8,725,162)	(70,223,275)

Net (decrease) in shares outstanding	(5,868,748)	$(44,862,272)	(5,256,761)	$(42,098,916)

	Investor Class
	Year Ended August 31,
	2025		2024
DoubleLine Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	107,174	$833,670	1,160,773	$9,452,513
Reinvestment of dividends	124,260	949,083	260,597	2,108,634
Shares redeemed	(783,116)	(5,987,237)	(2,111,395)	(17,060,607)

Net (decrease) in shares outstanding	(551,682)	$(4,204,484)	(690,025)	$(5,499,460)

	A Class
	Year Ended August 31,
	2025		2024
DoubleLine Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	240,220	$1,849,581	244,317	$1,983,388
Reinvestment of dividends	126,614	969,041	180,175	1,460,545
Shares redeemed	(707,248)	(5,401,251)	(675,814)	(5,471,675)

Net (decrease) in shares outstanding	(340,414)	$(2,582,629)	(251,322)	$(2,027,742)

	C Class
	Year Ended August 31,
	2025		2024
DoubleLine Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	66,992	$513,939	49,074	$396,820
Reinvestment of dividends	75,256	579,269	130,243	1,060,885
Shares redeemed	(535,378)	(4,138,883)	(665,404)	(5,431,316)

Net (decrease) in shares outstanding	(393,130)	$(3,045,675)	(486,087)	$(3,973,611)

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

	SP ClassA
	Year Ended August 31,
	2025		2024
DoubleLine Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	–	$–	–	$–
Reinvestment of dividends	–	–	171	1,443
Shares redeemed	–	–	(5,938)	(50,174)

Net (decrease) in shares outstanding	–	$–	(5,767)	$(48,731)

	R5 Class
	Year Ended August 31,
	2025		2024
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	5,677,901	$52,730,713	12,662,813	$114,059,602
Reinvestment of dividends	1,548,582	14,391,687	1,837,965	16,509,582
Shares redeemed	(13,519,189)	(124,614,910)	(16,588,373)	(149,344,777)

Net (decrease) in shares outstanding	(6,292,706)	$(57,492,510)	(2,087,595)	$(18,775,593)

	Y Class
	Year Ended August 31,
	2025		2024
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	86,382,431	$801,471,960	67,796,051	$610,154,696
Reinvestment of dividends	9,135,885	84,866,746	6,955,601	62,702,420
Shares redeemed	(57,703,062)	(532,809,578)	(42,505,692)	(380,768,659)

Net increase in shares outstanding	37,815,254	$353,529,128	32,245,960	$292,088,457

	Investor Class
	Year Ended August 31,
	2025		2024
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	10,339,870	$95,852,286	3,071,435	$27,574,018
Reinvestment of dividends	413,491	3,824,403	360,728	3,235,675
Shares redeemed	(10,878,481)	(100,476,511)	(2,125,874)	(19,047,337)

Net increase (decrease) in shares outstanding	(125,120)	$(799,822)	1,306,289	$11,762,356

	A Class
	Year Ended August 31,
	2025		2024
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	2,061,313	$19,040,013	2,298,069	$20,714,087
Reinvestment of dividends	291,868	2,699,968	259,489	2,325,817
Shares redeemed	(1,997,891)	(18,474,554)	(2,076,611)	(18,617,016)

Net increase in shares outstanding	355,290	$3,265,427	480,947	$4,422,888

	C Class
	Year Ended August 31,
	2025		2024
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	772,895	$7,209,505	866,331	$7,821,657
Reinvestment of dividends	139,072	1,297,938	156,713	1,415,701
Shares redeemed	(821,654)	(7,655,973)	(1,233,776)	(11,138,871)

Net increase (decrease) in shares outstanding	90,313	$851,470	(210,732)	$(1,901,513)

11. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

12. Reprocessing of Shareholder Transactions

It has been determined that certain securities of one issuer held in the FEAC Fund’s Portfolio were overvalued during the period November 5, 2024 through January 31, 2025 resulting in an overstatement of the FEAC Fund’s net assets and net asset value (NAV) per share for each class. In accordance with the FEAC Fund’s NAV Error correction policy, the FEAC Fund reprocessed subscription shareholder transactions. The loss generated by the FEAC Fund as a result of reprocessing was $147,083. The responsibility of reimbursement of the shortfall was shared by the Fund’s Manager and the Predecessor Sub-Advisor. The Fund’s Manager paid additional expenses that occurred as a result of reprocessing.

American Beacon DoubleLine Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 Class
	Year Ended August 31,
	2025A		2024		2023B	2022	2021

Net asset value, beginning of period	$8.01		$8.18		$8.50	$9.30	$8.82

Income (loss) from investment operations:
Net investment income	0.64	C	0.45		0.03	0.40	0.38
Net gains (losses) on investments (both realized and unrealized)	(0.60)		0.24		0.42	(0.75)	0.55

Total income (loss) from investment operations	0.04		0.69		0.45	(0.35)	0.93

Less distributions:
Dividends from net investment income	(0.69)		(0.86)		(0.77)	(0.45)	(0.45)
Distributions from net realized gains	-		-		-	-	-

Net asset value, end of period	$7.36		$8.01		$8.18	$8.50	$9.30

Total returnD	0.53%		8.90%		5.68%	(3.88)%	10.68%

Ratios and supplemental data:
Net assets, end of period	$12,694,769		$22,259,544		$31,744,191	$138,749,617	$179,069,561
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.27%		0.98%		0.98%	0.88%	0.88%
Expenses, net of reimbursements and/or recoupments	0.85	%E	0.83	%E	0.82%	0.82%	0.84	%F
Net investment income, before expense reimbursements and/or recoupments	7.99%		10.02%		8.37%	4.71%	4.02%
Net investment income, net of reimbursements and/or recoupments	8.41%		10.17%		8.53%	4.77%	4.06%
Portfolio turnover rate	217%		128%		120%	82%	75%

A	On June 20, 2025 First Eagle Alternative Credit, LLC was terminated and ceased managing assets of the Fund. On June 21, 2025, DoubleLine Capital LP, began managing assets of the Fund.
B

On December 30, 2022 Sound Point Capital Management, LP was terminated and ceased managing assets of the Fund. On December 31, 2022, First Eagle Alternative Credit, LLC., began managing assets of the Fund.

C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon DoubleLine Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended August 31,
	2025A		2024		2023B	2022	2021

Net asset value, beginning of period	$8.00		$8.18		$8.50	$9.30	$8.82

Income (loss) from investment operations:
Net investment income	0.65	C	0.48		0.36	0.44	0.38
Net gains (losses) on investments (both realized and unrealized)	(0.59)		0.20		0.08	(0.79)	0.54

Total income (loss) from investment operations	0.06		0.68		0.44	(0.35)	0.92

Less distributions:
Dividends from net investment income	(0.69)		(0.86)		(0.76)	(0.45)	(0.44)
Distributions from net realized gains	-		-		-	-	-

Net asset value, end of period	$7.37		$8.00		$8.18	$8.50	$9.30

Total returnD	0.74%		8.70%		5.61%	(3.93)%	10.60%

Ratios and supplemental data:
Net assets, end of period	$26,212,666		$75,439,353		$120,044,420	$346,503,063	$356,429,827
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.31%		1.03%		1.07%	0.95%	0.95%
Expenses, net of reimbursements and/or recoupments	0.91	%E	0.89	%E	0.88%	0.88%	0.91	%F
Net investment income, before expense reimbursements and/or recoupments	8.04%		10.06%		8.51%	4.67%	3.95%
Net investment income, net of reimbursements and/or recoupments	8.44%		10.20%		8.70%	4.74%	3.99%
Portfolio turnover rate	217%		128%		120%	82%	75%

A	On June 20, 2025 First Eagle Alternative Credit, LLC was terminated and ceased managing assets of the Fund. On June 21, 2025, DoubleLine Capital LP, began managing assets of the Fund.
B

On December 30, 2022 Sound Point Capital Management, LP was terminated and ceased managing assets of the Fund. On December 31, 2022, First Eagle Alternative Credit, LLC., began managing assets of the Fund.

C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon DoubleLine Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended August 31,
	2025A		2024		2023B	2022	2021

Net asset value, beginning of period	$7.98		$8.15		$8.48	$9.28	$8.80

Income (loss) from investment operations:
Net investment income	0.61	C	0.36		0.26	0.26	0.29
Net gains (losses) on investments (both realized and unrealized)	(0.58)		0.30		0.15	(0.64)	0.60

Total income (loss) from investment operations	0.03		0.66		0.41	(0.38)	0.89

Less distributions:
Dividends from net investment income	(0.67)		(0.83)		(0.74)	(0.42)	(0.41)
Distributions from net realized gains	-		-		-	-	-

Net asset value, end of period	$7.34		$7.98		$8.15	$8.48	$9.28

Total returnD	0.35%		8.52%		5.17%	(4.22)%	10.31%

Ratios and supplemental data:
Net assets, end of period	$8,418,553		$13,553,137		$19,472,632	$36,350,376	$52,900,976
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.62%		1.31%		1.33%	1.21%	1.22%
Expenses, net of reimbursements and/or recoupments	1.19	%E	1.17	%E	1.16%	1.16%	1.18	%F
Net investment income, before expense reimbursements and/or recoupments	7.58%		9.77%		8.52%	4.38%	3.68%
Net investment income, net of reimbursements and/or recoupments	8.01%		9.91%		8.69%	4.43%	3.72%
Portfolio turnover rate	217%		128%		120%	82%	75%

A	On June 20, 2025 First Eagle Alternative Credit, LLC was terminated and ceased managing assets of the Fund. On June 21, 2025, DoubleLine Capital LP, began managing assets of the Fund.
B

On December 30, 2022 Sound Point Capital Management, LP was terminated and ceased managing assets of the Fund. On December 31, 2022, First Eagle Alternative Credit, LLC., began managing assets of the Fund.

C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon DoubleLine Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended August 31,
	2025A		2024		2023B	2022	2021

Net asset value, beginning of period	$8.01		$8.18		$8.51	$9.31	$8.83

Income (loss) from investment operations:
Net investment income	0.61	C	0.78		0.68	0.37	0.34
Net gains (losses) on investments (both realized and unrealized)	(0.59)		(0.10)		(0.27)	(0.74)	0.56

Total income (loss) from investment operations	0.02		0.68		0.41	(0.37)	0.90

Less distributions:
Dividends from net investment income	(0.67)		(0.85)		(0.74)	(0.43)	(0.42)
Distributions from net realized gains	–		–		–	–	–

Net asset value, end of period	$7.36		$8.01		$8.18	$8.51	$9.31

Total returnD	0.31%		8.64%		5.25%	(4.14)%	10.36%

Ratios and supplemental data:
Net assets, end of period	$9,359,637		$12,911,869		$15,243,310	$20,563,082	$29,551,551
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.59%		1.26%		1.30%	1.16%	1.17%
Expenses, net of reimbursements and/or recoupments	1.11	%E	1.07	%F	1.09%	1.09%	1.12	%G
Net investment income, before expense reimbursements and/or recoupments	7.56%		9.86%		8.69%	4.40%	3.73%
Net investment income, net of reimbursements and/or recoupments	8.04%		10.05%		8.90%	4.47%	3.78%
Portfolio turnover rate	217%		128%		120%	82%	75%

A	On June 20, 2025 First Eagle Alternative Credit, LLC was terminated and ceased managing assets of the Fund. On June 21, 2025, DoubleLine Capital LP, began managing assets of the Fund.
B

On December 30, 2022 Sound Point Capital Management, LP was terminated and ceased managing assets of the Fund. On December 31, 2022, First Eagle Alternative Credit, LLC., began managing assets of the Fund.

C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2023.
G	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon DoubleLine Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended August 31,
	2025A		2024		2023B	2022	2021

Net asset value, beginning of period	$8.04		$8.21		$8.54	$9.35	$8.86

Income (loss) from investment operations:
Net investment income	0.56	C	0.68		0.62	0.33	0.27
Net gains (losses) on investments (both realized and unrealized)	(0.57)		(0.07)		(0.27)	(0.78)	0.57

Total income (loss) from investment operations	(0.01)		0.61		0.35	(0.45)	0.84

Less distributions:
Dividends from net investment income	(0.63)		(0.78)		(0.68)	(0.36)	(0.35)
Distributions from net realized gains	–		–		–	–	–

Net asset value, end of period	$7.40		$8.04		$8.21	$8.54	$9.35

Total returnD	(0.20)%		7.77%		4.46%	(4.95)%	9.61%

Ratios and supplemental data:
Net assets, end of period	$5,936,680		$9,614,735		$13,811,805	$20,714,400	$25,638,104
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.32%		2.01%		2.04%	1.92%	1.94%
Expenses, net of reimbursements and/or recoupments	1.89	%E	1.87	%E	1.86%	1.86%	1.89	%F
Net investment income, before expense reimbursements and/or recoupments	6.86%		9.10%		7.87%	3.67%	2.96%
Net investment income, net of reimbursements and/or recoupments	7.29%		9.24%		8.05%	3.73%	3.01%
Portfolio turnover rate	217%		128%		120%	82%	75%

A	On June 20, 2025 First Eagle Alternative Credit, LLC was terminated and ceased managing assets of the Fund. On June 21, 2025, DoubleLine Capital LP, began managing assets of the Fund.
B

On December 30, 2022 Sound Point Capital Management, LP was terminated and ceased managing assets of the Fund. On December 31, 2022, First Eagle Alternative Credit, LLC., began managing assets of the Fund.

C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 Class
	Year Ended August 31,
	2025		2024	2023		2022		2021

Net asset value, beginning of period	$9.35		$8.70	$8.74		$9.88		$9.06

Income (loss) from investment operations:
Net investment income	0.60	A	0.62	0.58		0.46		0.59
Net gains (losses) on investments (both realized and unrealized)	0.09		0.66	(0.05)		(1.11)		0.83

Total income (loss) from investment operations	0.69		1.28	0.53		(0.65)		1.42

Less distributions:
Dividends from net investment income	(0.61)		(0.63)	(0.53)		(0.47)		(0.59)
Distributions from net realized gains	-		-	-		-		-
Tax return of capital	-		-	(0.04	)B	(0.02	)B	(0.01	)B

Total distributions	(0.61)		(0.63)	(0.57)		(0.49)		(0.60)

Net asset value, end of period	$9.43		$9.35	$8.70		$8.74		$9.88

Total returnC	7.64%		15.25%	6.42%		(6.82)%		16.08%

Ratios and supplemental data:
Net assets, end of period	$320,074,192		$376,208,649	$368,453,469		$306,537,412		$472,951,383
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.78%		0.83%	0.81%		0.81%		0.82%
Expenses, net of reimbursements and/or recoupments	0.74%		0.74%	0.74%		0.74%		0.77	%D
Net investment income, before expense reimbursements and/or recoupments	6.48%		6.86%	6.60%		4.89%		6.09%
Net investment income, net of reimbursements and/or recoupments	6.52%		6.95%	6.67%		4.96%		6.14%
Portfolio turnover rate	41%		47%	41%		77%		62%

A	Per share amounts have been calculated using the average shares method.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended August 31,
	2025		2024	2023		2022		2021

Net asset value, beginning of period	$9.35		$8.70	$8.74		$9.87		$9.05

Income (loss) from investment operations:
Net investment income	0.60	A	0.64	0.56		0.48		0.59
Net gains (losses) on investments (both realized and unrealized)	0.09		0.64	(0.02)		(1.12)		0.82

Total income (loss) from investment operations	0.69		1.28	0.54		(0.64)		1.41

Less distributions:
Dividends from net investment income	(0.61)		(0.63)	(0.54)		(0.47)		(0.58)
Distributions from net realized gains	-		-	-		-		-
Tax return of capital	-		-	(0.04	)B	(0.02	)B	(0.01	)B

Total distributions	(0.61)		(0.63)	(0.58)		(0.49)		(0.59)

Net asset value, end of period	$9.43		$9.35	$8.70		$8.74		$9.87

Total returnC	7.63%		15.26%	6.42%		(6.72)%		16.06%

Ratios and supplemental data:
Net assets, end of period	$1,497,231,342		$1,131,134,079	$772,529,510		$986,525,511		$833,189,237
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.86%		0.91%	0.89%		0.88%		0.89%
Expenses, net of reimbursements and/or recoupments	0.75%		0.75%	0.75%		0.75%		0.80	%D
Net investment income, before expense reimbursements and/or recoupments	6.40%		6.79%	6.45%		4.91%		6.01%
Net investment income, net of reimbursements and/or recoupments	6.51%		6.95%	6.59%		5.04%		6.10%
Portfolio turnover rate	41%		47%	41%		77%		62%

A	Per share amounts have been calculated using the average shares method.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended August 31,
	2025		2024	2023		2022		2021

Net asset value, beginning of period	$9.31		$8.67	$8.70		$9.84		$9.02

Income (loss) from investment operations:
Net investment income	0.57	A	0.67	0.58		0.40		0.64
Net gains (losses) on investments (both realized and unrealized)	0.08		0.57	(0.06)		(1.09)		0.74

Total income (loss) from investment operations	0.65		1.24	0.52		(0.69)		1.38

Less distributions:
Dividends from net investment income	(0.57)		(0.60)	(0.51)		(0.43)		(0.56)
Distributions from net realized gains	-		-	-		-		-
Tax return of capital	-		-	(0.04	)B	(0.02	)B	(0.00	)B C

Total distributions	(0.57)		(0.60)	(0.55)		(0.45)		(0.56)

Net asset value, end of period	$9.39		$9.31	$8.67		$8.70		$9.84

Total returnD	7.27%		14.75%	6.17%		(7.20)%		15.73%

Ratios and supplemental data:
Net assets, end of period	$62,218,171		$62,840,429	$47,196,990		$43,181,008		$53,412,551
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.14%		1.18%	1.15%		1.16%		1.16%
Expenses, net of reimbursements and/or recoupments	1.10%		1.10%	1.10%		1.10%		1.12	%E
Net investment income, before expense reimbursements and/or recoupments	6.09%		6.51%	6.25%		4.56%		5.72%
Net investment income, net of reimbursements and/or recoupments	6.13%		6.59%	6.30%		4.62%		5.76%
Portfolio turnover rate	41%		47%	41%		77%		62%

A	Per share amounts have been calculated using the average shares method.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended August 31,
	2025		2024	2023		2022		2021

Net asset value, beginning of period	$9.31		$8.66	$8.70		$9.84		$9.02

Income (loss) from investment operations:
Net investment income	0.57	A	0.61	0.58		0.43		0.62
Net gains (losses) on investments (both realized and unrealized)	0.07		0.64	(0.07)		(1.11)		0.76

Total income (loss) from investment operations	0.64		1.25	0.51		(0.68)		1.38

Less distributions:
Dividends from net investment income	(0.57)		(0.60)	(0.51)		(0.44)		(0.56)
Distributions from net realized gains	-		-	-		-		-
Tax return of capital	-		-	(0.04	)B	(0.02	)B	(0.00	)B C

Total distributions	(0.57)		(0.60)	(0.55)		(0.46)		(0.56)

Net asset value, end of period	$9.38		$9.31	$8.66		$8.70		$9.84

Total returnD	7.18%		14.91%	6.08%		(7.17)%		15.75%

Ratios and supplemental data:
Net assets, end of period	$47,571,358		$43,868,887	$36,669,799		$30,539,986		$35,403,008
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.11%		1.16%	1.13%		1.13%		1.14%
Expenses, net of reimbursements and/or recoupments	1.07%		1.07%	1.07%		1.07%		1.09	%E
Net investment income, before expense reimbursements and/or recoupments	6.15%		6.52%	6.28%		4.63%		5.73%
Net investment income, net of reimbursements and/or recoupments	6.19%		6.61%	6.34%		4.69%		5.78%
Portfolio turnover rate	41%		47%	41%		77%		62%

A	Per share amounts have been calculated using the average shares method.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended August 31,
	2025		2024	2023		2022		2021

Net asset value, beginning of period	$9.39		$8.74	$8.78		$9.92		$9.09

Income (loss) from investment operations:
Net investment income	0.51	A	0.52	0.46		0.34		0.48
Net gains (losses) on investments (both realized and unrealized)	0.08		0.67	(0.01)		(1.09)		0.85

Total income (loss) from investment operations	0.59		1.19	0.45		(0.75)		1.33

Less distributions:
Dividends from net investment income	(0.51)		(0.54)	(0.46)		(0.37)		(0.50)
Distributions from net realized gains	-		-	-		-		-
Tax return of capital	-		-	(0.03	)B	(0.02	)B	(0.00	)B C

Total distributions	(0.51)		(0.54)	(0.49)		(0.39)		(0.50)

Net asset value, end of period	$9.47		$9.39	$8.74		$8.78		$9.92

Total returnD	6.50%		14.00%	5.29%		(7.77)%		14.94%

Ratios and supplemental data:
Net assets, end of period	$26,528,549		$25,458,122	$25,543,731		$30,337,985		$42,191,091
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.85%		1.89%	1.86%		1.86%		1.87%
Expenses, net of reimbursements and/or recoupments	1.81%		1.81%	1.81%		1.81%		1.83	%E
Net investment income, before expense reimbursements and/or recoupments	5.41%		5.80%	5.50%		3.85%		5.08%
Net investment income, net of reimbursements and/or recoupments	5.45%		5.88%	5.55%		3.90%		5.12%
Portfolio turnover rate	41%		47%	41%		77%		62%

A	Per share amounts have been calculated using the average shares method.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon FundsSM

Federal Tax Information

August 31, 2025 (Unaudited)

Certain tax information regarding the Funds are required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended August 31, 2025. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2025.

The Funds designated the following items with regard to distributions paid during the fiscal year ended August 31, 2025. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

DoubleLine Floating Rate Income	N/A
SiM High Yield Opportunities	0.16%

Qualified Dividend Income:

DoubleLine Floating Rate Income	N/A
SiM High Yield Opportunities	N/A

Long-Term Capital Gain Distributions:

DoubleLine Floating Rate Income	$0
SiM High Yield Opportunities	0

Short-Term Capital Gain Distributions:

DoubleLine Floating Rate Income	$0
SiM High Yield Opportunities	0

Shareholders will receive notification in January 2026 of the applicable tax information necessary to prepare their 2025 income tax returns.

American Beacon FundsSM

Results of Shareholder Meeting (Unaudited)

A special meeting of shareholders of each of the portfolios of the American Beacon Funds (the “Trust”) was held on August 14, 2025. The shareholders of the Trust, which includes shareholders of the American Beacon DoubleLine Floating Rate Income Fund, formerly known as FEAC Floating Rate Income Fund, American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Ninety One Global Franchise Fund, American Beacon Ninety One International Franchise Fund, American Beacon SiM High Yield Opportunities Fund, and the American Beacon The London Company Income Equity Fund, approved the election of eight (8) trustees to the Board of Trustees of the Trust. Approval of this proposal required a majority of the outstanding voting securities of the Trust.

The following are the results of the shareholder votes for this proposal:

Trustee	For	Against	Abstain	Non-Voting
Gilbert G. Alvarado	9,799,442,444.739	366,321,955.820	0.000	0.000
Gerard J. Arpey	9,786,037,980.551	379,724,448.710	0.000	0.000
Eugene J. Duffy	9,825,775,502.289	339,986,926.972	0.000	0.000
Claudia A. Holz	10,035,282,825.238	130,479,604.023	0.000	0.000
Douglas A. Lindgren	10,068,190,001.570	97,572,427.691	0.000	0.000
Barbara J. McKenna	9,822,345,807.154	343,416,622.084	0.000	0.000
Janet C. Smith	10,059,444,546.803	106,317,882.436	0.000	0.000
Paul Zemsky	10,034,064,866.274	131,697,562.874	0.000	0.000

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon DoubleLine Floating Rate Income Fund and American Beacon SiM High Yield Opportunities Fund are service marks of American Beacon Advisors, Inc.

AR 08/25

AMERICAN BEACON FUNDS

Annual Financial Statements

August 31, 2025

The London Company Income Equity Fund

TLC 0825

American Beacon FundsSM

Additional Fund Information	Back Cover

American Beacon Funds	August 31, 2025

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon The London Company Income Equity Fund.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of American Beacon The London Company Income Equity Fund (one of the funds constituting American Beacon Funds, referred to hereafter as the “Fund”) as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the four years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlight for each of the four years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended August 31, 2021 and the financial highlights for each of the periods ended on or prior to August 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated October 29, 2021 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

November 2, 2025

We have served as the auditor of one or more investment companies in American Beacon family of funds since 2016.

1

American Beacon The London Company Income Equity FundSM

Schedule of Investments

August 31, 2025

	Shares	Fair Value

COMMON STOCKS - 87.3%

Consumer Discretionary - 5.9%

Hotels, Restaurants & Leisure - 2.4%
Starbucks Corp.	318,340	$28,074,404

Specialty Retail - 3.5%
Lowe’s Cos., Inc.	159,596	41,185,344

Total Consumer Discretionary		69,259,748

Consumer Staples - 8.8%

Food Products - 1.7%
Nestle SA, ADR	210,970	19,856,496

Tobacco - 7.1%
Altria Group, Inc.	443,208	29,788,010
Philip Morris International, Inc.	315,648	52,754,250

		82,542,260

Total Consumer Staples		102,398,756

Energy - 3.5%

Oil, Gas & Consumable Fuels - 3.5%
Chevron Corp.	256,960	41,267,776

Financials - 22.7%

Capital Markets - 8.6%
Blackrock, Inc.	48,054	54,163,586
Charles Schwab Corp.	478,116	45,822,637

		99,986,223

Financial Services - 6.3%
Berkshire Hathaway, Inc., Class BA	86,910	43,713,992
Fidelity National Information Services, Inc.	432,934	30,223,122

		73,937,114

Insurance - 7.8%
Chubb Ltd.	73,180	20,129,623
Cincinnati Financial Corp.	170,679	26,216,294
Progressive Corp.	180,998	44,717,366

		91,063,283

Total Financials		264,986,620

Health Care - 3.3%

Pharmaceuticals - 3.3%
Johnson & Johnson	214,066	37,926,073

Industrials - 13.6%

Aerospace & Defense - 2.9%
Northrop Grumman Corp.	57,970	34,204,619

Ground Transportation - 4.9%
Norfolk Southern Corp.	202,984	56,831,460

Professional Services - 2.6%
Paychex, Inc.	221,066	30,828,759

Trading Companies & Distributors - 3.2%
Fastenal Co.	752,351	37,361,751

Total Industrials		159,226,589

Information Technology - 20.0%

Communications Equipment - 3.0%
Cisco Systems, Inc.	500,012	34,545,829

Electronic Equipment, Instruments & Components - 4.5%
Corning, Inc.	775,368	51,972,917

Semiconductors & Semiconductor Equipment - 3.9%
Texas Instruments, Inc.	225,553	45,669,972

See accompanying notes

2

American Beacon The London Company Income Equity FundSM

Schedule of Investments

August 31, 2025

	Shares	Fair Value

COMMON STOCKS - 87.3% (continued)

Information Technology - 20.0% (continued)

Software - 3.8%
Microsoft Corp.	88,166	$44,672,831

Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	242,647	56,328,075

Total Information Technology		233,189,624

Materials - 4.1%

Chemicals - 4.1%
Air Products & Chemicals, Inc.	163,320	48,034,045

Real Estate - 1.7%

Specialized REITs - 1.7%
Crown Castle, Inc.	197,689	19,598,888

Utilities - 3.7%

Multi-Utilities - 3.7%
Dominion Energy, Inc.	727,897	43,601,030

Total Common Stocks (Cost $530,906,929)		1,019,489,149

FOREIGN COMMON STOCKS - 9.5%

Communication Services - 4.5%

Entertainment - 4.5%
Nintendo Co. Ltd., ADRB	2,326,687	51,978,188

Consumer Staples - 1.6%

Beverages - 1.6%
Diageo PLC, ADRB	162,064	18,123,617

Information Technology - 3.4%

Electronic Equipment, Instruments & Components - 3.4%
TE Connectivity PLC	192,305	39,710,982

Total Foreign Common Stocks (Cost $75,217,847)		109,812,787

SHORT-TERM INVESTMENTS - 2.9% (Cost $34,050,927)

Investment Companies - 2.9%
American Beacon U.S. Government Money Market Select Fund, 4.24%C D	34,050,927	34,050,927

SECURITIES LENDING COLLATERAL - 0.6% (Cost $6,531,594)

Investment Companies - 0.6%
American Beacon U.S. Government Money Market Select Fund, 4.24%C D	6,531,594	6,531,594

TOTAL INVESTMENTS - 100.3% (Cost $646,707,297)		1,169,884,457
LIABILITIES, NET OF OTHER ASSETS - (0.3)%		(2,985,812)

TOTAL NET ASSETS - 100.0%		$1,166,898,645

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at August 31, 2025 (Note 9).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

REITs - Real Estate Investment Trusts.

See accompanying notes

3

American Beacon The London Company Income Equity FundSM

Schedule of Investments

August 31, 2025

Long Futures Contracts Open on August 31, 2025:
Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	119	September 2025	$37,437,037	$38,512,863	$1,075,826

			$37,437,037	$38,512,863	$1,075,826

Glossary:

Index Abbreviations:
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of August 31, 2025, the investments were classified as described below:

The London Company Income Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,019,489,149	$-	$-	$1,019,489,149
Foreign Common Stocks	109,812,787	-	-	109,812,787
Short-Term Investments	34,050,927	-	-	34,050,927
Securities Lending Collateral	6,531,594	-	-	6,531,594

Total Investments in Securities - Assets	$1,169,884,457	$-	$-	$1,169,884,457

Financial Derivative Instruments - Assets
Futures Contracts	$1,075,826	$-	$-	$1,075,826

Total Financial Derivative Instruments - Assets	$1,075,826	$-	$-	$1,075,826

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended August 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

4

American Beacon The London Company Income Equity FundSM

Statement of Assets and Liabilities

August 31, 2025

Assets:
Investments in unaffiliated securities, at fair value†	$1,129,301,936
Investments in affiliated securities, at fair value‡ §	40,582,521
Cash collateral held at broker for futures contracts	3,029,000
Dividends and interest receivable	1,265,655
Receivable for fund shares sold	333,320
Receivable for tax reclaims	799,422
Receivable for expense reimbursement (Note 2)	52
Receivable for variation margin on open futures contracts (Note 5)	1,076,127
Prepaid expenses	54,491

Total assets	1,176,442,524

Liabilities:
Payable for fund shares redeemed	597,198
Cash due to broker for futures contracts	1,344,946
Management and sub-advisory fees payable (Note 2)	715,106
Service fees payable (Note 2)	70,767
Transfer agent fees payable (Note 2)	71,536
Payable upon return of securities loaned (Note 9)§	6,531,594
Custody and fund accounting fees payable	96,807
Professional fees payable	76,887
Trustee fees payable (Note 2)	1,754
Payable for prospectus and shareholder reports	21,553
Other liabilities	15,731

Total liabilities	9,543,879

Commitments and contingent liabilities (Note 1 and Note 2)
Net assets	$1,166,898,645

See accompanying notes

5

American Beacon The London Company Income Equity FundSM

Statement of Assets and Liabilities

August 31, 2025

Analysis of net assets:
Paid-in-capital	$506,449,013
Total distributable earnings (deficits)A	660,449,632

Net assets	$1,166,898,645

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	11,935,092

Y Class	29,147,232

Investor Class	1,019,690

A Class	6,675,197

C Class	812,828

R6 Class	6,611

Net assets:
R5 Class	$282,719,019

Y Class	$685,309,045

Investor Class	$24,021,816

A Class	$155,894,732

C Class	$18,796,571

R6 Class	$157,462

Net asset value, offering and redemption price per share:
R5 Class	$23.69

Y Class	$23.51

Investor Class	$23.56

A Class	$23.35

A Class (offering price)	$24.77

C Class	$23.12

R6 Class	$23.82

† Cost of investments in unaffiliated securities	$606,124,776
‡ Cost of investments in affiliated securities	$40,582,521
§ Fair value of securities on loan	$21,316,760

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at year end.

See accompanying notes

6

American Beacon The London Company Income Equity FundSM

Statement of Operations

For the year ended August 31, 2025

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$27,498,085
Dividend income from affiliated securities (Note 2)	1,504,630
Interest income	86,375
Income derived from securities lending (Note 9)	131,864

Total investment income	29,220,954

Expenses:
Management and sub-advisory fees (Note 2)	8,009,910
Transfer agent fees (Note 2):
R5 Class	133,866
Y Class	633,349
Investor Class	2,602
A Class	7,252
C Class	1,291
R6 Class	37
Custody and fund accounting fees	230,178
Professional fees	181,068
Registration fees and expenses	102,995
Service fees (Note 2):
Investor Class	82,983
A Class	126,825
C Class	21,918
Distribution fees (Note 2):
A Class	375,300
C Class	215,425
Prospectus and shareholder report expenses	102,511
Trustee fees (Note 2)	121,665
Loan interest expense (Note 2)	3,453
Line of credit interest expense (Note 10)	13,753
Other expenses	201,327

Total expenses	10,567,708

Net fees waived and expenses (reimbursed) (Note 2)	(129)

Net expenses	10,567,579

Net investment income	18,653,375

Realized and unrealized gain (loss) from investments:
Net realized gain from:
Investments in unaffiliated securitiesA	163,728,486
Commission recapture (Note 1)	16,549
Futures contracts	3,849,194
Change in net unrealized (depreciation) of:
Investments in unaffiliated securitiesB	(40,852,900)
Futures contracts	(307,909)

Net gain from investments	126,433,420

Net increase in net assets resulting from operations.	$145,086,795

† Foreign taxes	$148,529

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.

B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

7

American Beacon The London Company Income Equity FundSM

Statements of Changes in Net Assets

	Year Ended August 31, 2025	Year Ended August 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$18,653,375	$29,333,063
Net realized gain from investments in unaffiliated securities, commission recapture, and futures contracts	167,594,229	115,051,475
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities and futures contracts	(41,160,809)	72,807,469

Net increase in net assets resulting from operations	145,086,795	217,192,007

Distributions to shareholders:
Total retained earnings:
R5 Class	(41,417,395)	(14,582,636)
Y Class	(83,989,079)	(21,477,635)
Investor Class	(3,038,384)	(686,678)
A Class	(17,949,328)	(3,315,763)
C Class	(2,562,799)	(674,891)
R6 Class	(63,650)	(39,724)

Net distributions to shareholders	(149,020,635)	(40,777,327)

Capital share transactions (Note 11):
Proceeds from sales of shares	123,167,879	193,232,520
Reinvestment of dividends and distributions	110,071,856	31,148,212
Cost of shares redeemed	(507,200,603)	(659,197,498)

Net (decrease) in net assets from capital share transactions	(273,960,868)	(434,816,766)

Net (decrease) in net assets	(277,894,708)	(258,402,086)

Net assets:
Beginning of year	1,444,793,353	1,703,195,439

End of year	$1,166,898,645	$1,444,793,353

See accompanying notes

8

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2025

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of August 31, 2025, the Trust consists of twenty-seven active series, one of which is presented in this filing: American Beacon The London Company Income Equity Fund (the “Fund”). The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In this reporting period, the Fund adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2023- 07, Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

9

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2025

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors—sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are

10

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2025

determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with The London Company of Virginia, LLC (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an

11

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2025

annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

First $25 million	0.40%
Next $225 million	0.35%
Over $250 million	0.30%

The Management and Sub-Advisory Fees paid by the Fund for the year ended August 31, 2025 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$4,267,406
Sub-Advisory Fees	0.31%	3,742,504

Total.	0.66%	$8,009,910

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statement of Operations. During the year ended August 31, 2025, the Manager received securities lending fees of $15,211 for the securities lending activities of the Fund.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis.

12

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2025

During the year ended August 31, 2025, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
The London Company Income Equity	$720,525

As of August 31, 2025, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
The London Company Income Equity	$61,326

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund listed below held the following shares with an August 31, 2025 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	August 31, 2025 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	August 31, 2025 Fair Value
U.S. Government Money Market Select Fund	Direct	The London Company Income Equity	$34,050,927	$-	$-	$1,504,630	$34,050,927
U.S. Government Money Market Select Fund	Securities Lending	The London Company Income Equity	6,531,594	-	-	N/A	6,531,594

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the year ended August 31, 2025, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
The London Company Income Equity	$34,295	$2,121	$36,416

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting

13

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2025

areas who report the activities of the credit facility to the Board. During the year ended August 31, 2025, the Fund borrowed on average $11,548,024 for 2 days at an average interest rate of 5.52% with interest charges of $3,453. These amounts are recorded as “Loan interest expense” in the Statement of Operations. During the year ended August 31, 2025, the Fund participated as a lender by loaning an amount of $9,000,000 for 1 day at an interest rate of 5.14% with interest charges earned of $1,267. This amount is included in “Interest income” on the Statement of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund, through December 31, 2025, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Fund’s expense cap. For the Year ended August 31, 2025, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of
Fund	Class	9/1/2024 - 12/31/2024	1/1/2025 – 8/31/2025	Reimbursed Expenses	(Recouped) Expenses		Reimbursed Expenses
The London Company Income Equity	R6	0.71%	0.71%	$129	$(22	)*	2027-2028

* This amount represents Recouped Expenses from prior fiscal years and is reflected in Other Expenses on the Statement of Operations.

Of the above amounts, $52 was disclosed as a Receivable for expense reimbursement on the Statement of Assets and Liabilities at August 31, 2025.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/ reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2027 and 2028. The Fund did not record a liability for potential contingent reimbursement due to the current assessment that a reimbursement is uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
The London Company Income Equity	$22	$-	$23	2024-2025
The London Company Income Equity	-	532	-	2025-2026
The London Company Income Equity	-	232	-	2026-2027

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the year ended August 31, 2025, RID collected $6,942 from the sale of A Class Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the year ended August 31, 2025, CDSC fees of $25 were collected for the A Class Shares of the Fund.

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American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2025

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the year ended August 31, 2025, CDSC fees of $1,337 were collected for C Class Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $150,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

15

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2025

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

16

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2025

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4. Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

The Fund may invest in securities issued by foreign companies through ADRs and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges,

17

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2025

brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund at times may invest in shares of other investment companies, including government money market funds and ETFs. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Fund can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Fund could invest in government money market funds rather than purchasing individual short-term investments. If the Fund invests in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the government money market funds in which the Fund invests, including advisory fees charged by the Manager to any applicable government money market funds advised by the Manager.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

5. Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. An equity index futures contract is based on the value of an underlying index. The

18

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2025

Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in the Fund. The Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the year ended August 31, 2025, the Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Year Ended August 31, 2025
The London Company Income Equity	$131

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of August 31, 2025:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin on open futures contracts(2)	$–	$–	$–	$–	$1,075,826	$1,075,826

The effect of financial derivative instruments on the Statement of Operations as of August 31, 2025:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$3,849,194	$3,849,194

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$(307,909)	$(307,909)

(1)	See Note 3 in the Notes to Financial Statements for additional information.
(2)

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default.

19

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2025

Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, August 31, 2025.

Offsetting of Financial and Derivative Assets as of August 31, 2025:
	Assets	Liabilities
Futures Contracts(1)	$1,075,826	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$1,075,826	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(1,075,826)	$-

	Remaining Contractual Maturity of the Agreements As of August 31, 2025
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$6,531,594	$-	$-	$-	$6,531,594

Total Borrowings	$6,531,594	$-	$-	$-	$6,531,594

Gross amount of recognized liabilities for securities lending transactions					$6,531,594

(1)

Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

6. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Fund’s shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Fund cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Fund invests. The issuers of the Fund’s investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Fund’s investments, leading to significant loss of value.

Dividend Risk

The Fund’s focus on dividend-paying stocks could cause the Fund to underperform funds that invest without consideration of a company’s track record of paying dividends. An issuer of stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. In addition, stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or an economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise, the prices of such securities may fall. At times, the Fund may not be able to identify dividend-paying stocks that are attractive investments. The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay.

20

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2025

Equity Investments Risk

Equity securities are subject to investment and market risk. The Fund’s investments in equity securities may include common stocks.

Investing in such securities may expose the funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

Focused Holdings Risk

Because the Fund may have a focused portfolio of fewer companies, the increase or decrease of the value of a single investment may have a greater impact on the Fund’s NAV and total return when compared to other diversified funds.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) greater volatility, (6) different government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. The Fund’s investment in a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country. Global economic and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed- income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional

21

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2025

market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including government money market funds that are advised by the Manager. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. If the Fund invests in other investment companies, the Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to the Fund’s shareholders when distributed to them. Investments in government money market funds are subject to interest rate risk, credit risk, and market risk. Interest rate risk is the risk that rising interest rates could cause the value of such an investment to decline. Credit risk is the risk that the issuer, guarantor or insurer of an obligation, or the counterparty to a transaction, may fail or become less able or unwilling, to make timely payment of interest or principal or otherwise honor its obligations, or that it may default completely.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

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American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2025

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems. Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; imposition of tariffs and resulting impacts on global prices and supply chains; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit the Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Securities Lending Risk

The Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of the Fund’s securities provide collateral either in the form of cash, which the Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. The Fund could also lose money due to a decline in the value of non-cash collateral. In addition,

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American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2025

delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, the Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of the Fund’s collateral is inadequate. Although the Fund’s securities lending agent may indemnify the Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

7. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended August 31, 2025 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows:

	Year Ended August 31, 2025	Year Ended August 31, 2024
Distributions paid from:
Ordinary income*
R5 Class	$8,071,283	$11,400,975
Y Class	15,604,745	16,658,090
Investor Class	503,438	516,496
A Class	3,061,921	2,508,537
C Class	290,715	423,871
R6 Class	8,989	35,426
Long-term capital gains
R5 Class	33,346,112	3,181,661
Y Class	68,384,334	4,819,545
Investor Class	2,534,946	170,182
A Class	14,887,407	807,226
C Class	2,272,084	251,020
R6 Class	54,661	4,298

Total distributions paid	$149,020,635	$40,777,327

* For tax purposes, short-term capital gains are considered ordinary income distributions.

24

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2025

As of August 31, 2025, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The London Company Income Equity	$651,425,391	$525,389,419	$(6,930,353)	$518,459,066

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
The London Company Income Equity	$518,459,066	$-	$141,990,566	$-	$-	$660,449,632

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales and the realization for tax purposes of unrealized gains (losses) on certain derivative instruments.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

As of August 31, 2025, the Fund had no permanent differences.

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of August 31, 2025, the Fund did not have any capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended August 31, 2025 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
The London Company Income Equity	$125,368,052	$513,582,112

A summary of the Fund’s transactions in the USG Select Fund for the year ended August 31, 2025 were as follows:

Fund	Type of Transaction	August 31, 2024 Shares/ Fair Value	Purchases	Sales	August 31, 2025 Shares/ Fair Value
The London Company Income Equity	Direct	$45,138,737	$571,113,007	$582,200,817	$34,050,927
The London Company Income Equity	Securities Lending	20,149,369	144,986,459	158,604,234	6,531,594

9. Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at

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American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2025

least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of August 31, 2025, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
The London Company Income Equity	$21,316,760	$6,531,594	$15,419,314	$21,950,908

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10. Borrowing Arrangements

Effective November 8, 2024 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement

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American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2025

with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2024.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2024.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended August 31, 2025, the Fund did not utilize these facilities.

11. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Year Ended August 31,
	2025		2024
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	817,462	$18,103,417	4,002,575	$85,122,294
Reinvestment of dividends	1,707,932	36,310,360	622,430	13,180,733
Shares redeemed	(11,449,726)	(264,284,293)	(10,742,419)	(230,405,891)

Net (decrease) in shares outstanding	(8,924,332)	$(209,870,516)	(6,117,414)	$(132,102,864)

	Y Class
	Year Ended August 31,
	2025		2024
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	3,373,847	$73,968,359	3,765,751	$79,778,457
Reinvestment of dividends	2,884,339	60,759,661	731,127	15,357,380
Shares redeemed	(8,764,466)	(193,588,041)	(17,004,695)	(359,096,817)

Net (decrease) in shares outstanding	(2,506,280)	$(58,860,021)	(12,507,817)	$(263,960,980)

	Investor Class
	Year Ended August 31,
	2025		2024
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	98,623	$2,221,854	93,746	$1,981,747
Reinvestment of dividends	139,316	2,936,278	31,033	653,669
Shares redeemed	(373,199)	(8,182,294)	(398,686)	(8,506,286)

Net (decrease) in shares outstanding	(135,260)	$(3,024,162)	(273,907)	$(5,870,870)

27

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

August 31, 2025

	A Class
	Year Ended August 31,
	2025		2024
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	1,226,459	$27,296,041	1,161,188	$24,621,676
Reinvestment of dividends	389,125	8,133,274	67,711	1,417,954
Shares redeemed	(1,323,685)	(29,110,410)	(1,504,670)	(31,788,138)

Net increase (decrease) in shares outstanding	291,899	$6,318,905	(275,771)	$(5,748,508)

	C Class
	Year Ended August 31,
	2025		2024
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	71,087	$1,518,737	74,516	$1,556,481
Reinvestment of dividends	90,609	1,868,633	24,115	498,752
Shares redeemed	(520,580)	(11,471,932)	(1,208,924)	(25,321,789)

Net (decrease) in shares outstanding	(358,884)	$(8,084,562)	(1,110,293)	$(23,266,556)

	R6 Class
	Year Ended August 31,
	2025		2024
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	2,736	$59,471	8,029	$171,865
Reinvestment of dividends	2,990	63,650	1,920	39,724
Shares redeemed	(26,494)	(563,633)	(203,091)	(4,078,577)

Net (decrease) in shares outstanding	(20,768)	$(440,512)	(193,142)	$(3,866,988)

12. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 Class
	Year Ended August 31,
	2025		2024	2023	2022	2021

Net asset value, beginning of period	$23.71		$20.95	$21.25	$23.16	$19.14

Income (loss) from investment operations:
Net investment income	0.37	A	0.43	0.43	0.37	0.35
Net gains (losses) on investments (both realized and unrealized)	2.40		2.91	0.24	(1.77)	4.23

Total income (loss) from investment operations	2.77		3.34	0.67	(1.40)	4.58

Less distributions:
Dividends from net investment income	(0.40)		(0.45)	(0.43)	(0.37)	(0.35)
Distributions from net realized gains	(2.39)		(0.13)	(0.54)	(0.14)	(0.21)

Total distributions	(2.79)		(0.58)	(0.97)	(0.51)	(0.56)

Net asset value, end of period	$23.69		$23.71	$20.95	$21.25	$23.16

Total returnB	13.27%		16.29%	3.27%	(6.21)%	24.40%

Ratios and supplemental data:
Net assets, end of period	$282,719,019		$494,606,175	$565,070,285	$512,217,743	$415,873,245
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.78%		0.75%	0.75%	0.74%	0.74%
Expenses, net of reimbursements and/or recoupments	0.78%		0.75%	0.75%	0.74%	0.74%
Net investment income, before expense reimbursements and/or recoupments	1.63%		2.01%	2.07%	1.63%	1.66%
Net investment income, net of reimbursements and/or recoupments	1.63%		2.01%	2.07%	1.63%	1.66%
Portfolio turnover rate	10%		11%	7%	9%	7%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

29

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended August 31,
	2025		2024	2023	2022	2021

Net asset value, beginning of period	$23.56		$20.81	$21.12	$23.03	$19.02

Income (loss) from investment operations:
Net investment income	0.35	A	0.40	0.41	0.35	0.33
Net gains (losses) on investments (both realized and unrealized)	2.38		2.91	0.23	(1.76)	4.23

Total income (loss) from investment operations	2.73		3.31	0.64	(1.41)	4.56

Less distributions:
Dividends from net investment income	(0.39)		(0.43)	(0.41)	(0.36)	(0.34)
Distributions from net realized gains	(2.39)		(0.13)	(0.54)	(0.14)	(0.21)

Total distributions	(2.78)		(0.56)	(0.95)	(0.50)	(0.55)

Net asset value, end of period	$23.51		$23.56	$20.81	$21.12	$23.03

Total returnB	13.16%		16.29%	3.17%	(6.30)%	24.43%

Ratios and supplemental data:
Net assets, end of period	$685,309,045		$745,610,321	$919,092,509	$1,007,455,843	$1,045,963,233
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.83%		0.81%	0.81%	0.80%	0.81%
Expenses, net of reimbursements and/or recoupments	0.83%		0.81%	0.81%	0.80%	0.81%
Net investment income, before expense reimbursements and/or recoupments	1.57%		1.95%	2.00%	1.56%	1.60%
Net investment income, net of reimbursements and/or recoupments	1.57%		1.95%	2.00%	1.56%	1.60%
Portfolio turnover rate	10%		11%	7%	9%	7%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

30

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended August 31,
	2025		2024	2023	2022	2021

Net asset value, beginning of period	$23.60		$20.85	$21.15	$23.06	$19.05

Income (loss) from investment operations:
Net investment income	0.30	A	0.35	0.35	0.29	0.28
Net gains (losses) on investments (both realized and unrealized)	2.38		2.91	0.25	(1.76)	4.23

Total income (loss) from investment operations	2.68		3.26	0.60	(1.47)	4.51

Less distributions:
Dividends from net investment income	(0.33)		(0.38)	(0.36)	(0.30)	(0.29)
Distributions from net realized gains	(2.39)		(0.13)	(0.54)	(0.14)	(0.21)

Total distributions	(2.72)		(0.51)	(0.90)	(0.44)	(0.50)

Net asset value, end of period	$23.56		$23.60	$20.85	$21.15	$23.06

Total returnB	12.89%		15.97%	2.95%	(6.54)%	24.07%

Ratios and supplemental data:
Net assets, end of period	$24,021,816		$27,251,831	$29,787,339	$46,690,436	$56,472,628
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.09%		1.05%	1.07%	1.06%	1.07%
Expenses, net of reimbursements and/or recoupments	1.09%		1.05%	1.07%	1.06%	1.07%
Net investment income, before expense reimbursements and/or recoupments	1.32%		1.71%	1.72%	1.29%	1.33%
Net investment income, net of reimbursements and/or recoupments	1.32%		1.71%	1.72%	1.29%	1.33%
Portfolio turnover rate	10%		11%	7%	9%	7%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

31

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended August 31,
	2025		2024	2023	2022	2021

Net asset value, beginning of period	$23.42		$20.69	$21.01	$22.90	$18.93

Income (loss) from investment operations:
Net investment income	0.29	A	0.36	0.36	0.29	0.28
Net gains (losses) on investments (both realized and unrealized)	2.37		2.88	0.22	(1.74)	4.19

Total income (loss) from investment operations	2.66		3.24	0.58	(1.45)	4.47

Less distributions:
Dividends from net investment income	(0.34)		(0.38)	(0.36)	(0.30)	(0.29)
Distributions from net realized gains	(2.39)		(0.13)	(0.54)	(0.14)	(0.21)

Total distributions	(2.73)		(0.51)	(0.90)	(0.44)	(0.50)

Net asset value, end of period	$23.35		$23.42	$20.69	$21.01	$22.90

Total returnB	12.88%		16.00%	2.89%	(6.48)%	24.04%

Ratios and supplemental data:
Net assets, end of period	$155,894,732		$149,471,596	$137,795,991	$139,898,234	$143,875,366
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.08%		1.06%	1.06%	1.05%	1.05%
Expenses, net of reimbursements and/or recoupments	1.08%		1.06%	1.06%	1.05%	1.05%
Net investment income, before expense reimbursements and/or recoupments	1.33%		1.70%	1.75%	1.31%	1.36%
Net investment income, net of reimbursements and/or recoupments	1.33%		1.70%	1.75%	1.31%	1.36%
Portfolio turnover rate	10%		11%	7%	9%	7%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

32

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended August 31,
	2025		2024		2023	2022	2021

Net asset value, beginning of period	$23.22		$20.52		$20.83	$22.72	$18.78

Income (loss) from investment operations:
Net investment income	0.12	A	0.20	A	0.16	0.09	0.10
Net gains (losses) on investments (both realized and unrealized)	2.34		2.85		0.28	(1.70)	4.19

Total income (loss) from investment operations	2.46		3.05		0.44	(1.61)	4.29

Less distributions:
Dividends from net investment income	(0.17)		(0.22)		(0.21)	(0.14)	(0.14)
Distributions from net realized gains	(2.39)		(0.13)		(0.54)	(0.14)	(0.21)

Total distributions	(2.56)		(0.35)		(0.75)	(0.28)	(0.35)

Net asset value, end of period	$23.12		$23.22		$20.52	$20.83	$22.72

Total returnB	12.00%		15.09%		2.19%	(7.22)%	23.14%

Ratios and supplemental data:
Net assets, end of period	$18,796,571		$27,201,522		$46,817,639	$60,287,047	$85,083,300
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.85%		1.81%		1.80%	1.78%	1.79%
Expenses, net of reimbursements and/or recoupments	1.85%		1.81%		1.80%	1.78%	1.79%
Net investment income, before expense reimbursements and/or recoupments	0.56%		0.95%		1.00%	0.56%	0.62%
Net investment income, net of reimbursements and/or recoupments	0.56%		0.95%		1.00%	0.56%	0.62%
Portfolio turnover rate	10%		11%		7%	9%	7%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

33

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Year Ended August 31,
	2025		2024	2023	2022		2021

Net asset value, beginning of period	$23.81		$21.00	$21.30	$23.22		$19.13

Income (loss) from investment operations:
Net investment income	0.40	A	0.82	0.24	0.39	A	2.03
Net gains (losses) on investments (both realized and unrealized)	2.40		2.57	0.43	(1.79)		2.59

Total income (loss) from investment operations	2.80		3.39	0.67	(1.40)		4.62

Less distributions:
Dividends from net investment income	(0.40)		(0.45)	(0.43)	(0.38)		(0.32)
Distributions from net realized gains	(2.39)		(0.13)	(0.54)	(0.14)		(0.21)

Total distributions	(2.79)		(0.58)	(0.97)	(0.52)		(0.53)

Net asset value, end of period	$23.82		$23.81	$21.00	$21.30		$23.22

Total returnB	13.36%		16.52%	3.28%	(6.21)%		24.62%

Ratios and supplemental data:
Net assets, end of period	$157,462		$651,908	$4,631,676	$1,018,965		$169,279
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.76%		0.73%	0.72%	0.73%		0.75%
Expenses, net of reimbursements and/or recoupments	0.71%		0.71%	0.71%	0.71%		0.71%
Net investment income, before expense reimbursements and/or recoupments	1.64%		1.84%	2.10%	1.75%		1.64%
Net investment income, net of reimbursements and/or recoupments	1.69%		1.86%	2.11%	1.77%		1.68%
Portfolio turnover rate	10%		11%	7%	9%		7%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

34

American Beacon FundSM

Federal Tax Information

August 31, 2025 (Unaudited)

Certain tax information regarding the Funds are required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended August 31, 2025. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2025.

The Funds designated the following items with regard to distributions paid during the fiscal year ended August 31, 2025. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

The London Company Income Equity	96.60%

Qualified Dividend Income:

The London Company Income Equity	100.00%

Long-Term Capital Gain Distributions:

The London Company Income Equity	$121,689,187

Short-Term Capital Gain Distributions:

The London Company Income Equity	$8,678,073

Shareholders will receive notification in January 2026 of the applicable tax information necessary to prepare their 2025 income tax returns.

35

American Beacon FundsSM

Results of Shareholder Meeting (Unaudited)

A special meeting of shareholders of each of the portfolios of the American Beacon Funds (the “Trust”) was held on August 14, 2025. The shareholders of the Trust, which includes shareholders of the American Beacon DoubleLine Floating Rate Income Fund, formerly known as FEAC Floating Rate Income Fund, American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Ninety One Global Franchise Fund, American Beacon Ninety One International Franchise Fund, American Beacon SiM High Yield Opportunities Fund, and the American Beacon The London Company Income Equity Fund, approved the election of eight (8) trustees to the Board of Trustees of the Trust. Approval of this proposal required a majority of the outstanding voting securities of the Trust.

The following are the results of the shareholder votes for this proposal:

Trustee	For	Against	Abstain	Non-Voting
Gilbert G. Alvarado	9,799,442,444.739	366,321,955.820	0.000	0.000
Gerard J. Arpey	9,786,037,980.551	379,724,448.710	0.000	0.000
Eugene J. Duffy	9,825,775,502.289	339,986,926.972	0.000	0.000
Claudia A. Holz	10,035,282,825.238	130,479,604.023	0.000	0.000
Douglas A. Lindgren	10,068,190,001.570	97,572,427.691	0.000	0.000
Barbara J. McKenna	9,822,345,807.154	343,416,622.084	0.000	0.000
Janet C. Smith	10,059,444,546.803	106,317,882.436	0.000	0.000
Paul Zemsky	10,034,064,866.274	131,697,562.874	0.000	0.000

36

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon The London Company Income Equity Fund are service marks of American Beacon Advisors, Inc.

AR 08/25

American Beacon FundsSM

Additional Fund Information	Back Cover

American Beacon Funds	August 31, 2025

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Ninety One Global Franchise Fund and American Beacon Ninety One International Franchise Fund.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Ninety One Global Franchise Fund and American Beacon Ninety One International Franchise Fund (three of the funds constituting American Beacon Funds, hereafter collectively referred to as the “Funds”) as of August 31, 2025 ,the related statements of operations for the period of November 1, 2024 through August 31, 2025, the statements of changes in net assets for the period of November 1, 2024 through August 31, 2025, including the related notes, and the financial highlights for the period indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025 , the results of each of their operations for the period then ended, the changes in each of their net assets for the period of November 1, 2024 through August 31, 2025 and each of the financial highlights for the period indicated in the table below in conformity with accounting principles generally accepted in the United States of America.

Fund	Class	Financial Highlights
American Beacon Ninety One Emerging Markets Equity Fund	R5 Class, Y Class	For the period of November 1, 2024 through August 31, 2025

American Beacon Ninety One Emerging Markets Equity Fund	R6 Class	For the period of February 24, 2025 through August 31, 2025

American Beacon Ninety One Global Franchise Fund	R5 Class, Y Class	For the period of November 1, 2024 through August 31, 2025

American Beacon Ninety One Global Franchise Fund	R6 Class	For the period of November 18, 2024 through August 31, 2025

American Beacon Ninety One International Franchise Fund	R5 Class	For the period of November 1, 2024 through August 31, 2025

American Beacon Ninety One International Franchise Fund	Y Class, R6 Class	For the period of November 18, 2024 through August 31, 2025

The financial statements of the Fund as of and for the year ended October 31, 2024 and the financial highlights for each of the periods ended on or prior to October 31, 2024 were audited by other auditors whose report dated December 27, 2024 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by

1

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodians and transfer agents. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

November 2, 2025

We have served as the auditor of one or more investment companies American Beacon family of funds since 2016.

2

American Beacon Ninety One Emerging Markets Equity FundSM

Schedule of Investments

August 31, 2025

	Shares	Fair Value

Argentina - 0.6% (Cost $1,743,659)

Foreign Common Stocks - 0.6%
Vista Energy SAB de CV, ADRA B	30,486	$1,188,344

Austria - 1.6% (Cost $1,612,875)

Foreign Common Stocks - 1.6%
Erste Group Bank AGC	36,661	3,484,021

Brazil - 6.1%

Foreign Common Stocks - 6.1%
Banco BTG Pactual SAD	199,847	1,653,520
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	76,338	1,724,622
Embraer SA	125,652	1,765,944
Embraer SA, ADR	1,386	78,073
Lojas Renner SA	470,931	1,412,311
Sendas Distribuidora SA	776,374	1,506,396
StoneCo Ltd., Class AA	100,276	1,651,546
Vale SA, ADR	205,375	2,111,255
XP, Inc., Class A	78,195	1,418,457

Total Foreign Common Stocks		13,322,124

Total Brazil (Cost $12,921,234)		13,322,124

China - 28.2%

Foreign Common Stocks - 28.2%
AAC Technologies Holdings, Inc.C	217,500	1,203,309
AIA Group Ltd.C	173,200	1,638,994
Alibaba Group Holding Ltd.C	405,936	6,793,066
Anji Microelectronics Technology Shanghai Co. Ltd., Class AC	98,549	2,433,656
BeOne Medicines Ltd., Class HA C	101,700	2,399,315
China Construction Bank Corp., Class HC	3,363,000	3,225,080
China Mengniu Dairy Co. Ltd.C	685,000	1,329,449
Contemporary Amperex Technology Co. Ltd., Class AC	80,870	3,463,138
Eastroc Beverage Group Co. Ltd., Class AC	39,522	1,710,704
Hong Kong Exchanges & Clearing Ltd.C	36,900	2,163,846
JL Mag Rare-Earth Co. Ltd., Class AC	560,150	3,215,615
NetEase, Inc.C	128,800	3,521,620
Sany Heavy Industry Co. Ltd., Class AC	610,341	1,801,339
SF Holding Co. Ltd., Class AC	211,465	1,320,276
Tencent Holdings Ltd.C	171,800	13,285,068
WH Group Ltd.C E	1,957,123	2,086,873
WuXi AppTec Co. Ltd., Class AC	157,087	2,284,939
Xiaomi Corp., Class BA C E	590,400	4,025,391
Zhejiang China Commodities City Group Co. Ltd., Class AC	721,511	2,274,935
Zhejiang Leapmotor Technology Co. Ltd., Class HA C E	165,700	1,366,004

Total Foreign Common Stocks		61,542,617

Total China (Cost $50,175,222)		61,542,617

Greece - 0.8% (Cost $1,090,460)

Foreign Common Stocks - 0.8%
National Bank of Greece SAC	131,938	1,811,005

India - 14.9%

Foreign Common Stocks - 14.9%
Bharti Airtel Ltd.C	115,542	2,472,168
Cipla Ltd.C	107,420	1,931,934
Eicher Motors Ltd.C	25,404	1,756,852
HDFC Bank Ltd.C	411,603	4,444,093
Hindustan Aeronautics Ltd.C F	32,781	1,613,270
ICICI Bank Ltd., ADR	98,582	3,128,993
InterGlobe Aviation Ltd.C E	22,824	1,451,786
Larsen & Toubro Ltd.C	39,903	1,629,543
Lodha Developers Ltd.C E	163,809	2,224,151
Max Healthcare Institute Ltd.C	145,370	1,898,687
One 97 Communications Ltd.A C	105,677	1,441,719
PB Fintech Ltd.A C	63,215	1,275,993
Power Grid Corp. of India Ltd.C	618,885	1,935,076

See accompanying notes

3

American Beacon Ninety One Emerging Markets Equity FundSM

Schedule of Investments

August 31, 2025

	Shares	Fair Value

India - 14.9% (continued)

Foreign Common Stocks - 14.9% (continued)
Reliance Industries Ltd.C	222,659	$3,420,778
Varun Beverages Ltd.C	334,128	1,839,609

Total Foreign Common Stocks		32,464,652

Total India (Cost $31,489,443)		32,464,652

Indonesia - 0.6% (Cost $1,382,602)

Foreign Common Stocks - 0.6%
Bank Central Asia Tbk. PTC	2,685,566	1,314,515

Malaysia - 0.6% (Cost $1,234,701)

Foreign Common Stocks - 0.6%
Tenaga Nasional Bhd.C	405,800	1,266,956

Mexico - 3.6%

Foreign Common Stocks - 3.6%
America Movil SAB de CV, Series B	1,824,632	1,822,237
Arca Continental SAB de CV	139,834	1,428,795
Grupo Mexico SAB de CV, Series B	433,507	2,843,594
Ternium SA, ADRB	50,816	1,685,058

Total Foreign Common Stocks		7,779,684

Total Mexico (Cost $7,651,048)		7,779,684

Peru - 0.9% (Cost $1,368,581)

Foreign Common Stocks - 0.9%
Credicorp Ltd.	8,005	2,058,886

Poland - 1.2%

Foreign Common Stocks - 1.2%
Dino Polska SAA C E	86,894	1,082,461
Powszechna Kasa Oszczednosci Bank Polski SAC	75,944	1,476,585

Total Foreign Common Stocks		2,559,046

Total Poland (Cost $2,210,822)		2,559,046

Republic of Korea - 8.4%

Foreign Common Stocks - 8.4%
Coupang, Inc.A	56,031	1,601,366
Kia Corp.C	27,745	2,103,425
Samsung C&T Corp.C	13,961	1,681,243
Samsung Electronics Co. Ltd.C	173,249	8,668,670
SK Hynix, Inc.C	22,521	4,311,450

Total Foreign Common Stocks		18,366,154

Total Republic of Korea (Cost $15,576,099)		18,366,154

Saudi Arabia - 1.1%

Foreign Common Stocks - 1.1%
Elm Co.C	5,543	1,260,611
Saudi Awwal BankC	149,112	1,197,197

Total Foreign Common Stocks		2,457,808

Total Saudi Arabia (Cost $2,985,093)		2,457,808

Singapore - 1.4% (Cost $2,193,117)

Foreign Common Stocks - 1.4%
Sea Ltd., ADRA	16,168	3,015,979

South Africa - 3.8%

Foreign Common Stocks - 3.8%
Capitec Bank Holdings Ltd.C	9,593	1,943,384
MTN Group Ltd.C	226,683	1,926,506

See accompanying notes

4

American Beacon Ninety One Emerging Markets Equity FundSM

Schedule of Investments

August 31, 2025

	Shares	Fair Value

South Africa - 3.8% (continued)

Foreign Common Stocks - 3.8% (continued)
Naspers Ltd., Class NC	8,797	$2,896,376
Sanlam Ltd.C	304,501	1,575,564

Total Foreign Common Stocks		8,341,830

Total South Africa (Cost $5,018,994)		8,341,830

Taiwan - 16.2%

Foreign Common Stocks - 16.2%
Accton Technology Corp.C	87,000	2,861,863
ASE Technology Holding Co. Ltd., ADR	156,625	1,552,154
Delta Electronics, Inc.C	158,000	3,647,135
MediaTek, Inc.C	59,000	2,634,342
Taiwan Semiconductor Manufacturing Co. Ltd.C	655,000	24,659,902

Total Foreign Common Stocks		35,355,396

Total Taiwan (Cost $28,401,957)		35,355,396

Thailand - 1.2%

Foreign Common Stocks - 1.2%
CP ALL PCL	683,200	927,946
Kasikornbank PCLC	334,100	1,732,781

Total Foreign Common Stocks		2,660,727

Total Thailand (Cost $2,699,203)		2,660,727

Turkey - 1.8%

Foreign Common Stocks - 1.8%
Akbank TASC	724,884	1,203,766
Aselsan Elektronik Sanayi Ve Ticaret ASC	630,295	2,805,861

Total Foreign Common Stocks		4,009,627

Total Turkey (Cost $3,355,307)		4,009,627

United Arab Emirates - 4.3%

Foreign Common Stocks - 4.3%
Abu Dhabi Commercial Bank PJSCC	583,141	2,401,750
Aldar Properties PJSCC	873,762	2,285,720
Emaar Properties PJSCC	538,364	2,107,916
Emirates NBD Bank PJSCC	210,846	1,449,520
Talabat Holding PLCC	3,597,026	1,154,200

Total Foreign Common Stocks		9,399,106

Total United Arab Emirates (Cost $8,778,267)		9,399,106

United States - 0.7% (Cost $1,403,189)

Common Stocks - 0.7%
JBS NVA	99,497	1,601,318

SHORT-TERM INVESTMENTS - 1.4% (Cost $2,969,160)

Investment Companies - 1.4%
American Beacon U.S. Government Money Market Select Fund, 4.24%G H	2,969,160	2,969,160

SECURITIES LENDING COLLATERAL - 0.1% (Cost $302,600)

Investment Companies - 0.1%
American Beacon U.S. Government Money Market Select Fund, 4.24%G H	302,600	302,600

TOTAL INVESTMENTS - 99.5% (Cost $186,563,633)		217,271,555
OTHER ASSETS, NET OF LIABILITIES - 0.5%		1,068,251

TOTAL NET ASSETS - 100.0%		$218,339,806

See accompanying notes

5

American Beacon Ninety One Emerging Markets Equity FundSM

Schedule of Investments

August 31, 2025

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at August 31, 2025 (Note 8).

C Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $177,823,001 or 81.4% of net assets.

D Unit - Usually consists of one common stock and/or rights and warrants.

E Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $12,236,666 or 5.6% of net assets. The Fund has no right to demand registration of these securities.

F Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

G 7-day yield.

H The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

PCL - Public Company Limited (Thailand).

PJSC - Public Joint Stock Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of August 31, 2025, the investments were classified as described below:

Ninety One Emerging Markets Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Argentina	$1,188,344	$-	$-	$1,188,344
Austria	-	3,484,021	-	3,484,021
Brazil	13,322,124	-	-	13,322,124
China	-	61,542,617	-	61,542,617
Greece	-	1,811,005	-	1,811,005
India	3,128,993	29,335,659	-	32,464,652
Indonesia	-	1,314,515	-	1,314,515
Malaysia	-	1,266,956	-	1,266,956
Mexico	7,779,684	-	-	7,779,684
Peru	2,058,886	-	-	2,058,886
Poland	-	2,559,046	-	2,559,046
Republic of Korea	1,601,366	16,764,788	-	18,366,154
Saudi Arabia	-	2,457,808	-	2,457,808
Singapore	3,015,979	-	-	3,015,979
South Africa	-	8,341,830	-	8,341,830
Taiwan	1,552,154	33,803,242	-	35,355,396
Thailand	927,946	1,732,781	-	2,660,727
Turkey	-	4,009,627	-	4,009,627
United Arab Emirates	-	9,399,106	-	9,399,106
Common Stocks
United States	1,601,318	-	-	1,601,318
Short-Term Investments	2,969,160	-	-	2,969,160
Securities Lending Collateral	302,600	-	-	302,600

Total Investments in Securities - Assets	$39,448,554	$177,823,001	$-	$217,271,555

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended August 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

6

American Beacon Ninety One Global Franchise FundSM

Schedule of Investments

August 31, 2025

	Shares	Fair Value

China - 4.0% (Cost $12,181,236)

Foreign Common Stocks - 4.0%
NetEase, Inc., ADR	132,737	$18,077,452

France - 2.6% (Cost $11,203,961)

Foreign Common Stocks - 2.6%
LVMH Moet Hennessy Louis Vuitton SEA	19,984	11,775,395

Germany - 3.1% (Cost $14,378,284)

Foreign Common Stocks - 3.1%
Beiersdorf AGA	122,704	14,119,736

Israel - 2.2% (Cost $7,126,104)

Foreign Common Stocks - 2.2%
Check Point Software Technologies Ltd.B	52,260	10,093,496

Netherlands - 6.0% (Cost $18,963,256)

Foreign Common Stocks - 6.0%
ASML Holding NVA	36,224	26,908,898

Republic of Korea - 1.5% (Cost $6,753,678)

Foreign Common Stocks - 1.5%
Samsung Electronics Co. Ltd., GDRA C	5,268	6,509,418

United Kingdom - 3.6%

Foreign Common Stocks - 3.6%
London Stock Exchange Group PLCA	92,957	11,521,155
St. James’s Place PLCA	257,210	4,414,954

Total Foreign Common Stocks		15,936,109

Total United Kingdom (Cost $16,053,518)		15,936,109

United States - 69.7%

Common Stocks - 69.7%
Align Technology, Inc.B	43,483	6,172,847
Alphabet, Inc., Class A	97,733	20,808,333
Autodesk, Inc.B	57,805	18,191,233
Automatic Data Processing, Inc.	39,616	12,045,245
Booking Holdings, Inc.	4,017	22,491,384
Edwards Lifesciences Corp.B	144,347	11,741,185
Electronic Arts, Inc.	83,045	14,279,588
FactSet Research Systems, Inc.	21,777	8,129,790
ICON PLCB	60,333	10,735,654
Intuit, Inc.	27,944	18,638,648
Johnson & Johnson	63,641	11,275,276
Marsh & McLennan Cos., Inc.	26,850	5,525,998
Microsoft Corp.	70,414	35,678,070
Monster Beverage Corp.B	132,695	8,281,495
Moody’s Corp.	16,885	8,607,297
Motorola Solutions, Inc.	14,885	7,032,567
Philip Morris International, Inc.	142,283	23,779,758
Roche Holding AGA	35,234	11,502,219
S&P Global, Inc.	17,465	9,578,505
VeriSign, Inc.	34,782	9,508,355
Visa, Inc., Class A	109,336	38,462,218

Total Common Stocks		312,465,665

Total United States (Cost $222,540,003)		312,465,665

See accompanying notes

7

American Beacon Ninety One Global Franchise FundSM

Schedule of Investments

August 31, 2025

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 6.9% (Cost $30,969,666)

Investment Companies - 6.9%
American Beacon U.S. Government Money Market Select Fund, 4.24%D E	30,969,666	$30,969,666

TOTAL INVESTMENTS - 99.6% (Cost $340,169,706)		446,855,835
OTHER ASSETS, NET OF LIABILITIES - 0.4%		1,770,204

TOTAL NET ASSETS - 100.0%		$448,626,039

Percentages are stated as a percent of net assets.

A Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $86,751,775 or 19.3% of net assets.

B Non-income producing security.

C Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

D 7-day yield.

E The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of August 31, 2025, the investments were classified as described below:

Ninety One Global Franchise Fund	Level 1	Level 2	Level 3	Total
Assets

Foreign Common Stocks
China	$18,077,452	$–	$-	$18,077,452
France	–	11,775,395	–	11,775,395
Germany	–	14,119,736	–	14,119,736
Israel	10,093,496	–	–	10,093,496
Netherlands	–	26,908,898	–	26,908,898
Republic of Korea	–	6,509,418	–	6,509,418
United Kingdom	–	15,936,109	–	15,936,109

Common Stocks
United States	300,963,446	11,502,219	–	312,465,665
Short-Term Investments	30,969,666	–	–	30,969,666

Total Investments in Securities - Assets	$360,104,060	$86,751,775	$-	$446,855,835

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended August 31, 2025, there were no transfers into or out of Level 3.

See accompanying notes

8

American Beacon Ninety One International Franchise FundSM

Schedule of Investments

August 31, 2025

	Shares	Fair Value

Australia - 2.8% (Cost $188,195)

Foreign Common Stocks - 2.8%
REA Group Ltd.A	1,425	$234,034

Canada - 6.1%

Foreign Common Stocks - 6.1%
Constellation Software, Inc.	155	513,564

Warrants - 0.0%
Constellation Software, Inc.A B C	40	0

Total Canada (Cost $418,318)		513,564

China - 9.0%

Foreign Common Stocks - 9.0%
AIA Group Ltd.A	21,200	200,616
Hangzhou Tigermed Consulting Co. Ltd., Class HA D	18,700	111,243
Kweichow Moutai Co. Ltd., Class AA	300	62,257
NetEase, Inc.A	8,900	243,342
Tencent Holdings Ltd.A	1,800	139,192

Total Foreign Common Stocks		756,650

Total China (Cost $646,983)		756,650

France - 10.5%

Foreign Common Stocks - 10.5%
EssilorLuxottica SAA	996	303,424
Hermes International SCAA	101	246,895
L’Oreal SAA	720	335,131

Total Foreign Common Stocks		885,450

Total France (Cost $779,680)		885,450

Germany - 13.7%

Foreign Common Stocks - 12.4%
Beiersdorf AGA	1,532	176,289
SAP SEA	2,611	709,925
Siemens Healthineers AGA D	2,898	160,527

Total Foreign Common Stocks		1,046,741

Foreign Preferred Stocks - 1.3%
Sartorius AG, 0.375%A E	490	113,869

Total Germany (Cost $1,062,469)		1,160,610

Ireland - 2.0% (Cost $224,481)

Foreign Common Stocks - 2.0%
Accenture PLC, Class A	660	171,580

Japan - 4.4% (Cost $259,617)

Foreign Common Stocks - 4.4%
Nintendo Co. Ltd.A	4,200	375,334

Netherlands - 5.9%

Foreign Common Stocks - 5.9%
ASML Holding NVA	301	223,597
Wolters Kluwer NVA	2,149	270,627

Total Foreign Common Stocks		494,224

Total Netherlands (Cost $537,095)		494,224

See accompanying notes

9

American Beacon Ninety One International Franchise FundSM

Schedule of Investments

August 31, 2025

	Shares	Fair Value

Spain - 3.7% (Cost $280,472)

Foreign Common Stocks - 3.7%
Amadeus IT Group SAA	3,761	$315,715

Switzerland - 2.1% (Cost $144,416)

Foreign Common Stocks - 2.1%
Lonza Group AGA	252	178,807

Taiwan - 4.9% (Cost $244,790)

Foreign Common Stocks - 4.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,783	411,641

United Kingdom - 8.2%

Foreign Common Stocks - 8.2%
InterContinental Hotels Group PLCA	1,312	159,235
London Stock Exchange Group PLCA	2,752	341,085
Reckitt Benckiser Group PLCA	2,584	193,315

Total Foreign Common Stocks		693,635

Total United Kingdom (Cost $670,610)		693,635

United States - 23.6%

Common Stocks - 23.6%
Alcon AGA	2,893	230,516
Aon PLC, Class A	708	259,836
Experian PLCA	4,521	234,266
ICON PLCB	1,238	220,290
Mastercard, Inc., Class A	925	550,643
Novartis AGA	1,296	164,010
Philip Morris International, Inc.	2,005	335,096

Total Common Stocks		1,994,657

Total United States (Cost $1,783,299)		1,994,657

SHORT-TERM INVESTMENTS - 3.5% (Cost $293,831)

Investment Companies - 3.5%
American Beacon U.S. Government Money Market Select Fund, 4.24%F G	293,831	293,831

TOTAL INVESTMENTS - 100.4% (Cost $7,534,256)		8,479,732
LIABILITIES, NET OF ASSETS - (0.4)%		(32,175)

TOTAL NET ASSETS - 100.0%		$8,447,557

Percentages are stated as a percent of net assets.

A Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $5,723,251 or 67.8% of net assets.

B Non-income producing security.

C Value was determined using significant unobservable inputs.

D Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $271,770 or 3.2% of net assets. The Fund has no right to demand registration of these securities.

E A type of Preferred Stock that has no maturity date.

F 7-day yield.

G The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

See accompanying notes

10

American Beacon Ninety One International Franchise FundSM

Schedule of Investments

August 31, 2025

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of August 31, 2025, the investments were classified as described below:

Ninety One International Franchise Fund	Level 1	Level 2	Level 3		Total
Assets

Foreign Common Stocks
Australia	$-	$234,034	$-		$234,034
Canada	513,564	-	-		513,564
China	-	756,650	-		756,650
France	-	885,450	-		885,450
Germany	-	1,046,741	-		1,046,741
Ireland	171,580	-	-		171,580
Japan	-	375,334	-		375,334
Netherlands	-	494,224	-		494,224
Spain	-	315,715	-		315,715
Switzerland	-	178,807	-		178,807
Taiwan	411,641	-	-		411,641
United Kingdom	-	693,635	-		693,635

Warrants
Canada	-	-	0	(1)	0	(1)

Foreign Preferred Stocks
Germany	-	113,869	-		113,869

Common Stocks
United States	1,365,865	628,792	-		1,994,657
Short-Term Investments	293,831	-	-		293,831

Total Investments in Securities - Assets	$2,756,481	$5,723,251	$0	(1)	$8,479,732

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended August 31, 2025, there were no material transfers into or out of Level 3.

See accompanying notes

11

American Beacon FundsSM

Statements of Assets and Liabilities

August 31, 2025

	Ninety One Emerging Markets Equity Fund		Ninety One Global Franchise Fund		Ninety One International Franchise Fund
Assets:
Investments in unaffiliated securities, at fair value†	$213,999,795		$415,886,169		$8,185,901
Investments in affiliated securities, at fair value‡ §	3,271,760		30,969,666		293,831
Foreign currency, at fair value (Note 1)^	323,960		13,231		1,149
Dividends and interest receivable	398,811		574,546		10,806
Receivable for investments sold	238,593		-		-
Receivable for fund shares sold	1,022,315		1,167,449		-
Receivable for tax reclaims	165,863		460,895		5,560
Receivable for expense reimbursement (Note 2)	191,413		105,457		48,282
Prepaid expenses	14,871		15,057		25,029

Total assets	219,627,381		449,192,470		8,570,558

Liabilities:
Payable for fund shares redeemed	5,541		38,485		517
Cash due to custodian	23,933		-		-
Management and sub-advisory fees payable (Note 2)	223,233		288,921		5,528
Transfer agent fees payable (Note 2)	85,938		86,796		3,812
Payable upon return of securities loaned (Note 8)§	302,600		-		-
Custody and fund accounting fees payable	125,387		52,308		36,534
Professional fees payable	61,587		82,397		73,147
Trustee fees payable (Note 2)	1,006		855		39
Payable for prospectus and shareholder reports	6,156		5,699		1,577
Capital gain tax liability	444,400		-		-
Other liabilities	7,794		10,970		1,847

Total liabilities	1,287,575		566,431		123,001

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$218,339,806		$448,626,039		$8,447,557

Analysis of net assets:
Paid-in-capital	$130,897,314		$323,275,846		$7,409,843
Total distributable earnings (deficits)A	87,442,492		125,350,193		1,037,714

Net assets	$218,339,806		$448,626,039		$8,447,557

Shares outstanding at no par value (unlimited shares authorized):
R5 ClassB	16,853,877		17,030,064		455,379

Y Class	11,068	C	5,772,613	C	268,335	D

R6 Class	88	E	57	D	97	D

Net assets:
R5 ClassB	$218,189,147		$335,406,517		$5,315,357

Y Class	$149,519	C	$113,218,399	C	$3,131,067	D

R6 Class	$1,140	E	$1,123	D	$1,133	D

Net asset value, offering and redemption price per share:
R5 ClassB	$12.95		$19.69		$11.67

Y Class	$13.51	C	$19.61	C	$11.67	D

R6 Class	$12.95	E	$19.70	D	$11.68	D

† Cost of investments in unaffiliated securities	$183,291,873		$309,200,040		$7,240,425
‡ Cost of investments in affiliated securities	$3,271,760		$30,969,666		$293,831
§ Fair value of securities on loan	$509,280		$-		$-
^ Cost of foreign currency	$323,074		$13,208		$1,139

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.
B Formerly known as I Shares. See Note 1 in the Notes to Financial Statements for additional information.
C Formerly known as A Shares. See Note 1 in the Notes to Financial Statements for additional information.
D Class launched on November 15, 2024 and commenced operations on November 18, 2024. See Note 1 in the Notes to Financial Statements for additional information.
E Class launched on February 21, 2025 and commenced operations on February 24, 2025. See Note 1 in the Notes to Financial Statements for additional information.

See accompanying notes

12

American Beacon FundsSM

Statements of Operations

August 31, 2025

	Ninety One Emerging Markets Equity Fund#			Ninety One Global Franchise Fund#
	Period from 11/1/2024 through 8/31/2025#		Year Ended 10/31/2024	Period from 11/1/2024 through 8/31/2025#		Year Ended 10/31/2024
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$6,950,576		$7,237,601	$3,678,440		$3,925,017
Dividend income from affiliated securities (Note 2)	180,926		-	713,273		-
Interest income	-		-	158		-
Income derived from securities lending (Note 8)	1,379		-	-		-
Other income	53		-	255		-

Total investment income	7,132,934		7,237,601	4,392,126		3,925,017

Expenses:
Management and sub-advisory fees (Note 2)	2,206,672		2,270,834	2,476,776		2,636,084
Administrative service fees A	102,307		292,123	13,974		331,096
Transfer agent fees (Note 2):
R5 Class B	333,140		95,968	158,693		101,600
Y Class C	2,334		15	70,987		1,426
R6 Class	2,255	D	-	2,756	E	-
Custody and fund accounting fees	228,442		188,743	112,839		8,630
Professional fees	128,071		105,305	166,103		95,740
Registration fees and expenses	50,833		42,246	58,503		63,550
Service fees (Note 2):
Distribution fees (Note 2):
Y ClassC	8	F	127	554	F	13,647
Prospectus and shareholder report expenses	105,661		144,805	44,470		72,646
Trustee fees (Note 2)	41,226		23,995	38,324		27,953
Stamp duty expense	221,442		-	57,550		-
Loan interest expense (Note 2)	213		-	-		-
Line of credit interest expense (Note 9)	5,604		-	6,249		-
Other expenses	92,218		76,618	86,564		56,832

Total expenses	3,520,426		3,240,779	3,294,342		3,409,204

Net fees waived and expenses (reimbursed) (Note 2)	(791,961	)G	(670,275)	(423,423	)H	(409,369)

Net expenses	2,728,465		2,570,504	2,870,919		2,999,835

Net investment income	4,404,469		4,667,097	1,521,207		925,182

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securities‡I	91,571,162		815,611	20,270,982		5,055,055
Foreign currency transactions	(628,558)		(230,794)	23,451		(19,390)
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesJ	(26,272,132)		64,384,940	31,439,492		51,257,974
Foreign currency transactions	34,351		2,748	20,517		18,791

Net gain from investments	64,704,823		64,972,505	51,754,442		56,312,430

Net increase in net assets resulting from operations	$69,109,292		$69,639,602	$53,275,649		$57,237,612

† Foreign taxes	$798,297		$931,193	$202,841		$179,960
‡ Foreign capital gains tax	$3,248,345		$918,822	$-		$-

# Fiscal year end changed from October 31 to August 31. See Note 1 in the Notes to Financial Statements for additional information.

See accompanying notes

13

American Beacon FundsSM

Statements of Operations

August 31, 2025

A This expense represents Administration fees paid to the previous administrator prior to the Reorganization. See Note 2 in the Notes to Financial Statements for additional information.
B Formerly known as I Shares. See Note 1 in the Notes to Financial Statements for additional information.
C Formerly known as A Shares. See Note 1 in the Notes to Financial Statements for additional information.
D Class launched on February 21, 2025 and commenced operations on February 24, 2025. See Note 1 in the Notes to Financial Statements for additional information.
E Class launched on November 15, 2024 and commenced operations on November 18, 2024. See Note 1 in the Notes to Financial Statements for additional information.
F This expense represents Distribution fees paid to the previous distributor prior to the Reorganization. See Note 2 in the Notes to Financial Statements for additional information.
G This expense includes $399,867 of fees waived by the Ninety One Emerging Markets Equity Fund prior to the Reorganization. See Note 1 in the Notes to Financial Statements for additional information.
H This expense includes $79,130 of fees waived by the Ninety One Global Franchise Fund prior to the Reorganization. See Note 1 in the Notes to Financial Statements for additional information.
I The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
J The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

14

American Beacon FundsSM

Statements of Operations

August 31, 2025

	Ninety One International Franchise Fund#
	Period from 11/1/2024 through 8/31/2025#		Year Ended 10/31/2024
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$79,807		$59,283
Dividend income from affiliated securities (Note 2)	7,621		-

Total investment income	87,428		59,283

Expenses:
Management and sub-advisory fees (Note 2)	42,171		31,408
Administrative service feesA	5,137		125,256
Transfer agent fees (Note 2):
R5 ClassB	7,325		28,341
Y Class	3,471	C	-
R6 Class	2,756	C	-
Custody and fund accounting fees	74,167		5,824
Professional fees	91,034		32,880
Registration fees and expenses	52,362		13,816
Service fees (Note 2):
Distribution fees (Note 2):
Prospectus and shareholder report expenses	7,432		4,908
Trustee fees (Note 2)	671		353
Stamp duty expense	2,678		-
Loan interest expense (Note 2)	38		-
Line of credit interest expense (Note 9)	122		-
Other expenses	7,908		6,112

Total expenses	297,272		248,898

Net fees waived and expenses (reimbursed) (Note 2)	(245,667	)D	(213,219)

Net expenses	51,605		35,679

Net investment income	35,823		23,604

Realized and unrealized gain (loss) from investments:
Net realized gain from:
Investments in unaffiliated securitiesE	146,983		18,340
Foreign currency transactions	932		504
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesF	446,094		598,486
Foreign currency transactions	973		(454)

Net gain from investments	594,982		616,876

Net increase in net assets resulting from operations.	$630,805		$640,480

† Foreign taxes	$14,523		$(5,861)

# Fiscal year end changed from October 31 to August 31. See Note 1 in the Notes to Financial Statements for additional information.
A This expense represents Administration fees paid to the previous administrator prior to the Reorganization. See Note 2 in the Notes to Financial Statements for additional information.
B Formerly known as I Shares. See Note 1 in the Notes to Financial Statements for additional information.
C Class launched on November 15, 2024 and commenced operations on November 18, 2024. See Note 1 in the Notes to Financial Statements for additional information.
D This expense includes $21,653 of fees waived by the Ninety One International Franchise Fund prior to the Reorganization. See Note 1 in the Notes to Financial Statements for additional information.
E The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
F The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

15

American Beacon FundsSM

Statements of Changes in Net Assets

	Ninety One Emerging Markets Equity Fund#
	Period from 11/1/2024 through August 31, 2025#	Year Ended October 31, 2024	Year Ended October 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$4,404,469	$4,667,097	$4,108,030
Net realized gain (loss) from investments in unaffiliated securities and foreign currency transactions	90,942,604	584,817	(19,622,848)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities and foreign currency transactions	(26,237,781)	64,387,688	25,614,987

Net increase in net assets resulting from operations	69,109,292	69,639,602	10,100,169

Distributions to shareholders:
Total retained earnings:
R5 ClassA	(4,835,835)	(6,294,465)	(2,859,338)
Y ClassC	-	(4)	-
R6 ClassB	-	-	-

Net distributions to shareholders	(4,835,835)	(6,294,469)	(2,859,338)

Capital share transactions (Note 10):
Proceeds from sales of shares	50,844,661	60,428,007	144,253,395
Reinvestment of dividends and distributions	4,824,207	6,281,905	2,856,902
Cost of shares redeemed	(231,670,003)	(56,055,951)	(27,226,967)

Net increase (decrease) in net assets from capital share transactions	(176,001,135)	10,653,961	119,883,330

Net increase (decrease) in net assets	(111,727,678)	73,999,094	127,124,161

Net assets:
Beginning of period	330,067,484	256,068,390	128,944,229

End of period	$218,339,806	$330,067,484	$256,068,390

See accompanying notes

16

American Beacon FundsSM

Statements of Changes in Net Assets

	Ninety One Global Franchise Fund#
	Period from 11/1/2024 through August 31, 2025#	Year Ended October 31, 2024	Year Ended October 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$1,521,207	$925,182	$1,115,584
Net realized gain (loss) from investments in unaffiliated securities and foreign currency transactions	20,294,433	5,035,665	(2,672,255)
Change in net unrealized appreciation of investments in unaffiliated securities and foreign currency transactions	31,460,009	51,276,765	25,992,557

Net increase in net assets resulting from operations	53,275,649	57,237,612	24,435,886

Distributions to shareholders:
Total retained earnings:
R5 ClassA	(709,368)	(1,130,556)	(927,095)
Y ClassC	(129,232)	(6,505)	(1,393)
R6 ClassD	(2)	-	-

Net distributions to shareholders	(838,602)	(1,137,061)	(928,488)

Capital share transactions (Note 10):
Proceeds from sales of shares	203,144,688	123,753,415	95,399,094
Reinvestment of dividends and distributions	827,279	1,062,709	879,730
Cost of shares redeemed	(165,465,666)	(123,932,777)	(73,199,569)

Net increase in net assets from capital share transactions	38,506,301	883,347	23,079,255

Net increase in net assets	90,943,348	56,983,898	46,586,653

Net assets:
Beginning of period	357,682,691	300,698,793	254,112,140

End of period	$448,626,039	$357,682,691	$300,698,793

See accompanying notes

17

American Beacon FundsSM

Statements of Changes in Net Assets

	Ninety One International Franchise Fund#
	Period from 11/1/2024 through August 31, 2025#	Year Ended October 31, 2024	Year Ended October 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$35,823	$23,604	$9,236
Net realized gain (loss) from investments in unaffiliated securities and foreign currency transactions	147,915	18,844	(64,178)
Change in net unrealized appreciation of investments in unaffiliated securities and foreign currency transactions	447,067	598,032	292,144

Net increase in net assets resulting from operations	630,805	640,480	237,202

Distributions to shareholders:
Total retained earnings:
R5 ClassA	(29,114)	(11,669)	(7,354)
Y ClassD	(6)	-	-
R6 ClassD	(6)	-	-

Net distributions to shareholders	(29,126)	(11,669)	(7,354)

Capital share transactions (Note 10):
Proceeds from sales of shares	3,323,400	3,120,001	68,325
Reinvestment of dividends and distributions	29,125	11,669	7,354
Cost of shares redeemed	(407,182)	(45,728)	(523,166)

Net increase (decrease) in net assets from capital share transactions	2,945,343	3,085,942	(447,487)

Net increase (decrease) in net assets	3,547,022	3,714,753	(217,639)

Net assets:
Beginning of period	4,900,535	1,185,782	1,403,421

End of period	$8,447,557	$4,900,535	$1,185,782

# Fiscal year end changed from October 31 to August 31. See Note 1 in the Notes to Financial Statements for additional information.
A Formerly known as I Shares. See Note 1 in the Notes to Financial Statements for additional information.
B Class launched on February 21, 2025 and commenced operations on February 24, 2025. See Note 1 in the Notes to Financial Statements for additional information.
C Formerly known as A Shares. See Note 1 in the Notes to Financial Statements for additional information.
D Class launched on November 15, 2024 and commenced operations on November 18, 2024. See Note 1 in the Notes to Financial Statements for additional information.

See accompanying notes

18

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as open-end management investment companies. American Beacon Ninety One Emerging Markets Equity Fund is diversified, and American Beacon Ninety One Global Franchise Fund and American Beacon Ninety One International Franchise Fund are non-diversified. As of August 31, 2025, the Trust consists of twenty-seven active series, three of which are presented in this filing: American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Ninety One Global Franchise Fund and American Beacon Ninety One International Franchise Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-four active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Fund Reorganization

On June 4, 2024, the Trust’s Board of Trustees (the “Board”) approved a Plan of Reorganization and Termination (the “Plan”) to reorganize Ninety One Global Franchise Fund, Ninety One International Franchise Fund and Ninety One Emerging Markets Equity Fund (together, the “Acquired Ninety One Funds”), each a series of the Advisors’ Inner Circle Fund III, respectively, into American Beacon Ninety One Global Franchise Fund, American Beacon Ninety One International Franchise Fund and American Beacon Ninety One Emerging Markets Equity Fund, (together the “Acquiring Funds”), each a newly-created series of the Trust (each said transaction, a “Reorganization”). Shareholders for the Acquired Ninety One Funds approved the Plan at a special meeting on November 13, 2024.

On November 15, 2024, pursuant to the Plan, Ninety One Global Franchise Fund and Ninety One International Franchise Fund and on February 21, 2025, pursuant to the Plan, Ninety One Emerging Markets Equity Fund each transferred all its property and assets to the Acquiring Funds, respectively, in exchange solely for voting shares of the Acquiring Funds and the assumption of all the Acquired Ninety One Funds’ liabilities, respectively. Shareholders of the Acquired Ninety One Funds became shareholders of the Acquiring Funds, respectively, in which they received shares of each Acquiring Fund equal in value to the shares of each Acquired Fund held by the shareholders immediately prior to the Reorganization.

The accounting and performance history of the I Shares and A Shares of Ninety One Global Franchise Fund were redesignated as that of the R5 Class shares and Y Class shares, respectively, of American Beacon Ninety One Global Franchise Fund with the same aggregate value. The R6 Class of the Fund commenced operations on November 18, 2024. The accounting and performance history of the I Shares of Ninety One International Franchise Fund was redesignated as that of the R5 Class shares of American Beacon Ninety One International Franchise Fund with the same aggregate value. The Y Class and R6 Class of the Fund commenced operations on November 18, 2024. The accounting and performance history of the I Shares and A Shares of Ninety One Emerging Markets Equity Fund were redesignated as that of the R5 Class shares and Y Class shares, respectively, of the American Beacon Ninety One Emerging Markets Equity Fund with the same aggregate value. The R6 Class of the Fund commenced operations on February 24, 2025.

The Reorganizations were structured to qualify as a tax-free reorganization under the Internal Revenue Code for federal income tax purposes. As such, the Acquired Funds’ shareholders recognized no gain or loss for federal income tax purposes.

19

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

The shares, net assets, net investment income, and net unrealized appreciation (depreciation) of the investments of Ninety One Global Franchise Fund and Ninety One International Franchise Fund, respectively, as of the close of business on November 15, 2024 were as follows:

R5 Class Shares	20,335,056
Y Class Shares	307,035
Net Assets - R5 Class	$356,125,988
Net Assets - Y Class	$5,353,690
Net Investment Income	$(55,651)
Unrealized Appreciation	$81,478,716

R5 Class Shares	444,525
Net Assets - R5 Class	$4,608,591
Net Investment Income	$7,051
Unrealized Appreciation	$412,965

The shares, net assets, net investment income, and net unrealized appreciation (depreciation) of the investments of Ninety One Emerging Markets Equity Fund as of the close of business on February 21, 2025 were as follows:

R5 Class Shares	31,467,072
Y Class Shares	737
Net Assets - R5 Class	$357,635,135
Net Assets - Y Class	$8,724
Net Investment Income	$40,691,342
Unrealized Appreciation	$36,469,126

The Acquiring Funds are designed to be substantially similar from an investment perspective to the Acquired Ninety One Funds. The Reorganizations shifted the management oversight responsibility from Ninety One North America, Inc. (the “Advisor” when used to refer to the Acquired Ninety One Funds) to the Manager. The Manager engaged Ninety One North America, Inc. (the “Sub-Advisor” when used to refer to the Acquiring Funds) as the sub-advisor to the Acquiring Funds, thus maintaining the continuity of the portfolio management.

For financial reporting purposes, assets received and shares issued by the Acquiring Funds were recorded at fair value; however, the cost basis of the investments received from the Acquired Ninety One Funds was carried forward to align ongoing reporting of the Acquiring Funds’ realized and unrealized gains and losses with the amount distributable to shareholders for tax purposes.

Recently Adopted Accounting Pronouncements

In this reporting period, the Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

20

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

Change in Fiscal Year-End

On June 4, 2024, the Board approved a change in the fiscal year-end of the Acquired Ninety One Funds from an October 31 fiscal year-end to August 31. The first full cycle of the fiscal year reporting will begin September 1, 2025. As a result of the change, the Funds will have an August 31 fiscal transition period, the results of which are reported in this Annual Financial Statements Report for the period ended August 31, 2025.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds.

Tax reclaim accruals are automatically generated on accounting and custody systems at the time of the income event based on the tax databases maintained by the Funds’ custodian. Reconciliations are performed between custody and accounting systems to help ensure reclaim accruals are in line.

Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations.

21

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

22

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

Prior to the Reorganization, the Advisor of the Acquired Ninety One Funds received an investment advisory fee calculated at an annual rate of 0.75% for all assets under management.

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreement with the Sub-Advisor pursuant to which the Funds have agreed to pay annualized sub-advisory fee that is calculated and accrued daily according to the following schedules:

Ninety One Emerging Markets Equity

All Assets	0.40%

Ninety One Global Franchise

All Assets	0.40%

Ninety One International Franchise

All Assets	0.40%

The Management and Sub-Advisory Fees paid by the Funds for the period ended August 31, 2025 were as follows:

Ninety One Emerging Markets Equity

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$666,299
Sub-Advisory Fees	0.40%	1,540,373	*

Total	0.75%	$2,206,672

Ninety One Global Franchise

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$1,103,658
Sub-Advisory Fees	0.40%	1,373,118	**

Total	0.75%	$2,476,776

23

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

Ninety One International Franchise

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$18,973
Sub-Advisory Fees	0.40%	23,198	**

Total	0.75%	$42,171

*	Includes fees paid prior to the reorganization on February 21, 2025.

**	Includes fees paid prior to the reorganization on November 15, 2024.

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in Income derived from securities lending and Management and sub-advisory fees on the Statement of Operations. During the year ended August 31, 2025, the Manager received securities lending fees of $291 for the securities lending activities of the Ninety One Emerging Markets Equity Fund.

Service Plans

The Funds may reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries attributable to R5 and Y Classes shares of the Funds. R6 Class shares will not reimburse the Manager for any non-distribution shareholder services provided by financial intermediaries.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis.

During the period ended August 31, 2025, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Ninety One Emerging Markets Equity	$43,494
Ninety One Global Franchise	140,485
Ninety One International Franchise	701

As of August 31, 2025, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Ninety One Emerging Markets Equity	$10,885
Ninety One Global Franchise	24,274
Ninety One International Franchise	278

24

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with an August 31, 2025 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	August 31, 2025 Shares/ Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	August 31, 2025 Fair Value
U.S. Government Money Market Select	Direct	Ninety One Emerging Markets Equity	$2,969,160	$–	$–	$180,926	$2,969,160
U.S. Government Money Market Select	Securities Lending	Ninety One Emerging Markets Equity	302,600	–	–	N/A	302,600
U.S. Government Money Market Select	Direct	Ninety One Global Franchise	30,969,666	–	–	713,273	30,969,666
U.S. Government Money Market Select	Direct	Ninety One International Franchise	293,831	–	–	7,621	293,831

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended August 31, 2025, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Ninety One Emerging Markets Equity	$4,262	390	4,652
Ninety One Global Franchise	16,744	–	16,744
Ninety One International Franchise	180	–	180

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting During the period ended August 31, 2025, Ninety One Emerging Markets Equity Fund borrowed $1,515,799 for one day at an interest rate of 5.14% with interest charges of $213. During the period ended August 31, 2025, Ninety One International Franchise Fund borrowed on average $53,652 for 2 days at an average interest rate of 5.39% with interest charges of $38. These amounts are recorded as “Loan interest expense” in the Statements of Operations. During the period ended August 31, 2025, Ninety One Global Franchise Fund did not utilize the credit facility.

Expense Reimbursement Plan

Prior to the Reorganization dates, the Acquired Ninety One Funds’ Advisor contractually agreed to waive fees and/or pay expenses of the Acquired Ninety One Funds to ensure that total annual fund operating expenses

25

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

did not exceed 0.85% of the average daily net assets for the Acquired Ninety One Funds’ Class I shares and Class A shares, respectively (exchanged for R5 Class and Y Class shares, respectively). At the Reorganization date, the Acquired Ninety One Funds’ Advisor had waived and/or paid expenses of $399,842 and $25, for the Class I and Class A shares of the Ninety One Emerging Markets Equity Fund, respectively, and $77,956 and $1,174, for the Class I and Class A shares of the Ninety One Global Franchise Fund, respectively and $21,654 for the Class I shares of the Ninety One International Franchise Fund. The Manager contractually agreed to reduce fees and/ or reimburse expenses for the classes of Ninety One Emerging Markets Equity Fund, through February 21, 2028, and of Ninety One Global Franchise Fund and Ninety One International Franchise Fund, through November 30, 2027 to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the expense cap. During the period ended August 31, 2025, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap				Expiration of Reimbursed Expenses
Fund	Class	11/1/2024 - 11/24/2024	11/25/2024 - 8/31/2025	Reimbursed Expenses	(Recouped) Expenses
Ninety One Emerging Markets Equity .	R5	0.85%	0.85%	$787,290	$-	2027-2028
Ninety One Emerging Markets Equity .	Y	0.92%	0.92%	2,415	-	2027-2028
Ninety One Emerging Markets Equity .	R6*	0.82%	0.82%	2,256	-	2027-2028
Ninety One Global Franchise	R5	0.85%	0.85%	320,379	-	2027-2028
Ninety One Global Franchise	Y	0.92%	0.85%	100,288	-	2027-2028
Ninety One Global Franchise	R6**	0.82%	0.82%	2,756	-	2027-2028
Ninety One International Franchise	R5	0.85%	0.85%	181,965	-	2027-2028
Ninety One International Franchise	Y**	0.92%	0.92%	60,912	-	2027-2028
Ninety One International Franchise	R6**	0.82%	0.82%	2,790	-	2027-2028

*	Commenced operations on February 24, 2025.

**	Commenced operations on November 18, 2024.

Of the above amounts, $191,413, $105,457 and $48,282 were disclosed as a Receivable for expense reimbursement on the Statement of Assets and Liabilities at August 31, 2025 for Ninety One Emerging Markets Equity Fund, Ninety One Global Franchise Fund and Ninety One International Franchise Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/ reimbursement or time of recoupment. The reimbursed expenses listed above will expire in. The Funds did not record a liability for potential contingent reimbursements due to the current assessment that reimbursements are uncertain.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $150,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance

26

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market

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liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are

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categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Manager or persons acting under their oversight and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has designated the Manager as responsible for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

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The Manager has selected methods for valuing securities and other assets in circumstances where market quotes are not readily available, and oversees the application of those valuation methods. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods selected by the Manager, the fair value of the security or asset will be determined in good faith by the Valuation Committee.

When a Fund uses fair valuation methods that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Manager or persons acting under their oversight would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

4. Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. GDRs may be offered in one or more foreign countries and represent the deposit with a foreign bank of securities of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental

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organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2)

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securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity.

The Manager and the sub-advisor will carefully monitor a Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(a)(2) securities could have the effect of reducing a Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Restricted securities outstanding during the period ended August 31, 2025 are disclosed in the Notes to the Schedules of Investments.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund at times may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in government money market funds rather than purchasing individual short-term investments. If the Funds invest in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the government money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

Preferred Stock

Preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is typically set at a fixed annual rate, in some circumstances it can be variable, changed or omitted by the issuer.

Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as credit risk, interest rate risk, potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount

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represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, August 31, 2025.

Ninety One Emerging Markets Equity Fund

	Remaining Contractual Maturity of the Agreements As of August 31, 2025
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$302,600	$-	$-	$-	$302,600

Total Borrowings	$302,600	$-	$-	$-	$302,600

Gross amount of recognized liabilities for securities lending transactions					$302,600

5. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Funds. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Funds may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Funds may choose to not hedge their currency risks.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Funds, their service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Funds’ shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Funds’ assets, shareholder data, or proprietary information, or cause the Funds or their service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Funds or their service providers to identify all of the operational risks that may affect the Funds or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Funds cannot control the cybersecurity and operational plans and systems of their service providers, their counterparties or the issuers of securities in which the Funds invest. The issuers of the Funds’ investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Funds’ investments, leading to significant loss of value.

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Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause a Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in a Fund. A Fund may underperform funds that do not incorporate these considerations.

Equity Investments Risk

Equity securities are subject to investment risk and market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) greater price volatility, (6) different regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invest a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Franchise Investing Risk

Franchise companies may be adversely affected by, among other factors, changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, government regulation and

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economic conditions both individually and across an industry. A Fund’s investments in franchise companies also are subject to legal and reputational risks as well as the risks associated with being a market leader, which can be disrupted by innovation. As a result of its investments in franchise companies, a Fund may be negatively impacted to a greater extent than if a Fund’s assets were invested more broadly in a number of types of companies.

Large and Mid-Capitalization Companies Risk

The securities of large market capitalization companies may underperform other segments of the market, in some cases for extended periods of time, because such companies may be less responsive to competitive challenges and opportunities, such as changes in technology and consumer tastes, and, at times, such companies may be out of favor with investors. Large market capitalization companies generally are expected to be less volatile than companies with smaller market capitalizations. However, large market capitalization companies may be unable to attain the high growth rates of successful smaller companies, especially during periods of economic expansion, and may instead focus their competitive efforts on maintaining or expanding their market share.

Investments in mid-capitalization companies generally involve greater risks and the possibility of greater price volatility, which at times can be rapid and unpredictable, than investments in larger, more established companies. Mid-capitalization companies often have narrower commercial markets and more limited operating history, product lines, and managerial and financial resources than larger, more established companies. As a result, performance can be more volatile and they may face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks. Additionally, mid-capitalization companies may have less market liquidity than large-capitalization companies, and they can be sensitive to changes in overall economic conditions, interest rates, borrowing costs and earnings.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

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Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Market Timing Risk

Because the Funds invest in foreign securities, they are particularly subject to the risk of market timing activities. Frequent trading by Fund shareholders poses risks to other shareholders in that Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Funds’ expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Funds may invest, they could be subject to the risk of market timing activities by shareholders. The Funds generally price foreign securities using their closing prices from the foreign markets in which they trade, typically prior to each Fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the Funds price their shares. In such instances, the Funds may fair value certain of their investments. Some investors may engage in frequent short-term trading in the Funds to take advantage of any price differentials that may be reflected in the NAV of the Funds’ shares. While the Manager monitors trading in the Funds, there is no guarantee that it can detect all market timing activities.

Non-Diversification Risk

American Beacon Ninety One Global Franchise Fund and American Beacon Ninety One International Franchise Fund are non-diversified, which means the Funds may focus their investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Funds to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

Other Investment Companies Risk

To the extent that a Fund invests in shares of other registered investment companies, a Fund will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those investment companies in addition to a Fund’s direct fees and expenses. If a Fund invests in other investment companies, a Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to a Fund’s shareholders when distributed to them. A Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of a Fund’s investment may decline, adversely affecting a Fund’s performance. To the extent a Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, a Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. A Fund will be subject to the risks associated with investments in those companies, including but not limited to interest rate risk, credit risk and market risk.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising

36

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems. Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; imposition of tariffs and resulting impacts on global prices and supply chains; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to a Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit the Funds’ ability to pursue its investment strategies or make certain investments, or may make it more costly for a Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents. If market conditions make it difficult to value certain investments, SEC rules an applicable accounting protocols may require a Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if a Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain

37

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV.

6. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended August 31, 2025 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows:

	Ninety One Emerging Markets Equity			Ninety One Global Franchise			Ninety One International Franchise
	Period Ended August 31, 2025		Year Ended October 31, 2024	Period Ended August 31, 2025		Year Ended October 31, 2024	Period Ended August 31, 2025		Year Ended October 31, 2024
Distributions paid from:
Ordinary income*
R5 ClassA	$4,835,835		$6,294,465	$709,368		1,130,556	$29,114		$11,669
Y Class	-	B	4	129,232	B	6,505	6	C	–
R6 Class	-	D	–	2	C	–	6	C	–
Long-term capital gains
R5 Class	–		–	–		–	–		–
Y Class	–		–	–		–	–		–
R6 Class	-		-	–		–	–		–

Total distributions paid	4,835,835		6,294,469	838,602		1,137,061	29,126		11,669

*	For tax purposes, short-term capital gains are considered ordinary income distributions.
A	Formerly known as I Shares.
B	Formerly known as A Shares.
C	Class launched on November 15, 2024 and commenced operations on November 18, 2024.
D	Class launched on February 21, 2025 and commenced operations on February 24, 2025.

As of August 31, 2025, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Ninety One Emerging Markets Equity	$190,376,371	$31,140,334	$(4,678,828)	$26,461,506
Ninety One Global Franchise	341,770,190	112,390,522	(7,269,470)	105,121,052
Ninety One International Franchise	7,542,289	1,198,744	(260,934)	937,810

38

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
Ninety One Emerging Markets Equity	$26,461,506	$3,317,469	$57,663,519	$-	$(2)	$87,442,492
Ninety One Global Franchise	105,121,052	3,016,692	17,212,449	-	-	125,350,193
Ninety One International Franchise	937,810	31,727	85,841	(17,664)	-	1,037,714

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, unused capital loss carryforwards, the realization for tax purposes of unrealized gains from passive foreign investment companies, and the realization for tax purposes of unrealized gains (losses) on certain derivative instruments.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities. The Funds had no permanent differences as of August 31, 2025.

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at August 31, its fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of August 31, 2025, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Ninety One Emerging Markets Equity	$-	$-
Ninety One Global Franchise	-	-
Ninety One International Franchise	-	17,664

During the period ended August 31, 2025, Ninety One Emerging Markets Equity utilized $22,016,874 short-term and $11,648,786 long-term capital loss carryforwards. Ninety One Global Franchise utilized $1,641,376 short-term capital loss carryforwards and Ninety One International Franchise utilized $41,766 short-term and $25,089 long-term capital loss carryforwards.

For Ninety One International Franchise, the ability to utilize capital loss carryforwards in the future could be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

7. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended August 31, 2025 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Ninety One Emerging Markets Equity	$662,026,077	$841,935,291
Ninety One Global Franchise	73,157,948	51,539,373
Ninety One International Franchise	3,846,263	1,043,883

39

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

A summary of the Funds’ transactions in the USG Select Fund for the period ended August 31, 2025 were as follows:

Fund	Type of Transaction	October 31, 2024 Shares/Fair Value	Purchases	Sales	August 31, 2025 Shares/Fair Value
Ninety One Emerging Markets Equity	Securities Lending	$–	$25,890,241	$25,587,641	$302,600
Ninety One Emerging Markets Equity	Direct	–	188,799,704	185,830,544	2,969,160
Ninety One Global Franchise	Direct	–	112,439,917	81,470,251	30,969,666
Ninety One International Franchise	Direct	–	3,320,853	3,027,022	293,831

8. Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

40

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

As of August 31, 2025, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Ninety One Emerging Markets Equity	$509,280	$302,600	$222,507	$525,107
Ninety One Global Franchise	-	-	-	-
Ninety One International Franchise	-	-	-	-

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

9. Borrowing Arrangements

Effective November 8, 2024 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended August 31, 2025, the Funds did not utilize these facilities.

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Period Ended August 31, 2025		Year Ended October 31, 2024		Year Ended October 31, 2023
Ninety One Emerging Markets Equity Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,236,997	$47,933,510	5,541,015	$55,658,361	15,360,383	$139,716,982
Reinvestment of dividends	450,860	4,824,207	655,056	6,281,901	318,141	2,856,902
Shares redeemed	(18,215,687)	(228,913,680)	(5,062,791)	(51,218,475)	(2,447,208)	(22,715,601)

Net increase (decrease) in shares outstanding	(13,527,830)	$(176,155,963)	1,133,280	$10,721,787	13,231,316	$119,858,283

41

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

	Y Class
	Period Ended August 31, 2025		Year Ended October 31, 2024		Year Ended October 31, 2023
Ninety One Emerging Markets Equity Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	234,792	$2,910,151	468,383	$4,769,646	488,375	$4,536,413
Reinvestment of dividends	-	-	1	4	-	-
Shares redeemed	(224,096)	(2,756,323)	(468,335)	(4,837,476)	(488,377)	(4,511,366)

Net increase (decrease) in shares outstanding	10,696	$153,828	49	$(67,826)	(2)	$25,047

	R6 Class
	February 24, 2025D - August 31, 2025
Ninety One Emerging Markets Equity Fund	Shares		Amount
Shares sold	88	A	$1,000	A
Reinvestment of dividends	-		-
Shares redeemed	-		-

Net increase in shares outstanding	88		$1,000

	R5 Class
	Period Ended August 31, 2025				Year Ended October 31, 2024			Year Ended October 31, 2023
Ninety One Global
Franchise Fund	Shares		Amount		Shares		Amount	Shares	Amount
Shares sold	4,511,219		$84,383,140		7,356,645		$123,221,322	6,415,576	$93,487,579
Reinvestment of dividends	39,415		698,045		64,521		1,056,204	63,464	878,337
Shares redeemed	(7,985,033)		(144,489,808)		(7,310,516)		(123,115,605)	(4,963,045)	(71,513,387)

Net increase (decrease) in shares outstanding	(3,434,399)		$(59,408,623)		110,650		$1,161,921	1,515,995	$22,852,529

	Y Class
	Period Ended August 31, 2025				Year Ended October 31, 2024			Year Ended October 31, 2023
Ninety One Global
Franchise Fund	Shares		Amount		Shares		Amount	Shares	Amount
Shares sold	6,597,781		$118,760,548		31,935		$532,093	126,134	$1,911,515
Reinvestment of dividends	7,326		129,232		399		6,505	101	1,393
Shares redeemed	(1,143,983)		(20,975,858)		(47,945)		(817,172)	(115,106)	(1,686,182)

Net increase (decrease) in shares outstanding	5,461,124		$97,913,922		(15,611	) $	(278,574)	11,129	$226,726

	R6 Class
	November 18, 2024D - August 31, 2025
Ninety One Global
Franchise Fund	Shares		Amount
Shares sold	57	B	$1,000	B
Reinvestment of dividends	-	C	2
Shares redeemed	-		-

Net increase in shares outstanding	57		$1,002

42

American Beacon FundsSM

Notes to Financial Statements

August 31, 2025

	R5 Class
	Period Ended August 31, 2025				Year Ended October 31, 2024		Year Ended October 31, 2023
Ninety One International
Franchise Fund	Shares		Amount		Shares	Amount	Shares	Amount
Shares sold	22,420		$250,319		327,453	$3,120,001	7,632	$68,325
Reinvestment of dividends	2,770		29,113		1,209	11,669	906	7,354
Shares redeemed	(34,506)		(366,501)		(4,199)	(45,728)	(58,243)	(523,166)

Net increase (decrease) in shares outstanding	(9,316)		$(87,069)		324,463	$3,085,942	(49,705)	$(447,487)

	Y Class
	November 18, 2024D - August 31, 2025
Ninety One International
Franchise Fund	Shares		Amount
Shares sold	272,077		$3,072,081
Reinvestment of dividends	1		6
Shares redeemed	(3,743)		(40,681)

Net increase in shares outstanding	268,335		$3,031,406

	R6 Class
	November 18, 2024D - August 31, 2025
Ninety One International
Franchise Fund	Shares		Amount
Shares sold	96	E	$1,000	E
Reinvestment of dividends	1		6
Shares redeemed	-		-

Net increase in shares outstanding	97		$1,006

A	Seed capital was received on February 24, 2025 in the amount of $1,000. As a result, shares were issued in the amount of 88.
B	Seed capital was received on November 18, 2024 in the amount of $1,000. As a result, shares were issued in the amount of 57.
C	Amount less than 1.
D	Commencement of operations.
E	Seed capital was received on November 18, 2024 in the amount of $1,000. As a result, shares were issued in the amount of 96.

11. Subsequent Events

On August 25, 2025, the Board of Trustees of the American Beacon Funds approved a Plan of Reorganization and Termination (the Reorganization Plan) that provides for the reorganization of the American Beacon Ninety One International Franchise Fund (the Target Fund), a series of the American Beacon Funds, into the American Beacon Ninety One International Franchise ETF (the Acquiring ETF), a newly created series of the American Beacon Select Funds (the Reorganization). The Reorganization is subject to a number of conditions, including approval of the Reorganization Plan by the Target Funds shareholders.

43

American Beacon Ninety One Emerging Markets Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	November 1,		Year Ended October 31,
	2024 to August 31, 2025#		2024		2023		2022		2021		2020

Net asset value, beginning of period	$10.86		$8.75		$8.05		$12.83		$10.99		$10.72

Income (loss) from investment operations:
Net investment incomeB	0.14		0.16		0.15		0.29		0.20		0.18
Net gains (losses) on investments (both realized and unrealized)	2.11		2.17		0.66		(4.11)		1.78		0.40

Total income (loss) from investment operations	2.25		2.33		0.81		(3.82)		1.98		0.58

Less distributions:
Dividends from net investment income	(0.16)		(0.22)		(0.11)		(0.19)		(0.14)		(0.31)
Distributions from net realized gains	-		-		-		(0.77)		-		-

Total distributions	(0.16)		(0.22)		(0.11)		(0.96)		(0.14)		(0.31)

Net asset value, end of period	$12.95		$10.86		$8.75		$8.05		$12.83		$10.99

Total returnC	20.98%		26.95	%D	10.00	%D	(32.04	)%D	18.00	%D	5.32	%D

Ratios and supplemental data:
Net assets, end of period	$218,189,147		$330,063,328		$256,065,546		$128,941,619		$106,391,180		$56,863,239
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.19%		1.07%		1.09%		1.15%		1.29%		1.65%
Expenses, net of reimbursements and/or recoupments	0.93	%E	0.85%		0.85%		0.85%		0.85%		0.85%
Net investment income, before expense reimbursements and/or recoupments	1.24%		1.32%		1.43%		2.50%		1.08%		0.94%
Net investment income, net of reimbursements and/or recoupments	1.50%		1.54%		1.67%		2.80%		1.52%		1.74%
Portfolio turnover rate	198%		68%		48%		29%		111%		55%

#	Fiscal year end changed from October 31 to August 31. See Note 1 in the Notes to Financial Statements for additional information.
A	Prior to the reorganization on February 21, 2025, the R5 Class was known as I Shares.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

E	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.85%, for the period ended August 31, 2025.

See accompanying notes

44

American Beacon Ninety One Emerging Markets Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y ClassA
	November 1,	Year Ended October 31,
	2024 to August 31, 2025#	2024		2023		2022		2021		2020

Net asset value, beginning of period	$11.17	$8.82		$8.03		$12.80		$10.97		$10.70

Income (loss) from investment operations:
Net investment income (loss)B	(0.22)	0.28		(0.02)		0.09		0.13		0.16
Net gains (losses) on investments (both realized and unrealized)	2.56	2.08		0.81		(3.93)		1.81		0.39

Total income (loss) from investment operations	2.34	2.36		0.79		(3.84)		1.94		0.55

Less distributions:
Dividends from net investment income	-	(0.01)		-		(0.16)		(0.11)		(0.28)
Distributions from net realized gains	-	-		-		(0.77)		-		-

Total distributions	-	(0.01)		-		(0.93)		(0.11)		(0.28)

Net asset value, end of period	$13.51	$11.17		$8.82		$8.03		$12.80		$10.97

Total returnC	20.95%	26.80	%D	9.84	%D	(32.22	)%D	17.70	%D	0.51	%D

Ratios and supplemental data:
Net assets, end of period	$149,519	$4,156		$2,844		$2,610		$16,641		$13,780
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	5.50%	1.32%		1.75%		1.42%		1.52%		1.92%
Expenses, net of reimbursements and/or recoupments	0.91%	1.10%		1.09%		1.10%		1.10%		1.10%
Net investment income (loss), before expense reimbursements and/or recoupments	(6.96)%	2.46%		(0.90)%		0.48%		0.57%		0.72%
Net investment income (loss), net of reimbursements and/ or recoupments	(2.37)%	2.68%		(0.24)%		0.80%		0.99%		1.54%
Portfolio turnover rate	198%	68%		48%		29%		111%		55%

#	Fiscal year end changed from October 31 to August 31. See Note 1 in the Notes to Financial Statements for additional information.
A	Prior to the reorganization on February 21, 2025, the Y Class was known as A Shares.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying notes

45

American Beacon Ninety One Emerging Markets Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	February 24, 2025A to August 31, 2025
Net asset value, beginning of period	$11.37

Income from investment operations:
Net investment incomeB	0.13
Net gains on investments (both realized and unrealized)	1.45

Total income from investment operations	1.58

Less distributions:
Dividends from net investment income	-
Distributions from net realized gains	-

Total distributions	-

Net asset value, end of period	$12.95

Total returnC	13.90	%D

Ratios and supplemental data:
Net assets, end of period	$1,140
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	413.48	%E
Expenses, net of reimbursements and/or recoupments	1.01	%E F
Net investment (loss), before expense reimbursements and/or recoupments	(410.34	)%E
Net investment income, net of reimbursements and/or recoupments	2.13	%E
Portfolio turnover rate	198	%D

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.82%, for the period ended August 31, 2025.

See accompanying notes

46

American Beacon Ninety One Global Franchise FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	November 1, 2024 to August 31,		Year Ended October 31,
	2025#		2024		2023		2022		2021		2020

Net asset value, beginning of period	$17.22		$14.54		$13.27		$16.59		$12.35		$11.67

Income (loss) from investment operations:
Net investment incomeB	0.07		0.04		0.06		0.05		0.03		0.07
Net gains (losses) on investments (both realized and unrealized)	2.44		2.69		1.26		(3.35)		4.26		0.72

Total income (loss) from investment operations	2.51		2.73		1.32		(3.30)		4.29		0.79

Less distributions:
Dividends from net investment income	(0.04)		(0.05)		(0.05)		(0.02)		(0.05)		(0.07)
Distributions from net realized gains	-		-		-		-		-		(0.04)

Total distributions	(0.04)		(0.05)		(0.05)		(0.02)		(0.05)		(0.11)

Net asset value, end of period	$19.69		$17.22		$14.54		$13.27		$16.59		$12.35

Total returnC	14.61%		18.82	%D	9.97	%D	(19.91	)%D	34.85	%D	6.77	%D

Ratios and supplemental data:
Net assets, end of period	$335,406,517		$352,342,474		$295,960,634		$249,939,472		$235,442,772		$96,257,712
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.99%		0.97%		0.98%		0.99%		1.02%		1.24%
Expenses, net of reimbursements and/or recoupments	0.87	%E	0.85%		0.85%		0.85%		0.85%		0.85%
Net investment income, before expense reimbursements and/or recoupments	0.33%		0.15%		0.26%		0.18%		0.00	%F	0.21%
Net investment income, net of reimbursements and/or recoupments	0.45%		0.27%		0.39%		0.32%		0.17%		0.60%
Portfolio turnover rate	14%		28%		8%		3%		5%		9%

#	Fiscal year end changed from October 31 to August 31. See Note 1 in the Notes to Financial Statements for additional information.
A	Prior to the reorganization on November 15, 2024, the R5 Class was known as I Shares.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

E	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.85%, for the period ended August 31, 2025.
F	Amount rounds to less than 0.005%.

See accompanying notes

47

American Beacon Ninety One Global Franchise FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y ClassA
	November 1, 2024 to August 31, 2025#		Year Ended October 31,
			2024		2023		2022		2021			2020

Net asset value, beginning of period	$17.14		$14.49		$13.21		$16.54		$12.31			$11.64

Income (loss) from investment operations:
Net investment incomeB	0.08		0.00	C	0.02		0.01		0.00	C		0.05
Net gains (losses) on investments (both realized and unrealized)	2.43		2.67		1.26		(3.34)		4.25			0.71

Total income (loss) from investment operations	2.51		2.67		1.28		(3.33)		4.25			0.76

Less distributions:
Dividends from net investment income	(0.04)		(0.02)		-		-		(0.02)			(0.05)
Distributions from net realized gains	-		-		-		-		-			(0.04)

Total distributions	(0.04)		(0.02)		-		-		(0.02)			(0.09)

Net asset value, end of period	$19.61		$17.14		$14.49		$13.21		$16.54			$12.31

Total returnD	14.67%		18.43	%E	9.73	%E	(20.13	)%E	34.58	%E		6.54	%E

Ratios and supplemental data:
Net assets, end of period	$113,218,399		$5,340,217		$4,738,159		$4,172,668		$6,448,085			$4,265,861
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.02%		1.22%		1.23%		1.24%		1.28%			1.49%
Expenses, net of reimbursements and/or recoupments	0.86	%F	1.10%		1.10%		1.10%		1.10%			1.10%
Net investment income (loss), before expense reimbursements and/or recoupments	0.34%		(0.10)%		0.00	%G	(0.08)%		(0.18)%			(0.01)%
Net investment income, net of reimbursements and/or recoupments	0.50%		0.02%		0.13%		0.06%		0.00%		G	0.38%
Portfolio turnover rate	14%		28%		8%		3%		5%			9%

#	Fiscal year end changed from October 31 to August 31. See Note 1 in the Notes to Financial Statements for additional information.
A	Prior to the reorganization on November 15, 2024, the Y Class was known as A Shares.
B	Per share amounts have been calculated using the average shares method.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

F	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.85%, for the period ended August 31, 2025.
G	Amount rounds to less than 0.005%.

See accompanying notes

48

American Beacon Ninety One Global Franchise FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	November 18, 2024A to August 31, 2025
Net asset value, beginning of period	$17.51

Income from investment operations:
Net investment incomeB	0.07
Net gains on investments (both realized and unrealized)	2.16

Total income from investment operations	2.23

Less distributions:
Dividends from net investment income	(0.04)
Distributions from net realized gains	-

Net asset value, end of period	$19.70

Total returnC	12.74	%D

Ratios and supplemental data:
Net assets, end of period	$1,123
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	326.85	%E
Expenses, net of reimbursements and/or recoupments	0.89	%E F
Net investment (loss), before expense reimbursements and/or recoupments	(325.46	)%E
Net investment income, net of reimbursements and/or recoupments	0.50	%E
Portfolio turnover rate	14	%D

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.82%, for the period ended August 31, 2025.

See accompanying notes

49

American Beacon Ninety One International Franchise FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	November 1, 2024 to August 31, 2025#		Year Ended October 31,						August 31, 2021B to October 31, 2021
			2024		2023		2022

Net asset value, beginning of period	$10.55		$8.46		$7.39		$9.80		$10.00

Income (loss) from investment operations:
Net investment income (loss)C	0.05		0.06		0.05		0.04		(0.01)
Net gains (losses) on investments (both realized and unrealized)	1.14		2.11		1.06		(2.45)		(0.19)

Total income (loss) from investment operations	1.19		2.17		1.11		(2.41)		(0.20)

Less distributions:
Dividends from net investment income	(0.07)		(0.08)		(0.04)		-		-
Distributions from net realized gains	-		-		-		-		-

Net asset value, end of period	$11.67		$10.55		$8.46		$7.39		$9.80

Total returnD	11.32%		25.78	%E	15.02	%E	(24.59	)%E	(2.00	)%E F

Ratios and supplemental data:
Net assets, end of period	$5,315,357		$4,900,535		$1,185,782		$1,403,421		$1,808,807
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	5.25%		5.94%		12.98%		11.88%		37.19	%G
Expenses, net of reimbursements and/or recoupments	0.92	%H	0.85%		0.85%		0.85%		0.85	%G
Net investment (loss), before expense reimbursements and/or recoupments	(3.80)%		(4.53)%		(11.55)%		(10.51)%		(36.88	)%G
Net investment income (loss), net of reimbursements and/or recoupments .	0.53%		0.56%		0.58%		0.52%		(0.54	)%G
Portfolio turnover rate	16%		8%		8%		18%		0	%F

#	Fiscal year end changed from October 31 to August 31. See Note 1 in the Notes to Financial Statements for additional information.
A	Prior to the reorganization on November 15, 2024, the R5 Class was known as I Shares.
B	Per share amounts have been calculated using the average shares method.
C	Commenced operations on August 31, 2021.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

F	Not annualized.
G	Annualized.
H	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.85%, for the period ended August 31, 2025.

See accompanying notes

50

American Beacon Ninety One International Franchise FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	November 18, 2024A to August 31, 2025
Net asset value, beginning of period	$10.37

Income from investment operations:
Net investment incomeB	0.09
Net gains on investments (both realized and unrealized)	1.28

Total income from investment operations	1.37

Less distributions:
Dividends from net investment income	(0.07)
Distributions from net realized gains	-

Net asset value, end of period	$11.67

Total returnC	13.25	%D

Ratios and supplemental data:
Net assets, end of period	$3,131,067
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	5.21	%E
Expenses, net of reimbursements and/or recoupments	0.92	%E
Net investment (loss), before expense reimbursements and/or recoupments	(3.35	)%E
Net investment income, net of reimbursements and/or recoupments	0.94	%E
Portfolio turnover rate	16	%D

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

51

American Beacon Ninety One International Franchise FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	November 18, 2024A to August 31, 2025
Net asset value, beginning of period	$10.37

Income from investment operations:
Net investment incomeB	0.05
Net gains on investments (both realized and unrealized)	1.33

Total income from investment operations	1.38

Less distributions:
Dividends from net investment income	(0.07)
Distributions from net realized gains	-

Net asset value, end of period	$11.68

Total returnC	13.35	%D

Ratios and supplemental data:
Net assets, end of period	$1,133
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	321.78	%E
Expenses, net of reimbursements and/or recoupments	0.92	%E F
Net investment (loss), before expense reimbursements and/or recoupments	(320.28	)%E
Net investment income, net of reimbursements and/or recoupments	0.58	%E
Portfolio turnover rate	16	%D

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.82%, for the period ended August 31, 2025.

See accompanying notes

52

American Beacon FundsSM

Federal Tax Information

August 31, 2025 (Unaudited)

Certain tax information regarding the Funds are required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended August 31, 2025. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2025.

The Funds designated the following items with regard to distributions paid during the fiscal year ended August 31, 2025. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

Ninety One Emerging Markets Equity	0.00%
Ninety One Global Franchise	100.00%
Ninety One International Franchise	24.03%

Qualified Dividend Income:

Ninety One Emerging Markets Equity	60.67%
Ninety One Global Franchise	100.00%
Ninety One International Franchise	100.00%

Long-Term Capital Gain Distributions:

Ninety One Emerging Markets Equity	$0
Ninety One Global Franchise	$0
Ninety One International Franchise	$0

Short-Term Capital Gain Distributions:

Ninety One Emerging Markets Equity	$0
Ninety One Global Franchise	$0
Ninety One International Franchise	$0

Foreign Tax Credit:

Ninety One Emerging Markets Equity	$4,044,225
Ninety One Global Franchise	$0
Ninety One International Franchise	$0

The foreign tax credits for Ninety One Emerging Markets Equity Fund are based on foreign source income of $6,974,505 for the year ended August 31, 2025.

Shareholders will receive notification in January 2026 of the applicable tax information necessary to prepare their 2025 income tax returns.

53

American Beacon FundsSM

Results of Shareholder Meeting (Unaudited)

A special meeting of shareholders of each of the portfolios of the American Beacon Funds (the “Trust”) was held on August 14, 2025. The shareholders of the Trust, which includes shareholders of the American Beacon DoubleLine Floating Rate Income Fund, formerly known as FEAC Floating Rate Income Fund, American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Ninety One Global Franchise Fund, American Beacon Ninety One International Franchise Fund, American Beacon SiM High Yield Opportunities Fund, and the American Beacon The London Company Income Equity Fund, approved the election of eight (8) trustees to the Board of Trustees of the Trust. Approval of this proposal required a majority of the outstanding voting securities of the Trust.

The following are the results of the shareholder votes for this proposal:

Trustee	For	Against	Abstain	Non-Voting
Gilbert G. Alvarado	9,799,442,444.739	366,321,955.820	0.000	0.000
Gerard J. Arpey	9,786,037,980.551	379,724,448.710	0.000	0.000
Eugene J. Duffy	9,825,775,502.289	339,986,926.972	0.000	0.000
Claudia A. Holz	10,035,282,825.238	130,479,604.023	0.000	0.000
Douglas A. Lindgren	10,068,190,001.570	97,572,427.691	0.000	0.000
Barbara J. McKenna	9,822,345,807.154	343,416,622.084	0.000	0.000
Janet C. Smith	10,059,444,546.803	106,317,882.436	0.000	0.000
Paul Zemsky	10,034,064,866.274	131,697,562.874	0.000	0.000

54

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Ninety One Global Franchise Fund and American Beacon Ninety One International Franchise Fund are service marks of American Beacon Advisors, Inc.

AR 08/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

If any matter was submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], through the solicitation of proxies or otherwise, the company must furnish the following information:

(1) The date of the meeting and whether it was an annual or special meeting.

A special meeting of shareholders of each of the portfolios of the American Beacon Funds (the “Trust”) was held on August 14, 2025. The shareholders of the Trust, which includes shareholders of the American Beacon DoubleLine Floating Rate Income Fund, formerly known as FEAC Floating Rate Income Fund, American Beacon Ninety One Emerging Markets Equity Fund, American Beacon Ninety One Global Franchise Fund, American Beacon Ninety One International Franchise Fund, American Beacon SiM High Yield Opportunities Fund, and the American Beacon The London Company Income Equity Fund, approved the election of eight (8) trustees to the Board of Trustees of the Trust. Approval of this proposal required a majority of the outstanding voting securities of the Trust.

The following are the results of the shareholder votes for this proposal:

Trustee	For	Against	Abstain	Non-Voting
Gilbert G. Alvarado	9,799,442,444.739	366,321,955.820	0.000	0.000
Gerard J. Arpey	9,786,037,980.551	379,724,448.710	0.000	0.000
Eugene J. Duffy	9,825,775,502.289	339,986,926.972	0.000	0.000
Claudia A. Holz	10,035,282,825.238	130,479,604.023	0.000	0.000
Douglas A. Lindgren	10,068,190,001.570	97,572,427.691	0.000	0.000
Barbara J. McKenna	9,822,345,807.154	343,416,622.084	0.000	0.000
Janet C. Smith	10,059,444,546.803	106,317,882.436	0.000	0.000
Paul Zemsky	10,034,064,866.274	131,697,562.874	0.000	0.000

(2) If the meeting involved the election of directors, the name of each director elected at the meeting and the name of each other director whose term of office as a director continued after the meeting. Refer to Item 9(1).

(3) A brief description of each matter voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each such matter, including a separate tabulation with respect to each matter or nominee for office. Refer to Item 9(1).

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Renewal and Approval of Management Agreement and Investment Advisory Agreement for the American Beacon SiM High Yield Opportunities Fund

At meetings held on May 20, 2025 and June 4, 2025 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) of the American Beacon Funds (the “Trust”) considered and then, at its June 4, 2025 meeting, approved the renewal of: (1) the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the Trust on behalf of the American Beacon SiM High Yield Opportunities Fund (“Fund”); and (2) the Investment Advisory Agreement among the Manager, Strategic Investment Management, LLC (the “sub-advisor”) and the Trust (the “Investment Advisory Agreement”), on behalf of the Fund. The Management Agreement and the Investment Advisory Agreement are referred to herein individually as an “Agreement” and collectively as the “Agreements.”

In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the sub-advisor, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and the sub-advisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Fund as well as information from the Manager and the sub-advisor. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Trustees received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal of the Agreements, as well as the section describing additional Board considerations with respect to the Fund.

The Board considered that the Manager provides management and administrative services to the Fund pursuant to the Management Agreement. The Board considered that many funds have separate contracts governing each type of service and observed that, with respect to such funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative fees, reduced by any fee waivers and/or reimbursements.

The Manager or sub-advisor may not have been able to, or opted not to, provide information in response to certain requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreements, and related regulatory guidelines. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal of each Agreement was in the best interests of the Fund and its shareholders.

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreement

In determining whether to approve the renewal of the Agreements, the Board considered the Fund’s investment management and sub-advisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Fund and the sub-advisor for the Fund; (3) the profits, if any, earned by the Manager in rendering services to the Fund; (4) comparisons of services and fee rates with contracts entered into by the

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Renewal and Approval of Management Agreement and Investment Advisory Agreement for the American Beacon SiM High Yield Opportunities Fund

Manager or the sub-advisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting the fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager or the sub-advisor from their relationships with the Fund.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: the Fund’s investment performance; the length of service of key investment personnel at the Manager; the cost structure of the Fund; the financial capital structure of the Manager and its parent company; the Manager’s culture of compliance and support that reduce risks to the Fund; the Manager’s quality of services; the Manager’s active role in monitoring and, as appropriate, recommending additional or replacement sub-advisors; and the Manager’s representations regarding its efforts to retain key employees and maintain staffing levels.

With respect to the renewal of the Investment Advisory Agreement, the Board considered, among other factors: the Fund’s investment performance; the representations made by the sub-advisor regarding the sub-advisor’s level of staffing and; the financial stability of each sub-advisor; and its compliance program. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and the sub-advisor were appropriate for the Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of the Fund relative to its Broadridge Performance Universe, Morningstar Category, and/or benchmark index, as well as the Fund’s Morningstar rating. The Board considered the information provided by Broadridge regarding its independent methodology for selecting the Fund’s Broadridge Performance Universe. The Board also considered that the Performance Universes selected by Broadridge may not provide appropriate comparisons for the Fund due to the Fund’s unique or distinctive investment strategies. In addition, the Board considered the performance reports and discussions with management at meetings of the Board and its committees throughout the year. The Board also evaluated the comparative information provided by the sub-advisor regarding the performance of the Fund relative to the performance of comparable investment accounts managed by the sub-advisor and the Fund’s benchmark index for the strategy. In addition, the Board considered the Manager’s recommendation to continue to retain the sub-advisor. A discussion regarding the Board’s considerations with respect to the Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to the Fund.”

Costs of the Services Provided to the Fund and the Profits Realized by the Manager from its Relationship with the Fund. In analyzing the costs of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with the Fund being profitable for the Manager before and after the payment of distribution-related expenses by the Manager for the Fund. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the fund industry, as disclosed in publicly available sources. Although the Board considered that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Fund, the Manager represented that the difference is attributable to, among other factors, the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Fund. The Board also considered that, for the Fund and its classes, the Manager is waiving fees and/or reimbursing expenses.

The Board further considered that, with respect to the Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. The Board also considered that certain share classes of the Fund maintain higher expense ratios in order to compensate third-party financial intermediaries.

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Renewal and Approval of Management Agreement and Investment Advisory Agreement for the American Beacon SiM High Yield Opportunities Fund

In analyzing the fee rates charged by the sub-advisor in connection with its investment advisory services to the Fund, the Board considered representations made by the sub-advisor that the Fund’s sub-advisory fee rate schedule generally was favorable compared to other comparable client accounts. The Board did not request profitability data from the sub-advisor because the Board did not view this data as imperative to its deliberations given the arm’s-length nature of the relationship between the Manager and the sub-advisor with respect to the negotiation of sub-advisory fee rates. In addition, the Board considered that the sub-advisor may not account for its profits on an account-by-account basis and that different firms likely employ different methodologies in connection with these calculations.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to the Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to the Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fee rates, the Board considered whether economies of scale will be realized as the Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that the Manager has negotiated breakpoints for the sub-advisory fee schedule for the Fund and that the Fund’s asset level had exceeded all applicable breakpoints.

In addition, the Board considered the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to the Fund. In this regard, the Board considered that the Fund’s current assets did not exceed the threshold necessary to reach the first management fee breakpoint. Based on the foregoing information, the Board concluded that the Manager and sub-advisor fee rate schedules for the Fund provide for a reasonable sharing of benefits from any economies of scale with the Fund.

Benefits Derived from the Relationship with the Fund. The Board considered the Manager’s and sub-advisor’s responses to inquiries regarding “fall-out” or ancillary benefits that accrue to the Manager and/or the sub-advisor as a result of their advisory relationships with the Fund. For example, the Board considered that the Manager may invest the Fund’s cash balances in the American Beacon U.S. Government Money Market Select Fund, which the Manager manages directly, and for which the Manager receives a fee. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the sub-advisor by virtue of their relationships with the Fund appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to the Fund

The performance comparisons below were made for the Fund’s R5 Class shares relative to the Fund’s Broadridge Performance Universe and Morningstar Category. With respect to the Broadridge Performance Universe, the 1st Quintile represents the top 20 percent of the universe based on performance, and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References to the Fund’s Broadridge Performance Universe are to the respective universe of funds with comparable investment classifications and objectives as determined by Broadridge.

In reviewing the performance, the Board considered that the Manager views longer-term performance over a full market cycle, typically three to five years, as being the most important consideration because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of sub-advisor skill.

The expense comparisons in the Additional Considerations and Conclusions sections below were made for the Fund’s R5 Class shares relative to the Fund’s Broadridge Expense Universe and Broadridge Expense Group, and Y Class shares relative to the Fund’s Morningstar Fee Level universe. The 1st Quintile represents the lowest 20 percent of the universe or group based on lowest total expense, and the 5th Quintile represents the highest

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Renewal and Approval of Management Agreement and Investment Advisory Agreement for the American Beacon SiM High Yield Opportunities Fund

20 percent of the universe or group based on highest total expense. References to the Fund’s Expense Group and Expense Universe are to the respective group or universe of comparable funds as determined by Broadridge. Broadridge Expense Groups consist of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge Expense Universe includes all funds with comparable investment classifications/objectives and similar operating structures to that of the share class under review for the Fund, including funds in the Broadridge Expense Group. The Broadridge expense comparisons are based on the most recent audited financial information publicly available for the Fund as of December 31, 2024. References to the Fund’s Morningstar Fee Level ranking are to the institutional share class of comparable funds as determined by Morningstar.

The Board considered a Fund’s Morningstar fee level category with the 1st Quintile representing the lowest 20 percent of the category constituents and the 5th Quintile representing the highest 20 percent of the category in terms of total expense.

In considering the renewal of the Agreements for the Fund, the Board considered the following additional factors:

Broadridge Total Expenses Excluding 12b-1 Fees and Morningstar Fee Level Ranking
Compared to Broadridge Expense Group	4	th Quintile
Compared to Broadridge Expense Universe	3	rd Quintile
Morningstar Fee Level Ranking	4	th Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2024)
Compared to Broadridge Performance Universe	1	st Quintile
Compared to Morningstar Category	1	st Quintile

The Board also considered: (1) the Manager’s representation that the sub-advisor invests in below investment grade debt securities of smaller-capitalization issuers, and the Fund employs a limited-capacity strategy; (2) that while the Fund’s Broadridge Expense Group ranking and Morningstar Fee Level Ranking were in the 4th quintile, the Fund’s Broadridge Expense Universe ranking was in the 3rd quintile; (3) that the Fund’s trailing five-year performance, net of expenses, was in the 1st quintile of its Broadridge Performance Universe and Morningstar Category; and (4) the Manager’s recommendation to continue to retain the sub-advisor.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and sub-advisor under the Agreements are fair and reasonable; and (2) determined that the Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the Fund.

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Renewal and Approval of Management Agreement for the American Beacon DoubleLine Floating Rate Income Fund (formerly known as the American Beacon FEAC Floating Rate Income Fund)

At meetings held on May 20, 2025 and June 4, 2025 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) of the American Beacon Funds (the “Trust”) considered and then, at its June 4, 2025 meeting, approved the renewal of the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the Trust (the “Agreement”), on behalf of the American Beacon DoubleLine Floating Rate Income Fund (“Fund”).

In preparation for its consideration of the renewal of the Agreement, the Board undertook steps to gather and consider information furnished by the Manager, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Fund as well as information from the Manager. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreement, the Trustees received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal of the Agreement, as well as the section describing additional Board considerations with respect to the Fund.

The Board considered that the Manager provides management and administrative services to the Fund pursuant to the Management Agreement. The Board considered that many funds have separate contracts governing each type of service and observed that, with respect to such funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative fees, reduced by any fee waivers and/or reimbursements.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreement. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of the Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreement, and related regulatory guidelines. Based on its evaluation, the Board unanimously concluded that the terms of the Agreement were reasonable and fair and that the renewal of the Agreement was in the best interests of the Fund and its shareholders.

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreement

In determining whether to approve the renewal of the Agreement, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Fund; (3) the profits, if any, earned by the Manager in rendering services to the Fund; (4) comparisons of services and fee rates with contracts entered into by the Manager or its affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting the fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager from its relationship with the Fund.

Nature, Extent and Quality of Services. With respect to the renewal of the Agreement, the Board considered, among other factors: the Fund’s investment performance; the length of service of key investment personnel at the Manager; the cost structure of the Fund; the financial capital structure of the Manager and its parent company; the Manager’s culture of compliance and support that reduce risks to the Fund; the Manager’s

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Renewal and Approval of Management Agreement for the American Beacon DoubleLine Floating Rate Income Fund (formerly known as the American Beacon FEAC Floating Rate Income Fund)

quality of services; the Manager’s active role in monitoring and, as appropriate, recommending additional or replacement sub-advisors; and the Manager’s representations regarding its efforts to retain key employees and maintain staffing levels.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of the Fund relative to its Broadridge Performance Universe, Morningstar Category, and/or benchmark index, as well as the Fund’s Morningstar rating. The Board considered the information provided by Broadridge regarding its independent methodology for selecting the Fund’s Broadridge Performance Universe. In addition, the Board considered the performance reports and discussions with management at meetings of the Board and its committees throughout the year. A discussion regarding the Board’s considerations with respect to the Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to the Fund.”

Costs of the Services Provided to the Fund and the Profits Realized by the Manager from its Relationship with the Fund. In analyzing the costs of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with the Manager sustaining a loss with respect to the Fund before and after the payment of distribution-related expenses by the Manager. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the fund industry, as disclosed in publicly available sources. Although the Board considered that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Fund, the Manager represented that the difference is attributable to, among other factors, the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Fund. The Board also considered that, for the Fund and its share classes, the Manager is waiving fees and/or reimbursing expenses.

The Board further considered that, with respect to the Fund, the applicable Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. The Board also considered that certain share classes of the Fund maintain higher expense ratios in order to compensate third-party financial intermediaries.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to the Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to the Fund.”

Economies of Scale. In considering the reasonableness of the management fee rate, the Board considered whether economies of scale will be realized as the Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered the Manager’s representation that the Agreement contains fee schedule breakpoints at higher asset levels with respect to the Fund. In this regard, the Board considered that the Fund’s current assets did not exceed the threshold necessary to reach the first management fee breakpoint. Based on the foregoing information, the Board concluded that the Manager’s fee rate schedule for the Fund provide for a reasonable sharing of benefits from any economies of scale with the Fund.

Benefits Derived from the Relationship with the Fund. The Board considered the Manager’s responses to inquiries regarding “fall-out” or ancillary benefits that accrue to the Manager as a result of its advisory relationship with the Fund. For example, the Board considered that the Manager may invest the Fund’s cash balances in the American Beacon U.S. Government Money Market Select Fund, which the Manager manages directly, and for which the Manager receives a fee. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager by virtue of its relationship with the Fund appear to be fair and reasonable.

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Renewal and Approval of Management Agreement for the American Beacon DoubleLine Floating Rate Income Fund (formerly known as the American Beacon FEAC Floating Rate Income Fund)

Additional Considerations and Conclusions with Respect to the Fund

The performance comparisons below were made for the Fund’s R5 Class shares relative to the Fund’s Broadridge Performance Universe and Morningstar Category. With respect to the Broadridge Performance Universe, the 1st Quintile represents the top 20 percent of the universe based on performance, and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References to the Fund’s Broadridge Performance Universe are to the respective universe of funds with comparable investment classifications and objectives as determined by Broadridge.

In reviewing the Fund’s performance, the Board considered that the Manager views longer-term performance over a full market cycle, typically three to five years, as being the most important consideration because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of portfolio management skill.

The expense comparisons in the Additional Considerations and Conclusions sections below were made for the Fund’s R5 Class shares relative to the Fund’s Broadridge Expense Universe and Broadridge Expense Group, and Y Class shares relative to the Fund’s Morningstar Fee Level universe. The 1st Quintile represents the lowest 20 percent of the universe or group based on lowest total expense, and the 5th Quintile represents the highest 20 percent of the universe or group based on highest total expense. References to the Fund’s Expense Group and Expense Universe are to the respective group or universe of comparable funds as determined by Broadridge. Broadridge Expense Groups consist of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge Expense Universe includes all funds with comparable investment classifications/objectives and similar operating structures to that of the share class under review for the Fund, including funds in the Broadridge Expense Group. The Broadridge expense comparisons are based on the most recent audited financial information publicly available for the Fund as of December 31, 2024. References to the Fund’s Morningstar Fee Level ranking are to the institutional share class of comparable funds as determined by Morningstar.

The Board considered the Fund’s Morningstar fee level category with the 1st Quintile representing the lowest 20 percent of the category constituents and the 5th Quintile representing the highest 20 percent of the category in terms of total expense.

In considering the renewal of the Agreement Fund, the Board considered the following additional factors:

Broadridge Total Expenses Excluding 12b-1 Fees and Morningstar Fee Level Ranking
Compared to Broadridge Expense Group	5th Quintile
Compared to Broadridge Expense Universe	5th Quintile
Morningstar Fee Level Ranking	5th Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2024)*
Compared to Broadridge Performance Universe	5th Quintile
Compared to Morningstar Category	5th Quintile

Based on the foregoing considerations and evaluation, the Board considered that Manager recommended, and the Board approved, the termination of the then-current sub-advisor and the hiring of a new investment sub-advisor, as set forth below.

8

Approval of Investment Advisory Agreement for the American Beacon DoubleLine Floating Rate Income Fund (formerly known as the American Beacon FEAC Floating Rate Income Fund)

At its June 4, 2025 meeting (“Meeting”), the Board considered the approval of the Agreement among the Manager, the Trust, on behalf of the Fund, and DoubleLine Capital LP (“DoubleLine Capital”), the proposed sub-advisor for the Fund.

Prior to the Meeting, information was provided to the Board by DoubleLine Capital in response to requests from the Board and/or the Manager in connection with the Board’s consideration of the Agreement. The Board also received information from the Manager in connection with the Board’s consideration of the Agreement, and the Investment Committee of the Board met with representatives of DoubleLine Capital.

Provided below is an overview of the primary factors the Board considered at the Meeting at which the Board considered the approval of the Agreement. In determining whether to approve the Agreement, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services to be provided; (2) the prior investment performance of an affiliated mutual fund managed by DoubleLine Capital in the strategy that DoubleLine Capital proposed to utilize for the Fund (the “Comparable Affiliated Fund”); (3) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (4) whether fee levels reflect these economies of scale, if any, for the benefit of investors; (5) comparisons of services and fees with contracts entered into by the Fund with the sub-advisor that DoubleLine Capital would replace, and contracts entered into by DoubleLine Capital with other clients; and (6) any other benefits anticipated to be derived by DoubleLine Capital from its relationship with the Fund.

The Board did not identify any particular information that was most relevant to its consideration of the Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the Trustees who are not “interested persons” of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (“1940 Act”), provided the Board with a memorandum regarding its responsibilities pertaining to the approval of investment advisory contracts, such as the Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board concluded that the terms of the Agreement were reasonable and fair and approved the Agreement.

Nature, Extent and Quality of the Services to Be Provided by DoubleLine Capital. The Board considered information regarding DoubleLine Capital’s principal business activities and overall capabilities to perform the services under the Agreement. In addition, the Board considered the background and experience of the personnel who would be assigned responsibility for managing the Fund. The Board also considered DoubleLine Capital’s investment resources, infrastructure, and the adequacy of its compliance program. The Board also took into consideration the Manager’s recommendation of DoubleLine Capital. The Board considered DoubleLine Capital’s representation that its current staffing levels were adequate to service the Fund. Based on this information, the Board concluded that the nature, extent, and quality of the advisory services to be provided by DoubleLine Capital were appropriate for the Fund considering its investment objective, and, thus, supported a decision to approve the Agreement.

Performance of DoubleLine Capital. The Board considered the information provided by DoubleLine Capital regarding the performance of the Comparable Affiliated Fund relative to the performance of the Fund’s broad-based securities market index, an additional index used by the Fund and an additional index provided by DoubleLine Capital, for various periods ended December 31, 2024. The Board considered the Sub-Advisor’s representations regarding certain aspects of the Comparable Affiliated Fund’s underperformance for various periods. Based on the foregoing information, the Board concluded that the historical investment performance record of DoubleLine Capital supported approval of the Agreement.

Comparisons of the Amounts to Be Paid Under the Agreement with Those Under Contracts Between the Fund and the Prior Sub-Advisor, and DoubleLine Capital and Its Other Clients. In evaluating the Agreement, the Board reviewed the proposed advisory fee rate for services to be performed by DoubleLine Capital on behalf of the Fund. The Board considered that, while DoubleLine Capital’s advisory fee rate is higher than the fee rate paid by the Fund to the sub-advisor that DoubleLine Capital would replace at all asset levels, the Manager had agreed to an amendment to the Management Agreement between the Manager and the Trust, on behalf of the Fund, to reduce the management fee payable by the Fund for the time during which DoubleLine Capital serves as a sub-advisor, such that the appointment of DoubleLine Capital would not result in an increase in the total management and advisory fee rates payable by the Fund at any asset level, as compared to the then current fee rates. The Board

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Approval of Investment Advisory Agreement for the American Beacon DoubleLine Floating Rate Income Fund (formerly known as the American Beacon FEAC Floating Rate Income Fund)

also considered that, as with the sub-advisory agreement then in effect, DoubleLine Capital’s investment advisory fee rate under the Agreement would be paid to DoubleLine Capital by the Fund. Additionally, the Board considered DoubleLine Capital’s representation that the advisory fee rate proposed for the Fund is lower than that of the Comparable Affiliated Fund and DoubleLine Capital’s standard fee rate for accounts in the same strategy. After evaluating this information, the Board concluded that DoubleLine Capital’s advisory fee rate under the Agreement was reasonable considering the services to be provided to the Fund.

Costs of the Services to Be Provided and Profits to Be Realized by DoubleLine Capital and Its Affiliates from Its Relationship with the Fund. The Board did not consider the costs of the services to be provided and any profits to be realized by DoubleLine Capital from its relationship with the Fund, noting instead the arm’s-length nature of the relationship between the Manager and DoubleLine Capital with respect to the negotiation of the advisory fee rate on behalf of the Fund.

Economies of Scale. The Board considered DoubleLine Capital’s representation that it believes that the proposed advisory fee rate for the Fund was reasonably designed to reflect and share with shareholders achievable economies of scale for the benefit of the Fund’s investors.

Benefits to Be Derived by DoubleLine Capital From Its Relationship with the Fund. The Board considered DoubleLine Capital’s representation that there are indirect benefits that may accrue to it or its affiliates because of DoubleLine Capital’s proposed relationship with the Fund, such as beneficial publicity from the relationship. Based on the foregoing information, the Board concluded that the potential benefits accruing to DoubleLine Capital by virtue of its relationship with the Fund appear to be fair and reasonable.

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund, the Manager or DoubleLine Capital, as that term is defined in the 1940 Act, concluded that the proposed investment advisory fee rate is fair and reasonable and approved the Agreement.

10

Renewal and Approval of Management Agreement and Investment Advisory Agreement for the American Beacon The London Company Income Equity Fund

At meetings held on May 20, 2025 and June 4, 2025 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) of the American Beacon Funds (the “Trust”) considered and then, at its June 4, 2025 meeting, approved the renewal of: (1) the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the Trust on behalf of the American Beacon The London Company Income Equity Fund (“Fund”); and (2) the Investment Advisory Agreement among the Manager, The London Company of Virginia, LLC (the “sub-advisor”) and, Trust (the “Investment Advisory Agreement”), on behalf of the Fund. The Management Agreement and the Investment Advisory Agreement are referred to herein individually as an “Agreement” and collectively as the “Agreements.”

In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the sub-advisor, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and the sub-advisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Fund as well as information from the Manager and the sub-advisor. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Trustees received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal of the Agreements, as well as the section describing additional Board considerations with respect to the Fund.

The Board considered that the Manager provides management and administrative services to the Fund pursuant to the Management Agreement. The Board considered that many funds have separate contracts governing each type of service and observed that, with respect to such funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative fees, reduced by any fee waivers and/or reimbursements.

The Manager or the sub-advisor may not have been able to, or opted not to, provide information in response to certain requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreements, and related regulatory guidelines. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal of each Agreement was in the best interests of the Fund and its shareholders.

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreement

In determining whether to approve the renewal of the Agreements, the Board considered the Fund’s investment management and sub-advisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Fund and, the sub-advisor for the Fund; (3) the profits, if any, earned by the Manager in rendering services to the Fund; (4) comparisons of services and fee rates with contracts entered into by the

11

Renewal and Approval of Management Agreement and Investment Advisory Agreement for the American Beacon The London Company Income Equity Fund

Manager or the sub-advisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting the fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager or the sub-advisor from their relationships with the Fund.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: the Fund’s investment performance; the length of service of key investment personnel at the Manager; the cost structure of the Fund; the financial capital structure of the Manager and its parent company; the Manager’s culture of compliance and support that reduce risks to the Fund; the Manager’s quality of services; the Manager’s active role in monitoring and, as appropriate, recommending additional or replacement sub-advisors; and the Manager’s representations regarding its efforts to retain key employees and maintain staffing levels.

With respect to the renewal of the Investment Advisory Agreement, the Board considered, among other factors: the Fund’s investment performance; the representations made by the sub-advisor regarding the sub-advisor’s level of staffing; the financial stability of the sub-advisor; and its compliance program. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and the sub-advisor were appropriate for the Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of the Fund relative to its Broadridge Performance Universe, Morningstar Category, and/or benchmark index, as well as the Fund’s Morningstar rating. The Board considered the information provided by Broadridge regarding its independent methodology for selecting the Fund’s Broadridge Performance Universe. In addition, the Board considered the performance reports and discussions with management at meetings of the Board and its committees throughout the year. The Board also evaluated the comparative information provided by the sub-advisor regarding the performance of the Fund relative to the performance of a composite of other comparable investment accounts managed by the sub-advisor and the Fund’s benchmark index for the strategy. In addition, the Board considered the Manager’s recommendation to continue to retain the sub-advisor. A discussion regarding the Board’s considerations with respect to the Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to the Fund.”

Costs of the Services Provided to the Fund and the Profits Realized by the Manager from its Relationship with the Fund. In analyzing the costs of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with the Manager earning a profit before and after the payment of distribution-related expenses by the Manager for the Fund. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the fund industry, as disclosed in publicly available sources. Although the Board considered that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Fund, the Manager represented that the difference is attributable to, among other factors, the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Fund. The Board also considered that, for one class of the Fund, the Manager is waiving fees and/or reimbursing expenses.

The Board further considered that, with respect to the Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. In addition, the Board considered that the Manager receives fees for \ administering and overseeing the securities lending program on behalf of the Fund. The Board also considered that certain share classes of the Fund maintain higher expense ratios in order to compensate third-party financial intermediaries.

12

Renewal and Approval of Management Agreement and Investment Advisory Agreement for the American Beacon The London Company Income Equity Fund

In analyzing the fee rates charged by the sub-advisor in connection with its investment advisory services to the Fund, the Board considered representations made by the sub-advisor that the Fund’s sub-advisory fee rate schedule generally was favorable compared to other comparable client accounts. The Board did not request profitability data from the sub-advisor because the Board did not view this data as imperative to its deliberations given the arm’s-length nature of the relationship between the Manager and the sub-advisor with respect to the negotiation of sub-advisory fee rates. In addition, the Board considered that the sub-advisor may not account for its profits on an account-by-account basis and that different firms likely employ different methodologies in connection with these calculations.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to the Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to the Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fee rates, the Board considered whether economies of scale will be realized as the Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that the Manager has negotiated breakpoints for the sub-advisory fee schedule for the Fund and that the Fund’s asset level had exceed all applicable breakpoints.

In addition, the Board considered the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to the Fund. In this regard, the Board considered that the Fund’s current assets did not exceed the threshold necessary to reach the first management fee breakpoint. Based on the foregoing information, the Board concluded that the Manager and sub-advisor fee rate schedules for the Fund provide for a reasonable sharing of benefits from any economies of scale with the Fund.

Benefits Derived from the Relationship with the Fund. The Board considered the Manager’s and sub-advisor’s responses to inquiries regarding “fall-out” or ancillary benefits that accrue to the Manager and/or the sub-advisor as a result of their advisory relationships with the Fund. For example, the Board considered that the Manager may invest the Fund’s cash balances and cash collateral provided by the borrowers of the Fund’s securities in the American Beacon U.S. Government Money Market Select Fund, which the Manager manages directly, and for which the Manager receives a fee. Similarly, the Board considered that the sub-advisor benefits from soft dollar arrangements for proprietary and/or third-party research. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the sub-advisor by virtue of their relationships with the Fund appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to the Fund

The performance comparisons below were made for the Fund’s R5 Class shares relative to the Fund’s Broadridge Performance Universe and Morningstar Category. With respect to the Broadridge Performance Universe, the 1st Quintile represents the top 20 percent of the universe based on performance, and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References to the Fund’s Broadridge Performance Universe are to the respective universe of funds with comparable investment classifications and objectives as determined by Broadridge.

In reviewing the performance, the Board considered that the Manger views longer-term performance over a full market cycle, which is typically three to five years, as being the most important consideration because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of sub-advisor skill.

The expense comparisons in the Additional Considerations and Conclusions sections below were made for the Fund’s R5 Class shares relative to the Fund’s Broadridge Expense Universe and Broadridge Expense Group, and Y

13

Renewal and Approval of Management Agreement and Investment Advisory Agreement for the American Beacon The London Company Income Equity Fund

Class shares relative to the Fund’s Morningstar Fee Level universe. The 1st Quintile represents the lowest 20 percent of the universe or group based on lowest total expense, and the 5th Quintile represents the highest 20 percent of the universe or group based on highest total expense. References to the Fund’s Expense Group and Expense Universe are to the respective group or universe of comparable funds as determined by Broadridge. Broadridge Expense Groups consist of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge Expense Universe includes all funds with comparable investment classifications/objectives and similar operating structures to that of the share class under review for the Fund, including funds in the Broadridge Expense Group. The Broadridge expense comparisons are based on the most recent audited financial information publicly available for the Fund as of December 31, 2024. References to the Fund’s Morningstar Fee Level ranking are to the institutional share class of comparable funds as determined by Morningstar.

The Board considered the Fund’s Morningstar fee level category with the 1st Quintile representing the lowest 20 percent of the category constituents and the 5th Quintile representing the highest 20 percent of the category in terms of total expense.

In considering the renewal of the Agreements for the Fund, the Board considered the following additional factors:

Broadridge Total Expense Analysis Excluding 12b-1 Fees and Morningstar Fee Level Ranking
Compared to Broadridge Expense Group	2	nd Quintile
Compared to Broadridge Expense Universe	4	th Quintile
Morningstar Fee Level Ranking	4	th Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2024)
Compared to Broadridge Performance Universe	4th Quintile
Compared to Morningstar Category	5th Quintile

The Board also considered: (1) the Manager’s explanation that the Fund’s performance was negatively impacted in 2022 by its underweight to the Energy sector and certain deeper value securities, while in 2023 the high-beta stocks that drove market performance were inconsistent with the sub-advisor’s high-quality, income-focused investment strategy; (2) that although the Fund’s Broadridge Expense Universe ranking and Morningstar Fee Level Ranking were in the 4th quintile, the Fund’s Broadridge Expense Group ranking was in the 2nd quintile; and (3) the Manager’s recommendation to continue to retain the sub-advisor.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and sub-advisor under the Agreements are fair and reasonable; and (2) determined that the Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the Fund.

14

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 16. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not Applicable.

Item 19. Exhibits

(a)(1) Filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gregory J. Stumm

Gregory J. Stumm
Principal Executive Officer
American Beacon Funds
Date: November 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gregory J. Stumm

Gregory J. Stumm
Principal Executive Officer
American Beacon Funds
Date: November 7, 2025

By	/s/ Sonia L. Bates

Sonia L. Bates
Principal Financial Officer
American Beacon Funds
Date: November 7, 2025